UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

            Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 to December 31, 2017

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.7%
Aerospace & Defense - 4.8%
Boeing Co. (The)	114,280	$33,702,315
General Dynamics Corp.	4,681	952,350
Huntington Ingalls Industries, Inc.	53,274	12,556,682
Lockheed Martin Corp.	2,826	907,287
Northrop Grumman Corp.	26,078	8,003,599
Raytheon Co.	97,287	18,275,363
Spirit AeroSystems Holdings, Inc., Class A	188,249	16,424,725

		90,822,321

Air Freight & Logistics - 0.4%
FedEx Corp.	28,222	7,042,518

Airlines - 0.4%
JetBlue Airways Corp. *	317,800	7,099,652

Auto Components - 0.6%
Adient plc	6,979	549,247
Lear Corp.	65,195	11,517,349

		12,066,596

Automobiles - 0.8%
General Motors Co.	239,576	9,820,220
Thor Industries, Inc.	39,590	5,967,005

		15,787,225

Banks - 7.3%
Bank of America Corp.	534,882	15,789,717
Citigroup, Inc.	206,752	15,384,416
JPMorgan Chase & Co.	408,529	43,688,091
M&T Bank Corp.	13,538	2,314,863
PNC Financial Services Group, Inc. (The)	93,068	13,428,782
SunTrust Banks, Inc.	134,928	8,714,999
US Bancorp	229,101	12,275,232
Wells Fargo & Co.	441,265	26,771,547

		138,367,647

Beverages - 0.8%
Constellation Brands, Inc., Class A	33,350	7,622,810
PepsiCo, Inc.	60,410	7,244,367

		14,867,177

Biotechnology - 4.3%
AbbVie, Inc.	91,389	8,838,230
Alexion Pharmaceuticals, Inc. *	16,335	1,953,503
Amgen, Inc.	71,022	12,350,726
Biogen, Inc. *	39,872	12,702,023
Bioverativ, Inc. *	52,859	2,850,157
Celgene Corp. *	64,456	6,726,628
Exelixis, Inc. *	276,228	8,397,331
Gilead Sciences, Inc.	245,710	17,602,665
United Therapeutics Corp. *	61,238	9,060,162

		80,481,425

Building Products - 0.8%
Owens Corning	156,206	14,361,580

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 2.4%
Ameriprise Financial, Inc.	52,239	$8,852,943
Bank of New York Mellon Corp. (The)	111,687	6,015,462
Franklin Resources, Inc.	87,140	3,775,776
Goldman Sachs Group, Inc. (The)	41,228	10,503,245
Morgan Stanley	13,276	696,592
S&P Global, Inc.	17,709	2,999,905
State Street Corp.	81,114	7,917,538
T. Rowe Price Group, Inc.	44,623	4,682,291

		45,443,752

Chemicals - 2.7%
Cabot Corp.	12,817	789,399
Chemours Co. (The)	53,690	2,687,721
DowDuPont, Inc.	40,723	2,900,292
Eastman Chemical Co.	16,257	1,506,049
Huntsman Corp.	255,710	8,512,586
LyondellBasell Industries NV, Class A	283,439	31,268,991
Monsanto Co.	28,162	3,288,758

		50,953,796

Commercial Services & Supplies - 0.2%
Republic Services, Inc.	13,617	920,646
Rollins, Inc.	16,121	750,110
Waste Management, Inc.	33,664	2,905,203

		4,575,959

Communications Equipment - 0.8%
Cisco Systems, Inc.	383,435	14,685,560

Consumer Finance - 0.1%
Discover Financial Services	35,549	2,734,429

Distributors - 0.1%
LKQ Corp. *	30,523	1,241,370

Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	1,454	811,841
H&R Block, Inc.	43,574	1,142,510

		1,954,351

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	131,492	26,064,344

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	138,247	5,375,043

Electric Utilities - 2.0%
Edison International	30,466	1,926,670
Eversource Energy	38,708	2,445,571
Exelon Corp.	375,676	14,805,391
Great Plains Energy, Inc.	41,596	1,341,055
Hawaiian Electric Industries, Inc.	14,569	526,669
NextEra Energy, Inc.	6,480	1,012,111
PG&E Corp.	173,383	7,772,760
Pinnacle West Capital Corp.	80,348	6,844,043
Xcel Energy, Inc.	27,806	1,337,747

		38,012,017

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics, Inc. *	17,949	$1,443,279
Avnet, Inc.	16,670	660,466
Coherent, Inc. *	4,173	1,177,704
Corning, Inc.	487,375	15,591,126
Dolby Laboratories, Inc., Class A	14,452	896,024
FLIR Systems, Inc.	16,073	749,323
IPG Photonics Corp. *	8,030	1,719,464
Jabil, Inc.	65,036	1,707,195

		23,944,581

Energy Equipment & Services - 0.1%
Baker Hughes a GE Co.	30,914	978,119
Oceaneering International, Inc.	31,976	675,973

		1,654,092

Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	31,544	4,500,383
AvalonBay Communities, Inc.	10,236	1,826,205
Boston Properties, Inc.	11,170	1,452,435
Crown Castle International Corp.	20,620	2,289,026
Digital Realty Trust, Inc.	58,944	6,713,722
Equinix, Inc.	7,311	3,313,491
Equity Residential	45,227	2,884,126
Essex Property Trust, Inc.	2,826	682,112
GGP, Inc.	80,952	1,893,467
HCP, Inc.	74,734	1,949,063
Host Hotels & Resorts, Inc.	97,937	1,944,049
Prologis, Inc.	38,097	2,457,637
Public Storage	28,070	5,866,630
Realty Income Corp.	46,031	2,624,688
Simon Property Group, Inc.	31,280	5,372,027
Ventas, Inc.	65,952	3,957,780
Vornado Realty Trust	12,491	976,546
Welltower, Inc.	27,691	1,765,855
Weyerhaeuser Co.	75,677	2,668,371

		55,137,613

Food & Staples Retailing - 2.0%
CVS Health Corp.	78,291	5,676,098
Wal-Mart Stores, Inc.	327,239	32,314,851

		37,990,949

Food Products - 1.8%
Archer-Daniels-Midland Co.	268,754	10,771,660
Bunge Ltd.	9,706	651,079
Campbell Soup Co.	23,383	1,124,956
Flowers Foods, Inc.	27,904	538,826
Ingredion, Inc.	58,127	8,126,155
Pilgrim’s Pride Corp. *	253,693	7,879,705
Tyson Foods, Inc., Class A	58,377	4,732,623

		33,825,004

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	9,658	551,182
Align Technology, Inc. *	6,573	1,460,455
Baxter International, Inc.	243,204	15,720,707
Cooper Cos., Inc. (The)	3,979	866,944
Danaher Corp.	53,541	4,969,676
Medtronic plc	88,396	7,137,977

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 1.8% (continued)
Varian Medical Systems, Inc. *	12,473	$1,386,374
Zimmer Biomet Holdings, Inc.	21,596	2,605,989

		34,699,304

Health Care Providers & Services - 3.4%
Anthem, Inc.	77,619	17,465,051
Centene Corp. *	59,339	5,986,118
Cigna Corp.	14,323	2,908,858
Express Scripts Holding Co. *	108,610	8,106,651
Humana, Inc.	60,450	14,995,832
McKesson Corp.	24,576	3,832,627
UnitedHealth Group, Inc.	4,768	1,051,153
WellCare Health Plans, Inc. *	48,711	9,796,269

		64,142,559

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	222,346	14,757,104
Darden Restaurants, Inc.	158,625	15,231,173
Las Vegas Sands Corp.	30,572	2,124,448
McDonald’s Corp.	16,798	2,891,272
Royal Caribbean Cruises Ltd.	115,323	13,755,727
Wyndham Worldwide Corp.	8,200	950,134

		49,709,858

Household Durables - 0.4%
NVR, Inc. *	295	1,034,925
PulteGroup, Inc.	132,554	4,407,420
Toll Brothers, Inc.	37,692	1,809,970

		7,252,315

Household Products - 1.3%
Procter & Gamble Co. (The)	265,550	24,398,734

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp. *	276,678	5,068,741

Industrial Conglomerates - 0.1%
3M Co.	5,269	1,240,165

Insurance - 5.2%
Aflac, Inc.	119,729	10,509,812
Allstate Corp. (The)	171,032	17,908,761
American Financial Group, Inc.	78,029	8,469,268
Assured Guaranty Ltd.	212,201	7,187,248
CNA Financial Corp.	37,971	2,014,362
Everest Re Group Ltd.	62,034	13,725,643
First American Financial Corp.	26,485	1,484,219
Lincoln National Corp.	84,912	6,527,185
Prudential Financial, Inc.	34,140	3,925,417
Reinsurance Group of America, Inc.	60,041	9,362,193
Travelers Cos., Inc. (The)	115,307	15,640,241
Unum Group	29,505	1,619,529

		98,373,878

Internet & Direct Marketing Retail - 2.0%
Amazon.com, Inc. *	27,089	31,679,773
Liberty Interactive Corp. QVC Group, Class A *	150,704	3,680,191
Netflix, Inc. *	5,773	1,108,185
Priceline Group, Inc. (The) *	1,232	2,140,896

		38,609,045

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 5.6%
Akamai Technologies, Inc. *	92,554	$6,019,712
Alphabet, Inc., Class A*	25,625	26,993,375
Alphabet, Inc., Class C*	21,385	22,377,264
eBay, Inc. *	456,312	17,221,215
Facebook, Inc., Class A*	164,116	28,959,909
IAC/InterActiveCorp*	36,927	4,515,434

		106,086,909

IT Services - 3.3%
Accenture plc, Class A	54,344	8,319,523
Amdocs Ltd.	41,158	2,695,026
Booz Allen Hamilton Holding Corp.	106,917	4,076,745
Cognizant Technology Solutions Corp., Class A	94,399	6,704,217
Fiserv, Inc. *	21,651	2,839,096
Genpact Ltd.	36,204	1,149,115
International Business Machines Corp.	156,384	23,992,433
Total System Services, Inc.	76,806	6,074,587
Visa, Inc., Class A	59,121	6,740,976

		62,591,718

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	50,668	3,393,236
Charles River Laboratories International, Inc. *	17,876	1,956,528
Thermo Fisher Scientific, Inc.	25,550	4,851,434
Waters Corp. *	4,285	827,819

		11,029,017

Machinery - 1.8%
Allison Transmission Holdings, Inc.	96,181	4,142,516
Caterpillar, Inc.	9,922	1,563,509
Cummins, Inc.	61,152	10,801,889
Deere & Co.	33,439	5,233,538
Ingersoll-Rand plc	23,061	2,056,811
Oshkosh Corp.	111,197	10,106,695
Trinity Industries, Inc.	24,673	924,250

		34,829,208

Media - 2.0%
Comcast Corp., Class A	388,563	15,561,948
John Wiley & Sons, Inc., Class A	12,594	828,056
Time Warner, Inc.	54,921	5,023,624
Viacom, Inc., Class B	40,814	1,257,479
Walt Disney Co. (The)	143,797	15,459,615

		38,130,722

Metals & Mining - 0.1%
Newmont Mining Corp.	19,778	742,071
Steel Dynamics, Inc.	26,258	1,132,507

		1,874,578

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management, Inc.	285,888	3,399,208

INVESTMENTS	SHARES	VALUE ($)
Multi-Utilities - 2.1%
Ameren Corp.	265,955	$15,688,685
Consolidated Edison, Inc.	154,507	13,125,370
DTE Energy Co.	83,223	9,109,590
Public Service Enterprise Group, Inc.	28,658	1,475,887

		39,399,532

Oil, Gas & Consumable Fuels - 2.1%
Devon Energy Corp.	96,902	4,011,743
Exxon Mobil Corp.	35,273	2,950,234
HollyFrontier Corp.	91,791	4,701,535
Marathon Petroleum Corp.	72,926	4,811,657
Murphy Oil Corp.	126,467	3,926,800
PBF Energy, Inc., Class A	58,027	2,057,057
Pioneer Natural Resources Co.	10,426	1,802,134
Southwestern Energy Co. *	344,895	1,924,514
Valero Energy Corp.	154,172	14,169,949

		40,355,623

Pharmaceuticals - 3.0%
Johnson & Johnson	197,339	27,572,205
Merck & Co., Inc.	93,487	5,260,513
Mylan NV*	134,618	5,695,688
Pfizer, Inc.	495,386	17,942,881

		56,471,287

Professional Services - 0.3%
ManpowerGroup, Inc.	45,526	5,741,284

Road & Rail - 0.6%
CSX Corp.	28,099	1,545,726
Norfolk Southern Corp.	19,750	2,861,775
Union Pacific Corp.	53,306	7,148,335

		11,555,836

Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials, Inc.	177,866	9,092,510
Intel Corp.	649,920	30,000,307
Lam Research Corp.	75,338	13,867,466
Micron Technology, Inc. *	599,877	24,666,942
NVIDIA Corp.	2,526	488,781
ON Semiconductor Corp. *	260,091	5,446,305
QUALCOMM, Inc.	108,080	6,919,282
Skyworks Solutions, Inc.	78,061	7,411,892
Texas Instruments, Inc.	113,603	11,864,697

		109,758,182

Software - 5.4%
Activision Blizzard, Inc.	182,309	11,543,806
CA, Inc.	48,627	1,618,307
Cadence Design Systems, Inc. *	19,993	836,107
Electronic Arts, Inc. *	61,548	6,466,233
Manhattan Associates, Inc. *	31,521	1,561,550
Microsoft Corp.	589,154	50,396,233
Oracle Corp.	367,823	17,390,671
VMware, Inc., Class A*(a)	98,225	12,309,557

		102,122,464

Specialty Retail - 2.7%
Best Buy Co., Inc.	309,221	21,172,362
Foot Locker, Inc.	13,838	648,725

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 2.7% (continued)
Gap, Inc. (The)	138,630	$4,721,738
Home Depot, Inc. (The)	59,941	11,360,618
Lowe’s Cos., Inc.	25,933	2,410,213
TJX Cos., Inc. (The)	39,333	3,007,401
Williams-Sonoma, Inc. (a)	141,137	7,296,783

		50,617,840

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	403,899	68,351,828
HP, Inc.	263,173	5,529,265
Western Digital Corp.	223,585	17,781,715

		91,662,808

Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. *	89,611	5,641,013
Skechers U.S.A., Inc., Class A *	51,824	1,961,020

		7,602,033

Thrifts & Mortgage Finance - 0.0%(b)
New York Community Bancorp, Inc.	31,509	410,247

Tobacco - 1.0%
Altria Group, Inc.	127,125	9,077,996
Philip Morris International, Inc.	100,862	10,656,071

		19,734,067

Trading Companies & Distributors - 0.2%
United Rentals, Inc. *	27,225	4,680,250

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	14,016	899,827

TOTAL COMMON STOCKS (Cost $1,443,305,347)		1,846,936,240

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.1%
Limited Purpose Cash Investment Fund, 1.17%(2)(c) (Cost $40,389,967)	40,394,007	40,389,967

SECURITIES LENDING COLLATERAL - 0.8%

Investment Companies - 0.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.17% (2)(c)(d)	2,375,492	2,375,492
Limited Purpose Cash Investment Fund 1.01% (2)(c)(d)	11,846,875	11,846,875

TOTAL SECURITIES LENDING COLLATERAL (Cost $14,222,367)		14,222,367

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $1,497,917,681)		1,901,548,574

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%(e)		(11,214,979)

NET ASSETS - 100.0%		$1,890,333,595

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$222,971,356	11.8%
Consumer Staples	130,815,930	6.9
Energy	42,009,715	2.2
Financials	314,793,506	16.6
Health Care	246,823,592	13.1
Industrials	182,848,598	9.7
Information Technology	510,852,223	27.0
Materials	52,828,374	2.8
Real Estate	55,137,613	2.9
Telecommunication Services	5,375,043	0.3
Utilities	82,480,290	4.4
Short-Term Investments	40,389,967	2.1
Securities Lending Collateral	14,222,367	0.8

Total Investments In Securities At Value	1,901,548,574	100.6
Liabilities in Excess of Other Assets (e)	(11,214,979)	(0.6)

Net Assets	$1,890,333,595	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $13,782,991.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	174	3/2018	USD	$23,281,200	$145,482

					$145,482

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$631,580	$631,580

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.2%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	21,437	$2,612,098
Ducommun, Inc. *	9,558	271,925
Esterline Technologies Corp. *	22,805	1,703,534
Moog, Inc., Class A *	20,096	1,745,338
National Presto Industries, Inc.(a)	9,278	922,697
Vectrus, Inc. *	58,598	1,807,748

		9,063,340

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. *	37,962	878,441
Atlas Air Worldwide Holdings, Inc. *	19,023	1,115,699
Hub Group, Inc., Class A *	39,518	1,892,912

		3,887,052

Airlines - 0.4%
Allegiant Travel Co.	5,157	798,046
Hawaiian Holdings, Inc.	18,265	727,860
SkyWest, Inc.	18,911	1,004,174

		2,530,080

Auto Components - 3.1%
American Axle & Manufacturing Holdings, Inc. *	226,484	3,857,023
Cooper Tire & Rubber Co.	68,246	2,412,496
Cooper-Standard Holdings, Inc. *	44,682	5,473,545
Dana, Inc.	164,471	5,264,717
Standard Motor Products, Inc.	6,733	302,379
Stoneridge, Inc. *	67,906	1,552,331
Superior Industries International, Inc.	15,415	228,913
Tenneco, Inc.	29,180	1,708,197
Tower International, Inc.	36,522	1,115,747

		21,915,348

Automobiles - 0.2%
Winnebago Industries, Inc.	21,124	1,174,494

Banks - 5.6%
1st Source Corp.	11,573	572,285
Ameris Bancorp	7,397	356,535
BancorpSouth Bank	11,896	374,129
Brookline Bancorp, Inc.	63,300	993,810
Cathay General Bancorp	30,589	1,289,938
City Holding Co.	4,496	303,345
Community Trust Bancorp, Inc.	4,310	203,001
Customers Bancorp, Inc. *	25,088	652,037
Eagle Bancorp, Inc. *	8,567	496,029
Enterprise Financial Services Corp.	23,785	1,073,893
FCB Financial Holdings, Inc., Class A *	5,256	267,005
Fidelity Southern Corp.	34,506	752,231
First Busey Corp.	8,773	262,664
First Citizens BancShares, Inc., Class A	7,518	3,029,754
First Financial Bancorp	30,642	807,417
First Financial Corp.	5,150	233,552
First Interstate BancSystem, Inc., Class A	50,937	2,040,027
First Merchants Corp.	53,707	2,258,916
Flushing Financial Corp.	14,191	390,252
Fulton Financial Corp.	98,410	1,761,539
Great Southern Bancorp, Inc.	11,784	608,644
Great Western Bancorp, Inc.	95,512	3,801,378
Hancock Holding Co.	42,243	2,091,028
Hanmi Financial Corp.	8,975	272,391
Heartland Financial USA, Inc.	21,321	1,143,872

INVESTMENTS	SHARES	VALUE ($)

Banks - 5.6% (continued)
Heritage Financial Corp.	7,292	$224,594
Hilltop Holdings, Inc.	14,902	377,468
Hope Bancorp, Inc.	12,023	219,420
International Bancshares Corp.	45,284	1,797,775
LegacyTexas Financial Group, Inc.	11,526	486,512
MB Financial, Inc.	20,277	902,732
Midland States Bancorp, Inc.	7,041	228,692
NBT Bancorp, Inc.	23,967	881,986
Old National Bancorp	17,158	299,407
Preferred Bank	8,648	508,329
Renasant Corp.	9,133	373,448
S&T Bancorp, Inc.	6,068	241,567
Sandy Spring Bancorp, Inc.	7,575	295,576
ServisFirst Bancshares, Inc.	56,399	2,340,558
Stock Yards Bancorp, Inc.	6,968	262,694
Tompkins Financial Corp.	2,852	232,010
TriCo Bancshares	6,437	243,705
Trustmark Corp.	25,273	805,198
Union Bankshares Corp.	7,445	269,286
Wintrust Financial Corp.	33,616	2,768,950

		39,795,579

Beverages - 2.2%
Boston Beer Co., Inc. (The), Class A *	19,334	3,694,727
Coca-Cola Bottling Co. Consolidated	10,103	2,174,772
MGP Ingredients, Inc.	37,873	2,911,676
National Beverage Corp.	73,336	7,145,860

		15,927,035

Biotechnology - 6.5%
Acorda Therapeutics, Inc. *	78,276	1,679,020
Amicus Therapeutics, Inc. *	61,340	882,683
Array BioPharma, Inc. *	62,800	803,840
Avexis, Inc. *	5,891	651,957
BioSpecifics Technologies Corp. *	17,088	740,423
Bluebird Bio, Inc. *	18,897	3,365,556
Blueprint Medicines Corp. *	11,128	839,162
Calithera Biosciences, Inc. *	193,109	1,612,460
Clovis Oncology, Inc. *	15,212	1,034,416
Conatus Pharmaceuticals, Inc. *	146,017	674,598
Concert Pharmaceuticals, Inc. *	13,495	349,116
Eagle Pharmaceuticals, Inc. *(a)	47,037	2,512,717
Emergent BioSolutions, Inc. *	108,330	5,034,095
Enanta Pharmaceuticals, Inc. *	11,296	662,849
Esperion Therapeutics, Inc. *	7,196	473,785
Exact Sciences Corp. *	74,272	3,902,251
FibroGen, Inc. *	37,310	1,768,494
Halozyme Therapeutics, Inc. *	44,786	907,364
Insmed, Inc. *	27,807	867,022
Ligand Pharmaceuticals, Inc. *(a)	2,324	318,225
Loxo Oncology, Inc. *	8,237	693,391
Myriad Genetics, Inc. *	88,029	3,023,356
PDL BioPharma, Inc. *	784,524	2,149,596
Portola Pharmaceuticals, Inc. *	18,850	917,618
Prothena Corp. plc (Ireland) *(a)	14,289	535,695
Puma Biotechnology, Inc. *	10,780	1,065,603
Repligen Corp. *	79,419	2,881,321
Sage Therapeutics, Inc. *	15,486	2,550,699
Sarepta Therapeutics, Inc. *	23,120	1,286,397
Spectrum Pharmaceuticals, Inc. *	83,548	1,583,235
Versartis, Inc. *	135,392	297,862
Xencor, Inc. *	14,258	312,535

		46,377,341

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Building Products - 1.9%
American Woodmark Corp. *	13,429	$1,749,127
Apogee Enterprises, Inc.	48,814	2,232,264
Builders FirstSource, Inc. *	100,638	2,192,902
Continental Building Products, Inc. *	10,526	296,307
Insteel Industries, Inc.	10,613	300,560
Patrick Industries, Inc. *	49,071	3,407,981
Ply Gem Holdings, Inc. *	14,505	268,343
Universal Forest Products, Inc.	80,385	3,024,084

		13,471,568

Capital Markets - 1.1%
Cohen & Steers, Inc.	12,766	603,704
Evercore, Inc., Class A	16,616	1,495,440
INTL. FCStone, Inc. *	22,255	946,505
Stifel Financial Corp.	39,372	2,344,997
Waddell & Reed Financial, Inc., Class A	113,671	2,539,410

		7,930,056

Chemicals - 2.2%
AdvanSix, Inc. *	37,605	1,582,042
American Vanguard Corp.	19,550	384,157
FutureFuel Corp.	40,167	565,953
Ingevity Corp. *	18,985	1,337,873
Innospec, Inc.	12,681	895,279
Kronos Worldwide, Inc.	120,592	3,107,656
Stepan Co.	29,730	2,347,778
Trinseo SA	63,364	4,600,226
Tronox Ltd., Class A	52,609	1,079,011

		15,899,975

Commercial Services & Supplies - 1.6%
ACCO Brands Corp. *	125,497	1,531,063
Brink’s Co. (The)	16,181	1,273,445
Deluxe Corp.	27,178	2,088,358
Ennis, Inc.	76,863	1,594,907
Herman Miller, Inc.	30,728	1,230,656
HNI Corp.	12,357	476,609
Hudson Technologies, Inc. *	143,786	872,781
Kimball International, Inc., Class B	34,022	635,191
Quad/Graphics, Inc.	24,130	545,338
Steelcase, Inc., Class A	52,549	798,745
UniFirst Corp.	1,243	204,971
Viad Corp.	6,683	370,238

		11,622,302

Communications Equipment - 0.6%
Applied Optoelectronics, Inc. *(a)	87,226	3,298,887
Oclaro, Inc. *(a)	65,989	444,766
Plantronics, Inc.	5,931	298,804

		4,042,457

Construction & Engineering - 1.7%
Argan, Inc.	46,579	2,096,055
Comfort Systems USA, Inc.	7,770	339,160
Dycom Industries, Inc. *	6,204	691,312
EMCOR Group, Inc.	60,662	4,959,118
MasTec, Inc. *	51,829	2,537,030
MYR Group, Inc. *	8,879	317,247
Tutor Perini Corp. *	49,156	1,246,105

		12,186,027

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	30,932	972,504
US Concrete, Inc. *	5,720	478,478

		1,450,982

INVESTMENTS	SHARES	VALUE ($)
Consumer Finance - 1.1%
FirstCash, Inc.	12,405	$836,717
Green Dot Corp., Class A *	52,472	3,161,963
LendingClub Corp. *	63,961	264,159
Nelnet, Inc., Class A	25,012	1,370,157
Regional Management Corp. *	14,092	370,761
World Acceptance Corp. *	24,913	2,010,977

		8,014,734

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	565,850

Diversified Consumer Services - 2.4%
Adtalem Global Education, Inc. *	123,381	5,188,171
American Public Education, Inc. *	51,629	1,293,306
Capella Education Co.	7,114	550,624
Career Education Corp. *	27,559	332,913
Grand Canyon Education, Inc. *	50,895	4,556,629
K12, Inc. *	47,774	759,607
Weight Watchers International, Inc. *	100,768	4,462,007

		17,143,257

Diversified Telecommunication Services - 0.2%
General Communication, Inc., Class A *	13,639	532,194
IDT Corp., Class B *	29,416	311,810
Vonage Holdings Corp. *	44,654	454,131

		1,298,135

Electric Utilities - 0.2%
Spark Energy, Inc., Class A (a)	135,198	1,676,455

Electrical Equipment - 0.1%
Encore Wire Corp.	5,209	253,418
Sunrun, Inc. *(a)	114,902	677,922

		931,340

Electronic Equipment, Instruments & Components - 3.2%
AVX Corp.	42,519	735,579
Benchmark Electronics, Inc. *	28,300	823,530
Control4 Corp. *	21,404	636,983
CTS Corp.	9,383	241,612
ePlus, Inc. *	21,751	1,635,675
Insight Enterprises, Inc. *	11,885	455,077
KEMET Corp. *	170,255	2,564,040
Kimball Electronics, Inc. *	12,701	231,793
Littelfuse, Inc.	3,816	754,881
Methode Electronics, Inc.	76,899	3,083,650
PCM, Inc. *	24,399	241,550
Plexus Corp. *	13,071	793,671
Rogers Corp. *	14,152	2,291,492
Sanmina Corp. *	76,910	2,538,030
SYNNEX Corp.	2,415	328,319
Tech Data Corp. *	16,581	1,624,441
TTM Technologies, Inc. *	143,292	2,245,386
Vishay Intertechnology, Inc.	60,218	1,249,523

		22,475,232

Energy Equipment & Services - 0.5%
Exterran Corp. *	10,619	333,861
Fairmount Santrol Holdings, Inc. *	178,187	931,918
Matrix Service Co. *	23,270	414,206
McDermott International, Inc. *	122,580	806,577
Newpark Resources, Inc. *	31,134	267,752
US Silica Holdings, Inc.	30,958	1,007,993

		3,762,307

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 6.3%
Acadia Realty Trust	22,872	$625,778
Agree Realty Corp.	28,285	1,454,980
Alexander & Baldwin, Inc.	17,385	482,260
American Assets Trust, Inc.	13,359	510,848
CareTrust REIT, Inc.	20,459	342,893
CBL & Associates Properties, Inc. (a)	76,168	431,111
Chesapeake Lodging Trust	23,409	634,150
Cousins Properties, Inc.	152,602	1,411,568
DiamondRock Hospitality Co.	98,561	1,112,754
EastGroup Properties, Inc.	8,424	744,513
Education Realty Trust, Inc.	29,191	1,019,350
First Industrial Realty Trust, Inc.	50,404	1,586,214
Four Corners Property Trust, Inc.	50,568	1,299,598
Franklin Street Properties Corp.	62,690	673,291
GEO Group, Inc. (The)	52,351	1,235,484
Global Net Lease, Inc.	21,603	444,590
Government Properties Income Trust	27,835	516,061
Gramercy Property Trust	53,933	1,437,854
Healthcare Realty Trust, Inc.	49,334	1,584,608
Kite Realty Group Trust	29,359	575,436
LaSalle Hotel Properties	47,297	1,327,627
Lexington Realty Trust	86,129	831,145
LTC Properties, Inc.	15,264	664,747
Mack-Cali Realty Corp.	57,265	1,234,633
Monmouth Real Estate Investment Corp.	74,001	1,317,218
National Health Investors, Inc.	12,852	968,784
Pebblebrook Hotel Trust(a)	32,404	1,204,457
Physicians Realty Trust	48,583	874,008
Potlatch Corp.	15,775	787,172
PS Business Parks, Inc.	4,743	593,302
QTS Realty Trust, Inc., Class A	20,958	1,135,085
Quality Care Properties, Inc. *	30,174	416,703
Ramco-Gershenson Properties Trust	36,446	536,850
Retail Opportunity Investments Corp.	31,613	630,679
Rexford Industrial Realty, Inc.	45,584	1,329,229
RLJ Lodging Trust	56,430	1,239,767
Ryman Hospitality Properties, Inc.	19,404	1,339,264
Sabra Health Care REIT, Inc.	71,436	1,340,854
Select Income REIT	28,994	728,619
Seritage Growth Properties, Class A(a)	15,237	616,489
STAG Industrial, Inc.	23,309	637,035
Summit Hotel Properties, Inc.	66,119	1,006,992
Sunstone Hotel Investors, Inc.	92,362	1,526,744
Terreno Realty Corp.	31,022	1,087,631
Universal Health Realty Income Trust	4,892	367,438
Urban Edge Properties	37,635	959,316
Washington Prime Group, Inc.	62,209	442,928
Washington REIT	15,381	478,657
Xenia Hotels & Resorts, Inc.	39,930	862,089

		44,608,803

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	44,773	1,549,146
Weis Markets, Inc.	13,683	566,339

		2,115,485

Food Products - 1.5%
Dean Foods Co.	17,656	204,103
John B Sanfilippo & Son, Inc.	32,912	2,081,684
Sanderson Farms, Inc.	51,907	7,203,654
Snyder’s-Lance, Inc.	28,486	1,426,579

		10,916,020

INVESTMENTS	SHARES	VALUE ($)
Gas Utilities - 0.6%
ONE Gas, Inc.	17,618	$1,290,695
Southwest Gas Holdings, Inc.	18,536	1,491,777
WGL Holdings, Inc.	19,538	1,677,142

		4,459,614

Health Care Equipment & Supplies - 2.5%
Anika Therapeutics, Inc. *	21,389	1,153,081
Glaukos Corp. *	21,334	547,217
Globus Medical, Inc., Class A *	120,500	4,952,550
Haemonetics Corp. *	6,089	353,649
Inogen, Inc. *	5,227	622,431
Integer Holdings Corp. *	9,093	411,913
iRadimed Corp. *(a)	19,302	292,425
Lantheus Holdings, Inc. *	126,920	2,595,514
LeMaitre Vascular, Inc.	8,505	270,799
Masimo Corp. *	44,910	3,808,368
Merit Medical Systems, Inc. *	24,507	1,058,703
Novocure Ltd. *	10,665	215,433
NxStage Medical, Inc. *	25,100	608,173
OraSure Technologies, Inc. *	28,373	535,115
Pulse Biosciences, Inc. *(a)	22,906	540,582

		17,965,953

Health Care Providers & Services - 1.7%
AMN Healthcare Services, Inc. *	93,594	4,609,505
Chemed Corp.	12,285	2,985,501
Cross Country Healthcare, Inc. *	27,685	353,261
Diplomat Pharmacy, Inc. *	63,607	1,276,592
Molina Healthcare, Inc. *	3,028	232,187
Tivity Health, Inc. *	45,553	1,664,962
Triple-S Management Corp., Class B*	38,584	958,812

		12,080,820

Hotels, Restaurants & Leisure - 1.8%
Bloomin’ Brands, Inc.	45,367	968,132
Buffalo Wild Wings, Inc. *	5,638	881,501
Carrols Restaurant Group, Inc. *	20,133	244,616
Cheesecake Factory, Inc. (The)(a)	20,948	1,009,275
Cracker Barrel Old Country Store, Inc. (a)	6,841	1,086,966
Dave & Buster’s Entertainment, Inc. *	54,484	3,005,882
Denny’s Corp. *	18,705	247,654
Marcus Corp. (The)	8,173	223,532
Marriott Vacations Worldwide Corp.	21,967	2,970,158
Penn National Gaming, Inc. *	11,420	357,789
Ruth’s Hospitality Group, Inc.	50,342	1,089,904
Texas Roadhouse, Inc.	11,934	628,683

		12,714,092

Household Durables - 2.1%
Bassett Furniture Industries, Inc.	9,978	375,173
Beazer Homes USA, Inc. *	30,372	583,446
Flexsteel Industries, Inc.	14,703	687,806
Hooker Furniture Corp.	37,401	1,587,672
Installed Building Products, Inc. *	3,150	239,243
iRobot Corp. *(a)	11,425	876,298
KB Home	81,663	2,609,133
La-Z-Boy, Inc.	93,188	2,907,466
Libbey, Inc.	35,298	265,441
MDC Holdings, Inc.	64,255	2,048,449
TopBuild Corp. *	25,003	1,893,727
TRI Pointe Group, Inc. *	12,573	225,308
ZAGG, Inc. *	26,972	497,633

		14,796,795

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 5.2%
American Equity Investment Life Holding Co.	130,113	$3,998,373
CNO Financial Group, Inc.	142,960	3,529,682
Employers Holdings, Inc.	86,393	3,835,849
FBL Financial Group, Inc., Class A	7,913	551,141
Genworth Financial, Inc., Class A *	280,193	871,400
Heritage Insurance Holdings, Inc. (a)	50,332	906,983
Horace Mann Educators Corp.	26,522	1,169,620
National General Holdings Corp.	11,538	226,606
National Western Life Group, Inc., Class A	6,150	2,035,773
Navigators Group, Inc. (The)	7,063	343,968
Primerica, Inc.	76,937	7,812,952
Selective Insurance Group, Inc.	73,984	4,342,861
Third Point Reinsurance Ltd. *	85,890	1,258,289
United Fire Group, Inc.	6,018	274,300
Universal Insurance Holdings, Inc.	219,826	6,012,241

		37,170,038

Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com, Inc., Class A *	86,135	921,644
Groupon, Inc. *	567,927	2,896,428
Nutrisystem, Inc.	72,218	3,798,667
PetMed Express, Inc. (a)	41,687	1,896,759

		9,513,498

Internet Software & Services - 2.7%
Alarm.com Holdings, Inc. *	23,068	870,817
Appfolio, Inc., Class A *	5,612	232,898
Blucora, Inc. *	43,833	968,709
Brightcove, Inc. *	33,139	235,287
Care.com, Inc. *	18,767	338,557
Cars.com, Inc. *	23,731	684,402
GrubHub, Inc. *(a)	53,200	3,819,760
j2 Global, Inc.	25,479	1,911,689
Meet Group, Inc. (The)*	300,817	848,304
NIC, Inc.	44,632	740,891
Shutterstock, Inc. *	21,184	911,547
Stamps.com, Inc. *	22,735	4,274,180
TrueCar, Inc. *(a)	98,313	1,101,106
Web.com Group, Inc. *	12,396	270,233
Yelp, Inc. *	43,003	1,804,406

		19,012,786

IT Services - 1.3%
CACI International, Inc., Class A *	5,392	713,631
Convergys Corp.	80,089	1,882,091
CSG Systems International, Inc.	9,537	417,911
Hackett Group, Inc. (The)	59,557	935,640
MAXIMUS, Inc.	16,530	1,183,217
Perficient, Inc. *	12,894	245,889
Sykes Enterprises, Inc. *	72,637	2,284,434
Syntel, Inc. *	35,428	814,490
TeleTech Holdings, Inc.	20,618	829,875

		9,307,178

Leisure Products - 0.2%
Nautilus, Inc. *	78,133	1,043,076
Sturm Ruger & Co., Inc.	10,830	604,855

		1,647,931

Life Sciences Tools & Services - 0.1%
Cambrex Corp. *	17,000	816,000

INVESTMENTS	SHARES	VALUE ($)
Machinery - 3.8%
Alamo Group, Inc.	27,873	$3,146,026
American Railcar Industries, Inc.	6,872	286,150
Astec Industries, Inc.	24,413	1,428,161
Barnes Group, Inc.	43,723	2,766,354
Columbus McKinnon Corp.	25,737	1,028,965
Douglas Dynamics, Inc.	7,816	295,445
Federal Signal Corp.	10,232	205,561
Global Brass & Copper Holdings, Inc.	25,523	844,811
Greenbrier Cos., Inc. (The)(a)	73,680	3,927,144
Harsco Corp. *	20,596	384,115
Hyster-Yale Materials Handling, Inc.	6,572	559,672
Kadant, Inc.	9,931	997,072
Kennametal, Inc.	5,047	244,325
Lydall, Inc. *	15,537	788,503
Meritor, Inc. *	267,358	6,272,219
Mueller Industries, Inc.	8,140	288,400
Proto Labs, Inc. *	2,386	245,758
Standex International Corp.	2,962	301,680
Wabash National Corp.	154,419	3,350,892

		27,361,253

Media - 1.3%
Entravision Communications Corp., Class A	226,504	1,619,504
Gannett Co., Inc.	92,165	1,068,192
Gray Television, Inc. *	208,395	3,490,616
MSG Networks, Inc., Class A *	83,625	1,693,406
New York Times Co. (The), Class A	27,456	507,936
Scholastic Corp.	16,215	650,384

		9,030,038

Metals & Mining - 0.4%
Cleveland-Cliffs, Inc. *(a)	345,871	2,493,730
Ryerson Holding Corp. *	26,758	278,283

		2,772,013

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Apollo Commercial Real Estate Finance, Inc. (a)	65,268	1,204,195
Capstead Mortgage Corp.	116,801	1,010,329
CYS Investments, Inc.	166,414	1,336,304
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,023	505,813
Invesco Mortgage Capital, Inc.	94,224	1,680,014
PennyMac Mortgage Investment Trust	49,113	789,246
Redwood Trust, Inc.	79,131	1,172,721

		7,698,622

Multiline Retail - 0.1%
Big Lots, Inc. (a)	12,960	727,704
Dillard’s, Inc., Class A (a)	4,562	273,948

		1,001,652

Multi-Utilities - 0.5%
Avista Corp.	25,054	1,290,031
Black Hills Corp.	15,062	905,377
NorthWestern Corp.	18,706	1,116,748

		3,312,156

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 0.7%
Arch Coal, Inc., Class A	34,097	$3,176,477
Jones Energy, Inc., Class A *	18,254	20,079
Renewable Energy Group, Inc. *	26,864	316,995
REX American Resources Corp. *	13,358	1,105,909
SandRidge Energy, Inc. *	28,731	605,362

		5,224,822

Paper & Forest Products - 1.0%
Boise Cascade Co.	48,519	1,935,908
Clearwater Paper Corp. *	5,170	234,718
Louisiana-Pacific Corp. *	144,371	3,791,182
Neenah Paper, Inc.	2,324	210,671
PH Glatfelter Co.	12,263	262,919
Verso Corp., Class A *	30,048	527,943

		6,963,341

Personal Products - 0.7%
Natural Health Trends Corp. (a)	57,835	878,514
USANA Health Sciences, Inc. *	53,849	3,987,518

		4,866,032

Pharmaceuticals - 2.4%
Aerie Pharmaceuticals, Inc. *	3,593	214,682
Amphastar Pharmaceuticals, Inc. *	12,006	230,995
Catalent, Inc. *	63,899	2,624,971
Corcept Therapeutics, Inc. *(a)	185,580	3,351,575
Horizon Pharma plc*	17,095	249,587
Innoviva, Inc. *	59,317	841,708
Lannett Co., Inc. *(a)	46,473	1,078,174
MyoKardia, Inc. *	10,937	460,448
Nektar Therapeutics*	69,097	4,126,473
Omeros Corp. *(a)	16,372	318,108
Phibro Animal Health Corp., Class A	33,652	1,127,342
Supernus Pharmaceuticals, Inc. *	53,583	2,135,282

		16,759,345

Professional Services - 1.7%
Barrett Business Services, Inc.	26,365	1,700,279
CBIZ, Inc. *	17,515	270,607
ICF International, Inc. *	15,268	801,570
Insperity, Inc.	70,360	4,035,146
Kelly Services, Inc., Class A	42,296	1,153,412
Korn/Ferry International	20,617	853,131
Mistras Group, Inc. *	10,194	239,253
On Assignment, Inc. *	14,529	933,779
RPX Corp.	21,011	282,388
TrueBlue, Inc. *	45,588	1,253,670
Willdan Group, Inc. *	11,427	273,562

		11,796,797

Real Estate Management & Development - 0.2%
HFF, Inc., Class A	23,439	1,140,073

Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc.	43,325	1,894,169
Roadrunner Transportation Systems, Inc. *	31,087	239,681
Saia, Inc. *	47,101	3,332,396
Werner Enterprises, Inc.	27,287	1,054,642

		6,520,888

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Energy Industries, Inc. *	58,005	$3,914,178
Alpha & Omega Semiconductor Ltd. *	33,299	544,772
Amkor Technology, Inc. *	315,633	3,172,112
AXT, Inc. *	55,943	486,704
Brooks Automation, Inc.	106,940	2,550,519
Cabot Microelectronics Corp.	25,864	2,433,285
Cirrus Logic, Inc. *	97,626	5,062,884
Entegris, Inc.	123,654	3,765,264
Integrated Device Technology, Inc. *	19,306	573,967
MKS Instruments, Inc.	51,505	4,867,223
Photronics, Inc. *	59,478	507,050
Rudolph Technologies, Inc. *	61,458	1,468,846
Silicon Laboratories, Inc. *	8,594	758,850
Synaptics, Inc. *	38,177	1,524,789
Ultra Clean Holdings, Inc. *	131,800	3,043,262

		34,673,705

Software - 3.5%
ACI Worldwide, Inc. *	21,507	487,564
Aspen Technology, Inc. *	23,009	1,523,196
Barracuda Networks, Inc. *	16,952	466,180
Blackbaud, Inc.	22,624	2,137,742
Ebix, Inc.(a)	42,191	3,343,637
Ellie Mae, Inc. *	11,650	1,041,510
Fair Isaac Corp.	19,522	2,990,770
Imperva, Inc. *	13,559	538,292
MicroStrategy, Inc., Class A *	1,856	243,693
Mitek Systems, Inc. *	76,542	685,051
Paycom Software, Inc. *	31,868	2,559,956
Pegasystems, Inc.	47,498	2,239,531
Progress Software Corp.	33,203	1,413,452
Qualys, Inc. *	29,151	1,730,112
RealPage, Inc. *	4,743	210,115
RingCentral, Inc., Class A *	24,101	1,166,488
Synchronoss Technologies, Inc. *	85,425	763,699
Verint Systems, Inc. *	26,061	1,090,653
Zix Corp. *	86,552	379,098

		25,010,739

Specialty Retail - 1.9%
Aaron’s, Inc.	10,726	427,431
Asbury Automotive Group, Inc. *	4,202	268,928
Buckle, Inc. (The)(a)	24,345	578,194
Caleres, Inc.	39,738	1,330,428
Chico’s FAS, Inc.	45,811	404,053
Children’s Place, Inc. (The)	23,352	3,394,213
Citi Trends, Inc.	9,904	262,060
DSW, Inc., Class A	21,708	464,768
Francesca’s Holdings Corp. *	93,919	686,548
Genesco, Inc. *	30,488	990,860
Group 1 Automotive, Inc.	7,970	565,631
Haverty Furniture Cos., Inc.	9,875	223,669
Hibbett Sports, Inc. *	21,606	440,762
Kirkland’s, Inc. *	17,369	207,820
Office Depot, Inc.	411,727	1,457,514
Restoration Hardware Holdings, Inc. *	2,094	180,524
Sleep Number Corp. *	29,381	1,104,432
Tilly’s, Inc., Class A	22,003	324,764

		13,312,599

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 0.7%
Culp, Inc.	173	$5,795
Deckers Outdoor Corp. *	19,197	1,540,559
Movado Group, Inc.	62,270	2,005,094
Perry Ellis International, Inc. *	11,937	298,902
Steven Madden Ltd. *	5,321	248,491
Vera Bradley, Inc. *	36,115	439,881
Wolverine World Wide, Inc.	6,704	213,724

		4,752,446

Thrifts & Mortgage Finance - 4.4%
BofI Holding, Inc. *(a)	159,152	4,758,645
Dime Community Bancshares, Inc.	26,665	558,632
Essent Group Ltd. *	18,879	819,726
Federal Agricultural Mortgage Corp., Class C	11,381	890,449
First Defiance Financial Corp.	15,248	792,439
Flagstar Bancorp, Inc. *	36,526	1,366,803
HomeStreet, Inc. *	16	463
Meta Financial Group, Inc.	16,945	1,569,954
MGIC Investment Corp. *	452,484	6,384,549
Oritani Financial Corp.	21,901	359,176
Provident Financial Services, Inc.	13,221	356,570
Radian Group, Inc.	276,627	5,701,282
United Financial Bancorp, Inc.	16,318	287,850
Walker & Dunlop, Inc. *	106,774	5,071,765
Washington Federal, Inc.	47,910	1,640,918
WSFS Financial Corp.	19,443	930,348

		31,489,569

Tobacco - 0.2%
Universal Corp.	14,685	770,962
Vector Group Ltd.	37,104	830,388

		1,601,350

Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. *	4,931	314,401
CAI International, Inc. *	59,863	1,695,320
DXP Enterprises, Inc. *	35,672	1,054,821
GATX Corp.	49,786	3,094,698
GMS, Inc. *	44,248	1,665,495
H&E Equipment Services, Inc.	28,321	1,151,249
Rush Enterprises, Inc., Class A *	33,503	1,702,287
Textainer Group Holdings Ltd. *	35,634	766,131
Triton International Ltd. *	91,241	3,416,975

		14,861,377

Water Utilities - 0.1%
American States Water Co.	5,732	331,940
SJW Group	11,019	703,343

		1,035,283

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	31,025	1,048,645

TOTAL COMMON STOCKS (Cost $553,662,064)		692,498,704

	No. of Rights
RIGHTS - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR (3)*(c) (Cost $10,984)	36,985	627

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENT COMPANIES - 2.7%
Limited Purpose Cash Investment Fund, 1.17% (2)(d)
(Cost $19,558,806)	19,560,762	19,558,806

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 3.8%
Investment Companies - 3.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (2)(d)(e)	4,545,154	$4,545,154
Limited Purpose Cash Investment Fund 1.01% (2)(d)(e)	22,667,247	22,667,247

TOTAL SECURITIES LENDING COLLATERAL (Cost $27,212,401)		27,212,401

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.7% (Cost $600,444,255)		739,270,538

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)% (f)		(26,331,482)

NET ASSETS - 100.0%		$712,939,056

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$107,568,628	15.1%
Consumer Staples	35,425,922	5.0
Energy	8,987,129	1.3
Financials	132,098,599	18.5
Health Care	93,999,458	13.1
Industrials	114,232,023	16.0
Information Technology	114,522,098	16.1
Materials	27,086,312	3.8
Real Estate	45,748,876	6.5
Telecommunication Services	2,346,779	0.3
Utilities	10,483,507	1.5
Short-Term Investments	19,558,806	2.7
Securities Lending Collateral	27,212,401	3.8

Total Investments In Securities At Value	739,270,538	103.7
Liabilities in Excess of Other Assets (f)	(26,331,482)	(3.7)

Net Assets	$712,939,056	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $26,452,574.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $627, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of December 31, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	186	3/2018	USD	$14,289,450	$(89,531)

					$(89,531)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$517,016	$517,016

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.0%

Australia - 6.3%
Amcor Ltd.	29,675	$355,575
Aristocrat Leisure Ltd.	184,803	3,402,998
Australia & New Zealand Banking Group Ltd.	11,870	264,808
BHP Billiton Ltd.	77,989	1,791,478
BHP Billiton plc	83,014	1,678,572
BlueScope Steel Ltd.	237,153	2,824,624
Caltex Australia Ltd.	36,652	970,956
CIMIC Group Ltd.	44,806	1,792,035
Coca-Cola Amatil Ltd.	74,588	494,135
CSL Ltd.	11,411	1,253,997
Dexus, REIT	104,929	796,261
Flight Centre Travel Group Ltd.	26,970	929,612
Fortescue Metals Group Ltd.	1,787,631	6,765,051
Goodman Group, REIT	41,832	274,104
GPT Group (The), REIT	196,673	782,331
Scentre Group, REIT	235,569	768,419
South32 Ltd.	1,742,401	4,722,862
TPG Telecom Ltd.	78,176	400,028

		30,267,846

Belgium - 1.0%
Ageas	28,862	1,409,899
KBC Group NV	34,174	2,912,084
Solvay SA	1,899	264,030
Umicore SA	6,690	316,765

		4,902,778

Canada - 8.3%
Agrium, Inc. (1)	3,542	407,400
Bank of Montreal (1)	21,684	1,735,238
Bank of Nova Scotia (The) (1)	39,774	2,566,799
Brookfield Asset Management, Inc., Class A (1)	24,823	1,080,600
Canadian Imperial Bank of Commerce (1)	15,845	1,544,667
Canadian National Railway Co. (1)	38,068	3,139,020
Canadian Tire Corp. Ltd., Class A (1)	8,065	1,051,594
CCL Industries, Inc., Class B (1)	7,415	342,612
CGI Group, Inc., Class A (1)*	24,253	1,317,804
Constellation Software, Inc. (1)	1,391	843,254
Dollarama, Inc. (1)	4,918	614,457
Great-West Lifeco, Inc. (1)	3,723	103,960
Kinross Gold Corp. (1)*	109,024	470,096
Linamar Corp. (1)	10,770	627,265
Magna International, Inc. (1)	46,040	2,609,300
Methanex Corp. (1)	6,877	416,669
Open Text Corp. (1)	53,351	1,897,632
Power Corp. of Canada (1)	5,259	135,429
Royal Bank of Canada (1)	57,836	4,723,042
Saputo, Inc. (1)	65,591	2,357,519
Shopify, Inc., Class A (1)*	13,815	1,396,997
Teck Resources Ltd., Class B (1)	153,907	4,024,600
Thomson Reuters Corp. (1)	9,048	394,383
Toronto-Dominion Bank (The) (1)	60,966	3,572,112
West Fraser Timber Co. Ltd. (1)	44,939	2,773,205

		40,145,654

INVESTMENTS	SHARES	VALUE ($)
China - 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	2,445,500	$2,681,548

Denmark - 1.9%
Danske Bank A/S	44,978	1,750,634
Genmab A/S *	1,661	275,078
H Lundbeck A/S	22,121	1,121,778
Novo Nordisk A/S, Class B	41,930	2,253,129
Pandora A/S	8,236	895,241
TDC A/S	59,238	363,882
Vestas Wind Systems A/S	39,369	2,720,411

		9,380,153

Finland - 1.3%
Kone OYJ, Class B	4,692	251,973
Neste OYJ	69,558	4,452,483
Nokia OYJ	143,842	672,079
Orion OYJ, Class B	21,812	813,263
UPM-Kymmene OYJ	4,617	143,334

		6,333,132

France - 8.4%
Arkema SA	1,725	210,027
Atos SE	22,412	3,258,487
AXA SA	43,757	1,296,662
BNP Paribas SA	63,329	4,710,957
Bouygues SA	21,661	1,123,940
Cie Generale des Etablissements Michelin	9,159	1,310,243
CNP Assurances	85,551	1,973,436
Eutelsat Communications SA	64,313	1,489,011
Kering	3,262	1,535,512
Lagardere SCA	4,622	148,016
L’Oreal SA	13,576	3,008,182
LVMH Moet Hennessy Louis Vuitton SE	1,913	561,476
Peugeot SA	152,549	3,098,461
Sanofi	77,049	6,633,300
Societe Generale SA	46,148	2,379,185
Sodexo SA	3,415	457,810
Thales SA	23,392	2,517,443
TOTAL SA	87,165	4,811,503

		40,523,651

Germany - 9.0%
Allianz SE (Registered)	15,503	3,547,829
BASF SE	6,801	745,604
Bayer AG (Registered)	47,906	5,952,954
Beiersdorf AG	5,694	667,526
Covestro AG (a)	52,559	5,411,817
Daimler AG (Registered)	4,967	420,012
Deutsche Boerse AG	5,562	643,777
Deutsche Lufthansa AG (Registered)	202,312	7,429,648
Deutsche Post AG (Registered)	24,027	1,142,089
Fraport AG Frankfurt Airport Services Worldwide	1,391	152,786
Fresenius SE & Co. KGaA	9,490	738,054

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 9.0% (continued)
Hannover Rueck SE	7,094	$890,041
Henkel AG & Co. KGaA (Preference)	5,264	695,140
HOCHTIEF AG	1,352	238,773
HUGO BOSS AG	9,255	785,363
Infineon Technologies AG	98,548	2,683,877
Linde AG *	4,967	1,164,582
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,830	3,850,388
SAP SE	9,801	1,096,491
Schaeffler AG (Preference)	52,585	927,836
Siemens AG (Registered)	19,741	2,733,294
Volkswagen AG (Preference)	4,048	804,067
Vonovia SE	11,443	566,970

		43,288,918

Hong Kong - 3.6%
CK Asset Holdings Ltd.	139,500	1,216,045
CLP Holdings Ltd.	271,000	2,772,442
Galaxy Entertainment Group Ltd.	180,000	1,437,083
Henderson Land Development Co. Ltd.	124,000	815,301
Hong Kong Exchanges & Clearing Ltd.	28,400	868,707
Kerry Properties Ltd.	104,500	469,445
Link REIT	26,000	240,547
NWS Holdings Ltd.	129,000	232,311
PCCW Ltd.	269,000	156,120
SJM Holdings Ltd.	2,128,000	1,901,445
Sun Hung Kai Properties Ltd.	91,000	1,515,064
WH Group Ltd. (a)	3,188,500	3,593,543
Wharf Holdings Ltd. (The)	124,000	427,613
Wheelock & Co. Ltd.	94,000	670,055
Yue Yuen Industrial Holdings Ltd.	272,000	1,067,968

		17,383,689

Italy - 1.7%
Enel SpA	281,656	1,731,980
GEDI Gruppo Editoriale SpA *	17,422	14,656
Intesa Sanpaolo SpA	486,265	1,613,360
Leonardo SpA	275,519	3,274,051
Poste Italiane SpA (a)	101,208	761,990
Recordati SpA	13,384	594,778

		7,990,815

Japan - 21.6%
Acom Co. Ltd. *	10,000	42,015
AEON Financial Service Co. Ltd.	2,700	62,751
Aozora Bank Ltd.	15,100	585,915
Asahi Glass Co. Ltd.	10,800	466,824
Asahi Kasei Corp.	229,800	2,957,387
Bandai Namco Holdings, Inc.	29,900	975,928
Brother Industries Ltd.	12,900	317,076
Central Japan Railway Co.	8,400	1,503,269
Credit Saison Co. Ltd.	16,800	305,077
Daiwa House Industry Co. Ltd.	15,100	579,046
Disco Corp.	5,400	1,196,854
East Japan Railway Co.	4,200	409,577

INVESTMENTS	SHARES	VALUE ($)
Japan - 21.6% (continued)
FUJIFILM Holdings Corp.	3,400	$138,737
Fujitsu Ltd.	681,000	4,827,971
Hitachi High-Technologies Corp.	40,200	1,689,582
Hitachi Ltd.	667,000	5,174,719
Hoya Corp.	7,000	348,622
ITOCHU Corp.	131,600	2,453,224
Japan Tobacco, Inc.	27,100	872,704
JTEKT Corp.	17,400	298,134
Kajima Corp.	94,000	903,143
Kamigumi Co. Ltd.	10,000	220,994
Kansai Electric Power Co., Inc. (The)	375,200	4,588,708
Kao Corp.	38,900	2,628,458
KDDI Corp.	37,100	921,547
Kirin Holdings Co. Ltd.	104,400	2,631,028
Konami Holdings Corp.	36,100	1,985,220
Kuraray Co. Ltd.	15,600	293,716
Kyushu Railway Co.	33,300	1,030,713
Marubeni Corp.	595,200	4,303,110
MINEBEA MITSUMI, Inc.	28,200	588,172
Mitsubishi Chemical Holdings Corp.	20,000	218,839
Mitsubishi Estate Co. Ltd.	31,000	538,254
Mitsubishi Gas Chemical Co., Inc.	93,300	2,671,644
Mitsubishi Tanabe Pharma Corp.	49,300	1,016,078
Mitsubishi UFJ Financial Group, Inc.	340,300	2,476,692
Mitsui Fudosan Co. Ltd.	24,000	536,771
Mixi, Inc.	14,000	627,031
Mizuho Financial Group, Inc.	877,000	1,585,695
Nexon Co. Ltd. *	126,400	3,665,636
NH Foods Ltd.	103,000	2,509,004
Nippon Electric Glass Co. Ltd.	43,200	1,644,250
Nippon Express Co. Ltd.	57,200	3,798,496
Nippon Telegraph & Telephone Corp.	140,900	6,624,287
NOK Corp.	18,800	437,485
Nomura Real Estate Holdings, Inc.	8,000	178,739
NTT DOCOMO, Inc.	35,400	836,998
Obayashi Corp.	118,000	1,425,455
Omron Corp.	7,200	428,248
Resona Holdings, Inc.	451,900	2,692,769
Rohm Co. Ltd.	11,600	1,277,876
Sekisui House Ltd.	26,900	485,240
Shionogi & Co. Ltd.	19,100	1,032,067
Sumitomo Dainippon Pharma Co. Ltd.	9,300	137,670
Sumitomo Heavy Industries Ltd.	64,600	2,721,962
Sumitomo Mitsui Financial Group, Inc.	62,000	2,672,480
Suzuki Motor Corp.	42,500	2,460,055
Taisei Corp.	42,500	2,113,563
Tokyo Electric Power Co. Holdings, Inc. *	550,400	2,172,250
Tokyo Electron Ltd.	32,900	5,934,812
Tosoh Corp.	9,500	214,322
Toyo Seikan Group Holdings Ltd.	4,200	67,420
West Japan Railway Co.	21,600	1,575,807
Yahoo Japan Corp. (b)	167,000	765,109
Yokogawa Electric Corp.	42,700	815,257

		103,658,482

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 4.5%
ABN AMRO Group NV, CVA (a)	4,604	$148,437
Aegon NV	163,557	1,039,236
Akzo Nobel NV	2,501	219,451
ASML Holding NV	1,026	178,379
ING Groep NV	96,440	1,770,324
Koninklijke Philips NV	67,291	2,540,819
NN Group NV	58,957	2,550,101
Randstad Holding NV	20,654	1,267,310
Royal Dutch Shell plc, Class A	111,022	3,706,269
Royal Dutch Shell plc, Class B	97,616	3,287,124
Wolters Kluwer NV	94,380	4,919,996

		21,627,446

Singapore - 0.7%
CapitaLand Commercial Trust, REIT	273,500	393,954
DBS Group Holdings Ltd.	66,200	1,224,455
Genting Singapore plc	1,236,500	1,207,615
Oversea-Chinese Banking Corp. Ltd.	27,600	254,975
United Overseas Bank Ltd.	21,900	431,715

		3,512,714

South Africa - 0.2%
Investec plc	163,256	1,175,484

Spain - 2.6%
Aena SME SA (a)	21,106	4,271,420
Banco Bilbao Vizcaya Argentaria SA	58,182	494,443
Banco Santander SA	354,892	2,326,756
Endesa SA	27,385	585,706
Grifols SA	7,841	229,263
Iberdrola SA	211,075	1,633,993
Mapfre SA	258,234	828,327
Repsol SA	125,567	2,217,068

		12,586,976

Sweden - 2.0%
Electrolux AB, Series B	23,606	760,004
Essity AB, Class B *	14,930	424,279
Investor AB, Class B	8,330	379,912
Nordea Bank AB	162,205	1,963,972
Sandvik AB	112,359	1,966,810
Securitas AB, Class B	44,759	780,693
Swedbank AB, Class A	11,778	284,142
Telefonaktiebolaget LM Ericsson, Class B	74,353	490,710
Volvo AB, Class B	142,864	2,660,398

		9,710,920

Switzerland - 8.4%
ABB Ltd. (Registered)	93,106	2,493,783
Adecco Group AG (Registered) *	16,750	1,280,037
Baloise Holding AG (Registered)	3,204	498,047
Cie Financiere Richemont SA (Registered)	23,345	2,114,307
Coca-Cola HBC AG *	14,794	483,143
Glencore plc *	34,296	179,504

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 8.4% (continued)
Lonza Group AG (Registered) *	2,171	$585,532
Nestle SA (Registered)	55,405	4,763,515
Novartis AG (Registered)	69,784	5,872,499
Roche Holding AG	31,481	7,960,140
Sika AG	218	1,729,612
STMicroelectronics NV	145,939	3,183,521
Straumann Holding AG (Registered)	1,189	838,780
Swatch Group AG (The)	2,651	1,079,429
Swiss Life Holding AG (Registered) *	8,121	2,870,563
Swiss Re AG	28,481	2,663,565
Zurich Insurance Group AG	5,517	1,677,409

		40,273,386

United Kingdom - 14.4%
3i Group plc	23,824	293,300
Anglo American plc	96,537	2,007,871
Ashtead Group plc	36,497	978,903
Auto Trader Group plc (a)	80,971	384,868
BAE Systems plc	67,524	521,712
Barclays plc	387,956	1,061,980
Barratt Developments plc	425,246	3,709,620
Berkeley Group Holdings plc	31,044	1,756,030
BP plc	226,561	1,589,390
British American Tobacco plc	66,191	4,474,431
British Land Co. plc (The), REIT	80,014	745,199
BT Group plc	965,415	3,538,521
Burberry Group plc	19,333	466,116
Compass Group plc	91,809	1,979,605
Diageo plc	12,475	457,263
Direct Line Insurance Group plc	131,893	678,694
Dixons Carphone plc	399,957	1,072,962
Fiat Chrysler Automobiles NV *	162,343	2,898,360
GlaxoSmithKline plc	34,566	612,136
Hammerson plc, REIT	43,773	322,954
HSBC Holdings plc	647,504	6,687,467
Imperial Brands plc	25,501	1,087,736
International Consolidated Airlines Group SA	52,962	458,975
J Sainsbury plc	355,007	1,156,019
Land Securities Group plc, REIT	25,856	351,299
Legal & General Group plc	406,558	1,496,776
Lloyds Banking Group plc	3,829,583	3,511,661
London Stock Exchange Group plc	9,340	477,711
National Grid plc	91,153	1,074,559
Next plc	10,273	626,132
Persimmon plc	128,567	4,749,818
Prudential plc	87,891	2,250,916
Reckitt Benckiser Group plc	11,225	1,047,219
RELX plc	27,020	633,570
Rio Tinto Ltd.	10,260	603,237
Rio Tinto plc	8,839	463,673
Royal Mail plc	22,363	136,629
Segro plc, REIT	105,872	838,033
Sky plc *	27,519	375,560
Taylor Wimpey plc	1,076,156	2,994,091
Unilever NV, CVA	48,776	2,746,235

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 14.4% (continued)
Unilever plc	31,184	$1,729,656
Vodafone Group plc	212,804	672,672
Wm Morrison Supermarkets plc	852,212	2,531,468
WPP plc	50,913	919,781

		69,170,808

United States - 0.5%
Shire plc	25,582	1,325,688
Valeant Pharmaceuticals International, Inc. (1)*	58,978	1,229,295

		2,554,983

TOTAL COMMON STOCKS (Cost $395,787,134)		467,169,383

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENT COMPANIES - 2.3%
Limited Purpose Cash Investment Fund, 1.17% (c)
(Cost $10,964,276)	10,965,372	10,964,276

SECURITIES LENDING COLLATERAL - 0.0% (d)

Investment Companies - 0.0% (d)
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (Cost $81,342) (c)(e)	81,342	81,342

Total Investments In Securities At Value - 99.3% (Cost $406,832,752)		478,215,001

Other Assets In Excess Of Liabilities - 0.7% (f)		3,394,566

Net Assets - 100.0%		481,609,567

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$57,157,560	11.9%
Consumer Staples	40,358,204	8.4
Energy	21,034,792	4.4
Financials	94,193,749	19.6
Health Care	43,364,923	9.0
Industrials	75,612,003	15.7
Information Technology	47,892,479	9.9
Materials	46,455,577	9.6
Real Estate	13,026,403	2.7
Telecommunication Services	13,514,055	2.8
Utilities	14,559,638	3.0
Short-Term Investments	10,964,276	2.3
Securities Lending Collateral	81,342	0.0 (d)

Total Investments In Securities At Value	478,215,001	99.3
Other Assets in Excess of Liabilities (f)	3,394,566	0.7

Net Assets	$481,609,567	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $14,572,075, which represents approximately 3.03% of net assets of the fund.
(b)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $326,333; additional non-cash collateral of $266,178 was received.
(c)	Represents 7-day effective yield as of December 31, 2017.
(d)	Represents less than 0.05% of net assets.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	91	3/2018	USD	$9,307,025	$128,710

					$128,710

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$200,073	$200,073

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)

COMMON STOCKS - 97.7%
Brazil - 6.4%
Ambev SA, ADR (1)	356,210	$2,301,117
Banco Bradesco SA, ADR (1)*	134,937	1,381,755
Banco do Brasil SA (1)*	191,700	1,838,924
Banco Santander Brasil SA, ADR (1)(a)	126,497	1,223,226
BR Malls Participacoes SA (1)	27,485	105,479
Braskem SA (Preference), Class A (1)	16,100	208,075
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	15,108	157,879
CPFL Energia SA (1)	10,200	59,501
Fibria Celulose SA, ADR (1)	96,358	1,416,463
Hypermarcas SA (1)	27,100	294,112
Itau Unibanco Holding SA, ADR (1)	159,631	2,075,203
Itausa - Investimentos Itau SA (Preference) (1)	277,741	905,959
Kroton Educacional SA (1)	51,000	282,898
M Dias Branco SA (1)*	68,800	1,080,607
Petroleo Brasileiro SA (Preference) (1)*	126,500	613,985
Porto Seguro SA (1)*	20,300	222,332
Qualicorp SA (1)	152,100	1,421,452
Sul America SA (1)	220,597	1,240,945
Suzano Papel e Celulose SA (1)*	173,300	976,448
TIM Participacoes SA, ADR (1)*	159,168	3,073,534
Vale SA, ADR (1)*	37,039	452,987

		21,332,881

Chile - 2.0%
Banco de Chile, ADR (1)	2,428	234,375
Banco Santander Chile, ADR (1)	24,888	778,248
Cencosud SA (1)	307,840	908,863
Enel Americas SA, ADR (1)	98,351	1,098,581
Enel Chile SA, ADR (1)	51,549	292,798
Latam Airlines Group SA, ADR (1)	61,260	851,514
Sociedad Quimica y Minera de Chile SA, ADR (1)	39,506	2,345,471

		6,509,850

China - 27.1%
58.com, Inc., ADR (1)*	4,817	344,753
AAC Technologies Holdings, Inc.	52,500	929,169
Agricultural Bank of China Ltd., Class H	2,554,000	1,186,945
Air China Ltd., Class H	1,064,000	1,288,527
Alibaba Group Holding Ltd., ADR (1)*	69,686	12,015,957
Anhui Conch Cement Co. Ltd., Class H	161,000	755,691
ANTA Sports Products Ltd.	64,000	290,275
Baidu, Inc., ADR (1)*	16,444	3,851,349
Bank of China Ltd., Class H	3,258,000	1,595,561
Beijing Capital International Airport Co. Ltd., Class H	122,000	183,631
China Cinda Asset Management Co. Ltd., Class H	1,196,000	436,702
China Communications Services Corp. Ltd., Class H	1,170,000	782,513

INVESTMENTS	SHARES	VALUE ($)
China - 27.1% (continued)
China Construction Bank Corp., Class H	6,476,000	$5,961,499
China Evergrande Group *	585,000	2,008,580
China Huarong Asset Management Co. Ltd., Class H (b)	491,000	231,431
China Merchants Bank Co. Ltd., Class H	256,000	1,013,520
China Mobile Ltd.	610,175	6,170,116
China Overseas Land & Investment Ltd.	380,000	1,219,756
China Petroleum & Chemical Corp., Class H	576,000	421,882
China Resources Beer Holdings Co. Ltd.	160,000	573,195
China Resources Land Ltd.	290,000	850,756
China Shenhua Energy Co. Ltd., Class H	727,000	1,878,163
China Southern Airlines Co. Ltd., Class H	1,428,000	1,471,944
China Vanke Co. Ltd., Class H	214,000	851,610
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,389,000	978,285
CNOOC Ltd., ADR(1)	10,156	1,457,995
Country Garden Holdings Co. Ltd.	1,591,000	3,022,575
CSPC Pharmaceutical Group Ltd.	788,000	1,587,522
Ctrip.com International Ltd., ADR (1)*	20,700	912,870
Far East Horizon Ltd.	305,000	259,831
Geely Automobile Holdings Ltd.	614,000	2,114,863
Great Wall Motor Co. Ltd., Class H	2,102,000	2,399,258
Industrial & Commercial Bank of China Ltd., Class H	5,532,000	4,434,643
JD.com, Inc., ADR (1)*	41,989	1,739,184
NetEase, Inc., ADR (1)	4,926	1,699,815
New Oriental Education & Technology Group, Inc., ADR (1)	7,867	739,498
Ping An Insurance Group Co. of China Ltd., Class H	193,000	2,001,809
Sihuan Pharmaceutical Holdings Group Ltd.	463,000	166,182
SINA Corp. (1)*	3,734	374,558
Sinopec Engineering Group Co. Ltd., Class H	113,000	107,058
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,846,000	1,617,887
Sunny Optical Technology Group Co. Ltd.	60,000	761,835
TAL Education Group, ADR (1)	16,458	488,967
Tencent Holdings Ltd.	270,900	14,021,230
Tingyi Cayman Islands Holding Corp.	338,000	657,175
TravelSky Technology Ltd., Class H	306,000	914,716
Tsingtao Brewery Co. Ltd., Class H	52,000	267,801
Vipshop Holdings Ltd., ADR (1)*	24,408	286,062
Weibo Corp., ADR (1)*	2,743	283,791
Weichai Power Co. Ltd., Class H	908,000	991,955

		90,600,890

Hong Kong - 2.1%
Haier Electronics Group Co. Ltd. *	580,000	1,580,951
Nine Dragons Paper Holdings Ltd.	1,861,000	2,973,623

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 2.1% (continued)
Sino Biopharmaceutical Ltd.	554,000	$979,422
Sun Art Retail Group Ltd.	1,309,000	1,380,757

		6,914,753

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	38,304	444,110
Richter Gedeon Nyrt	11,164	291,979

		736,089

India - 7.5%
Axis Bank Ltd., GDR (c)	11,906	517,905
Dr Reddy’s Laboratories Ltd., ADR (1)(a)	47,812	1,795,819
ICICI Bank Ltd., ADR (1)	304,975	2,967,407
Infosys Ltd., ADR (1)	510,938	8,287,415
Larsen & Toubro Ltd., GDR (c)	10,829	208,523
Reliance Industries Ltd., GDR (b)	101,246	2,874,298
State Bank of India, GDR (c)	16,457	799,572
Tata Motors Ltd., ADR (1)*	126,578	4,185,934
Vedanta Ltd., ADR (1)	28,270	588,864
Wipro Ltd., ADR (1)(a)	478,879	2,619,468

		24,845,205

Indonesia - 2.3%
Adaro Energy Tbk. PT	6,442,300	880,752
Bank Negara Indonesia Persero Tbk. PT	346,400	252,709
Bank Rakyat Indonesia Persero Tbk. PT	3,199,500	858,626
Gudang Garam Tbk. PT	74,000	457,056
Indofood CBP Sukses Makmur Tbk. PT	198,200	130,006
Indofood Sukses Makmur Tbk. PT	1,314,900	738,693
Telekomunikasi Indonesia Persero Tbk. PT	8,798,500	2,879,692
United Tractors Tbk. PT	550,300	1,434,744

		7,632,278

Malaysia - 3.0%
AirAsia Bhd.	2,230,292	1,846,241
Genting Bhd.	549,900	1,249,077
Genting Malaysia Bhd.	722,800	1,004,552
Hong Leong Bank Bhd.	75,000	314,983
Malayan Banking Bhd.	884,100	2,139,591
Malaysia Airports Holdings Bhd.	228,300	496,042
MISC Bhd.	111,700	204,319
Petronas Chemicals Group Bhd.	77,200	146,742
Public Bank Bhd.	274,600	1,409,323
Tenaga Nasional Bhd.	293,800	1,106,885
YTL Corp. Bhd.	117,506	39,718

		9,957,473

Mexico - 3.4%
America Movil SAB de CV, Class L, ADR (1)	322,912	5,537,940
Arca Continental SAB de CV (1)	52,400	362,250
Coca-Cola Femsa SAB de CV, ADR (1)	9,531	663,548
Fomento Economico Mexicano SAB de CV, ADR (1)	11,960	1,123,044
Gentera SAB de CV (1)	153,900	128,286
Gruma SAB de CV, Class B (1)	20,325	257,700

INVESTMENTS	SHARES	VALUE ($)
Mexico - 3.4% (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	115,100	$1,182,991
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	5,127	935,729
Grupo Bimbo SAB de CV, Series A (1)	52,100	115,289
Grupo Financiero Banorte SAB de CV, Class O (1)	148,000	811,638
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	16,777	122,640
Wal-Mart de Mexico SAB de CV (1)	99,900	244,841

		11,485,896

Peru - 0.2%
Credicorp Ltd. (1)	3,587	744,051

Philippines - 1.0%
Ayala Corp.	12,620	256,541
Ayala Land, Inc.	183,900	164,056
BDO Unibank, Inc.	152,970	501,929
Globe Telecom, Inc.	5,255	199,984
International Container Terminal Services, Inc.	208,460	440,350
JG Summit Holdings, Inc.	233,930	337,809
Jollibee Foods Corp.	26,930	136,443
Security Bank Corp.	109,660	551,592
SM Investments Corp.	30,410	602,522

		3,191,226

Poland - 1.8%
Bank Zachodni WBK SA	1,228	139,555
Grupa Lotos SA	54,679	904,673
Jastrzebska Spolka Weglowa SA *	20,255	558,593
LPP SA	78	199,320
Polski Koncern Naftowy ORLEN SA	105,628	3,210,539
Polskie Gornictwo Naftowe i Gazownictwo SA	245,613	443,582
Powszechny Zaklad Ubezpieczen SA	19,426	234,971
Tauron Polska Energia SA *	293,137	256,510

		5,947,743

Russia - 3.3%
Gazprom PJSC, ADR (1)	350,088	1,543,888
LUKOIL PJSC, ADR	29,278	1,668,141
MMC Norilsk Nickel PJSC, ADR	52,343	976,710
Mobile TeleSystems PJSC, ADR (1)	246,837	2,515,268
Novatek PJSC, GDR (c)	5,239	629,188
Novolipetsk Steel PJSC, GDR (c)	17,089	433,590
Rosneft Oil Co. PJSC, GDR (c)	68,272	339,712
Severstal PJSC, GDR (c)	89,292	1,366,424
Surgutneftegas OJSC, ADR (1)	88,464	416,674
Tatneft PJSC, ADR	19,498	960,214

		10,849,809

South Africa - 6.5%
Bid Corp. Ltd.	10,782	262,056
Bidvest Group Ltd. (The)	141,813	2,488,771
Capitec Bank Holdings Ltd.	3,627	321,475
Exxaro Resources Ltd.	139,805	1,833,134
FirstRand Ltd.	162,042	877,230
Foschini Group Ltd. (The)	110,157	1,751,504
Imperial Holdings Ltd.	112,847	2,384,619

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 6.5% (continued)
Investec Ltd.	193,372	$1,404,591
Massmart Holdings Ltd.	33,059	372,137
Mondi Ltd.	43,703	1,125,994
Naspers Ltd., Class N	6,262	1,734,908
Redefine Properties Ltd., REIT	130,202	112,611
Remgro Ltd.	28,077	534,997
Resilient REIT Ltd.	80,551	983,793
RMB Holdings Ltd.	43,486	277,558
Sappi Ltd.	137,553	994,337
Standard Bank Group Ltd.	116,610	1,836,073
Telkom SA SOC Ltd.	128,045	499,097
Truworths International Ltd.	231,655	1,766,039

		21,560,924

South Korea - 15.9%
AMOREPACIFIC Group *	1,259	165,755
Celltrion, Inc. *	6,294	1,298,286
DB Insurance Co. Ltd. *	5,787	384,644
E-MART, Inc. *	675	170,703
Hana Financial Group, Inc.	22,706	1,055,408
Hanwha Chemical Corp.	16,167	476,952
Hanwha Corp. *	54,779	2,118,275
Hanwha Life Insurance Co. Ltd. *	61,659	397,433
Hyundai Engineering & Construction Co. Ltd. *	28,469	965,246
Hyundai Marine & Fire Insurance Co. Ltd. *	50,146	2,199,277
Hyundai Mobis Co. Ltd. *	3,119	766,379
Hyundai Robotics Co. Ltd. *	413	147,163
KB Financial Group, Inc.	24,220	1,433,415
KT&G Corp.	7,266	782,886
LG Corp. *	6,405	544,314
LG Display Co. Ltd.	35,655	992,435
LG Electronics, Inc.	45,488	4,497,588
LG Innotek Co. Ltd. *	989	132,637
Lotte Chemical Corp. *	3,717	1,276,310
POSCO	1,454	452,268
S-1 Corp.	1,090	108,997
Samsung Electronics Co. Ltd.	8,546	20,304,539
SK Hynix, Inc.	125,473	8,911,888
SK Innovation Co. Ltd.	3,637	693,834
SK Telecom Co. Ltd.	8,360	2,084,306
Woori Bank	56,647	832,732

		53,193,670

Taiwan - 10.5%
Cathay Financial Holding Co. Ltd.	374,000	670,038
China Life Insurance Co. Ltd.	1,492,720	1,497,501
CTBC Financial Holding Co. Ltd.	1,070,559	735,911
E.Sun Financial Holding Co. Ltd.	1,180,310	748,430
Eva Airways Corp.	316,879	168,404
Far EasTone Telecommunications Co. Ltd.	123,000	303,664
First Financial Holding Co. Ltd.	2,009,720	1,318,371
Fubon Financial Holding Co. Ltd.	400,000	679,986
Hon Hai Precision Industry Co. Ltd.	1,921,493	6,109,559
Innolux Corp.	5,052,000	2,097,131
Largan Precision Co. Ltd.	3,000	402,694
Lite-On Technology Corp.	111,410	151,543
Mega Financial Holding Co. Ltd.	450,000	362,859

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 10.5% (continued)
Pegatron Corp.	457,000	$1,101,101
Phison Electronics Corp.	112,000	1,094,286
Pou Chen Corp.	755,000	975,826
Powertech Technology, Inc.	487,000	1,434,239
Realtek Semiconductor Corp. *	248,000	904,006
Shin Kong Financial Holding Co. Ltd.	632,000	222,342
Taishin Financial Holding Co. Ltd.	345,248	160,393
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	329,860	13,078,949
Uni-President Enterprises Corp.	292,000	646,673
Wistron Corp.	351,181	281,437

		35,145,343

Thailand - 3.1%
Airports of Thailand PCL, NVDR	230,300	479,545
Indorama Ventures PCL, NVDR	274,100	447,161
Krung Thai Bank PCL, NVDR	1,272,600	748,066
PTT Global Chemical PCL, NVDR	2,000,200	5,213,235
PTT PCL, NVDR	28,100	378,682
Siam Cement PCL (The), NVDR	44,000	652,470
Thai Oil PCL, NVDR	774,600	2,458,012

		10,377,171

Turkey - 1.1%
Akbank Turk A/S	57,963	150,426
BIM Birlesik Magazalar A/S	19,307	397,044
Turkiye Garanti Bankasi A/S	54,457	153,887
Turkiye Is Bankasi, Class C	778,254	1,429,020
Turkiye Sise ve Cam Fabrikalari A/S	556,140	689,115
Turkiye Vakiflar Bankasi TAO, Class D	559,234	997,480

		3,816,972

United States - 0.3%
Yum China Holdings, Inc. (1)	25,244	1,010,265

TOTAL COMMON STOCKS (Cost $244,235,043)		325,852,489

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENT COMPANIES - 2.6%
Limited Purpose Cash Investment Fund, 1.17% (d) (Cost $8,742,785)	8,743,660	8,742,785

SECURITIES LENDING COLLATERAL - 1.0%

Investment Companies - 1.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (d)(e)	540,289	540,289
Limited Purpose Cash Investment Fund 1.01% (d)(e)	2,694,490	2,694,490

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,234,779)		3,234,779

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.3% (Cost $256,212,607)		337,830,053

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)% (f)		(4,351,282)

NET ASSETS - 100.0%		$333,478,771

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$32,497,279	9.7%
Consumer Staples	14,059,193	4.2
Energy	25,486,203	7.6
Financials	62,182,056	18.7
Health Care	7,834,775	2.4
Industrials	18,711,823	5.6
Information Technology	103,247,662	31.0
Materials	25,456,295	7.6
Real Estate	9,319,217	2.8
Telecommunication Services	24,046,115	7.2
Utilities	3,011,871	0.9
Short-Term Investments	8,742,785	2.6
Securities Lending Collateral	3,234,779	1.0

Total Investments In Securities At Value	337,830,053	101.3
Liabilities in Excess of Other Assets (f)	(4,351,282)	(1.3)

Net Assets	$333,478,771	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $3,106,881.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $3,105,729, which represents approximately 0.93% of net assets of the fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2017, the value of these securities amounted to $4,294,914 or 1.29% of net assets.
(d)	Represents 7-day effective yield as of December 31, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	81	3/2018	USD	$4,712,985	$139,301

					$139,301

USD — United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$57,015	$57,015

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 95.5%

Aerospace & Defense - 4.6%
Boeing Co. (The)	14,359	$4,234,613
BWX Technologies, Inc.	1,495	90,432
General Dynamics Corp.	1,881	382,689
Huntington Ingalls Industries, Inc.	7,742	1,824,789
Northrop Grumman Corp.	3,569	1,095,362
Raytheon Co.	11,163	2,096,970
Spirit AeroSystems Holdings, Inc., Class A	20,707	1,806,686

		11,531,541

Air Freight & Logistics - 0.3%
FedEx Corp.	2,819	703,453

Airlines - 0.4%
Copa Holdings SA, Class A (Panama)	1,257	168,513
JetBlue Airways Corp. *	16,727	373,681
United Continental Holdings, Inc. *	5,834	393,212

		935,406

Auto Components - 0.5%
Lear Corp.	7,667	1,354,452

Automobiles - 0.5%
General Motors Co.	19,687	806,970
Thor Industries, Inc.	2,329	351,027

		1,157,997

Banks - 7.0%
Bank of America Corp.	69,166	2,041,780
Citigroup, Inc.	25,449	1,893,660
East West Bancorp, Inc.	3,240	197,089
Fifth Third Bancorp	15,549	471,757
JPMorgan Chase & Co.	47,907	5,123,175
PNC Financial Services Group, Inc. (The)	10,155	1,465,265
Regions Financial Corp.	31,659	547,067
SunTrust Banks, Inc.	19,632	1,268,031
US Bancorp	27,273	1,461,287
Wells Fargo & Co.	53,882	3,269,021

		17,738,132

Beverages - 1.0%
Constellation Brands, Inc., Class A	5,091	1,163,650
PepsiCo, Inc.	10,497	1,258,800

		2,422,450

Biotechnology - 3.6%
AbbVie, Inc.	10,125	979,189
Alexion Pharmaceuticals, Inc. *	3,936	470,706
Amgen, Inc.	7,710	1,340,769
Biogen, Inc. *	4,601	1,465,741
Celgene Corp. *	15,905	1,659,846
Exelixis, Inc. *	31,175	947,720
Gilead Sciences, Inc.	15,596	1,117,297
United Therapeutics Corp. *	5,910	874,384
Vertex Pharmaceuticals, Inc. *	806	120,787

		8,976,439

INVESTMENTS	SHARES	VALUE ($)
Building Products - 0.8%
Owens Corning	21,173	$1,946,646

Capital Markets - 2.0%
Ameriprise Financial, Inc.	3,094	524,340
Bank of New York Mellon Corp. (The)	14,081	758,403
BlackRock, Inc.	230	118,153
Federated Investors, Inc., Class B	3,682	132,846
Franklin Resources, Inc.	1,739	75,351
Goldman Sachs Group, Inc. (The)	5,278	1,344,623
Morgan Stanley	7,455	391,164
S&P Global, Inc.	1,350	228,690
State Street Corp.	9,275	905,333
T. Rowe Price Group, Inc.	6,319	663,053

		5,141,956

Chemicals - 2.8%
Chemours Co. (The)	5,947	297,707
DowDuPont, Inc.	18,426	1,312,300
Huntsman Corp.	30,287	1,008,254
LyondellBasell Industries NV, Class A	36,773	4,056,797
Monsanto Co.	2,354	274,900

		6,949,958

Commercial Services & Supplies - 0.4%
Cintas Corp.	1,585	246,991
Republic Services, Inc.	1,912	129,270
Rollins, Inc.	2,483	115,534
Waste Management, Inc.	7,196	621,015

		1,112,810

Communications Equipment - 0.9%
Cisco Systems, Inc.	54,710	2,095,393
Juniper Networks, Inc.	9,102	259,407

		2,354,800

Consumer Finance - 0.2%
Capital One Financial Corp.	2,959	294,657
Discover Financial Services	2,721	209,300

		503,957

Containers & Packaging - 0.1%
Avery Dennison Corp.	780	89,591
Packaging Corp. of America	1,962	236,519

		326,110

Distributors - 0.0% (a)
LKQ Corp. *	2,069	84,146

Diversified Consumer Services - 0.0% (a)
Graham Holdings Co., Class B	127	70,910

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	17,183	3,406,014

Electric Utilities - 2.1%
Edison International	9,728	615,199
Eversource Energy	5,224	330,052
Exelon Corp.	51,791	2,041,083
Great Plains Energy, Inc.	1,921	61,933

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 2.1% (continued)
NextEra Energy, Inc.	3,907	$610,234
Pinnacle West Capital Corp.	15,375	1,309,643
Xcel Energy, Inc.	4,568	219,767

		5,187,911

Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics, Inc. *	7,552	607,256
Avnet, Inc.	4,866	192,791
CDW Corp.	2,471	171,710
Coherent, Inc. *	226	63,782
Corning, Inc.	64,012	2,047,744
Dolby Laboratories, Inc., Class A	1,847	114,514
IPG Photonics Corp. *	293	62,740

		3,260,537

Energy Equipment & Services - 0.0%(a)
Baker Hughes a GE Co.	3,064	96,945

Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	3,811	543,715
AvalonBay Communities, Inc.	1,100	196,251
Boston Properties, Inc.	2,258	293,608
Crown Castle International Corp.	2,435	270,309
Digital Realty Trust, Inc.	5,753	655,267
Equinix, Inc.	908	411,524
Equity Residential	6,814	434,529
Essex Property Trust, Inc.	523	126,237
GGP, Inc.	8,721	203,984
HCP, Inc.	14,281	372,448
Host Hotels & Resorts, Inc.	12,303	244,215
Prologis, Inc.	8,185	528,014
Public Storage	2,697	563,673
Realty Income Corp.	6,144	350,331
Simon Property Group, Inc.	4,473	768,193
Ventas, Inc.	7,001	420,130
Vornado Realty Trust	2,869	224,298
Welltower, Inc.	3,145	200,557
Weyerhaeuser Co.	4,966	175,101

		6,982,384

Food & Staples Retailing - 2.4%
CVS Health Corp.	13,974	1,013,115
Wal-Mart Stores, Inc.	49,991	4,936,611

		5,949,726

Food Products - 1.8%
Archer-Daniels-Midland Co.	26,409	1,058,473
Bunge Ltd.	1,179	79,087
Campbell Soup Co.	4,665	224,433
Conagra Brands, Inc.	15,538	585,317
Flowers Foods, Inc.	9,313	179,834
Ingredion, Inc.	6,808	951,758
Pilgrim’s Pride Corp. *	28,941	898,907
Tyson Foods, Inc., Class A	7,709	624,969

		4,602,778

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	30,545	1,974,429
Danaher Corp.	8,081	750,078
Medtronic plc	16,000	1,292,000

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 1.8% (continued)
Varian Medical Systems, Inc. *	1,297	$144,162
Zimmer Biomet Holdings, Inc.	3,709	447,565

		4,608,234

Health Care Providers & Services - 3.2%
Aetna, Inc.	1,571	283,393
Anthem, Inc.	7,633	1,717,501
Centene Corp. *	7,308	737,231
Cigna Corp.	1,272	258,330
Express Scripts Holding Co. *	5,702	425,597
Humana, Inc.	2,122	526,405
UnitedHealth Group, Inc.	8,644	1,905,656
WellCare Health Plans, Inc. *	11,523	2,317,391

		8,171,504

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	25,669	1,703,651
Darden Restaurants, Inc.	15,496	1,487,926
Las Vegas Sands Corp.	2,669	185,469
McDonald’s Corp.	1,933	332,708
Royal Caribbean Cruises Ltd.	13,060	1,557,797
Wyndham Worldwide Corp.	1,323	153,296

		5,420,847

Household Durables - 0.7%
DR Horton, Inc.	12,581	642,512
NVR, Inc. *	151	529,741
PulteGroup, Inc.	15,185	504,901
Toll Brothers, Inc.	1,776	85,284

		1,762,438

Household Products - 1.3%
Procter & Gamble Co. (The)	35,873	3,296,011

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp. *	37,769	691,928

Industrial Conglomerates - 0.2%
3M Co.	1,376	323,869
General Electric Co.	11,926	208,109

		531,978

Insurance - 4.5%
Aflac, Inc.	16,109	1,414,048
Allstate Corp. (The)	17,603	1,843,210
American Financial Group, Inc.	6,145	666,978
Assured Guaranty Ltd.	44,878	1,520,018
Chubb Ltd.	7,280	1,063,826
CNA Financial Corp.	1,634	86,684
Everest Re Group Ltd.	4,476	990,360
First American Financial Corp.	2,310	129,453
Lincoln National Corp.	3,716	285,649
Prudential Financial, Inc.	4,330	497,863
Reinsurance Group of America, Inc.	8,108	1,264,281
Travelers Cos., Inc. (The)	11,280	1,530,019
Unum Group	2,416	132,614

		11,425,003

Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. *	3,067	3,586,764

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Internet & Direct Marketing Retail - 1.7% (continued)
Liberty Interactive Corp. QVC Group, Class A *	15,159	$370,183
Priceline Group, Inc. (The) *	216	375,352

		4,332,299

Internet Software & Services - 5.5%
Akamai Technologies, Inc. *	14,805	962,917
Alphabet, Inc., Class A *	3,130	3,297,142
Alphabet, Inc., Class C *	2,644	2,766,682
eBay, Inc. *	63,140	2,382,904
Facebook, Inc., Class A *	20,778	3,666,486
IAC/InterActiveCorp *	6,383	780,513

		13,856,644

IT Services - 3.2%
Accenture plc, Class A	7,680	1,175,731
Amdocs Ltd.	3,380	221,322
Booz Allen Hamilton Holding Corp.	7,483	285,327
Cognizant Technology Solutions Corp., Class A	9,488	673,838
DXC Technology Co.	2,410	228,709
International Business Machines Corp.	24,253	3,720,895
Leidos Holdings, Inc.	1,612	104,087
Total System Services, Inc.	7,586	599,977
Visa, Inc., Class A	8,619	982,738

		7,992,624

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	6,655	445,685
Charles River Laboratories International, Inc. *	3,517	384,936
Mettler-Toledo International, Inc. *	173	107,177
Thermo Fisher Scientific, Inc.	2,672	507,359

		1,445,157

Machinery - 2.6%
Allison Transmission Holdings, Inc.	5,939	255,793
Caterpillar, Inc.	1,367	215,412
Cummins, Inc.	6,483	1,145,157
Deere & Co.	5,999	938,903
Ingersoll-Rand plc	2,842	253,478
Oshkosh Corp.	31,537	2,866,398
Stanley Black & Decker, Inc.	2,037	345,659
Toro Co. (The)	1,122	73,188
Trinity Industries, Inc.	15,417	577,521

		6,671,509

Media - 2.0%
Comcast Corp., Class A	38,177	1,528,989
John Wiley & Sons, Inc., Class A	1,815	119,336
Omnicom Group, Inc.	1,886	137,358
Scripps Networks Interactive, Inc., Class A	1,916	163,588
Time Warner, Inc.	5,444	497,963
Viacom, Inc., Class B	30,635	943,864
Walt Disney Co. (The)	15,210	1,635,227

		5,026,325

Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	1,027	88,106

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - 0.2% (continued)
Steel Dynamics, Inc.	8,267	$356,556

		444,662

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Annaly Capital Management, Inc.	56,915	676,719

Multiline Retail - 0.0% (a)
Target Corp.	1,274	83,128

Multi-Utilities - 2.1%
Ameren Corp.	32,260	1,903,017
Consolidated Edison, Inc.	19,556	1,661,282
DTE Energy Co.	10,643	1,164,983
Public Service Enterprise Group, Inc.	10,287	529,781

		5,259,063

Oil, Gas & Consumable Fuels - 2.8%
Devon Energy Corp.	15,554	643,936
Exxon Mobil Corp.	22,130	1,850,953
HollyFrontier Corp.	13,153	673,697
Marathon Petroleum Corp.	10,502	692,922
Murphy Oil Corp.	17,991	558,620
PBF Energy, Inc., Class A	9,538	338,122
Pioneer Natural Resources Co.	794	137,243
Southwestern Energy Co. *	69,384	387,163
Valero Energy Corp.	18,829	1,730,573

		7,013,229

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,769	225,088
Nu Skin Enterprises, Inc., Class A	1,653	112,784

		337,872

Pharmaceuticals - 2.7%
Johnson & Johnson	22,914	3,201,544
Mylan NV *	29,119	1,232,025
Pfizer, Inc.	66,973	2,425,762

		6,859,331

Professional Services - 0.2%
ManpowerGroup, Inc.	4,658	587,420

Real Estate Management & Development - 0.0% (a)
CBRE Group, Inc., Class A *	2,295	99,396

Road & Rail - 0.5%
CSX Corp.	5,373	295,569
Norfolk Southern Corp.	991	143,596
Union Pacific Corp.	6,503	872,052

		1,311,217

Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials, Inc.	43,383	2,217,739
Intel Corp.	78,238	3,611,466
Lam Research Corp.	8,722	1,605,459
Micron Technology, Inc. *	65,234	2,682,422
NVIDIA Corp.	6,312	1,221,372
ON Semiconductor Corp. *	18,196	381,024
QUALCOMM, Inc.	14,091	902,106

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 5.8% (continued)
Skyworks Solutions, Inc.	3,434	$326,058
Teradyne, Inc.	3,157	132,184
Texas Instruments, Inc.	15,716	1,641,379

		14,721,209

Software - 5.3%
Activision Blizzard, Inc.	26,354	1,668,735
Adobe Systems, Inc. *	2,751	482,085
CA, Inc.	10,632	353,833
Cadence Design Systems, Inc. *	3,460	144,697
Citrix Systems, Inc. *	3,148	277,024
Electronic Arts, Inc. *	8,700	914,022
Manhattan Associates, Inc. *	4,029	199,597
Microsoft Corp.	66,743	5,709,196
Oracle Corp.	41,084	1,942,452
Synopsys, Inc.*	1,007	85,837
VMware, Inc., Class A *	11,650	1,459,978

		13,237,456

Specialty Retail - 2.7%
Best Buy Co., Inc.	39,734	2,720,587
Gap, Inc. (The)	18,676	636,105
Home Depot, Inc. (The)	10,523	1,994,424
Lowe’s Cos., Inc.	4,338	403,174
Ross Stores, Inc.	2,434	195,328
TJX Cos., Inc. (The)	2,587	197,802
Williams-Sonoma, Inc.	11,418	590,311

		6,737,731

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	52,262	8,844,298
HP, Inc.	33,050	694,381
NetApp, Inc.	3,703	204,850
Western Digital Corp.	19,066	1,516,319

		11,259,848

Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. *	11,609	730,786
PVH Corp.	1,360	186,606

		917,392

Thrifts & Mortgage Finance - 0.0%(a)
New York Community Bancorp, Inc.	5,186	67,522

Tobacco - 1.1%
Altria Group, Inc.	18,086	1,291,521
Philip Morris International, Inc.	13,396	1,415,288

		2,706,809

Trading Companies & Distributors - 0.2%
United Rentals, Inc. *	2,683	461,235

TOTAL COMMON STOCKS (Cost $186,814,846)		240,811,198

INVESTMENTS	SHARES	VALUE ($)

EXCHANGE TRADED FUNDS - 2.9%
SPDR S&P 500 Fund Trust (Cost $6,327,038)	27,730	$7,400,028

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENT COMPANIES - 1.5%
Limited Purpose Cash Investment Fund, 1.17% (2)(b) (Cost $3,620,320)	3,620,683	3,620,320

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.9% (Cost $196,762,204)		251,831,546

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		241,189

NET ASSETS - 100.0%		$252,072,735

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$26,947,666	10.7%
Consumer Staples	19,315,646	7.7
Energy	7,110,174	2.8
Exchange Traded Funds	7,400,028	2.9
Financials	38,959,303	15.4
Health Care	30,060,666	11.9
Industrials	25,793,214	10.2
Information Technology	66,683,117	26.5
Materials	7,720,730	3.1
Real Estate	7,081,780	2.8
Utilities	11,138,902	4.4
Short-Term Investments	3,620,320	1.5

Total Investments In Securities At Value	251,831,546	99.9
Other Assets in Excess of Liabilities	241,189	0.1

Net Assets	$252,072,735	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of December 31, 2017.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipt

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 95.8%
Aerospace & Defense - 1.2%
Curtiss-Wright Corp.	441	$53,736
Ducommun, Inc. *	1,219	34,681
Esterline Technologies Corp. *	972	72,608
Moog, Inc., Class A*	620	53,847
National Presto Industries, Inc. (a)	153	15,216
Vectrus, Inc. *	4,540	140,059

		370,147

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. *	424	9,811
Atlas Air Worldwide Holdings, Inc. *	1,019	59,764
Hub Group, Inc., Class A *	1,682	80,568

		150,143

Airlines - 0.2%
Allegiant Travel Co.	100	15,475
Hawaiian Holdings, Inc.	353	14,067
SkyWest, Inc.	613	32,550

		62,092

Auto Components - 3.1%
American Axle & Manufacturing Holdings, Inc. *	9,380	159,741
Cooper Tire & Rubber Co.	2,252	79,608
Cooper-Standard Holdings, Inc. *	1,859	227,728
Dana, Inc.	7,947	254,384
Dorman Products, Inc. *	160	9,782
LCI Industries	274	35,620
Stoneridge, Inc. *	2,663	60,876
Tenneco, Inc.	1,048	61,350
Tower International, Inc.	1,282	39,165

		928,254

Automobiles - 0.0%(b)
Winnebago Industries, Inc.	192	10,675

Banks - 6.5%
1st Source Corp.	596	29,472
Ameris Bancorp	295	14,219
BancFirst Corp.	454	23,222
BancorpSouth Bank	1,587	49,911
Brookline Bancorp, Inc.	960	15,072
Cathay General Bancorp	1,997	84,213
CenterState Bank Corp.	1,055	27,145
Chemical Financial Corp.	260	13,902
City Holding Co.	216	14,574
Columbia Banking System, Inc.	372	16,160
Community Trust Bancorp, Inc.	222	10,456
Customers Bancorp, Inc. *	571	14,840
Eagle Bancorp, Inc. *	507	29,355
Enterprise Financial Services Corp.	779	35,172
FCB Financial Holdings, Inc., Class A *	390	19,812
Fidelity Southern Corp.	1,092	23,806
First Busey Corp.	462	13,832

INVESTMENTS	SHARES	VALUE ($)

Banks - 6.5% (continued)
First Citizens BancShares, Inc., Class A	240	$96,720
First Commonwealth Financial Corp.	899	12,874
First Financial Bancorp	871	22,951
First Financial Corp.	204	9,251
First Interstate BancSystem, Inc., Class A	2,036	81,542
First Merchants Corp.	1,693	71,208
First Midwest Bancorp, Inc.	601	14,430
Flushing Financial Corp.	605	16,637
Fulton Financial Corp.	3,838	68,700
Great Southern Bancorp, Inc.	321	16,580
Great Western Bancorp, Inc.	3,049	121,350
Hancock Holding Co.	1,989	98,455
Hanmi Financial Corp.	414	12,565
Heartland Financial USA, Inc.	1,270	68,135
Heritage Financial Corp.	437	13,460
Hilltop Holdings, Inc.	795	20,137
Hope Bancorp, Inc.	603	11,005
Independent Bank Corp.	200	13,970
Independent Bank Group, Inc.	221	14,940
International Bancshares Corp.	1,945	77,216
LegacyTexas Financial Group, Inc.	1,077	45,460
MB Financial, Inc.	1,204	53,602
Midland States Bancorp, Inc.	586	19,033
NBT Bancorp, Inc.	821	30,213
Old National Bancorp	1,544	26,943
Preferred Bank	792	46,554
Renasant Corp.	315	12,880
Sandy Spring Bancorp, Inc.	415	16,193
ServisFirst Bancshares, Inc.	2,223	92,255
Simmons First National Corp., Class A	148	8,451
Texas Capital Bancshares, Inc. *	682	60,630
Towne Bank	394	12,116
TriCo Bancshares	365	13,819
Trustmark Corp.	1,520	48,427
UMB Financial Corp.	165	11,867
Umpqua Holdings Corp.	1,836	38,189
Wintrust Financial Corp.	1,575	129,733

		1,963,654

Beverages - 2.1%
Boston Beer Co., Inc. (The), Class A *	748	142,943
Coca-Cola Bottling Co. Consolidated	403	86,750
Craft Brew Alliance, Inc. *	676	12,979
MGP Ingredients, Inc.	1,460	112,245
National Beverage Corp.	2,887	281,309

		636,226

Biotechnology - 6.5%
Acorda Therapeutics, Inc. *	3,308	70,957
Amicus Therapeutics, Inc. *	1,954	28,118
Array BioPharma, Inc. *	2,096	26,829
Avexis, Inc. *	370	40,948
BioSpecifics Technologies Corp. *	929	40,253
Bluebird Bio, Inc. *	810	144,261
Blueprint Medicines Corp. *	549	41,400
Calithera Biosciences, Inc. *	7,008	58,517

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 6.5% (continued)
Clovis Oncology, Inc. *	479	$32,572
Conatus Pharmaceuticals, Inc. *	6,047	27,937
Concert Pharmaceuticals, Inc. *	396	10,244
Eagle Pharmaceuticals, Inc. *(a)	1,795	95,889
Emergent BioSolutions, Inc. *	4,983	231,560
Enanta Pharmaceuticals, Inc. *	516	30,279
Esperion Therapeutics, Inc. *	664	43,718
Exact Sciences Corp. *	3,627	190,563
FibroGen, Inc. *	1,651	78,257
Global Blood Therapeutics, Inc. *	265	10,428
Halozyme Therapeutics, Inc. *	1,617	32,760
Insmed, Inc. *	1,004	31,305
Ligand Pharmaceuticals, Inc.*(a)	105	14,378
Loxo Oncology, Inc. *	379	31,904
Momenta Pharmaceuticals, Inc. *	1,028	14,341
Myriad Genetics, Inc. *	4,309	147,993
PDL BioPharma, Inc. *	17,959	49,208
Portola Pharmaceuticals, Inc. *	648	31,545
Prothena Corp. plc (Ireland) *	347	13,009
Puma Biotechnology, Inc. *	386	38,156
Repligen Corp. *	3,821	138,626
Retrophin, Inc. *	707	14,896
Sage Therapeutics, Inc. *	585	96,355
Sarepta Therapeutics, Inc. *	863	48,017
Spectrum Pharmaceuticals, Inc. *	4,269	80,897

		1,986,120

Building Products - 1.7%
American Woodmark Corp. *	589	76,717
Apogee Enterprises, Inc.	1,836	83,960
Builders FirstSource, Inc. *	3,355	73,105
Continental Building Products, Inc. *	491	13,822
Patrick Industries, Inc. *	2,482	172,375
Ply Gem Holdings, Inc. *	793	14,671
Universal Forest Products, Inc.	2,169	81,598

		516,248

Capital Markets - 1.0%
Cohen & Steers, Inc.	445	21,044
Evercore, Inc., Class A	611	54,990
INTL. FCStone, Inc. *	615	26,156
Stifel Financial Corp.	1,508	89,817
Waddell & Reed Financial, Inc., Class A (a)	4,889	109,220

		301,227

Chemicals - 2.1%
AdvanSix, Inc. *	989	41,607
American Vanguard Corp.	513	10,081
Chase Corp.	349	42,055
Flotek Industries, Inc. *	3,089	14,395
FutureFuel Corp.	1,637	23,065
Ingevity Corp. *	808	56,940
Innospec, Inc.	465	32,829
Kronos Worldwide, Inc.	5,025	129,494
Minerals Technologies, Inc.	207	14,252
PolyOne Corp.	327	14,225
Rayonier Advanced Materials, Inc.	482	9,857

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 2.1% (continued)
Stepan Co.	785	$61,991
Trinseo SA	2,424	175,982
Tronox Ltd., Class A	1,030	21,125

		647,898

Commercial Services & Supplies - 1.8%
ACCO Brands Corp. *	7,255	88,511
Brink’s Co. (The)	652	51,312
Deluxe Corp.	973	74,765
Ennis, Inc.	4,170	86,527
Herman Miller, Inc.	1,351	54,108
HNI Corp.	324	12,497
Hudson Technologies, Inc. *	5,644	34,259
Interface, Inc.	864	21,730
Kimball International, Inc., Class B	1,259	23,505
Quad/Graphics, Inc.	435	9,831
Steelcase, Inc., Class A	2,393	36,374
Tetra Tech, Inc.	213	10,256
UniFirst Corp.	160	26,384
Viad Corp.	593	32,852

		562,911

Communications Equipment - 0.6%
Applied Optoelectronics, Inc. *	3,231	122,196
Finisar Corp. *	486	9,890
InterDigital, Inc.	125	9,519
Plantronics, Inc.	350	17,633
Ubiquiti Networks, Inc. *	190	13,494

		172,732

Construction & Engineering - 1.6%
Argan, Inc.	2,029	91,305
Comfort Systems USA, Inc.	584	25,492
Dycom Industries, Inc. *	271	30,197
EMCOR Group, Inc.	2,083	170,285
MasTec, Inc. *	2,039	99,809
Tutor Perini Corp. *	2,211	56,049

		473,137

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	1,368	43,038
US Concrete, Inc. *	110	9,202

		52,240

Consumer Finance - 1.1%
FirstCash, Inc.	490	33,051
Green Dot Corp., Class A *	1,898	114,373
Nelnet, Inc., Class A	1,542	84,471
World Acceptance Corp. *	1,297	104,694

		336,589

Distributors - 0.0%(b)
Core-Mark Holding Co., Inc.	182	5,748

Diversified Consumer Services - 2.3%
Adtalem Global Education, Inc. *	4,595	193,220
American Public Education, Inc. *	2,527	63,301
Capella Education Co.	743	57,508
Career Education Corp. *	1,079	13,034
Grand Canyon Education, Inc. *	2,043	182,910
K12, Inc. *	733	11,655
Weight Watchers International, Inc.*	3,788	167,733

		689,361

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Telecommunication Services - 0.3%
Cincinnati Bell, Inc. *	689	$14,366
General Communication, Inc., Class A *	525	20,486
Vonage Holdings Corp. *	6,520	66,308

		101,160

Electric Utilities - 0.2%
Spark Energy, Inc., Class A (a)	5,974	74,078

Electrical Equipment - 0.3%
Atkore International Group, Inc. *	691	14,822
Encore Wire Corp.	284	13,817
EnerSys	337	23,465
Sunrun, Inc. *(a)	8,042	47,448

		99,552

Electronic Equipment, Instruments & Components - 3.4%
Anixter International, Inc. *	234	17,784
AVX Corp.	825	14,273
Benchmark Electronics, Inc. *	1,481	43,097
Control4 Corp. *	2,299	68,418
ePlus, Inc. *	911	68,507
II-VI, Inc. *	532	24,977
Insight Enterprises, Inc. *	755	28,909
KEMET Corp. *	7,063	106,369
Kimball Electronics, Inc. *	653	11,917
Methode Electronics, Inc.	2,754	110,436
PCM, Inc. *	1,103	10,920
Plexus Corp. *	496	30,117
Rogers Corp. *	558	90,351
Sanmina Corp. *	3,596	118,668
SYNNEX Corp.	277	37,658
Tech Data Corp. *	902	88,369
TTM Technologies, Inc. *	6,863	107,543
Vishay Intertechnology, Inc.	2,321	48,161

		1,026,474

Energy Equipment & Services - 0.5%
Exterran Corp. *	335	10,532
Fairmount Santrol Holdings, Inc. *	2,124	11,109
McDermott International, Inc. *	5,543	36,473
Unit Corp. *	1,495	32,890
US Silica Holdings, Inc.	1,966	64,013

		155,017

Equity Real Estate Investment Trusts (REITs) - 5.7%
Acadia Realty Trust	1,231	33,680
Agree Realty Corp.	839	43,158
Alexander & Baldwin, Inc.	361	10,014
American Assets Trust, Inc.	543	20,764
CareTrust REIT, Inc.	1,659	27,805
CBL & Associates Properties, Inc.	2,967	16,793
Chesapeake Lodging Trust	765	20,724
Cousins Properties, Inc.	4,398	40,682
DiamondRock Hospitality Co.	4,030	45,499
EastGroup Properties, Inc.	408	36,059

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 5.7% (continued)
Education Realty Trust, Inc.	774	$27,028
First Industrial Realty Trust, Inc.	1,565	49,251
Four Corners Property Trust, Inc.	2,206	56,694
Franklin Street Properties Corp.	3,946	42,380
GEO Group, Inc. (The)	2,109	49,772
Global Net Lease, Inc.	501	10,311
Government Properties Income Trust	2,069	38,359
Gramercy Property Trust	2,337	62,304
Healthcare Realty Trust, Inc.	1,651	53,030
Kite Realty Group Trust	1,564	30,654
LaSalle Hotel Properties	1,494	41,937
Lexington Realty Trust	3,470	33,486
LTC Properties, Inc.	469	20,425
Mack-Cali Realty Corp.	1,735	37,407
Monmouth Real Estate Investment Corp.	2,604	46,351
National Health Investors, Inc.	344	25,931
Pebblebrook Hotel Trust(a)	1,063	39,512
Physicians Realty Trust	2,815	50,642
Potlatch Corp.	748	37,325
PS Business Parks, Inc.	158	19,764
QTS Realty Trust, Inc., Class A	703	38,075
Quality Care Properties, Inc. *	1,994	27,537
Ramco-Gershenson Properties Trust	1,630	24,010
Retail Opportunity Investments Corp.	1,640	32,718
Rexford Industrial Realty, Inc.	1,175	34,263
RLJ Lodging Trust	2,059	45,236
Ryman Hospitality Properties, Inc.	689	47,555
Sabra Health Care REIT, Inc.	2,999	56,291
Select Income REIT	922	23,170
Seritage Growth Properties, Class A	414	16,750
STAG Industrial, Inc.	1,114	30,446
Summit Hotel Properties, Inc.	2,091	31,846
Sunstone Hotel Investors, Inc.	3,628	59,971
Terreno Realty Corp.	1,043	36,568
Universal Health Realty Income Trust	281	21,106
Urban Edge Properties	1,252	31,913
Washington Prime Group, Inc.	2,685	19,117
Washington REIT	1,244	38,713
Xenia Hotels & Resorts, Inc.	1,802	38,905

		1,721,931

Food & Staples Retailing - 0.2%
Ingles Markets, Inc., Class A	612	21,175
Weis Markets, Inc.	886	36,672

		57,847

Food Products - 1.7%
Darling Ingredients, Inc. *	1,569	28,446
Dean Foods Co.	1,858	21,478
John B Sanfilippo & Son, Inc.	1,338	84,629
Sanderson Farms, Inc.	2,294	318,361
Snyder’s-Lance, Inc.	1,200	60,096

		513,010

Gas Utilities - 0.8%
ONE Gas, Inc.	1,128	82,637
Southwest Gas Holdings, Inc.	1,393	112,109
WGL Holdings, Inc.	625	53,650

		248,396

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 2.5%
Anika Therapeutics, Inc. *	509	$27,440
Cutera, Inc. *	249	11,292
Glaukos Corp. *	331	8,490
Globus Medical, Inc., Class A *	4,292	176,401
Haemonetics Corp. *	224	13,010
Halyard Health, Inc. *	292	13,485
Heska Corp. *	308	24,705
ICU Medical, Inc. *	129	27,864
Inogen, Inc. *	246	29,294
Insulet Corp. *	173	11,937
Integer Holdings Corp. *	346	15,674
iRadimed Corp. *	203	3,075
Lantheus Holdings, Inc. *	4,990	102,046
LeMaitre Vascular, Inc.	647	20,600
Masimo Corp. *	1,225	103,880
Merit Medical Systems, Inc. *	1,233	53,266
Novocure Ltd. *	761	15,372
NuVasive, Inc. *	417	24,390
NxStage Medical, Inc. *	937	22,704
OraSure Technologies, Inc. *	2,197	41,435
Pulse Biosciences, Inc. *	445	10,502

		756,862

Health Care Providers & Services - 1.4%
AMN Healthcare Services, Inc. *	3,796	186,953
Chemed Corp.	304	73,878
Diplomat Pharmacy, Inc. *	2,403	48,228
Select Medical Holdings Corp. *	871	15,373
Tivity Health, Inc. *	1,677	61,294
Triple-S Management Corp., Class B *	1,382	34,343

		420,069

Hotels, Restaurants & Leisure - 1.6%
Bloomin’ Brands, Inc.	1,971	42,061
Brinker International, Inc. (a)	558	21,673
Buffalo Wild Wings, Inc. *	216	33,772
Cheesecake Factory, Inc. (The)	181	8,721
Cracker Barrel Old Country Store, Inc. (a)	327	51,957
Dave & Buster’s Entertainment, Inc. *	1,803	99,471
Eldorado Resorts, Inc. *	1,760	58,344
Marcus Corp. (The)	360	9,846
Marriott Vacations Worldwide Corp.	705	95,323
Penn National Gaming, Inc. *	428	13,409
Ruth’s Hospitality Group, Inc.	1,008	21,823
Texas Roadhouse, Inc.	529	27,868

		484,268

Household Durables - 1.9%
Bassett Furniture Industries, Inc.	403	15,153
Flexsteel Industries, Inc.	1,412	66,053
Hamilton Beach Brands Holding Co., Class A	1,768	45,420
Hooker Furniture Corp.	1,296	55,015
Installed Building Products, Inc. *	210	15,950

INVESTMENTS	SHARES	VALUE ($)
Household Durables - 1.9% (continued)
iRobot Corp. *(a)	749	$57,448
KB Home	2,196	70,162
La-Z-Boy, Inc.	3,449	107,609
MDC Holdings, Inc.	2,490	79,381
TopBuild Corp. *	772	58,471
ZAGG, Inc. *	471	8,690

		579,352

Insurance - 5.1%
American Equity Investment Life Holding Co.	5,414	166,372
AMERISAFE, Inc.	400	24,640
Argo Group International Holdings Ltd.	411	25,338
CNO Financial Group, Inc.	6,430	158,757
Employers Holdings, Inc.	3,538	157,087
Enstar Group Ltd. *	107	21,480
FBL Financial Group, Inc., Class A	241	16,785
Genworth Financial, Inc., Class A *	7,815	24,305
HCI Group, Inc.	300	8,970
Heritage Insurance Holdings, Inc. (a)	1,800	32,436
Horace Mann Educators Corp.	702	30,958
James River Group Holdings Ltd.	384	15,364
National General Holdings Corp.	482	9,466
National Western Life Group, Inc., Class A	290	95,996
Navigators Group, Inc. (The)	554	26,980
Primerica, Inc.	3,047	309,423
Selective Insurance Group, Inc.	1,957	114,876
Third Point Reinsurance Ltd. *	3,448	50,513
Trupanion, Inc. *	295	8,635
Universal Insurance Holdings, Inc.	8,880	242,868

		1,541,249

Internet & Direct Marketing Retail - 1.2%
1-800-Flowers.com, Inc., Class A *	3,477	37,204
Groupon, Inc. *	23,450	119,595
Nutrisystem, Inc.	2,415	127,029
PetMed Express, Inc.	1,726	78,533

		362,361

Internet Software & Services - 2.7%
Alarm.com Holdings, Inc. *	754	28,464
Appfolio, Inc., Class A *	315	13,073
Blucora, Inc. *	2,571	56,819
Care.com, Inc. *	572	10,319
Cars.com, Inc. *	999	28,811
Envestnet, Inc. *	332	16,550
GrubHub, Inc. *	2,605	187,039
j2 Global, Inc.	1,307	98,064
Meet Group, Inc. (The) *	10,038	28,307
NIC, Inc.	1,714	28,452
Shutterstock, Inc. *	884	38,039
Stamps.com, Inc. *	806	151,528
TrueCar, Inc. *(a)	2,835	31,752
Web.com Group, Inc. *	615	13,407
Yelp, Inc. *	2,238	93,906

		824,530

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 1.2%
CACI International, Inc., Class A *	371	$49,102
Convergys Corp.	2,290	53,815
Hackett Group, Inc. (The)	2,872	45,119
MAXIMUS, Inc.	809	57,908
Sykes Enterprises, Inc. *	3,059	96,206
Syntel, Inc. *	1,213	27,887
TeleTech Holdings, Inc.	878	35,339

		365,376

Leisure Products - 1.0%
Johnson Outdoors, Inc., Class A	2,942	182,669
MCBC Holdings, Inc. *	1,696	37,685
Nautilus, Inc. *	3,450	46,058
Sturm Ruger & Co., Inc.(a)	945	52,778

		319,190

Life Sciences Tools & Services - 0.2%
Cambrex Corp. *	1,514	72,672

Machinery - 3.8%
Alamo Group, Inc.	905	102,147
Altra Industrial Motion Corp.	302	15,221
Astec Industries, Inc.	615	35,977
Barnes Group, Inc.	1,408	89,084
Columbus McKinnon Corp.	1,084	43,338
EnPro Industries, Inc.	116	10,847
Federal Signal Corp.	721	14,485
FreightCar America, Inc.	704	12,024
Global Brass & Copper Holdings, Inc.	905	29,956
Greenbrier Cos., Inc. (The)	2,523	134,476
Hillenbrand, Inc.	567	25,345
Hyster-Yale Materials Handling, Inc.	327	27,847
John Bean Technologies Corp.	342	37,894
Kadant, Inc.	399	40,060
Kennametal, Inc.	363	17,573
Lydall, Inc. *	501	25,426
Meritor, Inc. *	9,734	228,360
Mueller Industries, Inc.	449	15,908
Proto Labs, Inc. *	126	12,978
Spartan Motors, Inc.	4,297	67,678
Wabash National Corp.	7,166	155,502

		1,142,126

Media - 1.1%
Entravision Communications Corp., Class A	7,181	51,344
Gannett Co., Inc.	1,281	14,847
Gray Television, Inc. *	8,944	149,812
Meredith Corp.	158	10,436
MSG Networks, Inc., Class A *	3,978	80,554
New York Times Co. (The), Class A	809	14,967
Scholastic Corp.	644	25,831

		347,791

Metals & Mining - 0.4%
Cleveland-Cliffs, Inc. *	11,618	83,766
Worthington Industries, Inc.	605	26,656

		110,422

INVESTMENTS	SHARES	VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Apollo Commercial Real Estate Finance, Inc. (a)	1,429	$26,365
Capstead Mortgage Corp.	4,188	36,226
CYS Investments, Inc.	4,773	38,327
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	990	23,819
Invesco Mortgage Capital, Inc.	3,132	55,844
PennyMac Mortgage Investment Trust	2,166	34,808
Redwood Trust, Inc.	2,616	38,769

		254,158

Multiline Retail - 0.1%
Big Lots, Inc.	563	31,612

Multi-Utilities - 0.4%
Avista Corp.	935	48,143
Black Hills Corp.	573	34,443
NorthWestern Corp.	698	41,671

		124,257

Oil, Gas & Consumable Fuels - 0.8%
Arch Coal, Inc., Class A	1,408	131,169
Halcon Resources Corp. *	1,274	9,644
Jones Energy, Inc., Class A *	6,813	7,494
NACCO Industries, Inc., Class A	336	12,651
REX American Resources Corp. *	564	46,694
SandRidge Energy, Inc. *	1,517	31,963
W&T Offshore, Inc. *	3,885	12,859

		252,474

Paper & Forest Products - 1.0%
Boise Cascade Co.	2,186	87,221
Louisiana-Pacific Corp. *	6,011	157,849
Neenah Paper, Inc.	279	25,291
PH Glatfelter Co.	622	13,336
Verso Corp., Class A *	1,078	18,941

		302,638

Personal Products - 0.6%
Medifast, Inc.	130	9,075
Natural Health Trends Corp.	1,660	25,216
USANA Health Sciences, Inc. *	2,021	149,655

		183,946

Pharmaceuticals - 2.3%
Aerie Pharmaceuticals, Inc. *	164	9,799
Catalent, Inc. *	2,852	117,160
Corcept Therapeutics, Inc. *(a)	7,978	144,083
Horizon Pharma plc *	1,116	16,294
Innoviva, Inc. *	3,341	47,409
Lannett Co., Inc. *(a)	2,029	47,073
MyoKardia, Inc. *	250	10,525
Nektar Therapeutics *	2,645	157,959
Pacira Pharmaceuticals, Inc. *	202	9,221
Phibro Animal Health Corp., Class A	1,654	55,409
Sucampo Pharmaceuticals, Inc., Class A *	528	9,477
Supernus Pharmaceuticals, Inc. *	1,782	71,013

		695,422

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Professional Services - 1.7%
Barrett Business Services, Inc.	1,074	$69,262
CBIZ, Inc. *	831	12,839
ICF International, Inc. *	362	19,005
Insperity, Inc.	3,096	177,556
Kelly Services, Inc., Class A	1,684	45,923
Korn/Ferry International	922	38,152
On Assignment, Inc. *	801	51,480
RPX Corp.	745	10,013
TrueBlue, Inc. *	2,521	69,328
Willdan Group, Inc. *	613	14,675

		508,233

Real Estate Management & Development - 0.1%
HFF, Inc., Class A	610	29,670

Road & Rail - 1.1%
ArcBest Corp.	433	15,480
Knight-Swift Transportation Holdings, Inc.	706	30,866
Marten Transport Ltd.	1,375	27,912
Saia, Inc. *	2,814	199,091
Werner Enterprises, Inc.	1,491	57,627

		330,976

Semiconductors & Semiconductor Equipment - 4.6%
Advanced Energy Industries, Inc. *	2,608	175,988
Alpha & Omega Semiconductor Ltd. *	1,418	23,198
Ambarella, Inc. *	263	15,451
Amkor Technology, Inc. *	10,030	100,801
AXT, Inc. *	2,184	19,001
Brooks Automation, Inc.	4,269	101,816
Cabot Microelectronics Corp.	1,094	102,924
Cirrus Logic, Inc. *	3,368	174,664
Entegris, Inc.	4,311	131,270
Integrated Device Technology, Inc. *	1,046	31,098
MKS Instruments, Inc.	1,903	179,834
Monolithic Power Systems, Inc.	99	11,124
Photronics, Inc. *	2,971	25,328
Power Integrations, Inc.	244	17,946
Rudolph Technologies, Inc. *	1,818	43,450
Silicon Laboratories, Inc. *	414	36,556
SunPower Corp.*(a)	2,814	23,722
Synaptics, Inc. *	1,959	78,242
Ultra Clean Holdings, Inc. *	4,963	114,596

		1,407,009

Software - 3.4%
ACI Worldwide, Inc. *	1,254	28,428
Aspen Technology, Inc. *	939	62,162
Barracuda Networks, Inc. *	474	13,035
Blackbaud, Inc.	572	54,048
Ebix, Inc.	1,820	144,235
Ellie Mae, Inc. *	541	48,365
Fair Isaac Corp.	850	130,220
Imperva, Inc. *	420	16,674

INVESTMENTS	SHARES	VALUE ($)
Software - 3.4% (continued)
MicroStrategy, Inc., Class A *	309	$40,572
Mitek Systems, Inc. *	3,083	27,593
Paycom Software, Inc. *	1,238	99,449
Pegasystems, Inc.	1,961	92,461
Progress Software Corp.	1,383	58,874
Qualys, Inc. *	1,191	70,686
RingCentral, Inc., Class A *	775	37,510
Synchronoss Technologies, Inc. *	5,031	44,977
Verint Systems, Inc. *	1,235	51,685
Zix Corp. *	3,322	14,550

		1,035,524

Specialty Retail - 2.0%
Aaron’s, Inc.	454	18,092
Asbury Automotive Group, Inc. *	552	35,328
Buckle, Inc. (The)(a)	1,732	41,135
Caleres, Inc.	1,977	66,190
Cato Corp. (The), Class A	705	11,224
Chico’s FAS, Inc.	1,414	12,471
Children’s Place, Inc. (The)	797	115,844
Citi Trends, Inc.	505	13,362
DSW, Inc., Class A	1,244	26,634
Francesca’s Holdings Corp. *	1,862	13,611
Genesco, Inc. *	1,469	47,742
Group 1 Automotive, Inc.	242	17,175
Haverty Furniture Cos., Inc.	511	11,574
Hibbett Sports, Inc. *	1,442	29,417
Office Depot, Inc.	13,688	48,456
Pier 1 Imports, Inc.	4,086	16,916
Sleep Number Corp. *	1,258	47,288
Sportsman’s Warehouse Holdings, Inc. *	1,956	12,929
Zumiez, Inc. *	675	14,057

		599,445

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. *	894	71,744
Movado Group, Inc.	2,301	74,092
Steven Madden Ltd. *	192	8,966
Vera Bradley, Inc. *	800	9,744
Wolverine World Wide, Inc.	425	13,549

		178,095

Thrifts & Mortgage Finance - 4.3%
BofI Holding, Inc.*(a)	8,095	242,041
Dime Community Bancshares, Inc.	671	14,057
Essent Group Ltd. *	744	32,304
Federal Agricultural Mortgage Corp., Class C	690	53,986
First Defiance Financial Corp.	718	37,314
Flagstar Bancorp, Inc. *	364	13,621
HomeStreet, Inc. *	358	10,364
Meta Financial Group, Inc.	802	74,305
MGIC Investment Corp. *	17,767	250,692
Oritani Financial Corp.	820	13,448
Provident Financial Services, Inc.	940	25,352
Radian Group, Inc.	14,703	303,029
United Financial Bancorp, Inc.	672	11,854

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Thrifts & Mortgage Finance - 4.3% (continued)
Walker & Dunlop, Inc. *	3,392	$161,120
Washington Federal, Inc.	1,812	62,061
WSFS Financial Corp.	309	14,786

		1,320,334

Tobacco - 0.1%
Universal Corp.	169	8,873
Vector Group Ltd.	811	18,150

		27,023

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	193	13,143
CAI International, Inc. *	1,753	49,645
DXP Enterprises, Inc. *	1,381	40,836
GATX Corp.	1,682	104,553
GMS, Inc. *	1,673	62,972
H&E Equipment Services, Inc.	1,259	51,178
Rush Enterprises, Inc., Class A *	1,501	76,266
Textainer Group Holdings Ltd. *	787	16,921
Triton International Ltd. *	3,106	116,320

		531,834

Water Utilities - 0.4%
American States Water Co.	208	12,045
SJW Group	1,546	98,681

		110,726

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	760	25,688

TOTAL COMMON STOCKS (Cost $23,664,120)		29,138,199

EXCHANGE TRADED FUNDS - 3.2%
iShares Russell 2000 Fund (Cost $926,370)	6,402	976,049

	NO. OF RIGHTS
RIGHTS - 0.0%(b)
Media - 0.0%(b)
Media General, Inc., CVR (3)*(c) (Cost $221)	744	12

SHORT-TERM INVESTMENTS - 2.2%

INVESTMENT COMPANIES - 2.2%
Limited Purpose Cash Investment Fund, 1.17% (2)(d) (Cost $652,818)	652,883	652,818

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 3.5%
Investment Companies - 3.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (2)(d)(e)	175,390	$175,390
Limited Purpose Cash Investment Fund 1.01% (2)(d)(e)	874,691	874,691

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,050,081)		1,050,081

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 104.7% (Cost $26,293,610)		31,817,159

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%		(1,414,958)

NET ASSETS - 100.0%		$30,402,201

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,536,165	14.9%
Consumer Staples	1,418,051	4.7
Energy	407,491	1.3
Exchange Traded Funds	976,049	3.2
Financials	5,717,212	18.8
Health Care	3,931,146	12.9
Industrials	4,747,399	15.6
Information Technology	4,831,645	15.9
Materials	1,113,197	3.7
Real Estate	1,751,601	5.8
Telecommunication Services	126,847	0.4
Utilities	557,457	1.8
Short-Term Investments	652,818	2.2
Securities Lending Collateral	1,050,081	3.5

Total Investments In Securities At Value	31,817,159	104.7
Liabilities in Excess of Other Assets	(1,414,958)	(4.7)

Net Assets	$30,402,201	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $1,018,849.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $12, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of December 31, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)

COMMON STOCKS - 96.9%
Australia - 7.1%
Amcor Ltd.	10,220	$122,459
Aristocrat Leisure Ltd.	92,558	1,704,381
Australia & New Zealand Banking Group Ltd.	5,189	115,762
BHP Billiton Ltd.	31,889	732,519
BHP Billiton plc	44,642	902,677
BlueScope Steel Ltd.	63,140	752,032
CIMIC Group Ltd.	19,409	776,271
Coca-Cola Amatil Ltd.	8,842	58,577
Cochlear Ltd.	3,464	461,760
Commonwealth Bank of Australia	3,884	242,395
CSL Ltd.	4,834	531,226
Dexus, REIT	33,527	254,422
Flight Centre Travel Group Ltd.	8,420	290,224
Fortescue Metals Group Ltd.	579,780	2,194,099
Goodman Group, REIT	30,886	202,380
GPT Group (The), REIT	19,876	79,063
Macquarie Group Ltd.	5,407	418,204
Newcrest Mining Ltd.	21,994	391,537
Scentre Group, REIT	71,981	234,800
South32 Ltd.	565,481	1,532,764
TPG Telecom Ltd.	29,901	153,004
Treasury Wine Estates Ltd.	62,484	775,362
Westpac Banking Corp.	8,476	206,166
Woodside Petroleum Ltd.	5,055	130,055

		13,262,139

Belgium - 1.5%
Ageas	17,982	878,415
Colruyt SA	2,185	113,668
Groupe Bruxelles Lambert SA	1,467	158,261
KBC Group NV	10,845	924,139
UCB SA	3,823	303,137
Umicore SA	8,430	399,152

		2,776,772

Canada - 8.5%
Agrium, Inc. (1)	1,305	150,101
Alimentation Couche-Tard, Inc., Class B (1)	5,822	303,791
Atco Ltd., Class I (1)	1,894	67,804
Bank of Montreal (1)	8,976	718,294
Bank of Nova Scotia (The) (1)	20,419	1,317,732
Brookfield Asset Management, Inc., Class A (1)	9,234	401,977
Canadian Imperial Bank of Commerce (1)	5,176	504,588
Canadian National Railway Co. (1)	10,550	869,934
Canadian Tire Corp. Ltd., Class A (1)	2,858	372,654
CCL Industries, Inc., Class B (1)	2,455	113,434
CGI Group, Inc., Class A (1)*	11,232	610,299
CI Financial Corp. (1)	3,219	76,237
Constellation Software, Inc. (1)	288	174,592
Dollarama, Inc. (1)	1,471	183,787
Great-West Lifeco, Inc. (1)	2,283	63,750
Kinross Gold Corp. (1)*	58,422	251,907
Linamar Corp. (1)	4,068	236,928

INVESTMENTS	SHARES	VALUE ($)
Canada - 8.5% (continued)
Magna International, Inc. (1)	27,706	$1,570,226
Methanex Corp. (1)	1,331	80,644
Open Text Corp. (1)	25,505	907,183
Royal Bank of Canada (1)	22,603	1,845,821
Saputo, Inc. (1)	10,186	366,113
Shopify, Inc., Class A (1)*	3,699	374,049
Teck Resources Ltd., Class B (1)	50,769	1,327,587
Thomson Reuters Corp. (1)	3,340	145,584
Toronto-Dominion Bank (The) (1)	27,150	1,590,769
Tourmaline Oil Corp. (1)*	6,641	120,352
West Fraser Timber Co. Ltd. (1)	16,907	1,043,338

		15,789,475

China - 0.9%
BOC Hong Kong Holdings Ltd.	108,500	548,335
Yangzijiang Shipbuilding Holdings Ltd.	966,800	1,060,118

		1,608,453

Denmark - 1.9%
Danske Bank A/S	10,585	411,989
DSV A/S	8,024	631,375
Genmab A/S *	618	102,347
ISS A/S	2,031	78,630
Novo Nordisk A/S, Class B	19,683	1,057,676
Pandora A/S	6,115	664,692
TDC A/S	8,905	54,701
Vestas Wind Systems A/S	7,856	542,852

		3,544,262

Finland - 1.2%
Neste OYJ	30,933	1,980,055
Nokia OYJ	42,143	196,906
UPM-Kymmene OYJ	2,816	87,422

		2,264,383

France - 8.5%
Airbus SE	1,221	121,351
Atos SE	8,563	1,244,977
AXA SA	19,281	571,359
BNP Paribas SA	19,830	1,475,126
Bouygues SA	2,613	135,583
Cie Generale des Etablissements Michelin	6,126	876,357
CNP Assurances	73,743	1,701,056
Eutelsat Communications SA	40,956	948,236
Gecina SA, REIT	483	89,185
Lagardere SCA	2,591	82,975
L’Oreal SA	3,545	785,504
Peugeot SA	54,305	1,103,002
Sanofi	25,203	2,169,776
Societe BIC SA	1,456	160,009
Societe Generale SA	22,180	1,143,502
Sodexo SA	951	127,490
Thales SA	8,824	949,637
TOTAL SA	32,305	1,783,234
Unibail-Rodamco SE, REIT	333	83,800
Valeo SA	4,895	364,633

		15,916,792

Germany - 9.0%
adidas AG	5,496	1,099,144
Allianz SE (Registered)	7,880	1,803,321

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 9.0% (continued)
Bayer AG (Registered)	10,965	$1,362,546
Bayerische Motoren Werke AG	1,841	190,879
Beiersdorf AG	3,477	407,620
Covestro AG (b)	17,896	1,842,689
Daimler AG (Registered)	4,565	386,019
Deutsche Boerse AG	2,105	243,644
Deutsche Lufthansa AG (Registered)	78,336	2,876,789
Deutsche Post AG (Registered)	7,039	334,589
Fraport AG Frankfurt Airport Services Worldwide	539	59,203
Fresenius SE & Co. KGaA	2,780	216,206
Hannover Rueck SE	3,453	433,227
Henkel AG & Co. KGaA (Preference)	1,973	260,545
HOCHTIEF AG	489	86,361
HUGO BOSS AG	645	54,734
Infineon Technologies AG	51,409	1,400,084
Linde AG *	1,919	449,936
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,607	994,882
SAP SE	6,543	732,001
Schaeffler AG (Preference)	16,607	293,022
Siemens AG (Registered)	7,643	1,058,232
Volkswagen AG (Preference)	334	66,343
Vonovia SE	3,353	166,132

		16,818,148

Hong Kong - 3.3%
CK Asset Holdings Ltd.	46,500	405,348
CLP Holdings Ltd.	119,500	1,222,535
Galaxy Entertainment Group Ltd.	7,000	55,887
Henderson Land Development Co. Ltd.	13,000	85,475
Hong Kong Exchanges & Clearing Ltd.	8,300	253,883
Kerry Properties Ltd.	36,000	161,723
Link REIT	13,000	120,274
NWS Holdings Ltd.	50,000	90,043
PCCW Ltd.	30,000	17,411
SJM Holdings Ltd.	664,000	593,308
Sun Hung Kai Properties Ltd.	30,000	499,472
WH Group Ltd. (b)	1,819,000	2,050,071
Wheelock & Co. Ltd.	28,000	199,591
Yue Yuen Industrial Holdings Ltd.	103,000	404,414

		6,159,435

Italy - 0.8%
Enel SpA	116,795	718,204
GEDI Gruppo Editoriale SpA *	6,015	5,060
Leonardo SpA	69,123	821,404

		1,544,668

Japan - 21.7%
Acom Co. Ltd. *	16,500	69,324
AEON Financial Service Co. Ltd.	800	18,593
Amada Holdings Co. Ltd.	15,400	209,087
Aozora Bank Ltd.	9,800	380,263
Asahi Kasei Corp.	95,000	1,222,593
Astellas Pharma, Inc.	11,100	141,006
Bandai Namco Holdings, Inc.	9,100	297,021
Brother Industries Ltd.	11,500	282,665

INVESTMENTS	SHARES	VALUE ($)
Japan - 21.7% (continued)
Central Japan Railway Co.	2,300	$411,609
Credit Saison Co. Ltd.	2,900	52,662
Dai-ichi Life Holdings, Inc.	6,600	135,644
Daikin Industries Ltd.	700	82,714
Daiwa House Industry Co. Ltd.	4,400	168,729
Disco Corp.	1,300	288,131
Fujitsu Ltd.	207,000	1,467,533
Hitachi Chemical Co. Ltd.	29,700	760,496
Hitachi High-Technologies Corp.	12,500	525,368
Hitachi Ltd.	232,000	1,799,902
Hoya Corp.	2,100	104,587
ITOCHU Corp.	65,300	1,217,291
Japan Real Estate Investment Corp., REIT	15	71,242
Japan Tobacco, Inc.	7,900	254,405
JTEKT Corp.	3,500	59,969
Kansai Electric Power Co., Inc. (The)	80,000	978,403
Kao Corp.	16,900	1,141,926
KDDI Corp.	17,300	429,724
Kirin Holdings Co. Ltd.	22,400	564,512
Konami Holdings Corp.	28,200	1,550,781
Kuraray Co. Ltd.	12,200	229,701
Kyocera Corp.	1,300	84,873
Kyushu Railway Co.	10,100	312,619
Marubeni Corp.	221,400	1,600,653
Mitsubishi Chemical Holdings Corp.	32,800	358,895
Mitsubishi Electric Corp.	67,200	1,113,678
Mitsubishi Estate Co. Ltd.	9,000	156,267
Mitsubishi Gas Chemical Co., Inc.	43,200	1,237,031
Mitsubishi Tanabe Pharma Corp.	17,900	368,921
Mitsubishi UFJ Financial Group, Inc.	123,200	896,645
Mitsui Fudosan Co. Ltd.	7,000	156,558
Mixi, Inc.	6,400	286,643
Mizuho Financial Group, Inc.	828,900	1,498,726
Nexon Co. Ltd. *	36,100	1,046,910
NH Foods Ltd.	24,000	584,622
Nippon Electric Glass Co. Ltd.	16,600	631,818
Nippon Express Co. Ltd.	13,700	909,780
Nippon Telegraph & Telephone Corp.	53,300	2,505,853
NOK Corp.	2,200	51,195
Nomura Real Estate Holdings, Inc.	2,700	60,324
Nomura Real Estate Master Fund, Inc., REIT	65	80,693
NTT DOCOMO, Inc.	10,400	245,898
Omron Corp.	1,100	65,427
Resona Holdings, Inc.	172,800	1,029,676
Rohm Co. Ltd.	3,000	330,485
Sekisui House Ltd.	4,400	79,370
Shin-Etsu Chemical Co. Ltd.	5,300	537,012
Shinsei Bank Ltd.	18,700	322,252
Shionogi & Co. Ltd.	8,000	432,279
Sumitomo Corp.	25,200	427,436
Sumitomo Heavy Industries Ltd.	26,000	1,095,526
Sumitomo Mitsui Financial Group, Inc.	25,200	1,086,234
Suzuki Motor Corp.	27,000	1,562,859
Taisei Corp.	10,400	517,201
Tokyo Electric Power Co. Holdings, Inc. *	102,000	402,561

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 21.7% (continued)
Tokyo Electron Ltd.	11,400	$2,056,441
Tosoh Corp.	4,200	94,753
Toyo Seikan Group Holdings Ltd.	5,000	80,261
West Japan Railway Co.	4,400	320,998
Yahoo Japan Corp.	50,500	231,365
Yokogawa Electric Corp.	27,500	525,048

		40,301,667

Netherlands - 5.0%
ABN AMRO Group NV, CVA (b)	10,203	328,954
Akzo Nobel NV	1,675	146,973
ASML Holding NV	3,440	598,073
ING Groep NV	38,548	707,616
Koninklijke Ahold Delhaize NV	5,861	128,842
Koninklijke Philips NV	6,106	230,555
NN Group NV	31,476	1,361,449
Randstad Holding NV	3,125	191,747
Royal Dutch Shell plc, Class A	77,365	2,582,691
Royal Dutch Shell plc, Class B	35,605	1,198,964
Wolters Kluwer NV	37,405	1,949,909

		9,425,773

Singapore - 0.5%
CapitaLand Commercial Trust, REIT	70,800	101,982
ComfortDelGro Corp. Ltd.	35,500	52,451
DBS Group Holdings Ltd.	6,700	123,925
Genting Singapore plc	568,300	555,024
United Overseas Bank Ltd.	4,900	96,594

		929,976

South Africa - 0.4%
Investec plc	59,417	427,817
Mondi plc	13,262	344,662

		772,479

Spain - 3.0%
Aena SME SA (b)	12,640	2,558,075
Banco Santander SA	205,923	1,350,080
Endesa SA	12,688	271,369
Iberdrola SA	59,296	459,028
Industria de Diseno Textil SA	3,691	128,343
Repsol SA	49,991	882,664

		5,649,559

Sweden - 1.9%
Electrolux AB, Series B	9,193	295,972
Essity AB, Class B *	8,654	245,929
ICA Gruppen AB (a)	2,517	91,440
Investor AB, Class B	2,740	124,965
Nordea Bank AB	83,308	1,008,690
Sandvik AB	31,328	548,387
Securitas AB, Class B	10,323	180,055
Skanska AB, Class B	5,790	119,973
Swedbank AB, Class A	4,320	104,219
Swedish Match AB	1,210	47,664
Telefonaktiebolaget LM Ericsson, Class B	21,784	143,769
Volvo AB, Class B	37,984	707,334

		3,618,397

Switzerland - 7.4%
ABB Ltd. (Registered)	21,087	564,801
Adecco Group AG (Registered) *	6,233	476,326
Baloise Holding AG (Registered)	3,966	616,497

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 7.4% (continued)
Cie Financiere Richemont SA (Registered)	4,992	$452,115
Coca-Cola HBC AG *	14,323	467,761
Lonza Group AG (Registered) *	814	219,541
Nestle SA (Registered)	20,202	1,736,893
Novartis AG (Registered)	28,013	2,357,365
Roche Holding AG	11,242	2,842,601
SGS SA (Registered)	61	159,029
Sika AG	36	285,624
STMicroelectronics NV	47,763	1,041,905
Straumann Holding AG (Registered)	383	270,187
Swiss Life Holding AG (Registered) *	2,494	881,564
Swiss Re AG	5,608	524,464
Zurich Insurance Group AG	3,031	921,556

		13,818,229

United Kingdom - 13.8%
3i Group plc	6,980	85,932
Anglo American plc	55,511	1,154,572
Ashtead Group plc	19,007	509,796
Auto Trader Group plc (b)	14,982	71,212
BAE Systems plc	19,261	148,817
Barclays plc	105,101	287,700
Barratt Developments plc	166,504	1,452,492
Berkeley Group Holdings plc	23,615	1,335,802
BP plc	114,815	805,460
British American Tobacco plc	25,048	1,693,214
British Land Co. plc (The), REIT	9,564	89,073
BT Group plc	340,185	1,246,875
Burberry Group plc	13,799	332,692
Compass Group plc	41,205	888,471
Diageo plc	5,686	208,417
Dixons Carphone plc	95,383	255,883
Fiat Chrysler Automobiles NV *	115,225	2,057,148
Hammerson plc, REIT	10,122	74,679
HSBC Holdings plc	310,411	3,205,946
Imperial Brands plc	10,124	431,836
International Consolidated Airlines Group SA	11,330	98,187
J Sainsbury plc	122,791	399,848
Kingfisher plc	113,661	518,980
Land Securities Group plc, REIT	6,550	88,993
Legal & General Group plc	91,772	337,866
Lloyds Banking Group plc	305,356	280,006
London Stock Exchange Group plc	3,501	179,065
Marks & Spencer Group plc	26,124	110,834
Next plc	14,776	900,586
Persimmon plc	42,836	1,582,546
Prudential plc	24,067	616,363
RELX plc	7,916	185,616
Rio Tinto Ltd.	3,006	176,738
Royal Mail plc	6,552	40,030
Segro plc, REIT	68,409	541,494
Sky plc *	10,586	144,470
Standard Chartered plc *	24,171	253,834
Taylor Wimpey plc	180,016	500,842
Unilever NV, CVA	20,458	1,151,847
Unilever plc	12,180	675,577

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 13.8% (continued)
Wm Morrison Supermarkets plc	230,861	$685,765

		25,805,504

United States - 0.5%
Shire plc	9,516	493,130
Valeant Pharmaceuticals International, Inc. (1)*	22,747	474,122

		967,252

TOTAL COMMON STOCKS (Cost $144,468,000)		180,973,363

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENT COMPANIES - 2.5%
Limited Purpose Cash Investment Fund, 1.17% (c) (Cost $4,678,620)	4,679,088	4,678,620

SECURITIES LENDING COLLATERAL - 0.0% (d)

Investment Companies - 0.0% (d)
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.17% (c)(e)	14,299	14,299
Limited Purpose Cash Investment Fund 1.01% (c)(e)	71,309	71,309

TOTAL SECURITIES LENDING COLLATERAL (Cost $85,608)		85,608

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.4% (Cost $149,232,228)		185,737,591

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% (f)		1,037,395

NET ASSETS - 100.0%		$186,774,986

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$25,177,040	13.5%
Consumer Staples	15,631,748	8.3
Energy	9,483,474	5.1
Financials	38,503,541	20.6
Health Care	14,138,966	7.6
Industrials	27,421,480	14.7
Information Technology	18,668,439	10.0
Materials	19,003,609	10.2
Real Estate	4,171,699	2.2
Telecommunication Services	4,653,464	2.5
Utilities	4,119,903	2.2
Short-Term Investments	4,678,620	2.5
Securities Lending Collateral	85,608	0.0(d)

Total Investments In Securities At Value	185,737,591	99.4
Other Assets in Excess of Liabilities (f)	1,037,395	0.6

Net Assets	$186,774,986	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $81,424.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $6,851,001, which represents approximately 3.67% of net assets of the fund.
(c)	Represents 7-day effective yield as of December 31, 2017.
(d)	Represents less than 0.05% of net assets.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	31	3/2018	USD	$3,170,525	$45,151

					$45,151

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$66,915	$66,915

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.1%

Brazil - 5.8%
Banco Bradesco SA, ADR (1)*	277,339	$2,839,951
Banco do Brasil SA (1)*	33,500	321,356
Banco Santander Brasil SA, ADR (1)(a)	64,792	626,539
Braskem SA (Preference), Class A (1)	269,400	3,481,710
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	93,081	972,696
Cia Paranaense de Energia, ADR (1)(a)	14,856	113,351
Cielo SA (1)	22,500	159,537
Engie Brasil Energia SA (1)	14,800	158,436
Fibria Celulose SA (1)	6,600	95,207
Hypermarcas SA (1)	10,200	110,699
Itau Unibanco Holding SA, ADR (1)	220,423	2,865,499
Itausa - Investimentos Itau SA (Preference) (1)	461,000	1,503,729
M Dias Branco SA (1)*	68,800	1,080,607
Petroleo Brasileiro SA (Preference) (1)*	162,600	789,201
Porto Seguro SA (1)*	12,100	132,523
Qualicorp SA (1)	172,700	1,613,970
Sul America SA (1)	251,085	1,412,452
TIM Participacoes SA, ADR (1)*	157,197	3,035,475

		21,312,938

Chile - 2.1%
Banco de Chile, ADR (1)	2,981	287,756
Banco de Credito e Inversiones (1)	2,374	165,030
Banco Santander Chile, ADR (1)	25,095	784,721
Cencosud SA (1)	626,246	1,848,921
Cia Cervecerias Unidas SA, ADR (1)	14,791	437,518
Empresas COPEC SA (1)	11,712	184,903
Enel Americas SA, ADR (1)	104,109	1,162,898
Enel Chile SA, ADR (1)	63,437	360,322
Itau CorpBanca (1)	15,061,686	136,960
Latam Airlines Group SA, ADR (1)	60,942	847,094
SACI Falabella (1)	12,195	121,560
Sociedad Quimica y Minera de Chile SA, ADR (1)	22,492	1,335,349

		7,673,032

China - 26.6%
58.com, Inc., ADR (1)*	5,066	362,574
AAC Technologies Holdings, Inc.	17,000	300,874
Agricultural Bank of China Ltd., Class H	3,398,000	1,579,186
Air China Ltd., Class H	1,302,000	1,576,750
Alibaba Group Holding Ltd., ADR (1)*	75,100	12,949,493
Anhui Conch Cement Co. Ltd., Class H	229,000	1,074,865
ANTA Sports Products Ltd.	96,000	435,412
Baidu, Inc., ADR (1)*	18,474	4,326,796
Bank of China Ltd., Class H	4,098,000	2,006,939
China Cinda Asset Management Co. Ltd., Class H	473,000	172,709

INVESTMENTS	SHARES	VALUE ($)
China - 26.6% (continued)
China Communications Services Corp. Ltd., Class H	1,434,000	$959,080
China Construction Bank Corp., Class H	6,795,000	6,255,155
China Everbright Bank Co. Ltd., Class H	533,000	248,446
China Evergrande Group *(a)	786,000	2,698,708
China Huarong Asset Management Co. Ltd., Class H(b)	1,050,000	494,914
China Merchants Bank Co. Ltd., Class H	621,000	2,458,578
China Minsheng Banking Corp. Ltd., Class H	267,500	267,333
China Mobile Ltd.	377,975	3,822,100
China Overseas Land & Investment Ltd.	400,000	1,283,953
China Resources Land Ltd.	302,000	885,960
China Shenhua Energy Co. Ltd., Class H	337,000	870,620
China Southern Airlines Co. Ltd., Class H	1,254,000	1,292,590
China Vanke Co. Ltd., Class H	373,700	1,487,134
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,443,000	1,016,318
CNOOC Ltd., ADR (1)	9,769	1,402,438
Country Garden Holdings Co. Ltd.	1,935,000	3,676,104
CSPC Pharmaceutical Group Ltd.	370,000	745,410
Ctrip.com International Ltd., ADR (1)*	22,693	1,000,761
Far East Horizon Ltd.	240,000	204,457
Geely Automobile Holdings Ltd.	2,293,000	7,898,013
Great Wall Motor Co. Ltd., Class H	1,681,500	1,919,293
Industrial & Commercial Bank of China Ltd., Class H	5,453,000	4,371,314
JD.com, Inc., ADR (1)*	46,823	1,939,409
NetEase, Inc., ADR (1)	5,427	1,872,695
New Oriental Education & Technology Group, Inc., ADR (1)	8,807	827,858
PICC Property & Casualty Co. Ltd., Class H	162,000	310,356
Ping An Insurance Group Co. of China Ltd., Class H	90,500	938,672
Sihuan Pharmaceutical Holdings Group Ltd.	352,000	126,342
SINA Corp. (1)*	4,017	402,945
Sinopec Engineering Group Co. Ltd., Class H	304,000	288,013
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,906,000	1,651,996
TAL Education Group, ADR (1)	17,856	530,502
Tencent Holdings Ltd.	276,100	14,290,371
Tingyi Cayman Islands Holding Corp.	284,000	552,182
TravelSky Technology Ltd., Class H	634,000	1,895,195
Vipshop Holdings Ltd., ADR (1)*	27,558	322,980
Weibo Corp., ADR (1)*	2,989	309,242
Weichai Power Co. Ltd., Class H	1,651,000	1,803,654

		98,106,689

Hong Kong - 1.6%
Haier Electronics Group Co. Ltd. *	308,000	839,539

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 1.6% (continued)
Nine Dragons Paper Holdings Ltd.	2,095,000	$3,347,523
Sino Biopharmaceutical Ltd.	477,000	843,293
Sun Art Retail Group Ltd.	727,500	767,380

		5,797,735

Hungary - 0.4%
MOL Hungarian Oil & Gas plc	59,392	688,611
Richter Gedeon Nyrt	33,207	868,483

		1,557,094

India - 7.4%
Axis Bank Ltd., GDR (c)	11,892	517,296
Dr Reddy’s Laboratories Ltd., ADR (1)(a)	32,238	1,210,859
ICICI Bank Ltd., ADR (1)	453,120	4,408,858
Infosys Ltd., ADR (1)	541,409	8,781,654
Larsen & Toubro Ltd., GDR (c)	11,579	222,965
Reliance Industries Ltd., GDR (b)	95,664	2,715,829
State Bank of India, GDR (c)	20,315	987,015
Tata Motors Ltd., ADR (1)*	159,013	5,258,560
Vedanta Ltd., ADR (1)	29,496	614,402
Wipro Ltd., ADR (1)(a)	484,028	2,647,633

		27,365,071

Indonesia - 2.5%
Adaro Energy Tbk. PT	7,216,500	986,596
Bank Central Asia Tbk. PT	381,700	615,852
Bank Mandiri Persero Tbk. PT	680,700	400,835
Bank Negara Indonesia Persero Tbk. PT	190,100	138,684
Bank Rakyat Indonesia Persero Tbk. PT	6,853,500	1,839,223
Gudang Garam Tbk. PT	49,400	305,115
Indofood CBP Sukses Makmur Tbk. PT	220,500	144,633
Indofood Sukses Makmur Tbk. PT	734,800	412,800
Telekomunikasi Indonesia Persero Tbk. PT	9,777,800	3,200,210
United Tractors Tbk. PT	478,300	1,247,026

		9,290,974

Malaysia - 3.2%
AirAsia Bhd.	2,491,208	2,062,228
CIMB Group Holdings Bhd.	76,600	123,714
Genting Bhd.	587,300	1,334,030
Genting Malaysia Bhd.	443,900	616,935
Hong Leong Bank Bhd.	88,800	372,939
Malayan Banking Bhd.	1,227,700	2,971,131
Malaysia Airports Holdings Bhd.	154,400	335,475
MISC Bhd.	63,900	116,884
Petronas Chemicals Group Bhd.	87,400	166,130
Public Bank Bhd.	528,100	2,710,355
Tenaga Nasional Bhd.	310,400	1,169,425

		11,979,246

Mexico - 2.8%
America Movil SAB de CV, Class L, ADR (1)	223,022	3,824,826
Arca Continental SAB de CV (1)	96,200	665,046
Cemex SAB de CV, ADR (1)*	17,739	133,043
Coca-Cola Femsa SAB de CV, ADR (1)	6,260	435,821

INVESTMENTS	SHARES	VALUE ($)
Mexico - 2.8% (continued)
Fomento Economico Mexicano SAB de CV, ADR (1)	5,092	$478,139
Gentera SAB de CV (1)	171,800	143,207
Gruma SAB de CV, Class B (1)	8,145	103,270
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	162,400	1,669,138
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	2,565	468,138
Grupo Financiero Banorte SAB de CV, Class O (1)	206,800	1,134,100
Wal-Mart de Mexico SAB de CV (1)	535,400	1,312,190

		10,366,918

Peru - 0.3%
Credicorp Ltd. (1)	4,593	952,726

Philippines - 0.9%
Ayala Corp.	14,440	293,538
Bank of the Philippine Islands	65,450	141,677
BDO Unibank, Inc.	244,390	801,898
Globe Telecom, Inc.	7,875	299,691
International Container Terminal Services, Inc.	119,120	251,629
JG Summit Holdings, Inc.	141,560	204,421
Jollibee Foods Corp.	29,250	148,197
Security Bank Corp.	83,930	422,169
SM Investments Corp.	39,465	781,932

		3,345,152

Poland - 1.6%
Bank Zachodni WBK SA	2,023	229,901
Grupa Lotos SA	23,342	386,197
Jastrzebska Spolka Weglowa SA *	21,787	600,843
LPP SA	57	145,657
Polski Koncern Naftowy ORLEN SA	127,042	3,861,413
Polskie Gornictwo Naftowe i Gazownictwo SA	319,417	576,874
Tauron Polska Energia SA *	287,246	251,355

		6,052,240

Russia - 2.9%
Gazprom PJSC, ADR (1)	400,359	1,765,583
LUKOIL PJSC, ADR	28,399	1,618,059
Mobile TeleSystems PJSC, ADR (1)	264,654	2,696,824
Novatek PJSC, GDR (c)	5,992	719,621
Novolipetsk Steel PJSC, GDR (c)	18,513	469,720
Rosneft Oil Co. PJSC, GDR (c)	78,075	388,490
Severstal PJSC, GDR (c)	95,902	1,467,576
Surgutneftegas OJSC, ADR (1)	101,167	476,507
Tatneft PJSC, ADR	19,942	982,080

		10,584,460

South Africa - 7.4%
Barclays Africa Group Ltd.	56,286	824,558
Bid Corp. Ltd.	29,950	727,934
Bidvest Group Ltd. (The)	201,357	3,533,749
Capitec Bank Holdings Ltd.	13,233	1,172,891
Coronation Fund Managers Ltd.	23,994	142,849
Exxaro Resources Ltd.	191,260	2,507,816
FirstRand Ltd.	57,708	312,408
Foschini Group Ltd. (The)	28,979	460,768
Gold Fields Ltd., ADR (1)	310,997	1,337,287

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 7.4% (continued)
Imperial Holdings Ltd.	142,791	$3,017,378
Investec Ltd.	101,066	734,110
Massmart Holdings Ltd.	30,770	346,371
Mondi Ltd.	23,450	604,182
MTN Group Ltd.	59,540	657,344
Naspers Ltd., Class N	15,593	4,320,094
Pick n Pay Stores Ltd.	37,907	212,620
Redefine Properties Ltd., REIT	425,319	367,857
Remgro Ltd.	32,110	611,844
Resilient REIT Ltd.	74,141	905,506
RMB Holdings Ltd.	22,581	144,128
Sanlam Ltd.	41,311	289,527
Sappi Ltd.	60,238	435,446
Standard Bank Group Ltd.	133,057	2,095,038
Telkom SA SOC Ltd.	30,952	120,645
Tiger Brands Ltd.	9,061	336,403
Truworths International Ltd.	120,076	915,408

		27,134,161

South Korea - 16.0%
AMOREPACIFIC Group *	2,555	336,380
Celltrion, Inc. *	1,762	363,454
Coway Co. Ltd.	3,023	275,484
DB Insurance Co. Ltd. *	9,971	662,741
DGB Financial Group, Inc. *	13,816	135,952
E-MART, Inc. *	2,801	708,354
Hana Financial Group, Inc.	5,895	274,008
Hankook Tire Co. Ltd. *	2,205	112,339
Hanwha Chemical Corp.	12,119	357,529
Hanwha Corp. *	39,954	1,545,000
Hanwha Life Insurance Co. Ltd. *	44,250	285,221
Hyundai Marine & Fire Insurance Co. Ltd. *	59,700	2,618,291
Hyundai Mobis Co. Ltd. *	3,173	779,648
Hyundai Robotics Co. Ltd. *	451	160,704
KB Financial Group, Inc.	20,061	1,187,273
KT&G Corp.	7,842	844,948
LG Display Co. Ltd.	52,901	1,472,467
LG Electronics, Inc.	37,318	3,689,786
LG Innotek Co. Ltd. *	5,969	800,515
Lotte Chemical Corp. *	10,539	3,618,787
POSCO	2,272	706,708
S-1 Corp.	2,690	268,992
Samsung Electronics Co. Ltd.	9,253	21,984,308
Shinhan Financial Group Co. Ltd.	4,160	192,014
SK Hynix, Inc.	114,818	8,155,103
SK Innovation Co. Ltd.	18,795	3,585,538
SK Telecom Co. Ltd.	8,282	2,064,859
Woori Bank	126,902	1,865,508

		59,051,911

Taiwan - 11.3%
Advanced Semiconductor Engineering, Inc.	152,000	194,565
AU Optronics Corp.	4,870,000	2,023,946
Catcher Technology Co. Ltd.	78,000	854,701
Cathay Financial Holding Co. Ltd.	353,000	632,416
China Airlines Ltd. *	355,000	138,548
China Life Insurance Co. Ltd.	2,385,129	2,392,768
CTBC Financial Holding Co. Ltd.	1,356,480	932,455

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 11.3% (continued)
E.Sun Financial Holding Co. Ltd.	560,027	$355,111
Eva Airways Corp.	237,466	126,201
Far EasTone Telecommunications Co. Ltd.	122,000	301,195
First Financial Holding Co. Ltd.	1,480,340	971,099
Formosa Chemicals & Fibre Corp.	62,000	213,900
Formosa Petrochemical Corp.	53,000	205,001
Foxconn Technology Co. Ltd.	174,582	497,596
Fubon Financial Holding Co. Ltd.	518,000	880,582
Hon Hai Precision Industry Co. Ltd.	1,982,545	6,303,678
Hua Nan Financial Holdings Co. Ltd.	317,000	178,222
Innolux Corp.	4,601,000	1,909,917
Inventec Corp.	211,000	167,922
Largan Precision Co. Ltd.	5,000	671,157
Lite-On Technology Corp.	359,533	489,045
Mega Financial Holding Co. Ltd.	954,000	769,261
Nien Made Enterprise Co. Ltd.	38,000	404,824
Pegatron Corp.	174,000	419,237
Phison Electronics Corp.	77,000	752,322
Pou Chen Corp.	814,000	1,052,083
Powertech Technology, Inc.	573,000	1,687,514
Realtek Semiconductor Corp. *	285,000	1,038,878
Shin Kong Financial Holding Co. Ltd.	380,000	133,687
Taishin Financial Holding Co. Ltd.	1,013,568	470,877
Taiwan Cooperative Financial Holding Co. Ltd.	471,520	262,770
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	307,706	12,200,542
Uni-President Enterprises Corp.	379,000	839,346
United Microelectronics Corp.	1,081,000	513,308
Wistron Corp.	577,435	462,758
WPG Holdings Ltd.	109,000	143,931

		41,591,363

Thailand - 3.3%
Advanced Info Service PCL, NVDR	30,000	175,714
Bangkok Bank PCL, NVDR	38,200	236,536
Bumrungrad Hospital PCL, NVDR	18,200	105,521
Charoen Pokphand Foods PCL, NVDR	180,300	132,618
Glow Energy PCL, NVDR	44,200	110,197
Home Product Center PCL, NVDR	582,300	228,588
Indorama Ventures PCL, NVDR	320,800	523,347
Krung Thai Bank PCL, NVDR	3,762,800	2,211,867
PTT Exploration & Production PCL, NVDR	91,900	281,638
PTT Global Chemical PCL, NVDR	1,209,200	3,151,607
PTT PCL, NVDR	83,500	1,125,265
Robinson PCL, NVDR	69,100	154,695
Siam Cement PCL (The), NVDR	51,600	765,169
Thai Oil PCL, NVDR	716,500	2,273,645
Thai Union Group PCL, NVDR	857,596	523,632

		12,000,039

Turkey - 0.7%
Akbank Turk A/S	53,757	139,510
Arcelik A/S	20,931	118,679
BIM Birlesik Magazalar A/S	8,742	179,777
KOC Holding A/S	144,525	704,155
TAV Havalimanlari Holding A/S	84,616	500,825

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Turkey - 0.7% (continued)
Turkiye Is Bankasi, Class C	184,675	$339,098
Turkiye Sise ve Cam Fabrikalari A/S	625,265	774,769

		2,756,813

United States - 0.3%
Yum China Holdings, Inc. (1)	27,400	1,096,548

TOTAL COMMON STOCKS (Cost $248,586,424)		358,015,110

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENT COMPANIES - 2.6%
Limited Purpose Cash Investment Fund, 1.17% (d) (Cost $9,409,115)	9,410,056	9,409,115

SECURITIES LENDING COLLATERAL - 1.8%

Investment Companies - 1.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (d)(e)	1,135,445	1,135,445
Limited Purpose Cash Investment Fund 1.01% (d)(e)	5,662,603	5,662,603

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,798,048)		6,798,048

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.5% (Cost $264,793,587)		374,222,273

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)% (f)		(5,452,793)

NET ASSETS - 100.0%		$368,769,480

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$39,965,025	10.8%
Consumer Staples	13,732,006	3.7
Energy	29,638,953	8.0
Financials	75,060,633	20.4
Health Care	5,988,031	1.6
Industrials	19,513,148	5.3
Information Technology	111,203,124	30.2
Materials	26,152,324	7.1
Real Estate	11,305,223	3.1
Telecommunication Services	21,157,963	5.7
Utilities	4,298,680	1.2
Short-Term Investments	9,409,115	2.6
Securities Lending Collateral	6,798,048	1.8

Total Investments In Securities At Value	374,222,273	101.5
Liabilities in Excess of Other Assets (f)	(5,452,793)	(1.5)

Net Assets	$368,769,480	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $6,451,829.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $3,210,743, which represents approximately 0.87% of net assets of the fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2017, the value of these securities amounted to $4,772,683 or 1.29% of net assets.
(d)	Represents 7-day effective yield as of December 31, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	December 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	98	3/2018	USD	$5,702,130	$227,525

					$227,525

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$10,941	$10,941

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 98.5%
Aerospace & Defense - 3.8%
Boeing Co. (The)	49,649	$14,641,987
BWX Technologies, Inc.	15,551	940,680
General Dynamics Corp.	21,545	4,383,330
Huntington Ingalls Industries, Inc.	8,196	1,931,797
L3 Technologies, Inc.	2,267	448,526
Lockheed Martin Corp.	17,392	5,583,702
Northrop Grumman Corp.	16,635	5,105,448
Raytheon Co.	24,243	4,554,047
Spirit AeroSystems Holdings, Inc., Class A	6,113	533,359
TransDigm Group, Inc.	2,445	671,446

		38,794,322

Air Freight & Logistics - 0.4%
FedEx Corp.	10,165	2,536,574
XPO Logistics, Inc. *	14,079	1,289,496

		3,826,070

Airlines - 0.6%
Alaska Air Group, Inc.	7,124	523,685
American Airlines Group, Inc.	15,581	810,679
Copa Holdings SA, Class A (Panama)	7,145	957,859
Delta Air Lines, Inc.	15,545	870,520
Southwest Airlines Co.	42,238	2,764,477

		5,927,220

Auto Components - 0.4%
Adient plc	3,796	298,745
Aptiv plc	14,797	1,255,230
Delphi Technologies plc *	4,932	258,782
Gentex Corp.	26,000	544,700
Goodyear Tire & Rubber Co. (The)	17,048	550,821
Lear Corp.	5,514	974,103

		3,882,381

Automobiles - 0.6%
General Motors Co.	7,256	297,423
Tesla, Inc. *(a)	14,816	4,612,962
Thor Industries, Inc.	11,293	1,702,081

		6,612,466

Banks - 7.7%
Bank of America Corp.	669,184	19,754,312
Bank of Hawaii Corp.	9,684	829,919
Citigroup, Inc.	138,203	10,283,685
Citizens Financial Group, Inc.	44,932	1,886,245
Comerica, Inc.	30,516	2,649,094
Commerce Bancshares, Inc.	21,496	1,200,337
Cullen/Frost Bankers, Inc.	4,115	389,485
East West Bancorp, Inc.	21,349	1,298,660
Fifth Third Bancorp	23,333	707,923
First Republic Bank	3,569	309,218
Huntington Bancshares, Inc.	87,746	1,277,582
JPMorgan Chase & Co.	230,435	24,642,719
PNC Financial Services Group, Inc. (The)	14,925	2,153,528
Popular, Inc.	16,138	572,738
Regions Financial Corp.	78,445	1,355,530
SunTrust Banks, Inc.	5,155	332,961

INVESTMENTS	SHARES	VALUE ($)
Banks - 7.7% (continued)
SVB Financial Group *	13,386	$3,129,245
TCF Financial Corp.	41,906	859,073
US Bancorp	29,479	1,579,485
Western Alliance Bancorp *	36,894	2,088,938
Zions Bancorp	42,452	2,157,835

		79,458,512

Beverages - 0.4%
Constellation Brands, Inc., Class A	15,659	3,579,177
Monster Beverage Corp. *	5,827	368,791

		3,947,968

Biotechnology - 2.1%
AbbVie, Inc.	53,246	5,149,421
ACADIA Pharmaceuticals, Inc. *	29,525	888,998
Alkermes plc *	9,735	532,796
Alnylam Pharmaceuticals, Inc. *	5,416	688,103
Celgene Corp. *	38,370	4,004,293
Exelixis, Inc. *	66,225	2,013,240
Incyte Corp. *	20,767	1,966,843
Ionis Pharmaceuticals, Inc. *	14,450	726,835
Juno Therapeutics, Inc. *	6,179	282,442
Regeneron Pharmaceuticals, Inc. *	2,591	974,112
Seattle Genetics, Inc. *	14,709	786,931
TESARO, Inc. *(a)	8,210	680,363
Vertex Pharmaceuticals, Inc. *	22,081	3,309,059

		22,003,436

Building Products - 0.9%
Allegion plc	8,013	637,514
AO Smith Corp.	39,408	2,414,922
Fortune Brands Home & Security, Inc.	22,921	1,568,713
Lennox International, Inc.	5,769	1,201,452
Masco Corp.	29,168	1,281,642
Owens Corning	12,800	1,176,832
USG Corp. *	14,608	563,285

		8,844,360

Capital Markets - 4.0%
Ameriprise Financial, Inc.	3,708	628,395
Cboe Global Markets, Inc.	11,167	1,391,297
Charles Schwab Corp. (The)	65,924	3,386,516
CME Group, Inc.	27,791	4,058,876
E*TRADE Financial Corp. *	50,633	2,509,878
FactSet Research Systems, Inc.	2,228	429,469
Goldman Sachs Group, Inc. (The)	10,662	2,716,251
Interactive Brokers Group, Inc., Class A	41,795	2,474,682
Intercontinental Exchange, Inc.	31,797	2,243,596
LPL Financial Holdings, Inc.	14,621	835,444
MarketAxess Holdings, Inc.	6,866	1,385,215
Moody’s Corp.	3,851	568,446
Morgan Stanley	164,372	8,624,599
Morningstar, Inc.	7,785	754,911
MSCI, Inc.	14,254	1,803,701
Nasdaq, Inc.	16,104	1,237,270
Raymond James Financial, Inc.	15,267	1,363,343
S&P Global, Inc.	16,289	2,759,357
State Street Corp.	22,566	2,202,667

		41,373,913

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 1.8%
Albemarle Corp.	18,805	$2,404,972
Celanese Corp., Series A	8,943	957,617
Chemours Co. (The)	39,056	1,955,143
DowDuPont, Inc.	142,742	10,166,085
FMC Corp.	13,953	1,320,791
International Flavors & Fragrances, Inc.	2,263	345,356
NewMarket Corp.	1,600	635,824
Sherwin-Williams Co. (The)	2,198	901,268
Westlake Chemical Corp.	3,177	338,446

		19,025,502

Commercial Services & Supplies - 1.0%
Cintas Corp.	23,846	3,715,922
Copart, Inc. *	34,368	1,484,354
Republic Services, Inc.	28,689	1,939,663
Rollins, Inc.	21,305	991,322
Waste Management, Inc.	28,401	2,451,006

		10,582,267

Communications Equipment - 0.9%
Arista Networks, Inc. *	17,299	4,075,298
Cisco Systems, Inc.	28,910	1,107,253
CommScope Holding Co., Inc. *	23,044	871,754
F5 Networks, Inc. *	3,403	446,542
Harris Corp.	10,267	1,454,321
Motorola Solutions, Inc.	11,008	994,463

		8,949,631

Construction & Engineering - 0.1%
Quanta Services, Inc. *	15,443	603,976

Construction Materials - 0.2%
Eagle Materials, Inc.	4,574	518,234
Martin Marietta Materials, Inc.	5,816	1,285,569
Vulcan Materials Co.	5,560	713,737

		2,517,540

Consumer Finance - 0.8%
American Express Co.	51,597	5,124,098
Credit Acceptance Corp. *	3,197	1,034,165
Discover Financial Services	6,263	481,750
Navient Corp.	42,930	571,828
SLM Corp. *	95,312	1,077,026

		8,288,867

Containers & Packaging - 0.4%
Avery Dennison Corp.	8,294	952,649
Ball Corp.	7,790	294,851
Berry Global Group, Inc. *	15,470	907,625
International Paper Co.	8,537	494,634
Packaging Corp. of America	5,028	606,125
Sealed Air Corp.	10,067	496,303
WestRock Co.	6,631	419,146

		4,171,333

Distributors - 0.1%
Genuine Parts Co.	5,747	546,023
LKQ Corp. *	20,635	839,225

		1,385,248

INVESTMENTS	SHARES	VALUE ($)
Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	737	$411,504
Service Corp. International	15,037	561,181
ServiceMaster Global Holdings, Inc. *	20,653	1,058,879

		2,031,564

Diversified Financial Services - 0.0% (b)
Leucadia National Corp.	17,814	471,893

Diversified Telecommunication Services - 0.0% (b)
Zayo Group Holdings, Inc. *	13,596	500,333

Electric Utilities - 1.2%
Alliant Energy Corp.	13,822	588,955
American Electric Power Co., Inc.	9,886	727,313
Avangrid, Inc.	5,723	289,469
Entergy Corp.	3,502	285,028
Eversource Energy	15,354	970,066
Exelon Corp.	12,959	510,714
NextEra Energy, Inc.	36,617	5,719,209
Pinnacle West Capital Corp.	8,380	713,808
PPL Corp.	32,690	1,011,756
Xcel Energy, Inc.	37,406	1,799,603

		12,615,921

Electrical Equipment - 0.1%
Eaton Corp. plc	14,416	1,139,008

Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	21,046	1,847,839
Arrow Electronics, Inc. *	8,600	691,526
CDW Corp.	25,023	1,738,848
Cognex Corp.	38,806	2,373,375
Coherent, Inc. *	5,379	1,518,061
Corning, Inc.	86,142	2,755,683
Dolby Laboratories, Inc., Class A	9,601	595,262
IPG Photonics Corp. *	8,029	1,719,250
Trimble, Inc. *	21,559	876,158
Universal Display Corp.	8,936	1,542,800
Zebra Technologies Corp., Class A *	2,786	289,187

		15,947,989

Energy Equipment & Services - 0.2%
RPC, Inc. (a)	88,947	2,270,817

Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	3,486	455,237
American Campus Communities, Inc.	13,022	534,293
American Homes 4 Rent, Class A	20,868	455,757
American Tower Corp.	25,959	3,703,571
Apartment Investment & Management Co., Class A	21,062	920,620
Camden Property Trust	4,628	426,054
CoreSite Realty Corp.	4,740	539,886
Crown Castle International Corp.	6,051	671,721
CyrusOne, Inc.	18,322	1,090,709
Digital Realty Trust, Inc.	22,796	2,596,464
Duke Realty Corp.	19,237	523,439
EPR Properties	6,107	399,764
Equinix, Inc.	4,444	2,014,110
Equity LifeStyle Properties, Inc.	25,892	2,304,906
Essex Property Trust, Inc.	3,312	799,417

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)

Equity Real Estate Investment Trusts (REITs) - 2.3% (continued)
Healthcare Trust of America, Inc., Class A	23,441	$704,168
Iron Mountain, Inc.	8,502	320,780
Lamar Advertising Co., Class A	12,300	913,152
National Retail Properties, Inc.	8,095	349,137
Omega Healthcare Investors, Inc. (a)	11,537	317,729
Prologis, Inc.	18,077	1,166,147
SBA Communications Corp. *	9,947	1,624,942
Senior Housing Properties Trust	21,759	416,685
STORE Capital Corp.	16,605	432,394

		23,681,082

Food & Staples Retailing - 0.3%
Sysco Corp.	11,004	668,273
Wal-Mart Stores, Inc.	29,558	2,918,852

		3,587,125

Food Products - 0.5%
Blue Buffalo Pet Products, Inc. *(a)	19,021	623,699
Conagra Brands, Inc.	11,943	449,893
Ingredion, Inc.	6,219	869,416
Lamb Weston Holdings, Inc.	9,490	535,710
Pilgrim’s Pride Corp. *	18,200	565,292
Pinnacle Foods, Inc.	20,716	1,231,981
Tyson Foods, Inc., Class A	5,385	436,562

		4,712,553

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	63,809	3,641,580
ABIOMED, Inc. *	4,913	920,745
Align Technology, Inc. *	14,738	3,274,636
Baxter International, Inc.	46,581	3,010,996
Becton Dickinson and Co.	5,178	1,108,403
Boston Scientific Corp. *	94,067	2,331,921
Cooper Cos., Inc. (The)	5,829	1,270,022
Danaher Corp.	5,979	554,971
DexCom, Inc. *	7,908	453,840
Edwards Lifesciences Corp. *	4,398	495,699
Hologic, Inc. *	16,786	717,601
IDEXX Laboratories, Inc. *	14,528	2,271,889
Intuitive Surgical, Inc. *	11,706	4,271,988
ResMed, Inc.	10,915	924,391
Stryker Corp.	18,641	2,886,372
Teleflex, Inc.	6,118	1,522,281

		29,657,335

Health Care Providers & Services - 4.2%
Aetna, Inc.	20,689	3,732,089
Anthem, Inc.	26,415	5,943,639
Centene Corp. *	12,095	1,220,144
Cigna Corp.	23,945	4,862,990
Henry Schein, Inc. *	10,398	726,612
Humana, Inc.	14,620	3,626,783
Laboratory Corp. of America Holdings *	3,555	567,058
Quest Diagnostics, Inc.	10,318	1,016,220
UnitedHealth Group, Inc.	87,901	19,378,654
Universal Health Services, Inc., Class B	3,522	399,219
WellCare Health Plans, Inc. *	6,090	1,224,760

		42,698,168

INVESTMENTS	SHARES	VALUE ($)
Health Care Technology - 0.2%
athenahealth, Inc. *	3,316	$441,161
Veeva Systems, Inc., Class A *	30,116	1,664,812

		2,105,973

Hotels, Restaurants & Leisure - 3.5%
Aramark	23,714	1,013,536
Carnival Corp.	41,017	2,722,298
Darden Restaurants, Inc.	17,509	1,681,214
Domino’s Pizza, Inc.	10,464	1,977,277
Hilton Worldwide Holdings, Inc.	13,015	1,039,378
International Game Technology plc	26,574	704,477
Las Vegas Sands Corp.	36,057	2,505,601
Marriott International, Inc., Class A	35,127	4,767,788
McDonald’s Corp.	55,975	9,634,417
MGM Resorts International	44,480	1,485,187
Royal Caribbean Cruises Ltd.	19,999	2,385,481
Six Flags Entertainment Corp.	22,487	1,496,960
Vail Resorts, Inc.	3,751	796,975
Wyndham Worldwide Corp.	4,684	542,735
Wynn Resorts Ltd.	10,846	1,828,527
Yum Brands, Inc.	13,024	1,062,889

		35,644,740

Household Durables - 0.7%
DR Horton, Inc.	21,408	1,093,307
Garmin Ltd.	22,664	1,350,094
Leggett & Platt, Inc.	10,455	499,017
Mohawk Industries, Inc. *	5,932	1,636,639
NVR, Inc.*	658	2,308,409

		6,887,466

Household Products - 0.2%
Church & Dwight Co., Inc.	7,319	367,194
Energizer Holdings, Inc.	13,144	630,649
Spectrum Brands Holdings, Inc.	5,012	563,349

		1,561,192

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	34,603	985,493

Industrial Conglomerates - 1.0%
3M Co.	12,782	3,008,499
Honeywell International, Inc.	36,888	5,657,144
Roper Technologies, Inc.	5,297	1,371,923

		10,037,566

Insurance - 3.1%
Allstate Corp. (The)	17,495	1,831,902
American Financial Group, Inc.	11,412	1,238,659
Aon plc	13,680	1,833,120
Arch Capital Group Ltd. *	13,686	1,242,278
Aspen Insurance Holdings Ltd.	8,457	343,354
Assurant, Inc.	6,148	619,964
Assured Guaranty Ltd.	24,340	824,396
Axis Capital Holdings Ltd.	7,392	371,522
Chubb Ltd.	6,902	1,008,589
Cincinnati Financial Corp.	20,722	1,553,528
Erie Indemnity Co., Class A	6,993	852,027
Everest Re Group Ltd.	3,469	767,551
FNF Group	22,711	891,180
Hanover Insurance Group, Inc. (The)	11,713	1,265,941

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 3.1% (continued)
Hartford Financial Services Group, Inc. (The)	8,980	$505,394
Lincoln National Corp.	28,829	2,216,085
Markel Corp. *	611	696,009
Marsh & McLennan Cos., Inc.	19,320	1,572,455
Principal Financial Group, Inc.	23,392	1,650,540
ProAssurance Corp.	20,042	1,145,400
Progressive Corp. (The)	37,610	2,118,195
Prudential Financial, Inc.	29,233	3,361,210
RenaissanceRe Holdings Ltd.	5,901	741,107
Torchmark Corp.	11,199	1,015,861
Unum Group	12,016	659,558
Validus Holdings Ltd.	11,878	557,316
WR Berkley Corp.	10,543	755,406

		31,638,547

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. *	10,657	12,463,042
Expedia, Inc.	5,569	666,999
Netflix, Inc. *	38,678	7,424,629
Priceline Group, Inc. (The) *	2,334	4,055,885
Wayfair, Inc., Class A *	15,008	1,204,692

		25,815,247

Internet Software & Services - 5.8%
Alphabet, Inc., Class A *	16,441	17,318,949
CoStar Group, Inc. *	3,684	1,093,964
eBay, Inc. *	14,380	542,701
Facebook, Inc., Class A *	204,412	36,070,542
GoDaddy, Inc., Class A *	15,274	767,977
IAC/InterActiveCorp *	9,212	1,126,443
LogMeIn, Inc.	4,906	561,737
VeriSign, Inc. *(a)	13,036	1,491,840
Zillow Group, Inc., Class C *(a)	25,352	1,037,404

		60,011,557

IT Services - 5.8%
Amdocs Ltd.	12,968	849,145
Automatic Data Processing, Inc.	14,636	1,715,193
Black Knight, Inc. *	6,963	307,416
Booz Allen Hamilton Holding Corp.	14,749	562,379
Broadridge Financial Solutions, Inc.	11,087	1,004,260
Cognizant Technology Solutions Corp., Class A	20,873	1,482,401
CoreLogic, Inc. *	18,100	836,401
DXC Technology Co.	54,379	5,160,567
Fidelity National Information Services, Inc.	5,663	532,832
Fiserv, Inc. *	13,153	1,724,753
Gartner, Inc. *	6,200	763,530
Genpact Ltd.	37,076	1,176,792
Global Payments, Inc.	25,397	2,545,795
Jack Henry & Associates, Inc.	17,949	2,099,315
Mastercard, Inc., Class A	66,605	10,081,333
Paychex, Inc.	9,440	642,675
PayPal Holdings, Inc. *	97,563	7,182,588
Sabre Corp.	27,749	568,855
Square, Inc., Class A *	64,696	2,243,010
Total System Services, Inc.	17,389	1,375,296
Vantiv, Inc., Class A *	19,761	1,453,422
Visa, Inc., Class A	136,305	15,541,496

INVESTMENTS	SHARES	VALUE ($)
IT Services - 5.8% (continued)
Western Union Co. (The)	15,876	$301,803

		60,151,257

Leisure Products - 0.1%
Hasbro, Inc.	16,179	1,470,509

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	21,784	1,458,875
Bio-Rad Laboratories, Inc., Class A *	5,986	1,428,679
Bruker Corp.	24,778	850,381
Charles River Laboratories International, Inc. *	6,903	755,533
Illumina, Inc. *	6,704	1,464,757
IQVIA Holdings, Inc. *	13,079	1,280,434
Mettler-Toledo International, Inc. *	3,552	2,200,535
PerkinElmer, Inc.	9,553	698,515
QIAGEN NV *	20,348	629,364
Thermo Fisher Scientific, Inc.	8,526	1,618,917
Waters Corp. *	6,470	1,249,939

		13,635,929

Machinery - 3.5%
Caterpillar, Inc.	44,701	7,043,984
Colfax Corp. *	22,860	905,713
Crane Co.	5,907	527,023
Cummins, Inc.	10,655	1,882,099
Deere & Co.	24,895	3,896,316
Fortive Corp.	28,938	2,093,664
Illinois Tool Works, Inc.	31,382	5,236,087
Ingersoll-Rand plc	20,045	1,787,814
Middleby Corp. (The) *	3,107	419,290
Nordson Corp.	6,333	927,151
Oshkosh Corp.	35,669	3,241,955
PACCAR, Inc.	9,482	673,981
Parker-Hannifin Corp.	7,923	1,581,272
Snap-on, Inc.	2,882	502,333
Stanley Black & Decker, Inc.	5,348	907,502
Toro Co. (The)	36,514	2,381,808
Trinity Industries, Inc.	24,985	935,938
Xylem, Inc.	20,472	1,396,190

		36,340,120

Media - 1.5%
Charter Communications, Inc., Class A *	20,506	6,889,196
Comcast Corp., Class A	143,351	5,741,207
DISH Network Corp., Class A *	6,064	289,556
Liberty Broadband Corp., Class C *	11,950	1,017,662
Live Nation Entertainment, Inc. *	11,801	502,369
Madison Square Garden Co. (The), Class A *	2,525	532,396
Sirius XM Holdings, Inc. (a)	173,308	928,931

		15,901,317

Metals & Mining - 0.5%
Freeport-McMoRan, Inc. *	35,392	671,032
Nucor Corp.	7,182	456,632
Reliance Steel & Aluminum Co.	5,371	460,778
Royal Gold, Inc.	12,369	1,015,742
Steel Dynamics, Inc.	56,138	2,421,232

		5,025,416

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Multi-Utilities - 0.6%
Ameren Corp.	17,128	$1,010,381
CenterPoint Energy, Inc.	34,535	979,413
Consolidated Edison, Inc.	5,989	508,765
DTE Energy Co.	11,378	1,245,436
MDU Resources Group, Inc.	15,343	412,420
NiSource, Inc.	35,281	905,663
Public Service Enterprise Group, Inc.	11,720	603,580

		5,665,658

Oil, Gas & Consumable Fuels - 0.6%
Andeavor	5,167	590,795
CNX Resources Corp. *	41,045	600,488
CONSOL Energy, Inc. *	5,130	202,686
Diamondback Energy, Inc. *	3,315	418,519
Laredo Petroleum, Inc. *	48,596	515,604
Marathon Petroleum Corp.	21,099	1,392,112
PBF Energy, Inc., Class A	13,622	482,900
Targa Resources Corp.	10,753	520,660
Valero Energy Corp.	11,591	1,065,329
Williams Cos., Inc. (The)	27,862	849,512

		6,638,605

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	11,650	1,482,346
Nu Skin Enterprises, Inc., Class A	8,923	608,816

		2,091,162

Pharmaceuticals - 0.7%
Johnson & Johnson	27,471	3,838,248
Merck & Co., Inc.	7,581	426,583
Zoetis, Inc.	35,485	2,556,339

		6,821,170

Professional Services - 0.2%
Equifax, Inc.	3,894	459,181
TransUnion *	5,443	299,147
Verisk Analytics, Inc. *	10,952	1,051,392

		1,809,720

Real Estate Management & Development - 0.0% (b)
CBRE Group, Inc., Class A *	7,131	308,844

Road & Rail - 1.3%
AMERCO	3,404	1,286,406
CSX Corp.	98,708	5,429,927
Genesee & Wyoming, Inc., Class A *	4,149	326,651
JB Hunt Transport Services, Inc.	4,202	483,146
Norfolk Southern Corp.	23,316	3,378,488
Old Dominion Freight Line, Inc.	7,162	942,161
Union Pacific Corp.	13,172	1,766,365

		13,613,144

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. *(a)	103,000	1,058,840
Analog Devices, Inc.	28,428	2,530,945
Applied Materials, Inc.	118,044	6,034,409
Broadcom Ltd.	37,558	9,648,650
Cypress Semiconductor Corp.	19,917	303,535
First Solar, Inc. *	7,828	528,547
Intel Corp.	33,728	1,556,884
KLA-Tencor Corp.	5,142	540,270

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 5.9% (continued)
Lam Research Corp.	21,053	$3,875,226
Marvell Technology Group Ltd.	73,655	1,581,373
Maxim Integrated Products, Inc.	23,643	1,236,056
Microchip Technology, Inc.	24,027	2,111,493
Micron Technology, Inc. *	128,536	5,285,400
NVIDIA Corp.	57,601	11,145,794
ON Semiconductor Corp. *	82,670	1,731,110
Qorvo, Inc. *	6,702	446,353
Skyworks Solutions, Inc.	18,116	1,720,114
Teradyne, Inc.	24,948	1,044,573
Texas Instruments, Inc.	56,826	5,934,907
Xilinx, Inc.	29,171	1,966,709

		60,281,188

Software - 10.3%
Activision Blizzard, Inc.	86,340	5,467,049
Adobe Systems, Inc. *	49,849	8,735,539
ANSYS, Inc. *	5,600	826,504
Autodesk, Inc. *	24,649	2,583,955
Cadence Design Systems, Inc. *	36,394	1,521,997
CDK Global, Inc.	22,987	1,638,513
Citrix Systems, Inc. *	9,720	855,360
Dell Technologies, Inc., Class V *	4,945	401,930
Electronic Arts, Inc. *	38,424	4,036,825
Intuit, Inc.	16,140	2,546,569
Microsoft Corp.	542,487	46,404,338
Nuance Communications, Inc. *	49,154	803,668
Oracle Corp.	223,722	10,577,576
PTC, Inc. *	12,514	760,476
Red Hat, Inc. *	8,404	1,009,320
salesforce.com, Inc. *	32,758	3,348,850
ServiceNow, Inc. *	19,849	2,588,111
SS&C Technologies Holdings, Inc.	16,904	684,274
Symantec Corp.	62,216	1,745,781
Synopsys, Inc. *	15,227	1,297,949
Tableau Software, Inc., Class A *	4,256	294,515
Take-Two Interactive Software, Inc. *	23,691	2,600,798
Ultimate Software Group, Inc. (The) *	5,637	1,230,163
VMware, Inc., Class A *(a)	31,252	3,916,501

		105,876,561

Specialty Retail - 1.2%
Best Buy Co., Inc.	38,862	2,660,881
Burlington Stores, Inc. *	17,330	2,132,110
Home Depot, Inc. (The)	33,153	6,283,488
Michaels Cos., Inc. (The) *	21,313	515,561
Murphy USA, Inc. *	6,252	502,411
Ulta Beauty, Inc. *	2,766	618,644

		12,713,095

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	321,104	54,340,430
Hewlett Packard Enterprise Co.	23,902	343,233
HP, Inc.	157,397	3,306,911
NCR Corp. *	18,794	638,808
NetApp, Inc.	14,004	774,701
Western Digital Corp.	36,289	2,886,064

		62,290,147

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	4,356	$597,687
Skechers U.S.A., Inc., Class A *	21,170	801,073

		1,398,760

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	613,661

Tobacco - 0.5%
Altria Group, Inc.	12,577	898,123
Philip Morris International, Inc.	39,975	4,223,359

		5,121,482

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A	4,795	463,484
United Rentals, Inc. *	18,597	3,197,010
Watsco, Inc.	3,619	615,375
WESCO International, Inc. *	8,625	587,794

		4,863,663

Water Utilities - 0.2%
American Water Works Co., Inc.	13,415	1,227,339
Aqua America, Inc.	9,149	358,915

		1,586,254

Wireless Telecommunication Services - 0.5%
Sprint Corp. *(a)	220,042	1,296,047
T-Mobile US, Inc. *	60,764	3,859,122

		5,155,169

TOTAL COMMON STOCKS (Cost $757,937,554)		1,013,569,412

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENT COMPANIES - 1.5%
Limited Purpose Cash Investment Fund, 1.17% (2)(c) (Cost $16,143,164)	16,144,779	16,143,164

SECURITIES LENDING COLLATERAL - 1.5%

Investment Companies - 1.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (2)(c)(d)	2,514,626	2,514,626
Limited Purpose Cash Investment Fund 1.01% (2)(c)(d)	12,540,753	12,540,753

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,055,379)		15,055,379

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.5% (Cost $789,136,097)		1,044,767,955

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)% (e)		(15,861,863)

NET ASSETS - 100.0%		$1,028,906,092

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$113,742,793	11.1%
Consumer Staples	21,021,483	2.0
Energy	8,909,422	0.9
Financials	161,845,392	15.7
Health Care	116,922,011	11.4
Industrials	136,381,437	13.3
Information Technology	373,508,329	36.3
Materials	30,739,791	3.0
Real Estate	23,989,926	2.3
Telecommunication Services	5,655,502	0.5
Utilities	20,853,326	2.0
Short-Term Investments	16,143,164	1.5
Securities Lending Collateral	15,055,379	1.5

Total Investments In Securities At Value	1,044,767,955	101.5
Liabilities in Excess of Other Assets (e)	(15,861,863)	(1.5)

Net Assets	$1,028,906,092	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $14,618,109.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	23	3/2018	USD	$3,077,400	$13,295

					$13,295

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$79,830	$79,830

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.9%

Aerospace & Defense - 1.6%
AAR Corp.	6,428	$252,556
Aerojet Rocketdyne Holdings, Inc. *	26,652	831,542
Aerovironment, Inc. *	11,410	640,786
Axon Enterprise, Inc. *(a)	4,698	124,497
Curtiss-Wright Corp.	2,253	274,528
Ducommun, Inc. *	7,860	223,617
Engility Holdings, Inc. *	5,665	160,716
KLX, Inc. *	15,732	1,073,709
Kratos Defense & Security Solutions, Inc. *	51,017	540,270
Mercury Systems, Inc. *	23,223	1,192,501
Moog, Inc., Class A *	2,542	220,773
National Presto Industries, Inc.	1,715	170,557
Vectrus, Inc. *	4,424	136,480

		5,842,532

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *	27,367	633,272
Atlas Air Worldwide Holdings, Inc. *	6,534	383,219

		1,016,491

Airlines - 0.2%
SkyWest, Inc.	15,396	817,528

Auto Components - 1.0%
Cooper-Standard Holdings, Inc. *	1,609	197,103
Dana, Inc.	44,642	1,428,990
Dorman Products, Inc. *	1,814	110,908
Fox Factory Holding Corp. *	16,818	653,379
LCI Industries	1,200	156,000
Modine Manufacturing Co. *	13,765	278,053
Motorcar Parts of America, Inc. *	6,430	160,686
Standard Motor Products, Inc.	3,856	173,173
Stoneridge, Inc. *	11,593	265,016
Tower International, Inc.	5,389	164,634

		3,587,942

Automobiles - 0.1%
Winnebago Industries, Inc.	10,225	568,510

Banks - 5.2%
1st Source Corp.	3,559	175,993
Ameris Bancorp	6,531	314,794
BancFirst Corp.	9,420	481,833
Boston Private Financial Holdings, Inc.	16,789	259,390
Bryn Mawr Bank Corp.	2,493	110,191
Camden National Corp.	3,937	165,866
Carolina Financial Corp.	4,279	158,965
CenterState Bank Corp.	24,076	619,475
Central Pacific Financial Corp.	5,772	172,179
ConnectOne Bancorp, Inc.	8,997	231,673
Eagle Bancorp, Inc. *	5,666	328,061
Enterprise Financial Services Corp.	8,940	403,641
Farmers Capital Bank Corp.	1,463	56,325
FCB Financial Holdings, Inc., Class A *	2,523	128,168

INVESTMENTS	SHARES	VALUE ($)
Banks - 5.2% (continued)
Fidelity Southern Corp.	11,186	$243,855
First Bancorp/NC	3,337	117,829
First Busey Corp.	3,486	104,371
First Citizens BancShares, Inc., Class A	1,100	443,300
First Commonwealth Financial Corp.	26,027	372,707
First Financial Bankshares, Inc.	2,326	104,786
First Interstate BancSystem, Inc., Class A	2,643	105,852
First Merchants Corp.	13,171	553,972
Flushing Financial Corp.	7,004	192,610
Franklin Financial Network, Inc. *	4,121	140,526
German American Bancorp, Inc.	3,585	126,658
Great Southern Bancorp, Inc.	3,025	156,241
Green Bancorp, Inc. *	23,620	479,486
Guaranty Bancorp	8,052	222,638
Hancock Holding Co.	20,160	997,920
Hanmi Financial Corp.	5,203	157,911
Heartland Financial USA, Inc.	3,278	175,865
Independent Bank Corp./MA	5,276	368,529
Independent Bank Corp./MI	23,135	517,067
Independent Bank Group, Inc.	7,396	499,970
Lakeland Bancorp, Inc.	16,179	311,446
Lakeland Financial Corp.	10,302	499,544
LegacyTexas Financial Group, Inc.	2,521	106,411
Live Oak Bancshares, Inc.	7,942	189,417
National Bank Holdings Corp., Class A	6,757	219,130
OFG Bancorp (a)	16,816	158,070
Pacific Premier Bancorp, Inc. *	6,311	252,440
Preferred Bank	10,095	593,384
QCR Holdings, Inc.	7,632	327,031
Republic First Bancorp, Inc. *(a)	35,119	296,756
Sandy Spring Bancorp, Inc.	2,736	106,759
Seacoast Banking Corp. of Florida *	15,288	385,410
ServisFirst Bancshares, Inc.	28,723	1,192,005
Southside Bancshares, Inc.	10,661	359,062
State Bank Financial Corp.	3,511	104,768
Sterling Bancorp	19,481	479,233
Stock Yards Bancorp, Inc.	4,504	169,801
Texas Capital Bancshares, Inc. *	7,496	666,394
Tompkins Financial Corp.	2,614	212,649
Towne Bank	20,481	629,791
TriState Capital Holdings, Inc. *	7,060	162,380
Triumph Bancorp, Inc. *	9,529	300,164
UMB Financial Corp.	1,458	104,859
Union Bankshares Corp.	2,935	106,159
United Community Banks, Inc.	10,395	292,515
Veritex Holdings, Inc. *	5,988	165,209
Washington Trust Bancorp, Inc.	2,583	137,545
Wintrust Financial Corp.	12,347	1,017,022

		19,234,001

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Beverages - 1.0%
Castle Brands, Inc. *(a)	143,592	$175,182
Coca-Cola Bottling Co. Consolidated	2,775	597,346
Craft Brew Alliance, Inc. *	13,506	259,315
MGP Ingredients, Inc.	13,128	1,009,281
National Beverage Corp.	18,158	1,769,316

		3,810,440

Biotechnology - 11.0%
Abeona Therapeutics, Inc. *(a)	33,779	535,397
Achaogen, Inc. *(a)	22,187	238,288
Adamas Pharmaceuticals, Inc. *	8,225	278,745
Aimmune Therapeutics, Inc. *	9,613	363,564
Akebia Therapeutics, Inc. *	21,111	313,921
Amicus Therapeutics, Inc. *	66,758	960,648
Arena Pharmaceuticals, Inc. *	10,635	361,271
Array BioPharma, Inc. *	77,209	988,275
Avexis, Inc. *	13,663	1,512,084
BioCryst Pharmaceuticals, Inc. *(a)	24,759	121,567
BioSpecifics Technologies Corp. *	12	520
Bluebird Bio, Inc. *	17,237	3,069,910
Blueprint Medicines Corp. *	18,211	1,373,291
Calithera Biosciences, Inc. *	30,789	257,088
Cara Therapeutics, Inc. *(a)	26,544	324,899
Catalyst Pharmaceuticals, Inc. *	86,974	340,068
Clovis Oncology, Inc. *	11,842	805,256
Conatus Pharmaceuticals, Inc. *	37,639	173,892
Concert Pharmaceuticals, Inc. *	7,959	205,899
Corbus Pharmaceuticals Holdings, Inc. *(a)	22,857	162,285
CTI BioPharma Corp. *	7,700	20,636
Cytokinetics, Inc. *	23,734	193,432
CytomX Therapeutics, Inc. *	16,047	338,752
Dynavax Technologies Corp. *(a)	26,579	497,027
Editas Medicine, Inc. *(a)	7,384	226,910
Emergent BioSolutions, Inc. *	5,925	275,335
Enanta Pharmaceuticals, Inc. *	7,995	469,147
Epizyme, Inc. *(a)	25,683	322,322
Esperion Therapeutics, Inc. *(a)	14,559	958,565
Exact Sciences Corp. *	44,909	2,359,519
FibroGen, Inc. *	30,189	1,430,959
Flexion Therapeutics, Inc. *	5,453	136,543
Foundation Medicine, Inc. *(a)	16,549	1,128,642
Global Blood Therapeutics, Inc. *	19,381	762,642
Halozyme Therapeutics, Inc. *	36,491	739,308
Ignyta, Inc. *	40,551	1,082,712
ImmunoGen, Inc. *	69,786	447,328
Immunomedics, Inc. *(a)	88,223	1,425,684
Insmed, Inc. *	19,678	613,560
Intellia Therapeutics, Inc. *(a)	9,420	181,052
Ironwood Pharmaceuticals, Inc. *	9,468	141,925
Keryx Biopharmaceuticals, Inc. *(a)	28,069	130,521
Ligand Pharmaceuticals, Inc. *(a)	2,845	389,566
Loxo Oncology, Inc. *(a)	12,663	1,065,971
MiMedx Group, Inc. *(a)	40,759	513,971
Momenta Pharmaceuticals, Inc. *	12,254	170,943
Myriad Genetics, Inc. *	24,032	825,379
Ohr Pharmaceutical, Inc. *	7,600	14,136

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 11.0% (continued)
Peregrine Pharmaceuticals, Inc. *(a)	25,915	$100,550
Pieris Pharmaceuticals, Inc. *	62,341	470,674
Portola Pharmaceuticals, Inc. *	25,706	1,251,368
PTC Therapeutics, Inc. *	16,698	278,523
Puma Biotechnology, Inc. *	12,978	1,282,875
REGENXBIO, Inc. *	20,477	680,860
Repligen Corp. *	9,615	348,832
Retrophin, Inc. *	6,198	130,592
Sage Therapeutics, Inc. *	22,236	3,662,492
Sangamo Therapeutics, Inc. *	51,312	841,517
Sarepta Therapeutics, Inc. *	12,746	709,187
Spark Therapeutics, Inc. *(a)	6,954	357,575
Spectrum Pharmaceuticals, Inc. *	45,354	859,458
Stemline Therapeutics, Inc. *	12,296	191,818
TG Therapeutics, Inc. *(a)	42,766	350,681
Vanda Pharmaceuticals, Inc. *	10,145	154,204

		40,920,561

Building Products - 1.2%
AAON, Inc.	11,411	418,784
American Woodmark Corp. *	1,127	146,792
Builders FirstSource, Inc. *	40,346	879,139
Gibraltar Industries, Inc. *	3,457	114,081
Griffon Corp.	14,851	302,218
Insteel Industries, Inc.	5,358	151,739
NCI Building Systems, Inc. *	7,438	143,553
Patrick Industries, Inc. *	8,940	620,883
PGT Innovations, Inc. *	16,718	281,698
Ply Gem Holdings, Inc. *	7,520	139,120
Trex Co., Inc. *	11,003	1,192,615

		4,390,622

Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	2,740	108,230
B. Riley Financial, Inc.	12,270	222,087
Diamond Hill Investment Group, Inc.	1,290	266,591
Evercore, Inc., Class A	7,938	714,420
GAIN Capital Holdings, Inc. (a)	24,292	242,920
Houlihan Lokey, Inc.	22,957	1,042,937
Moelis & Co., Class A	22,631	1,097,604
Piper Jaffray Cos.	3,946	340,342
PJT Partners, Inc., Class A	14,422	657,643
Stifel Financial Corp.	6,376	379,755

		5,072,529

Chemicals - 2.3%
American Vanguard Corp.	9,893	194,397
Balchem Corp.	1,382	111,389
Chase Corp.	3,665	441,633
Ferro Corp. *	32,237	760,471
GCP Applied Technologies, Inc. *	5,784	184,510
Ingevity Corp. *	14,708	1,036,473
Innophos Holdings, Inc.	3,701	172,948
Innospec, Inc.	2,779	196,197
Intrepid Potash, Inc. *(a)	95,924	456,598
KMG Chemicals, Inc.	10,063	664,963
Koppers Holdings, Inc. *	5,945	302,601

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 2.3% (continued)
Kraton Corp. *	4,646	$223,798
Kronos Worldwide, Inc.	52,204	1,345,297
Minerals Technologies, Inc.	1,646	113,327
PolyOne Corp.	5,305	230,768
Quaker Chemical Corp.	3,374	508,765
Sensient Technologies Corp.	1,677	122,673
Stepan Co.	4,151	327,804
Trinseo SA	3,139	227,891
Tronox Ltd., Class A	48,081	986,141

		8,608,644

Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	2,892	109,086
ACCO Brands Corp. *	8,739	106,616
Brady Corp., Class A	8,072	305,929
Brink’s Co. (The)	19,816	1,559,519
Casella Waste Systems, Inc., Class A *	31,416	723,196
Ennis, Inc.	10,681	221,631
Healthcare Services Group, Inc.	21,718	1,144,973
Hudson Technologies, Inc. *(a)	21,628	131,282
Kimball International, Inc., Class B	9,927	185,337
Matthews International Corp., Class A	3,314	174,979
MSA Safety, Inc.	8,008	620,780
Multi-Color Corp.	2,315	173,278
Quad/Graphics, Inc.	6,078	137,363
SP Plus Corp. *	4,630	171,773
Tetra Tech, Inc.	9,139	440,043
US Ecology, Inc.	3,206	163,506
Viad Corp.	8,505	471,177

		6,840,468

Communications Equipment - 1.1%
Applied Optoelectronics, Inc. *(a)	10,463	395,711
CalAmp Corp. *	8,803	188,648
Comtech Telecommunications Corp.	7,139	157,915
EMCORE Corp. *	47,259	304,821
Extreme Networks, Inc. *	67,662	847,128
Harmonic, Inc. *	37,222	156,332
InterDigital, Inc.	1,699	129,379
Lumentum Holdings, Inc. *(a)	22,061	1,078,783
NetScout Systems, Inc. *	3,907	118,968
Ribbon Communications, Inc. *	14,857	114,845
Ubiquiti Networks, Inc. *	2,922	207,520
Viavi Solutions, Inc. *	47,091	411,575

		4,111,625

Construction & Engineering - 1.2%
Aegion Corp. *	6,788	172,619
Argan, Inc.	5,256	236,520
Comfort Systems USA, Inc.	6,501	283,769
Dycom Industries, Inc. *	2,082	231,997
EMCOR Group, Inc.	6,170	504,397
HC2 Holdings, Inc. *	27,896	165,981
MasTec, Inc. *	19,287	944,099
MYR Group, Inc. *	5,924	211,665
NV5 Global, Inc. *	12,212	661,280
Primoris Services Corp.	11,585	314,996
Sterling Construction Co., Inc. *	31,820	518,030
Tutor Perini Corp. *	5,707	144,672

		4,390,025

INVESTMENTS	SHARES	VALUE ($)
Construction Materials - 0.5%
Summit Materials, Inc., Class A *	37,098	$1,166,361
US Concrete, Inc. *	6,769	566,227

		1,732,588

Consumer Finance - 0.8%
Encore Capital Group, Inc. *	9,802	412,664
Enova International, Inc. *	16,541	251,423
FirstCash, Inc.	7,389	498,388
Green Dot Corp., Class A *	22,014	1,326,563
Nelnet, Inc., Class A	4,465	244,593
Regional Management Corp. *	7,164	188,485
World Acceptance Corp. *	2,365	190,903

		3,113,019

Containers & Packaging - 0.1%
Greif, Inc., Class A	7,290	441,628

Diversified Consumer Services - 1.7%
Adtalem Global Education, Inc. *	20,429	859,040
Bridgepoint Education, Inc. *	14,224	118,059
Career Education Corp. *	35,599	430,036
Carriage Services, Inc.	7,513	193,159
Chegg, Inc. *(a)	58,413	953,300
Grand Canyon Education, Inc. *	18,472	1,653,798
K12, Inc. *	15,726	250,044
Sotheby’s *	7,699	397,268
Strayer Education, Inc.	3,617	324,011
Weight Watchers International, Inc. *	27,197	1,204,283

		6,382,998

Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings, Inc.	8,382	379,704
Globalstar, Inc. *(a)	431,399	565,133
IDT Corp., Class B *	12,066	127,899
ORBCOMM, Inc. *	27,576	280,724
Vonage Holdings Corp. *	59,446	604,566

		1,958,026

Electric Utilities - 0.9%
ALLETE, Inc.	12,796	951,510
El Paso Electric Co.	9,403	520,456
IDACORP, Inc.	1,196	109,267
MGE Energy, Inc.	3,239	204,381
Otter Tail Corp.	3,477	154,553
PNM Resources, Inc.	26,709	1,080,379
Spark Energy, Inc., Class A (a)	23,632	293,037

		3,313,583

Electrical Equipment - 0.1%
Plug Power, Inc. *(a)	45,662	107,763
Vivint Solar, Inc. *(a)	45,845	185,672

		293,435

Electronic Equipment, Instruments & Components - 3.1%
Anixter International, Inc. *	1,875	142,500
AVX Corp.	12,390	214,347
Badger Meter, Inc.	7,765	371,167
Benchmark Electronics, Inc. *	5,128	149,225
Control4 Corp. *	21,479	639,215
CTS Corp.	12,200	314,150
Electro Scientific Industries, Inc. *	23,887	511,898

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - 3.1% (continued)
ePlus, Inc. *	6,757	$508,126
II-VI, Inc. *	25,185	1,182,436
Insight Enterprises, Inc. *	8,212	314,437
Itron, Inc. *	9,518	649,128
KEMET Corp. *	26,454	398,397
Littelfuse, Inc.	7,264	1,436,964
Mesa Laboratories, Inc. (a)	2,830	351,769
Methode Electronics, Inc.	6,602	264,740
MicroVision, Inc. *(a)	98,165	160,009
Novanta, Inc. *	20,306	1,015,300
OSI Systems, Inc. *	1,942	125,026
PC Connection, Inc.	7,181	188,214
PCM, Inc. *	12,043	119,226
Plexus Corp. *	1,912	116,097
Rogers Corp. *	7,973	1,290,988
Sanmina Corp. *	6,749	222,717
SYNNEX Corp.	1,152	156,614
Systemax, Inc.	15,043	500,481
TTM Technologies, Inc. *	7,368	115,457
Vishay Intertechnology, Inc.	13,357	277,158

		11,735,786

Energy Equipment & Services - 0.3%
Archrock, Inc.	11,319	118,849
Exterran Corp. *	26,018	818,006
McDermott International, Inc. *	25,783	169,652
Newpark Resources, Inc. *	14,013	120,512

		1,227,019

Equity Real Estate Investment Trusts (REITs) - 2.5%
Agree Realty Corp.	2,356	121,193
Altisource Residential Corp.	12,764	151,381
Bluerock Residential Growth REIT, Inc.	11,974	121,057
CareTrust REIT, Inc.	14,746	247,143
Community Healthcare Trust, Inc.	9,346	262,623
EastGroup Properties, Inc.	6,382	564,041
First Industrial Realty Trust, Inc.	3,502	110,208
Four Corners Property Trust, Inc.	7,793	200,280
GEO Group, Inc. (The)	42,779	1,009,584
Getty Realty Corp.	4,321	117,358
Gladstone Commercial Corp.	12,197	256,869
Independence Realty Trust, Inc.	11,681	117,861
Jernigan Capital, Inc.	8,682	165,045
Monmouth Real Estate Investment Corp.	28,817	512,943
National Storage Affiliates Trust	16,132	439,758
NexPoint Residential Trust, Inc.	20,310	567,461
Pebblebrook Hotel Trust	5,997	222,909
Potlatch Corp.	8,900	444,110
Preferred Apartment Communities, Inc., Class A	19,809	401,132
PS Business Parks, Inc.	3,284	410,796
QTS Realty Trust, Inc., Class A	2,044	110,703
Rexford Industrial Realty, Inc.	25,149	733,345
Saul Centers, Inc.	1,960	121,030
STAG Industrial, Inc.	16,048	438,592
Summit Hotel Properties, Inc.	15,735	239,644
Sunstone Hotel Investors, Inc.	15,548	257,008
Terreno Realty Corp.	13,239	464,159
UMH Properties, Inc.	9,125	135,963
Universal Health Realty Income Trust	1,929	144,887
Xenia Hotels & Resorts, Inc.	13,288	286,888

		9,375,971

INVESTMENTS	SHARES	VALUE ($)
Food & Staples Retailing - 0.1%
Performance Food Group Co. *	9,197	$304,421

Food Products - 0.7%
Calavo Growers, Inc. (a)	1,907	160,951
Darling Ingredients, Inc. *	20,919	379,262
Freshpet, Inc. *(a)	16,338	309,605
John B Sanfilippo & Son, Inc.	5,895	372,859
Sanderson Farms, Inc.	8,631	1,197,810
Tootsie Roll Industries, Inc. (a)	5,071	184,584

		2,605,071

Gas Utilities - 0.9%
Chesapeake Utilities Corp.	3,194	250,889
New Jersey Resources Corp.	22,012	884,882
ONE Gas, Inc.	15,682	1,148,863
South Jersey Industries, Inc.	6,324	197,499
Spire, Inc.	9,752	732,863

		3,214,996

Health Care Equipment & Supplies - 4.7%
Anika Therapeutics, Inc. *	3,754	202,378
Antares Pharma, Inc. *(a)	126,662	252,057
AtriCure, Inc. *	10,862	198,123
Atrion Corp.	378	238,367
AxoGen, Inc. *	33,610	951,163
Cantel Medical Corp.	2,602	267,668
Cardiovascular Systems, Inc. *	5,708	135,223
CryoLife, Inc. *	13,209	252,952
Cutera, Inc. *	15,176	688,232
Globus Medical, Inc., Class A *	23,246	955,411
Haemonetics Corp. *	2,393	138,985
Halyard Health, Inc. *	4,234	195,526
Heska Corp. *	6,371	511,018
ICU Medical, Inc. *	5,516	1,191,456
Inogen, Inc. *	11,892	1,416,099
Insulet Corp. *	19,886	1,372,134
Integer Holdings Corp. *	10,594	479,908
Integra LifeSciences Holdings Corp. *	3,067	146,787
K2M Group Holdings, Inc. *	9,367	168,606
Lantheus Holdings, Inc. *	37,114	758,981
LeMaitre Vascular, Inc.	16,749	533,288
LivaNova plc *	5,130	409,990
Masimo Corp. *	16,716	1,417,517
Merit Medical Systems, Inc. *	19,266	832,291
Neogen Corp. *	1,322	108,682
Nevro Corp. *	1,634	112,811
Novocure Ltd. *(a)	34,575	698,415
OraSure Technologies, Inc. *	33,053	623,380
Orthofix International NV *	2,774	151,738
Penumbra, Inc. *	7,294	686,365
Pulse Biosciences, Inc. *(a)	18,869	445,308
Quidel Corp. *	11,647	504,897
Sientra, Inc. *	11,982	168,467
ViewRay, Inc. *(a)	48,658	450,573

		17,664,796

Health Care Providers & Services - 2.2%
Addus HomeCare Corp. *	10,894	379,111
Amedisys, Inc. *	2,025	106,738
AMN Healthcare Services, Inc. *	3,089	152,133
BioTelemetry, Inc. *	18,150	542,685
Chemed Corp.	4,746	1,153,373
CorVel Corp. *	6,100	322,690

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 2.2% (continued)
Cross Country Healthcare, Inc. *	14,589	$186,156
Diplomat Pharmacy, Inc. *	5,888	118,172
HealthEquity, Inc. *	17,720	826,815
HealthSouth Corp.	2,651	130,986
LHC Group, Inc. *	8,130	497,962
Magellan Health, Inc. *	1,312	126,674
MedCath Corp.(3) *(b)	10,300	—
Molina Healthcare, Inc. *	9,637	738,965
National HealthCare Corp.	1,886	114,933
Select Medical Holdings Corp. *	36,262	640,024
Teladoc, Inc. *(a)	26,182	912,443
Tivity Health, Inc. *	24,051	879,064
US Physical Therapy, Inc.	3,234	233,495

		8,062,419

Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. *	7,414	107,874
Cotiviti Holdings, Inc. *	9,531	306,994
HealthStream, Inc. *	7,258	168,095
Medidata Solutions, Inc. *	18,582	1,177,541
Omnicell, Inc. *	10,062	488,007
Quality Systems, Inc. *	12,397	168,351
Vocera Communications, Inc. *	21,185	640,211

		3,057,073

Hotels, Restaurants & Leisure - 4.5%
Boyd Gaming Corp.	37,068	1,299,233
Caesars Entertainment Corp. *	226,804	2,869,071
Carrols Restaurant Group, Inc. *	11,164	135,643
Churchill Downs, Inc.	4,663	1,085,080
Dave & Buster’s Entertainment, Inc. *	8,510	469,497
Del Taco Restaurants, Inc. *	12,276	148,785
Denny’s Corp. *	16,550	219,122
Eldorado Resorts, Inc. *(a)	37,446	1,241,335
Golden Entertainment, Inc. *	3,224	105,264
ILG, Inc.	39,981	1,138,659
International Speedway Corp., Class A	3,567	142,145
Jack in the Box, Inc.	1,265	124,109
La Quinta Holdings, Inc. *	20,468	377,839
Marcus Corp. (The)	6,900	188,715
Marriott Vacations Worldwide Corp.	10,405	1,406,860
Monarch Casino & Resort, Inc. *	7,349	329,382
Penn National Gaming, Inc. *	36,477	1,142,824
Planet Fitness, Inc., Class A *	38,028	1,316,910
RCI Hospitality Holdings, Inc.	11,399	318,944
Red Robin Gourmet Burgers, Inc. *	3,676	207,326
Red Rock Resorts, Inc., Class A	3,199	107,934
Ruth’s Hospitality Group, Inc.	9,641	208,728
Scientific Games Corp., Class A *	39,458	2,024,195
Wingstop, Inc.	3,864	150,619

		16,758,219

Household Durables - 2.1%
Bassett Furniture Industries, Inc.	12,552	471,955
Beazer Homes USA, Inc. *	10,944	210,234
Cavco Industries, Inc. *	2,640	402,864
Flexsteel Industries, Inc.	2,686	125,651
Hooker Furniture Corp.	10,743	456,040
Installed Building Products, Inc. *	15,233	1,156,946
iRobot Corp. *(a)	8,024	615,441
KB Home	33,288	1,063,552

INVESTMENTS	SHARES	VALUE ($)
Household Durables - 2.1% (continued)
LGI Homes, Inc. *(a)	9,725	$729,667
MDC Holdings, Inc.	9,174	292,467
Meritage Homes Corp. *	2,147	109,926
Taylor Morrison Home Corp., Class A *	7,401	181,103
TopBuild Corp. *	16,447	1,245,696
TRI Pointe Group, Inc. *	12,996	232,888
William Lyon Homes, Class A *	5,382	156,509
ZAGG, Inc. *	17,070	314,942

		7,765,881

Household Products - 0.3%
Central Garden & Pet Co., Class A *	25,171	949,199
HRG Group, Inc. *	9,934	168,381

		1,117,580

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	11,307	723,196

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	8,805	302,452

Insurance - 2.4%
American Equity Investment Life Holding Co.	21,730	667,763
AMERISAFE, Inc.	3,029	186,586
Argo Group International Holdings Ltd.	1,757	108,319
CNO Financial Group, Inc.	34,516	852,200
eHealth, Inc. *	9,742	169,219
Employers Holdings, Inc.	6,048	268,531
Enstar Group Ltd. *	725	145,544
FBL Financial Group, Inc., Class A	7,378	513,878
HCI Group, Inc. (a)	4,590	137,241
Health Insurance Innovations, Inc., Class A *(a)	16,999	424,125
Horace Mann Educators Corp.	3,809	167,977
James River Group Holdings Ltd.	7,860	314,479
Kemper Corp.	12,432	856,565
National Western Life Group, Inc., Class A	528	174,779
Navigators Group, Inc. (The)	3,083	150,142
Primerica, Inc.	16,110	1,635,970
Safety Insurance Group, Inc.	1,836	147,614
Selective Insurance Group, Inc.	11,375	667,712
Stewart Information Services Corp.	3,674	155,410
Trupanion, Inc. *	20,746	607,235
United Fire Group, Inc.	6,763	308,258
United Insurance Holdings Corp.	8,652	149,247
Universal Insurance Holdings, Inc.	6,511	178,076

		8,986,870

Internet & Direct Marketing Retail - 0.8%
Groupon, Inc. *	88,603	451,875
Nutrisystem, Inc.	15,960	839,496
Overstock.com, Inc. *(a)	14,442	922,844
PetMed Express, Inc.	14,244	648,102

		2,862,317

Internet Software & Services - 4.4%
2U, Inc. *	21,287	1,373,224
Alarm.com Holdings, Inc. *	17,081	644,808
Amber Road, Inc. *	7,288	53,494
Appfolio, Inc., Class A *	20,427	847,720

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 4.4% (continued)
Blucora, Inc. *	27,073	$598,313
Box, Inc., Class A *	35,063	740,531
Brightcove, Inc. *	21,470	152,437
Carbonite, Inc. *	14,510	364,201
Care.com, Inc. *	12,036	217,129
Cimpress NV (Netherlands) *	2,107	252,587
CommerceHub, Inc., Series C *	8,834	181,892
Envestnet, Inc. *	8,816	439,478
Etsy, Inc. *	5,014	102,536
Five9, Inc. *	36,064	897,272
Gogo, Inc. *(a)	16,040	180,931
GrubHub, Inc. *	33,122	2,378,160
GTT Communications, Inc. *	15,960	749,322
Hortonworks, Inc. *	31,896	641,429
Instructure, Inc. *	5,250	173,775
Internap Corp. *(a)	15,241	239,436
Limelight Networks, Inc. *	35,604	157,014
LivePerson, Inc. *	22,583	259,704
MINDBODY, Inc., Class A *	21,098	642,434
New Relic, Inc. *	17,945	1,036,683
Q2 Holdings, Inc. *	14,016	516,490
Quotient Technology, Inc. *	10,253	120,473
Stamps.com, Inc. *	6,465	1,215,420
TrueCar, Inc. *(a)	25,527	285,902
Tucows, Inc., Class A *(a)	8,012	561,241
Web.com Group, Inc. *	10,966	239,059
XO Group, Inc. *	16,852	311,088

		16,574,183

IT Services - 1.1%
Acxiom Corp. *	4,145	114,236
Blackhawk Network Holdings, Inc. *	5,050	180,033
CACI International, Inc., Class A *	3,734	494,195
CSG Systems International, Inc.	3,860	169,145
EPAM Systems, Inc. *	12,136	1,303,770
Everi Holdings, Inc. *	69,206	521,813
Hackett Group, Inc. (The)	15,924	250,166
ManTech International Corp., Class A	5,163	259,131
Perficient, Inc. *	7,395	141,023
TeleTech Holdings, Inc.	8,888	357,742
Virtusa Corp. *	5,141	226,615

		4,017,869

Leisure Products - 0.3%
Callaway Golf Co.	13,688	190,674
Johnson Outdoors, Inc., Class A	4,566	283,503
Malibu Boats, Inc., Class A *	12,549	373,082
MCBC Holdings, Inc. *	11,366	252,552
Nautilus, Inc. *	8,397	112,100

		1,211,911

Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. *(a)	4,637	121,489
Enzo Biochem, Inc. *	30,080	245,152
INC Research Holdings, Inc., Class A *	4,681	204,092
NeoGenomics, Inc. *	19,448	172,309
PRA Health Sciences, Inc. *	22,051	2,008,185

		2,751,227

INVESTMENTS	SHARES	VALUE ($)
Machinery - 4.8%
Alamo Group, Inc.	4,338	$489,630
Altra Industrial Motion Corp.	10,292	518,717
Astec Industries, Inc.	2,885	168,773
Barnes Group, Inc.	15,034	951,201
Chart Industries, Inc. *	2,540	119,024
Columbus McKinnon Corp.	10,083	403,118
Commercial Vehicle Group, Inc. *	22,354	238,964
Douglas Dynamics, Inc.	10,849	410,092
EnPro Industries, Inc.	4,722	441,554
ESCO Technologies, Inc.	2,964	178,581
Federal Signal Corp.	10,357	208,072
Franklin Electric Co., Inc.	3,130	143,667
Global Brass & Copper Holdings, Inc.	10,438	345,498
Greenbrier Cos., Inc. (The)	9,390	500,487
Harsco Corp. *	35,429	660,751
Hyster-Yale Materials Handling, Inc.	1,438	122,460
John Bean Technologies Corp.	13,638	1,511,090
Kadant, Inc.	5,078	509,831
Kennametal, Inc.	25,741	1,246,122
Lydall, Inc. *	5,778	293,234
Manitowoc Co., Inc. (The) *	12,256	482,151
Meritor, Inc. *	32,900	771,834
Mueller Water Products, Inc., Class A	13,903	174,205
Navistar International Corp. *	37,625	1,613,360
NN, Inc.	9,792	270,259
Proto Labs, Inc. *	6,188	637,364
RBC Bearings, Inc. *	5,815	735,016
Rexnord Corp. *	4,112	106,994
Spartan Motors, Inc.	25,080	395,010
SPX Corp. *	28,258	887,019
SPX FLOW, Inc. *	2,302	109,460
Standex International Corp.	2,682	273,162
Sun Hydraulics Corp.	7,124	460,852
Tennant Co.	2,238	162,591
Titan International, Inc.	24,047	309,725
Wabash National Corp.	16,454	357,052
Woodward, Inc.	7,745	592,802

		17,799,722

Marine - 0.1%
Safe Bulkers, Inc. (Greece) *(a)	55,946	180,706
Scorpio Bulkers, Inc.	37,433	277,004

		457,710

Media - 0.7%
Entravision Communications Corp., Class A	17,347	124,031
EW Scripps Co. (The), Class A *	8,418	131,573
Gray Television, Inc. *	18,499	309,858
Liberty Media Corp.-Liberty Braves, Class C *	10,060	223,533
Meredith Corp.	1,685	111,294
New Media Investment Group, Inc.	8,166	137,026
New York Times Co. (The), Class A	48,958	905,723
Nexstar Media Group, Inc., Class A	1,837	143,654
World Wrestling Entertainment, Inc., Class A	11,907	364,116

		2,450,808

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - 0.9%
Allegheny Technologies, Inc. *(a)	36,081	$870,995
Carpenter Technology Corp.	4,341	221,348
Century Aluminum Co. *	47,797	938,733
Kaiser Aluminum Corp.	1,832	195,749
Materion Corp.	4,614	224,240
Schnitzer Steel Industries, Inc., Class A	3,833	128,406
SunCoke Energy, Inc. *	23,693	284,079
TimkenSteel Corp. *	15,982	242,767
Worthington Industries, Inc.	2,808	123,720

		3,230,037

Multiline Retail - 0.3%
Ollie’s Bargain Outlet Holdings, Inc. *	24,198	1,288,544

Multi-Utilities - 0.1%
Unitil Corp.	6,391	291,557

Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. *	96,723	237,939
Approach Resources, Inc. *(a)	65,375	193,510
Cloud Peak Energy, Inc. *	31,376	139,623
CVR Energy, Inc.	34,488	1,284,333
Delek US Energy, Inc.	27,301	953,897
GasLog Ltd. (Monaco) (a)	13,038	290,095
Golar LNG Ltd. (a)	4,091	121,953
NACCO Industries, Inc., Class A	3,287	123,755
Par Pacific Holdings, Inc. *	10,356	199,664
Renewable Energy Group, Inc. *	10,705	126,319
Resolute Energy Corp. *	5,645	177,648
REX American Resources Corp. *	2,433	201,428
Ring Energy, Inc. *	21,028	292,289
Uranium Energy Corp. *(a)	124,327	220,059

		4,562,512

Paper & Forest Products - 0.5%
Boise Cascade Co.	5,485	218,852
KapStone Paper and Packaging Corp.	6,690	151,796
Louisiana-Pacific Corp. *	40,823	1,072,012
Neenah Paper, Inc.	2,788	252,732

		1,695,392

Personal Products - 0.1%
Inter Parfums, Inc.	4,301	186,878
Medifast, Inc.	2,954	206,219

		393,097

Pharmaceuticals - 3.7%
Aerie Pharmaceuticals, Inc. *	14,103	842,654
Amphastar Pharmaceuticals, Inc. *	6,748	129,832
Aratana Therapeutics, Inc. *	21,183	111,423
Assembly Biosciences, Inc. *	13,943	630,921
Catalent, Inc. *	45,089	1,852,256
Corcept Therapeutics, Inc. *(a)	50,782	917,123
Intersect ENT, Inc. *	15,317	496,271
MyoKardia, Inc. *	15,523	653,518
Nektar Therapeutics *	71,255	4,255,349
Omeros Corp. *(a)	24,549	476,987
Paratek Pharmaceuticals, Inc. *	16,800	300,720
Phibro Animal Health Corp., Class A	15,395	515,732
Reata Pharmaceuticals, Inc., Class A *	9,713	275,072

INVESTMENTS	SHARES	VALUE ($)
Pharmaceuticals - 3.7% (Continued)
Revance Therapeutics, Inc. *	12,405	$443,479
Supernus Pharmaceuticals, Inc. *	22,533	897,940
Tetraphase Pharmaceuticals, Inc. *	34,148	215,132
Zogenix, Inc. *	19,443	778,692

		13,793,101

Professional Services - 1.4%
Barrett Business Services, Inc.	3,741	241,257
CBIZ, Inc. *	11,492	177,551
CRA International, Inc.	8,044	361,578
Exponent, Inc.	3,770	268,047
Heidrick & Struggles International, Inc.	6,742	165,516
ICF International, Inc. *	3,076	161,490
Insperity, Inc.	7,230	414,640
Kelly Services, Inc., Class A	6,667	181,809
Kforce, Inc.	6,514	164,479
Korn/Ferry International	17,831	737,847
Mistras Group, Inc. *	8,171	191,773
Navigant Consulting, Inc. *	6,717	130,377
On Assignment, Inc. *	8,981	577,209
TriNet Group, Inc. *	23,494	1,041,724
WageWorks, Inc. *	2,674	165,788
Willdan Group, Inc. *	11,019	263,795

		5,244,880

Real Estate Management & Development - 0.5%
HFF, Inc., Class A	8,620	419,277
Marcus & Millichap, Inc. *	5,385	175,605
Maui Land & Pineapple Co., Inc. *	15,102	261,265
RE/MAX Holdings, Inc., Class A	6,576	318,936
RMR Group, Inc. (The), Class A	10,745	637,178

		1,812,261

Road & Rail - 0.7%
ArcBest Corp.	6,210	222,007
Marten Transport Ltd.	11,529	234,039
Saia, Inc. *	15,288	1,081,626
Werner Enterprises, Inc.	23,574	911,135

		2,448,807

Semiconductors & Semiconductor Equipment - 3.8%
Advanced Energy Industries, Inc. *	15,071	1,016,991
Alpha & Omega Semiconductor Ltd. *	14,897	243,715
Axcelis Technologies, Inc. *	22,700	651,490
AXT, Inc. *	52,806	459,412
Brooks Automation, Inc.	31,448	750,035
Cabot Microelectronics Corp.	7,508	706,353
CEVA, Inc. *	10,802	498,512
Cohu, Inc.	17,983	394,727
Cree, Inc. *	11,165	414,668
Diodes, Inc. *	8,303	238,047
Entegris, Inc.	52,312	1,592,900
FormFactor, Inc. *	33,034	516,982
Integrated Device Technology, Inc. *	3,547	105,452
MaxLinear, Inc. *	9,568	252,787
MKS Instruments, Inc.	19,240	1,818,180
Monolithic Power Systems, Inc.	15,125	1,699,445
Nanometrics, Inc. *	4,359	108,626
PDF Solutions, Inc. *	6,856	107,639
Photronics, Inc. *	17,287	147,372

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 3.8% (continued)
Power Integrations, Inc.	2,075	$152,616
Rudolph Technologies, Inc. *	8,973	214,455
Semtech Corp. *	20,099	687,386
Sigma Designs, Inc. *	3,150	21,892
Silicon Laboratories, Inc. *	12,015	1,060,925
Ultra Clean Holdings, Inc. *	20,911	482,835

		14,343,442

Software - 4.3%
8x8, Inc. *	10,648	150,137
ACI Worldwide, Inc. *	4,837	109,655
Aspen Technology, Inc. *	18,394	1,217,683
Blackbaud, Inc.	15,748	1,488,028
Bottomline Technologies de, Inc. *	6,452	223,755
Callidus Software, Inc. *	19,020	544,923
CommVault Systems, Inc. *	2,269	119,122
Digimarc Corp. *	4,179	151,071
Ebix, Inc.	2,035	161,274
Fair Isaac Corp.	3,274	501,577
Glu Mobile, Inc. *	45,007	163,825
HubSpot, Inc. *	12,260	1,083,784
Mitek Systems, Inc. *	27,452	245,695
MobileIron, Inc. *	34,224	133,474
Paycom Software, Inc. *	22,745	1,827,106
Paylocity Holding Corp. *	6,708	316,349
Pegasystems, Inc.	30,305	1,428,881
Progress Software Corp.	7,787	331,493
Proofpoint, Inc. *	2,889	256,572
PROS Holdings, Inc. *	9,268	245,139
Qualys, Inc. *	11,881	705,137
RealPage, Inc. *	29,100	1,289,130
RingCentral, Inc., Class A *	31,163	1,508,289
Upland Software, Inc. *	17,368	376,191
Varonis Systems, Inc. *	9,802	475,887
Workiva, Inc. *	8,952	191,573
Zendesk, Inc. *	13,659	462,220
Zix Corp. *	44,752	196,014

		15,903,984

Specialty Retail - 1.8%
Aaron’s, Inc.	22,923	913,482
Children’s Place, Inc. (The)	5,422	788,088
Citi Trends, Inc.	7,878	208,452
Conn’s, Inc. *(a)	21,661	770,049
Five Below, Inc. *	15,364	1,018,940
Haverty Furniture Cos., Inc.	10,519	238,255
Lithia Motors, Inc., Class A	4,409	500,818
Lumber Liquidators Holdings, Inc. *	14,709	461,716
Restoration Hardware Holdings, Inc. *	10,397	896,325
Sleep Number Corp. *	11,697	439,690
Tilly’s, Inc., Class A	24,211	357,354

		6,593,169

Technology Hardware, Storage & Peripherals - 0.1%
Intevac, Inc. *	21,392	146,535
Pure Storage, Inc., Class A *	9,043	143,422

		289,957

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.	1,523	$109,473
Crocs, Inc. *	8,389	106,037
Culp, Inc.	11,894	398,449
Deckers Outdoor Corp. *	1,371	110,023
Movado Group, Inc.	5,631	181,318
Perry Ellis International, Inc. *	7,211	180,563
Unifi, Inc. *	5,876	210,772
Wolverine World Wide, Inc.	5,045	160,835

		1,457,470

Thrifts & Mortgage Finance - 2.7%
Beneficial Bancorp, Inc.	9,339	153,627
Dime Community Bancshares, Inc.	5,223	109,422
Essent Group Ltd. *	29,966	1,301,124
Federal Agricultural Mortgage Corp., Class C	6,143	480,628
First Defiance Financial Corp.	3,000	155,910
Flagstar Bancorp, Inc. *	10,097	377,830
Kearny Financial Corp.	7,850	113,432
LendingTree, Inc. *	6,124	2,084,916
Meridian Bancorp, Inc.	20,278	417,727
Meta Financial Group, Inc.	1,878	173,997
MGIC Investment Corp. *	127,086	1,793,183
Nationstar Mortgage Holdings, Inc. *	7,348	135,938
NMI Holdings, Inc., Class A *	31,611	537,387
Northfield Bancorp, Inc.	9,328	159,322
Radian Group, Inc.	30,523	629,079
Walker & Dunlop, Inc. *	12,133	576,317
Waterstone Financial, Inc.	27,441	467,869
WSFS Financial Corp.	7,662	366,627

		10,034,335

Trading Companies & Distributors - 1.8%
Aircastle Ltd.	5,512	128,926
Applied Industrial Technologies, Inc.	7,319	498,424
Beacon Roofing Supply, Inc. *	2,377	151,558
CAI International, Inc. *	17,416	493,221
DXP Enterprises, Inc. *	6,458	190,963
GATX Corp.	8,998	559,316
GMS, Inc. *	5,417	203,896
H&E Equipment Services, Inc.	10,823	439,955
Herc Holdings, Inc. *	1,717	107,501
Kaman Corp.	2,836	166,870
Rush Enterprises, Inc., Class A *	16,672	847,104
SiteOne Landscape Supply, Inc. *	16,350	1,254,045
Textainer Group Holdings Ltd. *	21,055	452,682
Triton International Ltd. *	32,240	1,207,388

		6,701,849

Water Utilities - 0.5%
American States Water Co.	6,678	386,723
Cadiz, Inc. *(a)	13,263	188,998
California Water Service Group	5,024	227,838
Connecticut Water Service, Inc.	3,531	202,715
Middlesex Water Co.	7,010	279,769
SJW Group	6,372	406,725

		1,692,768

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	29,727	$668,858
Shenandoah Telecommunications Co.	12,109	409,284
Spok Holdings, Inc.	7,837	122,649

		1,200,791

TOTAL COMMON STOCKS (Cost $270,616,392)		360,452,645

	NO. OF RIGHTS
RIGHTS - 0.0%

Biotechnology - 0.0%
Durata Therapeutics, Inc., CVR (3)*(b)	9,900	—

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc., CVR (3)*(b)	4,000	—

TOTAL RIGHTS (Cost $–)		—

	NO. OF WARRANTS
WARRANTS - 0.0% (c)

Diversified Consumer Services - 0.0% (c)
Education Management LLC, expiring 1/5/2022 (3)*(b) (Cost $–)	6,600	1

	SHARES
SHORT-TERM INVESTMENTS - 3.1%

INVESTMENT COMPANIES - 3.1%
Limited Purpose Cash Investment Fund, 1.17% (2)(d) (Cost $11,602,096)	11,603,257	11,602,096

SECURITIES LENDING COLLATERAL - 5.4%

Investment Companies - 5.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (2)(d)(e)	3,379,265	3,379,265
Limited Purpose Cash Investment Fund 1.01% (2)(d)(e)	16,852,816	16,852,816

TOTAL SECURITIES LENDING COLLATERAL (Cost $20,232,081)		20,232,081

Total Investments In Securities At Value - 105.4% (Cost $302,450,569)		392,286,823

Liabilities In Excess Of Other Assets - (5.4)% (f)		(20,053,520)

Net Assets - 100.0%		372,233,303

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$50,927,769	13.7%
Consumer Staples	8,230,609	2.2
Energy	5,789,532	1.6
Financials	46,440,754	12.5
Health Care	86,249,177	23.2
Industrials	56,546,521	15.2
Information Technology	66,976,847	18.0
Materials	15,708,289	4.2
Real Estate	11,188,232	3.0
Telecommunication Services	3,158,817	0.8
Utilities	9,236,099	2.5
Short-Term Investments	11,602,096	3.1
Securities Lending Collateral	20,232,081	5.4

Total Investments In Securities At Value	392,286,823	105.4
Liabilities in Excess of Other Assets (f)	(20,053,520)	(5.4)

Net Assets	$372,233,303	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $19,431,924.
(b)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $1, which represents approximately 0.00% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of December 31, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	96	3/2018	USD	$7,375,200	$(46,527)

					$(46,527)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$268,043	$268,043

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.6%

Australia - 4.0%
AGL Energy Ltd.	52,908	$1,002,608
Alumina Ltd.	238,050	448,621
Amcor Ltd.	19,354	231,906
Aristocrat Leisure Ltd.	71,809	1,322,305
ASX Ltd.	4,892	208,826
AusNet Services	141,964	199,503
BHP Billiton plc	111,147	2,247,430
BlueScope Steel Ltd.	40,863	486,701
Challenger Ltd.	34,434	375,520
CIMIC Group Ltd.	14,105	564,136
Cochlear Ltd.	3,091	412,038
Computershare Ltd.	29,828	377,913
CSL Ltd.	22,711	2,495,795
Flight Centre Travel Group Ltd.	3,568	122,983
Fortescue Metals Group Ltd.	52,862	200,049
Goodman Group, REIT	47,358	310,313
Incitec Pivot Ltd.	54,550	165,290
Insurance Australia Group Ltd.	33,454	188,422
Macquarie Group Ltd.	7,263	561,756
Medibank Pvt Ltd.	92,539	236,977
Mirvac Group, REIT	65,663	120,085
National Australia Bank Ltd.	9,265	212,772
Orica Ltd.	12,346	173,572
Origin Energy Ltd. *	81,466	596,754
Qantas Airways Ltd.	211,971	831,149
REA Group Ltd.	3,516	209,650
SEEK Ltd.	8,938	132,172
South32 Ltd.	401,164	1,087,375
Treasury Wine Estates Ltd.	85,663	1,062,989

		16,585,610

Austria - 1.0%
ANDRITZ AG	8,061	454,856
Erste Group Bank AG *	11,724	508,067
OMV AG	29,529	1,868,417
Raiffeisen Bank International AG *	29,632	1,072,262
voestalpine AG	5,354	319,650

		4,223,252

Belgium - 0.8%
Ageas	8,381	409,409
KBC Group NV	16,717	1,424,513
Solvay SA	5,383	748,434
Telenet Group Holding NV *	2,970	206,910
Umicore SA	11,051	523,254

		3,312,520

Canada - 3.1%
BlackBerry Ltd. (1)*	24,718	276,086
Bombardier, Inc., Class B (1)*	154,839	373,240
CAE, Inc. (1)	10,652	197,871
Canadian National Railway Co. (1)	2,785	229,646
CCL Industries, Inc., Class B (1)	9,152	422,870
Constellation Software, Inc. (1)	874	529,837
Dollarama, Inc. (1)	11,994	1,498,534
Franco-Nevada Corp. (1)	4,284	342,379
Industrial Alliance Insurance & Financial Services, Inc. (1)	4,961	236,092

INVESTMENTS	SHARES	VALUE ($)
Canada - 3.1% (continued)
International Petroleum Corp. *	14,226	$62,146
Manulife Financial Corp. (1)	111,426	2,324,256
Methanex Corp. (1)	10,338	626,366
National Bank of Canada (1)	11,605	579,050
Onex Corp. (1)	3,817	279,944
Restaurant Brands International, Inc. (1)	30,789	1,892,654
Rogers Communications, Inc., Class B (1)	20,378	1,038,354
Shopify, Inc., Class A (1)*	13,117	1,326,414
Turquoise Hill Resources Ltd. (1)*	52,331	178,600
West Fraser Timber Co. Ltd. (1)	10,381	640,616

		13,054,955

Chile - 0.1%
Antofagasta plc	16,513	222,861

China - 0.7%
BOC Hong Kong Holdings Ltd.	470,500	2,377,801
Yangzijiang Shipbuilding Holdings Ltd.	498,400	546,507

		2,924,308

Denmark - 2.4%
AP Moller - Maersk A/S, Class B	442	770,400
Carlsberg A/S, Class B	2,408	288,811
Chr Hansen Holding A/S	3,461	324,477
Danske Bank A/S	33,561	1,306,261
DSV A/S	17,601	1,384,949
Genmab A/S *	3,645	603,648
H Lundbeck A/S	13,039	661,221
Novo Nordisk A/S, Class B	57,143	3,070,608
Novozymes A/S, Class B	2,202	125,706
Orsted A/S (a)	12,795	697,440
Tryg A/S	15,092	377,527
Vestas Wind Systems A/S	5,111	353,172
William Demant Holding A/S *	4,273	119,355

		10,083,575

Finland - 1.0%
Fortum OYJ	18,839	372,850
Metso OYJ	9,324	318,090
Nokian Renkaat OYJ	4,704	213,422
Orion OYJ, Class B	11,894	443,469
Stora Enso OYJ, Class R	47,685	755,464
UPM-Kymmene OYJ	42,617	1,323,039
Wartsila OYJ Abp	11,358	716,647

		4,142,981

France - 10.4%
Accor SA	3,636	187,181
Air Liquide SA	3,179	399,646
Airbus SE	29,856	2,967,294
AXA SA	23,258	689,210
BNP Paribas SA	58,630	4,361,404
Bouygues SA	5,122	265,769
Capgemini SE	10,168	1,204,317
Cie Generale des Etablissements Michelin	4,645	664,492
CNP Assurances	10,550	243,361
Credit Agricole SA	107,130	1,768,936
Danone SA	2,756	230,928

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
France - 10.4% (continued)
Dassault Systemes SE	13,270	$1,409,000
Edenred	7,656	221,640
Essilor International Cie Generale d’Optique SA	5,156	710,196
Hermes International	2,446	1,308,544
Ingenico Group SA	1,511	161,308
Ipsen SA	4,868	579,396
JCDecaux SA	3,627	145,878
Kering	5,684	2,675,613
Legrand SA	2,988	229,714
L’Oreal SA	2,566	568,577
LVMH Moet Hennessy Louis Vuitton SE	16,345	4,797,345
Natixis SA	69,229	546,806
Orange SA	33,131	574,188
Pernod Ricard SA	4,394	694,933
Peugeot SA	17,342	352,238
Safran SA	6,111	630,323
Sanofi	39,333	3,386,256
Schneider Electric SE *	10,401	881,802
SCOR SE	9,686	389,315
SEB SA	1,036	191,774
Societe Generale SA	42,705	2,201,679
Sodexo SA	3,300	442,393
Thales SA	10,677	1,149,057
TOTAL SA	13,221	729,798
Valeo SA	12,850	957,208
Veolia Environnement SA	28,559	728,231
Vinci SA	27,859	2,844,172
Vivendi SA	30,525	819,277

		43,309,199

Germany - 7.7%
adidas AG	13,936	2,787,058
Allianz SE (Registered)	31,332	7,170,261
Bayer AG (Registered)	21,516	2,673,648
Commerzbank AG *	81,667	1,218,250
Covestro AG (a)	13,908	1,432,058
Deutsche Boerse AG	7,746	896,565
Deutsche Post AG (Registered)	46,786	2,223,906
Deutsche Wohnen SE	6,161	268,723
E.ON SE	166,667	1,806,033
Fraport AG Frankfurt Airport Services Worldwide	6,327	694,950
Hannover Rueck SE	6,175	774,740
HOCHTIEF AG	4,025	710,845
HUGO BOSS AG	5,459	463,241
Infineon Technologies AG	106,936	2,912,318
KION Group AG	5,023	432,386
LANXESS AG	9,152	725,473
Merck KGaA	3,574	383,622
OSRAM Licht AG	3,010	269,526
RWE AG *	44,239	900,283
SAP SE	14,015	1,567,933
Siemens AG (Registered)	3,552	491,802
Telefonica Deutschland Holding AG	25,542	127,831
United Internet AG (Registered)	6,412	439,358
Vonovia SE	6,186	306,500
Zalando SE *(a)	7,878	415,390

		32,092,700

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 3.3%
AIA Group Ltd.	165,200	$1,405,134
ASM Pacific Technology Ltd.	36,900	511,915
Bank of East Asia Ltd. (The)	38,600	166,934
CK Asset Holdings Ltd.	90,000	784,545
CLP Holdings Ltd.	27,500	281,336
Galaxy Entertainment Group Ltd.	239,000	1,908,127
Hang Lung Group Ltd.	44,000	161,777
Hang Lung Properties Ltd.	113,000	275,265
Hang Seng Bank Ltd.	30,400	754,192
Henderson Land Development Co. Ltd.	19,000	124,925
Hong Kong & China Gas Co. Ltd.	77,749	152,255
Hysan Development Co. Ltd.	39,000	206,685
Kerry Properties Ltd.	52,500	235,846
Link REIT	30,000	277,554
MTR Corp. Ltd.	46,500	272,171
New World Development Co. Ltd.	328,000	491,599
NWS Holdings Ltd.	109,000	196,294
PCCW Ltd.	302,000	175,273
Power Assets Holdings Ltd.	16,500	139,077
Sands China Ltd.	64,800	333,541
Shangri-La Asia Ltd.	150,000	339,689
Sino Land Co. Ltd.	134,000	237,061
SJM Holdings Ltd.	411,000	367,243
Sun Hung Kai Properties Ltd.	25,000	416,226
Techtronic Industries Co. Ltd.	82,500	536,698
WH Group Ltd. (a)	911,500	1,027,290
Wharf Holdings Ltd. (The)	149,000	513,825
Wharf Real Estate Investment Co. Ltd. (1)*	123,000	818,651
Wheelock & Co. Ltd.	102,000	727,081
Yue Yuen Industrial Holdings Ltd.	44,000	172,760

		14,010,969

Italy - 3.3%
Assicurazioni Generali SpA	68,514	1,247,055
Atlantia SpA	12,192	384,370
Enel SpA	362,761	2,230,716
Ferrari NV	17,399	1,823,073
GEDI Gruppo Editoriale SpA *	5,703	4,798
Intesa Sanpaolo SpA	882,116	2,926,739
Leonardo SpA	35,355	420,131
Mediobanca SpA	76,160	862,949
Prysmian SpA	23,402	762,557
Recordati SpA	8,232	365,826
Terna Rete Elettrica Nazionale SpA	19,967	116,069
UniCredit SpA *	122,113	2,277,926
UnipolSai Assicurazioni SpA	82,147	191,616

		13,613,825

Japan - 29.1%
Aisin Seiki Co. Ltd.	5,400	302,522
Alps Electric Co. Ltd.	7,600	216,185
Amada Holdings Co. Ltd.	14,000	190,079
ANA Holdings, Inc.	30,100	1,255,668
Asahi Glass Co. Ltd.	13,800	596,497
Asahi Group Holdings Ltd.	25,900	1,285,147
Asahi Kasei Corp.	114,600	1,474,833
Bandai Namco Holdings, Inc.	13,600	443,900
Bank of Kyoto Ltd. (The)	3,400	176,572
Benesse Holdings, Inc.	13,600	478,501

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.1% (continued)
Bridgestone Corp.	35,000	$1,619,879
Brother Industries Ltd.	37,300	916,817
Canon, Inc.	60,600	2,257,841
Chiba Bank Ltd. (The)	73,000	605,371
Chugai Pharmaceutical Co. Ltd.	7,200	367,983
Chugoku Bank Ltd. (The)	13,000	173,256
Coca-Cola Bottlers Japan, Inc.	8,500	310,154
Dai-ichi Life Holdings, Inc.	23,600	485,031
Daikin Industries Ltd.	1,800	212,693
Daito Trust Construction Co. Ltd.	1,400	285,224
Daiwa House Industry Co. Ltd.	41,000	1,572,243
Denso Corp.	16,300	976,513
Disco Corp.	3,900	864,394
FANUC Corp.	2,500	599,741
Fuji Electric Co. Ltd.	61,000	458,254
Fujitsu Ltd.	187,000	1,325,743
Fukuoka Financial Group, Inc.	47,000	262,998
Hachijuni Bank Ltd. (The)	30,700	175,430
Hikari Tsushin, Inc.	3,600	516,869
Hisamitsu Pharmaceutical Co., Inc.	4,000	241,659
Hitachi Chemical Co. Ltd.	13,900	355,922
Hitachi Construction Machinery Co. Ltd.	23,400	848,053
Hitachi High-Technologies Corp.	4,500	189,132
Hitachi Ltd.	305,000	2,366,251
Hoshizaki Corp.	2,300	203,769
Hoya Corp.	28,400	1,414,411
Idemitsu Kosan Co. Ltd.	12,400	496,691
IHI Corp.	6,100	202,315
Inpex Corp.	15,100	187,935
Isuzu Motors Ltd.	11,200	187,010
ITOCHU Corp.	87,900	1,638,590
JFE Holdings, Inc.	32,200	769,497
JXTG Holdings, Inc.	120,600	775,013
Kajima Corp.	92,000	883,927
Kamigumi Co. Ltd.	9,000	198,894
Kaneka Corp.	21,000	191,406
Kansai Electric Power Co., Inc. (The)	84,000	1,027,323
Kansai Paint Co. Ltd.	10,400	269,872
Kao Corp.	6,300	425,689
Keikyu Corp.	7,000	134,317
Keyence Corp.	6,480	3,619,930
Kirin Holdings Co. Ltd.	68,200	1,718,737
Kobe Steel Ltd.	16,200	149,504
Koito Manufacturing Co. Ltd.	10,500	735,140
Komatsu Ltd.	56,200	2,031,052
Konami Holdings Corp.	13,400	736,896
Kose Corp.	3,100	483,064
Kuraray Co. Ltd.	19,500	367,145
Kyocera Corp.	16,500	1,077,235
Kyushu Electric Power Co., Inc.	16,200	169,688
Lion Corp.	32,100	606,753
LIXIL Group Corp.	15,900	429,574
M3, Inc.	5,400	189,293
Makita Corp.	8,900	373,244
Marubeni Corp.	79,500	574,760
McDonald’s Holdings Co. Japan Ltd.	11,000	483,386
Mebuki Financial Group, Inc.	40,800	172,362
Medipal Holdings Corp.	8,800	171,808
MINEBEA MITSUMI, Inc.	58,300	1,215,973

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.1% (continued)
MISUMI Group, Inc.	28,900	$839,029
Mitsubishi Chemical Holdings Corp.	119,400	1,306,467
Mitsubishi Corp.	19,500	537,689
Mitsubishi Electric Corp.	20,500	339,738
Mitsubishi Gas Chemical Co., Inc.	40,600	1,162,580
Mitsubishi Motors Corp.	78,300	563,297
Mitsubishi Tanabe Pharma Corp.	21,900	451,361
Mitsubishi UFJ Financial Group, Inc.	430,001	3,129,525
Mitsui & Co. Ltd.	34,800	564,575
Mitsui Chemicals, Inc.	10,600	339,915
Mitsui OSK Lines Ltd.	12,000	398,810
Mixi, Inc.	7,100	317,995
Murata Manufacturing Co. Ltd.	1,700	227,610
Nabtesco Corp.	9,600	366,833
Nexon Co. Ltd. *	25,400	736,607
NGK Spark Plug Co. Ltd.	5,900	143,000
NH Foods Ltd.	17,000	414,107
Nidec Corp.	16,400	2,296,280
Nintendo Co. Ltd.	8,100	2,916,783
Nippon Electric Glass Co. Ltd.	13,100	498,604
Nippon Express Co. Ltd.	8,800	584,384
Nippon Paint Holdings Co. Ltd.	10,900	344,401
Nissan Chemical Industries Ltd.	5,700	227,058
Nisshin Seifun Group, Inc. (b)	6,400	129,175
Nitori Holdings Co. Ltd.	7,200	1,024,736
Nitto Denko Corp.	11,000	972,936
Nomura Holdings, Inc.	90,700	531,661
Nomura Real Estate Holdings, Inc.	5,400	120,649
Nomura Real Estate Master Fund, Inc., REIT	123	152,695
Nomura Research Institute Ltd.	8,500	394,539
NSK Ltd.	32,000	501,344
Obayashi Corp.	39,800	480,789
Obic Co. Ltd.	3,400	249,721
Oji Holdings Corp.	21,000	139,458
Omron Corp.	15,900	945,715
Oracle Corp. Japan	2,900	240,007
Oriental Land Co. Ltd.	12,600	1,146,343
Otsuka Corp.	8,200	628,001
Otsuka Holdings Co. Ltd.	7,400	324,543
Panasonic Corp.	135,000	1,970,179
Pola Orbis Holdings, Inc.	15,500	543,132
Recruit Holdings Co. Ltd.	96,300	2,391,125
Renesas Electronics Corp. *	55,800	647,137
Rohm Co. Ltd.	11,800	1,299,909
Ryohin Keikaku Co. Ltd.	2,000	622,578
Sega Sammy Holdings, Inc.	12,000	148,936
Seiko Epson Corp.	26,400	621,494
Sekisui Chemical Co. Ltd.	26,500	530,538
Sharp Corp. *(b)	26,800	917,337
Shimadzu Corp.	12,000	272,237
Shin-Etsu Chemical Co. Ltd.	21,600	2,188,577
Shionogi & Co. Ltd.	4,700	253,964
Shiseido Co. Ltd.	34,400	1,657,568
SMC Corp.	2,800	1,149,076
SoftBank Group Corp.	53,700	4,251,459
Sohgo Security Services Co. Ltd.	2,900	157,617
Sompo Holdings, Inc.	7,300	281,786
Sony Corp.	53,600	2,405,722
Sony Financial Holdings, Inc.	11,300	199,712

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.1% (continued)
Stanley Electric Co. Ltd.	11,500	$465,319
Start Today Co. Ltd.	34,900	1,059,323
Sumitomo Chemical Co. Ltd.	90,000	644,008
Sumitomo Corp.	59,200	1,004,136
Sumitomo Electric Industries Ltd.	8,500	143,287
Sumitomo Heavy Industries Ltd.	18,800	792,150
Sumitomo Metal Mining Co. Ltd.	17,100	782,330
Sumitomo Realty & Development Co. Ltd.	4,000	131,276
Sundrug Co. Ltd.	4,400	204,100
Suzuki Motor Corp.	32,400	1,875,430
T&D Holdings, Inc.	34,900	595,411
Taiheiyo Cement Corp.	11,500	495,118
Taisei Corp.	18,000	895,156
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	151,339
Takeda Pharmaceutical Co. Ltd.	49,500	2,802,575
Terumo Corp. (b)	3,900	184,508
THK Co. Ltd.	19,000	710,216
Toho Co. Ltd.	5,500	190,382
Tokyo Electron Ltd.	12,700	2,290,946
Toppan Printing Co. Ltd.	14,000	126,464
Tosoh Corp.	42,500	958,809
TOTO Ltd.	4,800	282,644
Toyoda Gosei Co. Ltd.	7,500	190,288
Toyota Tsusho Corp.	19,000	763,292
Trend Micro, Inc.	15,200	860,367
Tsuruha Holdings, Inc.	1,400	190,162
Unicharm Corp.	7,400	192,157
USS Co. Ltd.	6,400	135,339
West Japan Railway Co.	6,900	503,383
Yahoo Japan Corp.	44,900	205,709
Yakult Honsha Co. Ltd.	12,000	905,464
Yamada Denki Co. Ltd.	24,800	136,580
Yamaha Corp.	8,700	320,915
Yamaha Motor Co. Ltd.	27,500	900,853
Yaskawa Electric Corp.	35,700	1,564,200
Yokogawa Electric Corp.	17,800	339,849
Yokohama Rubber Co. Ltd. (The)	9,400	229,607

		122,141,693

Luxembourg - 0.2%
ArcelorMittal *	27,201	882,489

Macau - 0.3%
MGM China Holdings Ltd.	158,800	479,208
Wynn Macau Ltd.	264,000	834,628

		1,313,836

Netherlands - 3.6%
ABN AMRO Group NV, CVA (a)	23,987	773,362
Aegon NV	77,718	493,818
Akzo Nobel NV	6,826	598,949
ASML Holding NV	25,614	4,453,210
EXOR NV	17,289	1,059,854
ING Groep NV	163,617	3,003,473
Koninklijke DSM NV	8,012	765,338
Koninklijke Philips NV	68,708	2,594,323
NN Group NV	22,829	987,436
Randstad Holding NV	3,205	196,656
Wolters Kluwer NV	4,254	221,760

		15,148,179

INVESTMENTS	SHARES	VALUE ($)
Norway - 0.7%
DNB ASA	74,452	$1,378,212
Norsk Hydro ASA	136,796	1,037,025
Telenor ASA	14,695	314,573

		2,729,810

Portugal - 0.0% (c)
Jeronimo Martins SGPS SA	7,219	140,195

Singapore - 1.8%
Ascendas REIT	103,900	210,870
CapitaLand Commercial Trust, REIT	140,800	202,811
CapitaLand Mall Trust, REIT	113,500	180,571
City Developments Ltd.	28,800	267,844
ComfortDelGro Corp. Ltd.	125,500	185,425
DBS Group Holdings Ltd.	123,400	2,282,441
Genting Singapore plc	594,200	580,319
Global Logistic Properties Ltd.	279,900	704,823
Jardine Cycle & Carriage Ltd.	6,800	206,409
Keppel Corp. Ltd.	21,200	116,011
Oversea-Chinese Banking Corp. Ltd.	134,400	1,241,619
United Overseas Bank Ltd.	66,600	1,312,887
UOL Group Ltd.	32,800	216,948

		7,708,978

South Africa - 0.1%
Mondi plc	10,030	260,666

Spain - 3.4%
ACS Actividades de Construccion y Servicios SA	4,951	193,404
Aena SME SA (a)	6,752	1,366,466
Amadeus IT Group SA	15,160	1,090,952
Banco Bilbao Vizcaya Argentaria SA	96,382	819,075
Banco de Sabadell SA	291,917	578,710
Banco Santander SA	822,100	5,389,882
Bankia SA	59,292	282,998
CaixaBank SA	329,086	1,529,862
Grifols SA	29,384	859,160
Iberdrola SA	195,343	1,512,207
Mapfre SA	149,658	480,052
Repsol SA	12,142	214,385

		14,317,153

Sweden - 3.1%
Alfa Laval AB	10,973	259,547
Atlas Copco AB, Class A	48,220	2,080,986
Boliden AB	33,439	1,143,538
Electrolux AB, Series B	6,023	193,913
Hexagon AB, Class B	4,005	200,907
Husqvarna AB, Class B	47,017	447,343
Industrivarden AB, Class C	17,386	428,875
Investor AB, Class B	44,325	2,021,560
L E Lundbergforetagen AB, Class B	2,349	175,473
Nordea Bank AB	66,726	807,916
Sandvik AB	110,007	1,925,639
Skandinaviska Enskilda Banken AB, Class A	25,607	300,687
Tele2 AB, Class B	35,151	432,007
Volvo AB, Class B	128,950	2,401,293

		12,819,684

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 5.7%
ABB Ltd. (Registered)	16,350	$437,924
Adecco Group AG (Registered) *	2,978	227,579
Baloise Holding AG (Registered)	4,695	729,817
Barry Callebaut AG (Registered) *	66	137,569
Cie Financiere Richemont SA (Registered)	34,014	3,080,576
Coca-Cola HBC AG *	15,239	497,676
Dufry AG (Registered) *	3,000	445,320
EMS-Chemie Holding AG (Registered)	901	601,115
Ferguson plc	7,753	556,386
Geberit AG (Registered)	1,169	514,555
Glencore plc *	690,389	3,613,470
Julius Baer Group Ltd. *	13,256	810,632
Kuehne + Nagel International AG (Registered)	2,284	404,084
LafargeHolcim Ltd. (Registered) *	2,215	124,753
Lonza Group AG (Registered) *	7,830	2,111,800
Partners Group Holding AG	2,964	2,030,913
Schindler Holding AG	642	147,654
Sika AG	214	1,697,876
Sonova Holding AG (Registered)	1,223	190,902
STMicroelectronics NV	80,448	1,754,897
Straumann Holding AG (Registered)	1,540	1,086,392
Swatch Group AG (The)	2,434	991,072
Swiss Life Holding AG (Registered) *	1,095	387,054
Zurich Insurance Group AG	4,185	1,272,422

		23,852,438

United Kingdom - 11.7%
3i Group plc	56,789	699,136
Admiral Group plc	13,052	352,042
Anglo American plc	96,198	2,000,820
Ashtead Group plc	29,553	792,655
Associated British Foods plc	3,319	126,238
AstraZeneca plc	6,894	475,725
Auto Trader Group plc (a)	55,734	264,913
Aviva plc	36,331	247,789
BAE Systems plc	162,722	1,257,243
Barclays plc	153,278	419,579
Barratt Developments plc	64,724	564,618
Berkeley Group Holdings plc	5,516	312,017
British American Tobacco plc	19,848	1,341,701
Bunzl plc	15,969	446,177
CNH Industrial NV	94,055	1,258,319
Compass Group plc	102,281	2,205,404
Croda International plc	4,629	275,947
DCC plc	1,961	197,349
Diageo plc	49,803	1,825,497
Direct Line Insurance Group plc	141,918	730,280
easyJet plc	16,101	317,480
Experian plc	37,600	828,805
Fiat Chrysler Automobiles NV *	114,409	2,042,579
GlaxoSmithKline plc	15,575	275,821
Hargreaves Lansdown plc	25,853	627,860
HSBC Holdings plc	685,752	7,082,497
Inmarsat plc	21,388	141,477
InterContinental Hotels Group plc	4,330	275,409

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 11.7% (continued)
International Consolidated Airlines Group SA	178,577	$1,547,571
Intertek Group plc	14,454	1,010,820
ITV plc	218,085	486,685
Legal & General Group plc	133,260	490,607
Merlin Entertainments plc	36,725	179,917
National Grid plc	37,232	438,910
Old Mutual plc	78,992	246,724
Persimmon plc	33,854	1,250,712
Prudential plc	51,752	1,325,385
Reckitt Benckiser Group plc	8,348	778,814
RELX NV	45,946	1,056,043
Rio Tinto plc	57,603	3,021,715
Rolls-Royce Holdings plc *	13,134	149,895
Rolls-Royce Holdings plc (Preference) (3)*(d)	604,164	816
Royal Mail plc	29,034	177,386
Sage Group plc (The)	75,004	806,330
Schroders plc	3,675	173,961
Severn Trent plc	5,220	152,103
Smith & Nephew plc	18,671	323,066
St James’s Place plc	20,354	336,251
Standard Chartered plc *	20,246	212,615
Taylor Wimpey plc	76,654	213,267
Unilever NV, CVA	91,376	5,144,743
Vodafone Group plc	246,481	779,125
Weir Group plc (The)	16,675	477,018
Whitbread plc	7,536	406,525
WPP plc	15,216	274,888

		48,847,269

United States - 0.1%
QIAGEN NV *	19,488	607,841

TOTAL COMMON STOCKS (Cost $330,412,002)		408,346,986

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.24% (e)	15	15
Limited Purpose Cash Investment Fund, 1.17% (e)	7,601,226	7,600,466

TOTAL SHORT-TERM INVESTMENTS (Cost $7,600,481)		7,600,481

SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (e)(f)	52,348	52,348

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)

Investment Companies - 0.1% (continued)
Limited Purpose Cash Investment Fund 1.01% (e)(f)	261,066	$261,066

TOTAL SECURITIES LENDING COLLATERAL (Cost $313,414)		313,414

Total Investments In Securities At Value - 99.5% (Cost $338,325,897)		416,260,881

Other Assets In Excess Of Liabilities - 0.5% (g)		2,159,201

Net Assets - 100.0%		418,420,082

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$63,494,541	15.2%
Consumer Staples	22,931,369	5.5
Energy	4,931,140	1.2
Financials	93,085,397	22.2
Health Care	30,983,552	7.4
Industrials	71,406,616	17.1
Information Technology	48,115,464	11.5
Materials	43,315,372	10.3
Real Estate	10,322,614	2.5
Telecommunication Services	7,834,288	1.9
Utilities	11,926,633	2.8
Short-Term Investments	7,600,481	1.8
Securities Lending Collateral	313,414	0.1

Total Investments In Securities At Value	416,260,881	99.5
Other Assets in Excess of Liabilities (g)	2,159,201	0.5

Net Assets	$418,420,082	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $5,976,919, which represents approximately 1.43% of net assets of the fund.
(b)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $867,111; additional non-cash collateral of $600,160 was received.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $816, which represents approximately 0.00% of net assets of the fund.
(e)	Represents 7-day effective yield as of December 31, 2017.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SGPS - Sociedade Gestora de Participacões Sociais

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	46	3/2018	USD	$4,704,650	$19,970

					$19,970

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$146,839	$146,839

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.2%
Brazil - 6.6%
B3 SA - Brasil Bolsa Balcao (1)*	6,200	$42,578
Banco Bradesco SA, ADR (1)*	7,487	76,667
Banco do Brasil SA (1)*	2,300	22,063
Banco Santander Brasil SA, ADR (1)	4,154	40,169
BR Malls Participacoes SA (1)	1,820	6,985
Braskem SA (Preference), Class A (1)	2,600	33,602
Cia Brasileira de Distribuicao, ADR (1)*	965	22,745
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	1,948	20,357
Cia Siderurgica Nacional SA (1)*	100	253
EDP - Energias do Brasil SA (1)*	2,700	11,396
Equatorial Energia SA (1)	2,300	45,520
Fibria Celulose SA, ADR (1)	1,890	27,783
Hypermarcas SA (1)	1,300	14,109
Itau Unibanco Holding SA, ADR (1)	12,221	158,872
Itausa - Investimentos Itau SA (Preference) (1)	14,300	46,645
Kroton Educacional SA (1)	2,200	12,203
Localiza Rent a Car SA (1)*	5,985	39,803
Lojas Americanas SA (Preference) (1)*	1,540	7,916
Lojas Renner SA (1)*	3,260	34,879
M Dias Branco SA (1)*	900	14,136
Multiplan Empreendimentos Imobiliarios SA (1)*	200	4,275
Odontoprev SA (1)	1,000	4,796
Petroleo Brasileiro SA (Preference) (1)*	800	3,883
Qualicorp SA (1)	3,400	31,775
Raia Drogasil SA (1)*	2,500	69,187
Rumo SA (1)*	2,300	8,993
Suzano Papel e Celulose SA (1)*	1,400	7,888
Telefonica Brasil SA, ADR (1)	1,078	15,987
TIM Participacoes SA, ADR (1)*	1,272	24,562
Ultrapar Participacoes SA (1)	300	6,783
Vale SA, ADR (1)*	2,670	32,654
WEG SA (1)	2,300	16,717

		906,181

Chile - 2.2%
Banco de Chile, ADR (1)	296	28,573
Banco Santander Chile, ADR (1)	1,550	48,469
Cia Cervecerias Unidas SA, ADR (1)	352	10,412
Embotelladora Andina SA (Preference), Class B (1)	2,599	12,968
Empresas COPEC SA (1)	1,532	24,186
Enel Americas SA, ADR (1)	2,166	24,194
Latam Airlines Group SA, ADR (1)	3,470	48,233
SACI Falabella (1)	1,956	19,497
Sociedad Quimica y Minera de Chile SA, ADR (1)	1,319	78,310

		294,842

INVESTMENTS	SHARES	VALUE ($)
China - 32.7%
3SBio, Inc. *(a)	23,500	$46,065
AAC Technologies Holdings, Inc.	6,500	115,040
Agricultural Bank of China Ltd., Class H	38,000	17,660
Air China Ltd., Class H	30,000	36,331
Aluminum Corp. of China Ltd., Class H *	68,000	48,543
Anhui Conch Cement Co. Ltd., Class H	15,000	70,406
ANTA Sports Products Ltd.	12,000	54,426
Beijing Capital International Airport Co. Ltd., Class H	20,000	30,103
Beijing Enterprises Water Group Ltd. *	26,000	20,086
Brilliance China Automotive Holdings Ltd.	28,000	74,407
BYD Co. Ltd., Class H	7,500	65,156
China Construction Bank Corp., Class H	52,000	47,869
China Evergrande Group *	26,000	89,270
China Huarong Asset Management Co. Ltd., Class H (a)	43,000	20,268
China Jinmao Holdings Group Ltd.	26,000	11,423
China Medical System Holdings Ltd.	8,000	18,622
China Mengniu Dairy Co. Ltd. *	25,000	74,263
China Merchants Bank Co. Ltd., Class H	76,500	302,868
China Merchants Port Holdings Co. Ltd.	2,000	5,224
China National Building Material Co. Ltd., Class H	24,000	21,390
China Pacific Insurance Group Co. Ltd., Class H	10,000	47,856
China Resources Beer Holdings Co. Ltd.	14,000	50,155
China Resources Gas Group Ltd.	2,000	7,239
China Resources Land Ltd.	4,000	11,735
China Shenhua Energy Co. Ltd., Class H	39,500	102,046
China Southern Airlines Co. Ltd., Class H	42,000	43,292
China Taiping Insurance Holdings Co. Ltd.	8,000	29,859
China Unicom Hong Kong Ltd. *	14,000	18,928
China Vanke Co. Ltd., Class H	23,800	94,712
Country Garden Holdings Co. Ltd.	85,000	161,483
CSPC Pharmaceutical Group Ltd.	40,000	80,585
Dongfeng Motor Group Co. Ltd., Class H	4,000	4,828
ENN Energy Holdings Ltd.	6,000	42,675
Fosun International Ltd.	15,500	34,255
Fuyao Glass Industry Group Co. Ltd., Class H (a)	13,200	55,531
Geely Automobile Holdings Ltd.	55,000	189,442
Great Wall Motor Co. Ltd., Class H	25,500	29,106
Guangzhou Automobile Group Co. Ltd., Class H	30,000	70,861
Guangzhou R&F Properties Co. Ltd., Class H	15,200	34,174

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
China - 32.7% (continued)
Haitian International Holdings Ltd.	9,000	$27,071
Hanergy Thin Film Power Group Ltd. (3)*(b)	86,000	—
Hengan International Group Co. Ltd.	500	5,536
Industrial & Commercial Bank of China Ltd., Class H	141,001	113,031
Jiangsu Expressway Co. Ltd., Class H	6,000	9,122
Kingsoft Corp. Ltd.	3,000	9,939
Kunlun Energy Co. Ltd.	16,000	16,629
Longfor Properties Co. Ltd.	16,500	41,280
Minth Group Ltd.	8,000	48,108
New China Life Insurance Co. Ltd., Class H	8,500	57,968
Ping An Insurance Group Co. of China Ltd., Class H	60,500	627,510
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,000	2,907
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	10,000	64,127
Shenzhou International Group Holdings Ltd.	5,000	47,524
Sihuan Pharmaceutical Holdings Group Ltd.	46,000	16,511
Sino-Ocean Group Holding Ltd.	40,500	27,889
Sinopec Shanghai Petrochemical Co. Ltd., Class H	42,000	23,876
SOHO China Ltd.	27,500	16,057
Sunac China Holdings Ltd.	23,000	94,768
Sunny Optical Technology Group Co. Ltd.	6,000	76,184
Tencent Holdings Ltd.	12,200	631,447
Tingyi Cayman Islands Holding Corp.	14,000	27,220
TravelSky Technology Ltd., Class H	14,000	41,850
Weichai Power Co. Ltd., Class H	34,000	37,144
Yanzhou Coal Mining Co. Ltd., Class H	34,000	39,650
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,000	6,490
ZTE Corp., Class H *	25,000	93,444

		4,481,464

Hong Kong - 1.7%
China Gas Holdings Ltd.	17,600	48,554
GCL-Poly Energy Holdings Ltd. *	70,000	12,490
Haier Electronics Group Co. Ltd. *	13,000	35,435
Nine Dragons Paper Holdings Ltd.	28,000	44,740
Shimao Property Holdings Ltd.	11,000	23,863
Sino Biopharmaceutical Ltd.	37,000	65,413

		230,495

Hungary - 1.0%
MOL Hungarian Oil & Gas plc	4,832	56,024
OTP Bank plc	1,704	70,377
Richter Gedeon Nyrt	491	12,841

		139,242

India - 3.1%
ICICI Bank Ltd., ADR (1)	10,528	102,437
Larsen & Toubro Ltd., GDR (c)	1,823	35,104
Reliance Industries Ltd., GDR (a)	6,268	177,944
State Bank of India, GDR (c)	231	11,223

INVESTMENTS	SHARES	VALUE ($)
India - 3.1% (continued)
Vedanta Ltd., ADR (1)	1,705	$35,515
Wipro Ltd., ADR (1)(d)	10,177	55,668

		417,891

Indonesia - 2.7%
Adaro Energy Tbk. PT	209,800	28,683
Bank Central Asia Tbk. PT	52,100	84,061
Bank Mandiri Persero Tbk. PT	28,500	16,782
Bank Negara Indonesia Persero Tbk. PT	48,800	35,601
Bank Rakyat Indonesia Persero Tbk. PT	247,000	66,286
Indofood CBP Sukses Makmur Tbk. PT	11,300	7,412
Pakuwon Jati Tbk. PT	147,600	7,441
Telekomunikasi Indonesia Persero Tbk. PT	195,000	63,822
Unilever Indonesia Tbk. PT	2,100	8,649
United Tractors Tbk. PT	17,800	46,408
XL Axiata Tbk. PT *	42,800	9,342

		374,487

Malaysia - 1.3%
AirAsia Bhd.	19,800	16,390
CIMB Group Holdings Bhd.	29,300	47,321
Dialog Group Bhd.	14,700	9,111
Genting Malaysia Bhd.	9,100	12,647
Hartalega Holdings Bhd.	18,100	47,745
Malayan Banking Bhd.	11,400	27,589
Malaysia Airports Holdings Bhd.	6,400	13,906

		174,709

Mexico - 0.7%
America Movil SAB de CV, Class L, ADR (1)	3,149	54,005
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	1,200	12,334
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	95	17,338
Infraestructura Energetica Nova SAB de CV (1)	1,700	8,339

		92,016

Peru - 1.7%
Credicorp Ltd. (1)	248	51,443
Southern Copper Corp. (1)	3,708	175,944

		227,387

Poland - 3.5%
Alior Bank SA *	887	20,210
Bank Millennium SA *	12,652	32,445
Bank Zachodni WBK SA	250	28,411
CCC SA	445	36,389
Grupa Lotos SA	1,845	30,526
Jastrzebska Spolka Weglowa SA *	1,003	27,661
KGHM Polska Miedz SA	428	13,629
LPP SA	15	38,331
mBank SA *	182	24,262
PGE Polska Grupa Energetyczna SA *	6,474	22,376
Polski Koncern Naftowy ORLEN SA	1,477	44,893
Polskie Gornictwo Naftowe i Gazownictwo SA	17,995	32,499

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Poland - 3.5% (continued)
Powszechna Kasa Oszczednosci Bank Polski SA *	5,938	$75,384
Powszechny Zaklad Ubezpieczen SA	4,069	49,217

		476,233

Russia - 0.6%
Mobile TeleSystems PJSC, ADR (1)	2,752	28,043
Novolipetsk Steel PJSC, GDR (c)	945	23,977
Tatneft PJSC, ADR	659	32,453

		84,473

South Africa - 6.0%
Bid Corp. Ltd.	293	7,121
Bidvest Group Ltd. (The)	1,271	22,306
Capitec Bank Holdings Ltd.	492	43,608
Discovery Ltd.	1,852	27,847
Exxaro Resources Ltd.	3,159	41,421
Imperial Holdings Ltd.	763	16,123
Naspers Ltd., Class N	1,870	518,090
PSG Group Ltd.	1,297	28,298
Sappi Ltd.	4,065	29,385
Shoprite Holdings Ltd.	1,158	20,700
Standard Bank Group Ltd.	3,067	48,291
Tiger Brands Ltd.	486	18,043

		821,233

South Korea - 17.5%
Celltrion, Inc. *	328	67,658
Cheil Worldwide, Inc.	723	14,315
CJ E&M Corp. *	89	8,121
Coway Co. Ltd.	66	6,015
Daelim Industrial Co. Ltd. *	60	4,618
DB Insurance Co. Ltd. *	98	6,514
E-MART, Inc. *	71	17,955
GS Holdings Corp. *	197	11,439
Hana Financial Group, Inc.	1,640	76,230
Hanmi Pharm Co. Ltd. *	22	12,217
Hanmi Science Co. Ltd. *	103	10,665
Hanon Systems	682	8,858
Hanwha Chemical Corp.	459	13,541
Hanwha Life Insurance Co. Ltd. *	1,327	8,553
Hotel Shilla Co. Ltd. *	284	22,497
Hyosung Corp. *	150	19,525
Hyundai Development Co.-Engineering & Construction*	177	6,368
Hyundai Heavy Industries Co. Ltd. *	44	4,127
Hyundai Marine & Fire Insurance Co. Ltd. *	562	24,648
Hyundai Robotics Co. Ltd. *	43	15,322
Kakao Corp. *	716	91,347
KB Financial Group, Inc.	1,820	107,713
Korea Aerospace Industries Ltd. *	162	7,179
Korea Investment Holdings Co. Ltd. *	437	28,137
LG Chem Ltd.	222	83,946
LG Corp. *	472	40,112
LG Electronics, Inc.	567	56,062
LG Household & Health Care Ltd. *	41	45,512
LG Innotek Co. Ltd. *	246	32,992
Lotte Chemical Corp. *	68	23,349
Lotte Shopping Co. Ltd. *	41	7,615
Medy-Tox, Inc.	33	14,937

INVESTMENTS	SHARES	VALUE ($)
South Korea - 17.5% (continued)
Mirae Asset Daewoo Co. Ltd. *	2,140	$18,311
NAVER Corp. *	16	12,998
NCSoft Corp. *	153	63,848
NH Investment & Securities Co. Ltd. *	1,215	15,727
OCI Co. Ltd. *	110	13,977
Pan Ocean Co. Ltd. *	4,799	23,581
POSCO	398	123,798
Samsung Biologics Co. Ltd. *(a)	175	60,530
Samsung Electro-Mechanics Co. Ltd. *	545	50,805
Samsung Electronics Co. Ltd.	274	651,000
Samsung Life Insurance Co. Ltd. *	176	20,418
Samsung SDI Co. Ltd.	396	75,496
Samsung SDS Co. Ltd. *	208	38,784
Shinhan Financial Group Co. Ltd.	210	9,693
Shinsegae, Inc. *	15	4,203
SK Holdings Co. Ltd. *	131	34,617
SK Hynix, Inc.	2,674	189,924
SK Innovation Co. Ltd.	195	37,200
S-Oil Corp.	272	29,709
Woori Bank	1,686	24,785

		2,397,491

Taiwan - 9.6%
Acer, Inc. *	12,000	9,715
Advantech Co. Ltd.	1,317	9,306
Catcher Technology Co. Ltd.	3,000	32,873
Cathay Financial Holding Co. Ltd.	29,600	53,030
Chailease Holding Co. Ltd.	8,960	25,991
China Life Insurance Co. Ltd.	26,248	26,332
CTBC Financial Holding Co. Ltd.	15,832	10,883
E.Sun Financial Holding Co. Ltd.	16,592	10,521
Evergreen Marine Corp. Taiwan Ltd. *	19,000	10,407
First Financial Holding Co. Ltd.	26,721	17,529
Formosa Chemicals & Fibre Corp.	14,000	48,300
Formosa Petrochemical Corp.	10,000	38,680
Formosa Plastics Corp.	17,000	56,251
General Interface Solution Holding Ltd.	3,000	19,887
Globalwafers Co. Ltd.	3,000	39,803
Hiwin Technologies Corp.	2,040	21,945
Hon Hai Precision Industry Co. Ltd.	28,441	90,430
Innolux Corp.	13,000	5,396
Inventec Corp.	8,000	6,367
MediaTek, Inc.	7,000	68,809
Nanya Technology Corp.	11,000	27,999
Powertech Technology, Inc.	5,000	14,725
President Chain Store Corp.	1,000	9,524
Quanta Computer, Inc.	8,000	16,607
Shin Kong Financial Holding Co. Ltd.	84,000	29,552
Standard Foods Corp.	2,537	6,303
Taiwan High Speed Rail Corp.	6,000	4,731
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	13,517	535,948
Uni-President Enterprises Corp.	7,000	15,502
United Microelectronics Corp.	31,000	14,720
Wistron Corp.	24,710	19,803
Yuanta Financial Holding Co. Ltd.	22,000	10,173

		1,308,042

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Thailand - 3.8%
Advanced Info Service PCL, NVDR	1,700	$9,957
Airports of Thailand PCL, NVDR	30,400	63,301
Bangkok Expressway & Metro PCL, NVDR	81,100	19,152
Berli Jucker PCL, NVDR	5,700	11,522
Bumrungrad Hospital PCL, NVDR	3,500	20,293
Central Pattana PCL, NVDR	17,900	46,805
CP ALL PCL, NVDR	23,500	55,463
Electricity Generating PCL, NVDR	600	3,975
Energy Absolute PCL, NVDR	14,100	22,680
Home Product Center PCL, NVDR	58,100	22,808
Indorama Ventures PCL, NVDR	21,800	35,564
IRPC PCL, NVDR	162,600	35,106
Kasikornbank PCL, NVDR	3,600	25,568
PTT Global Chemical PCL, NVDR	12,700	33,101
PTT PCL, NVDR	6,600	88,944
Thai Oil PCL, NVDR	8,100	25,703

		519,942

Turkey - 2.5%
Arcelik A/S	897	5,086
Aselsan Elektronik Sanayi ve Ticaret A/S	6,321	52,976
BIM Birlesik Magazalar A/S	1,874	38,538
Eregli Demir ve Celik Fabrikalari TAS	19,798	52,237
Ford Otomotiv Sanayi A/S	1,821	28,933
KOC Holding A/S	2,253	10,977
Petkim Petrokimya Holding A/S	13,894	28,468
TAV Havalimanlari Holding A/S	876	5,185
Tofas Turk Otomobil Fabrikasi A/S	780	6,788
Tupras Turkiye Petrol Rafinerileri A/S	703	22,529
Turk Hava Yollari AO *	13,041	53,984
Turkcell Iletisim Hizmetleri A/S	6,771	27,609
Turkiye Garanti Bankasi A/S	1,467	4,146
Turkiye Sise ve Cam Fabrikalari A/S	3,608	4,471

		341,927

TOTAL COMMON STOCKS (Cost $9,380,036)		13,288,055

EXCHANGE TRADED FUNDS - 2.1%

United States - 2.1%
iShares MSCI Emerging Markets Fund (Cost $282,347) (1)	6,021	283,710

SHORT-TERM INVESTMENTS - 0.2%

INVESTMENT COMPANIES - 0.2%
Limited Purpose Cash Investment Fund, 1.17% (e) (Cost $25,293)	25,295	25,293

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.17% (e)(f)	3,323	$3,323
Limited Purpose Cash Investment Fund 1.01% (e)(f)	16,573	16,573

TOTAL SECURITIES LENDING COLLATERAL (Cost $19,896)		19,896

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.6% (Cost $9,707,572)		13,616,954

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		53,887

NET ASSETS - 100.0%		$13,670,841

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,562,200	11.4%
Consumer Staples	537,346	3.9
Energy	1,005,130	7.4
Exchange Traded Fund	283,710	2.1
Financials	3,174,473	23.2
Health Care	591,794	4.3
Industrials	839,411	6.1
Information Technology	3,170,966	23.2
Materials	1,227,612	9.0
Real Estate	672,158	4.9
Telecommunication Services	252,255	1.9
Utilities	254,710	1.9
Short-Term Investments	25,293	0.2
Securities Lending Collateral	19,896	0.1

Total Investments In Securities At Value	13,616,954	99.6
Other Assets in Excess of Liabilities	53,887	0.4

Net Assets	$13,670,841	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $360,338, which represents approximately 2.64% of net assets of the fund.
(b)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2017, the value of these securities amounted to $70,304 or 0.51% of net assets.
(d)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $18,697.
(e)	Represents 7-day effective yield as of December 31, 2017.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference -  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 94.8%
Aerospace & Defense - 4.5%
Boeing Co. (The)	6,968	$2,054,933
BWX Technologies, Inc.	1,788	108,156
General Dynamics Corp.	5,825	1,185,096
Huntington Ingalls Industries, Inc.	1,500	353,550
Lockheed Martin Corp.	6,409	2,057,610
Northrop Grumman Corp.	5,895	1,809,234
Raytheon Co.	6,743	1,266,673
Textron, Inc.	2,100	118,839

		8,954,091

Air Freight & Logistics - 0.4%
FedEx Corp.	2,577	643,065
United Parcel Service, Inc., Class B	939	111,882
XPO Logistics, Inc. *	731	66,952

		821,899

Airlines - 0.7%
Alaska Air Group, Inc.	1,420	104,384
Delta Air Lines, Inc.	7,213	403,928
JetBlue Airways Corp. *	4,337	96,889
Southwest Airlines Co.	9,927	649,722
United Continental Holdings, Inc. *	2,545	171,533

		1,426,456

Auto Components - 0.1%
Adient plc	698	54,933
Aptiv plc	1,227	104,086
Delphi Technologies plc *	409	21,460
Goodyear Tire & Rubber Co. (The)	3,168	102,358

		282,837

Automobiles - 0.6%
Tesla, Inc. *(a)	2,018	628,304
Thor Industries, Inc.	3,683	555,102

		1,183,406

Banks - 8.9%
Bank of America Corp.	140,251	4,140,210
Citigroup, Inc.	32,611	2,426,585
Citizens Financial Group, Inc.	27,129	1,138,875
Comerica, Inc.	9,030	783,894
Fifth Third Bancorp	12,279	372,545
First Republic Bank	4,040	350,026
Huntington Bancshares, Inc.	28,408	413,620
JPMorgan Chase & Co.	32,999	3,528,913
KeyCorp	3,032	61,155
Regions Financial Corp.	82,334	1,422,732
Signature Bank *	600	82,356
SVB Financial Group *	1,998	467,072
TCF Financial Corp.	33,651	689,846
Western Alliance Bancorp *	7,022	397,586
Zions Bancorp	23,186	1,178,544

		17,453,959

Beverages - 0.9%
Constellation Brands, Inc., Class A	4,332	990,165
Dr Pepper Snapple Group, Inc.	5,100	495,006
Monster Beverage Corp. *	4,800	303,792
PepsiCo, Inc.	600	71,952

		1,860,915

Biotechnology - 1.7%
AbbVie, Inc.	8,882	858,978
ACADIA Pharmaceuticals, Inc. *	7,038	211,914
Alnylam Pharmaceuticals, Inc. *	756	96,050
Amgen, Inc.	901	156,684
BioMarin Pharmaceutical, Inc. *	864	77,043
Celgene Corp. *	3,501	365,364
Exelixis, Inc. *	7,740	235,296
Incyte Corp. *	2,919	276,458

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 1.7% (continued)
Ionis Pharmaceuticals, Inc. *	1,575	$79,222
Juno Therapeutics, Inc. *	969	44,293
Neurocrine Biosciences, Inc. *	810	62,848
Regeneron Pharmaceuticals, Inc. *	635	238,735
Seattle Genetics, Inc. *	3,162	169,167
Vertex Pharmaceuticals, Inc. *	3,153	472,509

		3,344,561

Building Products - 0.6%
AO Smith Corp.	5,764	353,218
Fortune Brands Home & Security, Inc.	3,768	257,882
Lennox International, Inc.	462	96,216
Masco Corp.	4,334	190,436
Owens Corning	626	57,554
USG Corp. *	3,769	145,333

		1,100,639

Capital Markets - 4.0%
BlackRock, Inc.	365	187,504
Cboe Global Markets, Inc.	2,598	323,685
Charles Schwab Corp. (The)	18,904	971,098
CME Group, Inc.	4,535	662,337
E*TRADE Financial Corp. *	15,352	760,999
Goldman Sachs Group, Inc. (The)	2,625	668,745
Interactive Brokers Group, Inc., Class A	2,788	165,077
Intercontinental Exchange, Inc.	4,335	305,878
LPL Financial Holdings, Inc.	9,563	546,430
MarketAxess Holdings, Inc.	314	63,349
Moody’s Corp.	2,560	377,882
Morgan Stanley	35,915	1,884,460
MSCI, Inc.	430	54,412
Northern Trust Corp.	2,636	263,310
Raymond James Financial, Inc.	1,908	170,384
S&P Global, Inc.	3,044	515,654

		7,921,204

Chemicals - 1.3%
Air Products & Chemicals, Inc.	1,700	278,936
Albemarle Corp.	1,374	175,721
Chemours Co. (The)	3,572	178,814
DowDuPont, Inc.	11,058	787,551
Ecolab, Inc.	1,821	244,342
FMC Corp.	591	55,944
Platform Specialty Products Corp. *	14,019	139,069
PPG Industries, Inc.	3,220	376,160
Sherwin-Williams Co. (The)	961	394,048

		2,630,585

Commercial Services & Supplies - 0.2%
Cintas Corp.	371	57,813
Republic Services, Inc.	1,427	96,480
Waste Management, Inc.	2,118	182,783

		337,076

Communications Equipment - 1.5%
Arista Networks, Inc. *	3,977	936,902
Cisco Systems, Inc.	33,377	1,278,339
CommScope Holding Co., Inc. *	2,611	98,774
EchoStar Corp., Class A *	1,306	78,229
F5 Networks, Inc. *	1,500	196,830
Harris Corp.	386	54,677
Juniper Networks, Inc.	7,300	208,050
Palo Alto Networks, Inc. *	1,100	159,434

		3,011,235

Construction & Engineering - 0.1%
Quanta Services, Inc. *	5,017	196,215

Construction Materials - 0.3%
Eagle Materials, Inc.	1,342	152,049
Martin Marietta Materials, Inc.	306	67,638
Vulcan Materials Co.	2,293	294,352

		514,039

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Consumer Finance - 0.6%
American Express Co.	3,614	$358,906
Credit Acceptance Corp. *(a)	195	63,079
Discover Financial Services	3,539	272,220
Santander Consumer USA Holdings, Inc.	18,692	348,045
SLM Corp. *	7,967	90,027

		1,132,277

Containers & Packaging - 0.1%
Avery Dennison Corp.	497	57,085
Ball Corp.	2,800	105,980
Berry Global Group, Inc. *	1,537	90,176

		253,241

Distributors - 0.1%
LKQ Corp. *	2,515	102,285

Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. *	2,514	128,893

Diversified Financial Services - 0.0% (b)
Berkshire Hathaway, Inc., Class B *	365	72,350

Diversified Telecommunication Services - 0.0% (b)
Zayo Group Holdings, Inc. *	2,420	89,056

Electric Utilities - 1.3%
Alliant Energy Corp.	1,353	57,651
American Electric Power Co., Inc.	3,848	283,097
Avangrid, Inc.	1,052	53,210
Edison International	5,102	322,651
Entergy Corp.	644	52,415
Eversource Energy	2,373	149,926
Exelon Corp.	1,625	64,041
NextEra Energy, Inc.	4,917	767,986
PG&E Corp.	3,527	158,116
Pinnacle West Capital Corp.	884	75,299
PPL Corp.	3,910	121,015
Xcel Energy, Inc.	9,473	455,746

		2,561,153

Electrical Equipment - 0.2%
Acuity Brands, Inc.	600	105,600
Eaton Corp. plc	2,886	228,023

		333,623

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	613	53,822
Cognex Corp.	7,562	462,492
Coherent, Inc. *	522	147,319
Corning, Inc.	11,812	377,866
Dolby Laboratories, Inc., Class A	1,816	112,592
IPG Photonics Corp. *	233	49,892
Universal Display Corp.	536	92,540

		1,296,523

Energy Equipment & Services - 0.1%
RPC, Inc.	9,564	244,169

Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	6,271	894,684
AvalonBay Communities, Inc.	3,772	672,962
Colony NorthStar, Inc., Class A	6,431	73,378
CoreSite Realty Corp.	585	66,631
Crown Castle International Corp.	1,172	130,104
CyrusOne, Inc.	2,326	138,467
DCT Industrial Trust, Inc.	921	54,136
Digital Realty Trust, Inc.	6,034	687,273
Equinix, Inc.	1,226	555,648
Equity LifeStyle Properties, Inc.	698	62,136
Essex Property Trust, Inc.	1,733	418,294
Extra Space Storage, Inc.	1,500	131,175

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.4% (continued)
Prologis, Inc.	2,442	$157,533
Public Storage	1,321	276,089
Realty Income Corp.	1,500	85,530
SBA Communications Corp. *	1,192	194,725
Sun Communities, Inc.	602	55,854
UDR, Inc.	2,100	80,892

		4,735,511

Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	816	151,874
Kroger Co. (The)	2,883	79,138
Sysco Corp.	1,418	86,115
Walgreens Boots Alliance, Inc.	1,551	112,634
Wal-Mart Stores, Inc.	1,288	127,190

		556,951

Food Products - 0.4%
Blue Buffalo Pet Products, Inc. *	3,011	98,731
Conagra Brands, Inc.	1,869	70,405
Pilgrim’s Pride Corp. *	3,191	99,112
Pinnacle Foods, Inc.	1,572	93,487
Tyson Foods, Inc., Class A	5,589	453,100

		814,835

Gas Utilities - 0.0% (b)
Atmos Energy Corp.	613	52,651

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	7,232	412,730
ABIOMED, Inc. *	805	150,865
Align Technology, Inc. *	2,376	527,924
Baxter International, Inc.	4,579	295,987
Becton Dickinson and Co.	1,603	343,138
Boston Scientific Corp. *	20,239	501,725
Cooper Cos., Inc. (The)	241	52,509
Danaher Corp.	5,248	487,119
DexCom, Inc. *	2,200	126,258
Edwards Lifesciences Corp. *	3,270	368,562
Hologic, Inc. *	1,943	83,063
IDEXX Laboratories, Inc. *	1,950	304,941
Intuitive Surgical, Inc. *	2,336	852,500
Medtronic plc	5,559	448,889
ResMed, Inc.	652	55,218
Stryker Corp.	3,273	506,791
Teleflex, Inc.	215	53,496

		5,571,715

Health Care Providers & Services - 4.1%
Aetna, Inc.	6,556	1,182,637
AmerisourceBergen Corp.	1,061	97,421
Anthem, Inc.	6,006	1,351,410
Centene Corp. *	3,673	370,532
Cigna Corp.	3,851	782,100
HCA Healthcare, Inc. *	2,023	177,700
Humana, Inc.	2,057	510,280
Quest Diagnostics, Inc.	599	58,996
UnitedHealth Group, Inc.	16,053	3,539,044

		8,070,120

Health Care Technology - 0.1%
athenahealth, Inc. *	731	97,252
Veeva Systems, Inc., Class A *	3,215	177,725

		274,977

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.	5,837	387,402
Domino’s Pizza, Inc.	432	81,631
International Game Technology plc	3,274	86,794
Las Vegas Sands Corp.	4,045	281,087
Marriott International, Inc., Class A	3,875	525,954

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 2.4% (continued)
McDonald’s Corp.	8,487	$1,460,782
MGM Resorts International	2,688	89,752
Royal Caribbean Cruises Ltd.	1,798	214,465
Starbucks Corp.	14,319	822,340
Vail Resorts, Inc.	246	52,268
Wyndham Worldwide Corp.	507	58,746
Wynn Resorts Ltd.	2,841	478,964
Yum Brands, Inc.	1,503	122,660

		4,662,845

Household Durables - 0.4%
Garmin Ltd.	2,624	156,312
Mohawk Industries, Inc. *	1,586	437,577
NVR, Inc. *	26	91,214
Whirlpool Corp.	922	155,486

		840,589

Household Products - 0.0% (b)
Spectrum Brands Holdings, Inc.	574	64,518

Independent Power and Renewable Electricity Producers - 0.0% (b)
NRG Energy, Inc.	2,162	61,574

Industrial Conglomerates - 1.3%
3M Co.	5,728	1,348,199
Honeywell International, Inc.	7,028	1,077,814
Roper Technologies, Inc.	290	75,110

		2,501,123

Insurance - 2.0%
Allstate Corp. (The)	1,388	145,337
American Financial Group, Inc.	1,717	186,363
Aon plc	786	105,324
Arch Capital Group Ltd.*	2,968	269,405
Axis Capital Holdings Ltd.	1,454	73,078
Chubb Ltd.	4,906	716,914
Everest Re Group Ltd.	999	221,039
Hartford Financial Services Group, Inc. (The)	3,282	184,711
Lincoln National Corp.	3,336	256,438
Markel Corp. *	231	263,139
Marsh & McLennan Cos., Inc.	1,081	87,983
Principal Financial Group, Inc.	1,500	105,840
Progressive Corp. (The)	7,943	447,350
Prudential Financial, Inc.	1,090	125,328
RenaissanceRe Holdings Ltd.	1,701	213,629
Travelers Cos., Inc. (The)	3,459	469,179

		3,871,057

Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. *	4,930	5,765,487
Expedia, Inc.	1,398	167,439
Netflix, Inc. *	8,775	1,684,449
Priceline Group, Inc. (The) *	426	740,277
Wayfair, Inc., Class A *	1,095	87,896

		8,445,548

Internet Software & Services - 5.8%
Akamai Technologies, Inc. *	1,027	66,796
Alphabet, Inc., Class A *	3,853	4,058,750
CoStar Group, Inc. *	500	148,475
eBay, Inc. *	13,570	512,132
Facebook, Inc., Class A *	35,775	6,312,857
VeriSign, Inc. *(a)	576	65,917
Zillow Group, Inc., Class C *(a)	5,250	214,830

		11,379,757

IT Services - 4.8%
Accenture plc, Class A	7,038	1,077,447
Alliance Data Systems Corp.	403	102,152
Amdocs Ltd.	1,750	114,590
Automatic Data Processing, Inc.	4,313	505,441

INVESTMENTS	SHARES	VALUE ($)
IT Services - 4.8% (continued)
Cognizant Technology Solutions Corp., Class A	5,422	$385,070
DXC Technology Co.	7,944	753,886
Fiserv, Inc. *	3,342	438,237
FleetCor Technologies, Inc. *	1,395	268,440
Global Payments, Inc.	535	53,628
Jack Henry & Associates, Inc.	1,350	157,896
Mastercard, Inc., Class A	10,086	1,526,617
PayPal Holdings, Inc. *	12,412	913,771
Square, Inc., Class A *	15,511	537,766
Total System Services, Inc.	2,043	161,581
Vantiv, Inc., Class A *	2,419	177,918
Visa, Inc., Class A	19,736	2,250,299

		9,424,739

Leisure Products - 0.1%
Brunswick Corp.	1,969	108,728

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	1,657	110,969
Bio-Rad Laboratories, Inc., Class A *	213	50,837
Illumina, Inc. *	1,742	380,610
IQVIA Holdings, Inc. *	2,010	196,779
Mettler-Toledo International, Inc. *	254	157,358
Thermo Fisher Scientific, Inc.	5,346	1,015,098
Waters Corp. *	283	54,673

		1,966,324

Machinery - 3.1%
Caterpillar, Inc.	7,666	1,208,008
Colfax Corp. *	2,368	93,820
Cummins, Inc.	1,475	260,544
Deere & Co.	3,002	469,843
Dover Corp.	2,116	213,695
Fortive Corp.	2,886	208,802
Illinois Tool Works, Inc.	4,089	682,250
Ingersoll-Rand plc	3,592	320,370
Middleby Corp. (The) *	1,800	242,910
Nordson Corp.	909	133,078
Oshkosh Corp.	6,874	624,778
Parker-Hannifin Corp.	1,500	299,370
Trinity Industries, Inc.	17,214	644,836
WABCO Holdings, Inc. *	800	114,800
Wabtec Corp.	785	63,923
Xylem, Inc.	6,645	453,189

		6,034,216

Media - 1.4%
CBS Corp. (Non-Voting), Class B	1,432	84,488
Charter Communications, Inc., Class A *	3,069	1,031,061
Comcast Corp., Class A	29,864	1,196,053
DISH Network Corp., Class A *	1,337	63,842
Liberty Broadband Corp., Class C *	1,573	133,957
Live Nation Entertainment, Inc. *	1,210	51,510
Madison Square Garden Co. (The), Class A *	316	66,628
Sirius XM Holdings, Inc. (a)	30,863	165,426
Walt Disney Co. (The)	595	63,968

		2,856,933

Metals & Mining - 0.6%
Freeport-McMoRan, Inc. *	8,148	154,486
Royal Gold, Inc.	2,378	195,281
Steel Dynamics, Inc.	10,719	462,311
United States Steel Corp.	8,213	289,015

		1,101,093

Multiline Retail - 0.1%
Dollar Tree, Inc. *	2,285	245,203

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Multi-Utilities - 0.6%
Ameren Corp.	1,713	$101,050
CenterPoint Energy, Inc.	1,878	53,260
CMS Energy Corp.	2,100	99,330
Consolidated Edison, Inc.	3,019	256,464
DTE Energy Co.	4,272	467,613
NiSource, Inc.	2,040	52,367
Public Service Enterprise Group, Inc.	2,156	111,034

		1,141,118

Oil, Gas & Consumable Fuels - 1.3%
Andeavor	2,388	273,044
CNX Resources Corp. *	20,688	302,665
CONSOL Energy, Inc. *	2,586	102,173
Diamondback Energy, Inc. *	8,282	1,045,603
Energen Corp. *	2,306	132,756
Laredo Petroleum, Inc. *	8,192	86,917
Newfield Exploration Co. *	2,820	88,915
ONEOK, Inc.	1,754	93,751
Phillips 66	853	86,281
Valero Energy Corp.	2,224	204,408
Williams Cos., Inc. (The)	4,921	150,041
WPX Energy, Inc. *	6,227	87,614

		2,654,168

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,418	180,427
Nu Skin Enterprises, Inc., Class A	1,366	93,202

		273,629

Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co.	1,287	78,867
Eli Lilly & Co.	7,307	617,149
Johnson & Johnson	5,928	828,260
Zoetis, Inc.	6,713	483,605

		2,007,881

Professional Services - 0.1%
Equifax, Inc.	651	76,766
TransUnion *	1,001	55,015
Verisk Analytics, Inc. *	906	86,976

		218,757

Road & Rail - 1.2%
CSX Corp.	21,991	1,209,725
Genesee & Wyoming, Inc., Class A *	2,166	170,529
Norfolk Southern Corp.	2,500	362,250
Old Dominion Freight Line, Inc.	1,956	257,312
Union Pacific Corp.	2,312	310,039

		2,309,855

Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices, Inc.	977	86,982
Applied Materials, Inc.	26,910	1,375,639
Broadcom Ltd.	7,153	1,837,606
Cypress Semiconductor Corp.	17,005	259,156
Intel Corp.	3,504	161,745
Lam Research Corp.	2,223	409,188
Marvell Technology Group Ltd.	7,782	167,079
Microchip Technology, Inc.	1,024	89,989
Micron Technology, Inc. *	37,507	1,542,288
NVIDIA Corp.	18,364	3,553,434
ON Semiconductor Corp. *	25,190	527,479
Qorvo, Inc. *	1,344	89,510
Skyworks Solutions, Inc.	3,805	361,285
Texas Instruments, Inc.	16,400	1,712,816
Xilinx, Inc.	2,840	191,473

		12,365,669

INVESTMENTS	SHARES	VALUE ($)
Software - 8.3%
Activision Blizzard, Inc.	16,034	$1,015,273
Adobe Systems, Inc. *	10,510	1,841,772
ANSYS, Inc. *	370	54,608
Autodesk, Inc. *	2,742	287,444
CA, Inc.	2,700	89,856
Cadence Design Systems, Inc. *	1,232	51,522
CDK Global, Inc.	905	64,508
Dell Technologies, Inc., Class V *	672	54,620
Electronic Arts, Inc. *	9,500	998,070
Intuit, Inc.	3,744	590,728
Microsoft Corp.	91,667	7,841,195
Oracle Corp.	23,892	1,129,614
Red Hat, Inc. *	1,561	187,476
salesforce.com, Inc. *	5,324	544,273
ServiceNow, Inc. *	3,482	454,018
Splunk, Inc. *	1,137	94,189
SS&C Technologies Holdings, Inc.	2,522	102,091
Symantec Corp.	6,438	180,650
Synopsys, Inc. *	619	52,764
Take-Two Interactive Software, Inc. *	2,784	305,628
VMware, Inc., Class A *	3,536	443,132

		16,383,431

Specialty Retail - 2.0%
Best Buy Co., Inc.	2,009	137,556
Burlington Stores, Inc. *	1,649	202,877
Home Depot, Inc. (The)	6,840	1,296,385
Lowe’s Cos., Inc.	5,259	488,771
O’Reilly Automotive, Inc. *	1,264	304,043
Ross Stores, Inc.	10,017	803,864
TJX Cos., Inc. (The)	2,984	228,157
Ulta Beauty, Inc. *	1,847	413,100

		3,874,753

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	56,390	9,542,880
Hewlett Packard Enterprise Co.	15,883	228,080
HP, Inc.	25,956	545,335
NCR Corp. *	1,805	61,352
NetApp, Inc.	1,936	107,099
Western Digital Corp.	7,453	592,737
Xerox Corp.	2,958	86,226

		11,163,709

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	3,600	75,276
NIKE, Inc., Class B	4,315	269,903

		345,179

Tobacco - 0.8%
Altria Group, Inc.	19,739	1,409,562
Philip Morris International, Inc.	1,677	177,175

		1,586,737

Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. *	2,092	83,743
United Rentals, Inc. *	3,686	633,660
WESCO International, Inc. *	1,868	127,304

		844,707

Wireless Telecommunication Services - 0.4%
Sprint Corp. *(a)	30,509	179,698
T-Mobile US, Inc. *	9,727	617,762

		797,460

TOTAL COMMON STOCKS (Cost $130,863,188)		186,860,747

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 5.0%

INVESTMENT COMPANIES - 5.0%
Limited Purpose Cash Investment Fund, 1.17% (2)(c)
(Cost $9,775,909)	9,776,886	9,775,909

SECURITIES LENDING COLLATERAL - 0.6%

Investment Companies - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (2)(c)(d)	204,152	204,152
Limited Purpose Cash Investment Fund 1.01% (2)(c)(d)	1,018,129	1,018,129

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,222,281)		1,222,281

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.4% (Cost $141,861,378)		197,858,937

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)% (e)		(759,054)

NET ASSETS - 100.0%		$197,099,883

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$23,077,199	11.7%
Consumer Staples	5,157,585	2.6
Energy	2,898,337	1.5
Financials	30,450,847	15.4
Health Care	21,235,579	10.8
Industrials	25,078,656	12.7
Information Technology	65,025,063	33.0
Materials	4,498,959	2.3
Real Estate	4,735,511	2.4
Telecommunication Services	886,516	0.5
Utilities	3,816,495	1.9
Short-Term Investments	9,775,909	5.0
Securities Lending Collateral	1,222,281	0.6

Total Investments In Securities At Value	197,858,937	100.4
Liabilities in Excess of Other Assets (e)	(759,054)	(0.4)

Net Assets	$197,099,883	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $1,189,860.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	59	3/2018	USD	$7,894,200	$25,693

					$25,693

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$237,897	$237,897

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.6%
Aerospace & Defense - 1.5%
AAR Corp.	1,190	$46,755
Aerojet Rocketdyne Holdings, Inc. *	2,052	64,022
Aerovironment, Inc. *	1,275	71,604
Astronics Corp. *	515	21,357
Axon Enterprise, Inc. *(a)	1,464	38,796
Curtiss-Wright Corp.	1,230	149,876
Ducommun, Inc. *	1,446	41,139
Engility Holdings, Inc. *	1,335	37,874
Esterline Technologies Corp. *	275	20,542
KLX, Inc. *	1,166	79,580
Kratos Defense & Security Solutions, Inc. *	7,810	82,708
Mercury Systems, Inc. *	3,024	155,282
Vectrus, Inc. *	904	27,888

		837,423

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	1,652	38,227
Atlas Air Worldwide Holdings, Inc. *	400	23,460
Radiant Logistics, Inc. *	5,764	26,515

		88,202

Airlines - 0.2%
Allegiant Travel Co.	284	43,949
Hawaiian Holdings, Inc.	416	16,577
SkyWest, Inc.	1,418	75,296

		135,822

Auto Components - 1.2%
Cooper Tire & Rubber Co.	576	20,362
Cooper-Standard Holdings, Inc. *	845	103,512
Dana, Inc.	3,481	111,427
Dorman Products, Inc. *	322	19,687
Fox Factory Holding Corp. *	1,895	73,621
Gentherm, Inc. *	1,057	33,560
Horizon Global Corp. *	1,404	19,684
LCI Industries	1,251	162,630
Modine Manufacturing Co. *	1,493	30,159
Motorcar Parts of America, Inc. *	1,306	32,637
Standard Motor Products, Inc.	641	28,787
Tower International, Inc.	753	23,004

		659,070

Automobiles - 0.1%
Winnebago Industries, Inc.	1,203	66,887

Banks - 7.3%
Allegiance Bancshares, Inc. *	1,709	64,344
Ameris Bancorp	2,151	103,678
Banc of California, Inc.	1,710	35,311
Banner Corp.	426	23,481
Blue Hills Bancorp, Inc.	1,200	24,120
Boston Private Financial Holdings, Inc.	1,715	26,497
Carolina Financial Corp.	3,277	121,740
CenterState Bank Corp.	2,282	58,716
Central Pacific Financial Corp.	835	24,908
Central Valley Community Bancorp	2,448	49,401
Chemical Financial Corp.	462	24,703
ConnectOne Bancorp, Inc.	1,237	31,853
Customers Bancorp, Inc. *	1,172	30,460
CVB Financial Corp.	735	17,317
Eagle Bancorp, Inc. *	2,104	121,822
Enterprise Financial Services Corp.	1,755	79,238
Farmers National Banc Corp.	2,649	39,073

INVESTMENTS	SHARES	VALUE ($)
Banks - 7.3% (continued)
FCB Financial Holdings, Inc., Class A *	2,378	$120,802
Fidelity Southern Corp.	1,125	24,525
First Bancorp/PR *	22,800	116,280
First Commonwealth Financial Corp.	2,123	30,401
First Interstate BancSystem, Inc., Class A	3,236	129,602
First Merchants Corp.	1,294	54,426
Fulton Financial Corp.	1,880	33,652
Great Western Bancorp, Inc.	4,016	159,837
Green Bancorp, Inc. *	4,394	89,198
Hancock Holding Co.	3,135	155,182
Hanmi Financial Corp.	1,562	47,407
Heartland Financial USA, Inc.	376	20,172
Hilltop Holdings, Inc.	1,608	40,731
Home BancShares, Inc.	1,286	29,899
Horizon Bancorp	742	20,628
Independent Bank Corp./MA	711	49,663
Independent Bank Corp./MI	4,596	102,721
Independent Bank Group, Inc.	1,885	127,426
International Bancshares Corp.	1,357	53,873
Lakeland Bancorp, Inc.	1,589	30,588
Lakeland Financial Corp.	1,783	86,458
LegacyTexas Financial Group, Inc.	2,760	116,500
Mercantile Bank Corp.	568	20,090
National Bank Holdings Corp., Class A	1,592	51,629
National Commerce Corp. *	585	23,546
OFG Bancorp (a)	4,510	42,394
Old Second Bancorp, Inc.	3,326	45,400
Pacific Premier Bancorp, Inc. *	1,894	75,760
Peoples Bancorp, Inc.	732	23,878
People’s Utah Bancorp	1,275	38,632
Preferred Bank	1,833	107,744
QCR Holdings, Inc.	921	39,465
Renasant Corp.	890	36,392
Republic First Bancorp, Inc. *	10,891	92,029
Seacoast Banking Corp. of Florida *	2,235	56,344
ServisFirst Bancshares, Inc.	5,433	225,469
Southside Bancshares, Inc.	1,148	38,665
State Bank Financial Corp.	672	20,052
Sterling Bancorp	1,191	29,299
Texas Capital Bancshares, Inc. *	2,222	197,536
Towne Bank	1,961	60,301
TriState Capital Holdings, Inc. *	1,846	42,458
Triumph Bancorp, Inc. *	1,976	62,244
United Community Banks, Inc.	3,075	86,530
Veritex Holdings, Inc. *	2,280	62,905
Wintrust Financial Corp.	1,199	98,762

		4,094,157

Beverages - 1.0%
Castle Brands, Inc. *	19,470	23,753
Coca-Cola Bottling Co. Consolidated	430	92,562
Craft Brew Alliance, Inc. *	1,463	28,090
MGP Ingredients, Inc.	1,264	97,176
National Beverage Corp.	3,220	313,757

		555,338

Biotechnology - 11.0%
Abeona Therapeutics, Inc. *(a)	5,422	85,939
Acceleron Pharma, Inc. *	538	22,833
Achaogen, Inc. *(a)	3,854	41,392
Adamas Pharmaceuticals, Inc. *	950	32,196
Aimmune Therapeutics, Inc. *	3,053	115,464
Akebia Therapeutics, Inc. *	1,511	22,469
Amicus Therapeutics, Inc. *	7,560	108,788
Arena Pharmaceuticals, Inc. *	473	16,068

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 11.0% (continued)
Array BioPharma, Inc. *	13,892	$177,818
Avexis, Inc. *	2,389	264,391
BioCryst Pharmaceuticals, Inc. *(a)	4,092	20,092
BioSpecifics Technologies Corp. *	495	21,448
Bluebird Bio, Inc. *	2,818	501,886
Blueprint Medicines Corp. *	2,931	221,027
Calithera Biosciences, Inc. *	5,037	42,059
Cara Therapeutics, Inc. *	4,761	58,275
Catalyst Pharmaceuticals, Inc. *	27,771	108,585
ChemoCentryx, Inc. *	3,517	20,926
Clovis Oncology, Inc. *	3,301	224,468
Conatus Pharmaceuticals, Inc. *	4,925	22,753
Corbus Pharmaceuticals Holdings, Inc. *	4,505	31,986
CTI BioPharma Corp. *	370	992
Cytokinetics, Inc. *	3,175	25,876
CytomX Therapeutics, Inc. *	1,995	42,114
Dynavax Technologies Corp. *(a)	2,831	52,940
Eagle Pharmaceuticals, Inc. *	783	41,828
Editas Medicine, Inc. *	522	16,041
Emergent BioSolutions, Inc. *	500	23,235
Enanta Pharmaceuticals, Inc. *	993	58,269
Epizyme, Inc. *(a)	2,095	26,292
Esperion Therapeutics, Inc. *	2,932	193,043
Exact Sciences Corp. *	8,322	437,238
Fate Therapeutics, Inc. *	4,662	28,485
FibroGen, Inc. *	4,305	204,057
Five Prime Therapeutics, Inc. *	969	21,240
Flexion Therapeutics, Inc. *	1,781	44,596
Fortress Biotech, Inc. *	4,717	18,821
Foundation Medicine, Inc. *(a)	2,192	149,494
Global Blood Therapeutics, Inc. *	1,747	68,744
Halozyme Therapeutics, Inc. *	2,451	49,657
ImmunoGen, Inc. *	7,661	49,107
Immunomedics, Inc. *(a)	15,035	242,966
Insmed, Inc. *	2,533	78,979
Ironwood Pharmaceuticals, Inc. *	3,767	56,467
Lexicon Pharmaceuticals, Inc. *(a)	2,244	22,171
Ligand Pharmaceuticals, Inc. *(a)	543	74,353
Loxo Oncology, Inc. *(a)	2,444	205,736
Matinas BioPharma Holdings, Inc. *	14,452	16,764
MiMedx Group, Inc. *(a)	5,961	75,168
Momenta Pharmaceuticals, Inc. *	1,455	20,297
Myriad Genetics, Inc. *	1,658	56,944
Nymox Pharmaceutical Corp. (Canada) *(a)	5,450	17,985
Peregrine Pharmaceuticals, Inc. *	1,371	5,319
Pieris Pharmaceuticals, Inc. *	6,644	50,162
Portola Pharmaceuticals, Inc. *	4,188	203,872
Prothena Corp. plc (Ireland) *	651	24,406
PTC Therapeutics, Inc. *	2,980	49,706
Puma Biotechnology, Inc. *	2,332	230,518
REGENXBIO, Inc. *	3,823	127,115
Repligen Corp. *	1,610	58,411
Retrophin, Inc. *	2,107	44,394
Sage Therapeutics, Inc. *	1,721	283,466
Sangamo Therapeutics, Inc. *	5,060	82,984
Sarepta Therapeutics, Inc. *	2,967	165,084
Spark Therapeutics, Inc. *(a)	664	34,143
Spectrum Pharmaceuticals, Inc. *	4,910	93,045
Stemline Therapeutics, Inc. *	1,747	27,253
TG Therapeutics, Inc. *	3,771	30,922
Vanda Pharmaceuticals, Inc. *	1,751	26,615
Xencor, Inc. *	2,880	63,130

		6,181,307

INVESTMENTS	SHARES	VALUE ($)
Building Products - 1.3%
AAON, Inc.	1,050	$38,535
American Woodmark Corp. *	658	85,704
Apogee Enterprises, Inc.	791	36,172
Builders FirstSource, Inc. *	3,676	80,100
Continental Building Products, Inc. *	1,526	42,957
Gibraltar Industries, Inc. *	1,568	51,744
Masonite International Corp. *	1,077	79,860
NCI Building Systems, Inc. *	1,241	23,951
Patrick Industries, Inc. *	3,309	229,810
Trex Co., Inc. *	840	91,048

		759,881

Capital Markets - 1.2%
Evercore, Inc., Class A	1,026	92,340
Houlihan Lokey, Inc.	3,975	180,584
Investment Technology Group, Inc.	1,146	22,060
Moelis & Co., Class A	3,290	159,565
Piper Jaffray Cos.	826	71,243
PJT Partners, Inc., Class A	2,344	106,886
Stifel Financial Corp.	987	58,786

		691,464

Chemicals - 2.2%
A Schulman, Inc.	500	18,625
Chase Corp.	298	35,909
Ferro Corp. *	4,196	98,984
FutureFuel Corp.	1,187	16,725
Ingevity Corp. *	1,514	106,691
Innophos Holdings, Inc.	508	23,739
Innospec, Inc.	332	23,439
Intrepid Potash, Inc. *	6,622	31,521
KMG Chemicals, Inc.	978	64,626
Koppers Holdings, Inc. *	549	27,944
Kraton Corp.*	946	45,569
Kronos Worldwide, Inc.	6,986	180,029
Minerals Technologies, Inc.	500	34,425
PolyOne Corp.	374	16,269
Rayonier Advanced Materials, Inc.	1,897	38,794
Sensient Technologies Corp.	1,100	80,465
Stepan Co.	220	17,373
Trinseo SA	2,904	210,830
Tronox Ltd., Class A	8,617	176,735

		1,248,692

Commercial Services & Supplies - 1.1%
ACCO Brands Corp. *	1,709	20,850
Brady Corp., Class A	570	21,603
Brink’s Co. (The)	2,779	218,707
Deluxe Corp.	267	20,516
Healthcare Services Group, Inc.	2,192	115,562
Kimball International, Inc., Class B	1,371	25,597
MSA Safety, Inc.	319	24,729
Multi-Color Corp.	444	33,234
Quad/Graphics, Inc.	1,804	40,770
SP Plus Corp. *	660	24,486
Tetra Tech, Inc.	533	25,664
US Ecology, Inc.	349	17,799
Viad Corp.	445	24,653

		614,170

Communications Equipment - 1.7%
Applied Optoelectronics, Inc. *(a)	2,358	89,180
Ciena Corp. *	1,152	24,111
EMCORE Corp. *	5,074	32,727
Extreme Networks, Inc. *	11,114	139,147
InterDigital, Inc.	923	70,287
Lumentum Holdings, Inc. *(a)	4,995	244,256
NetScout Systems, Inc. *	893	27,192
Oclaro, Inc. *(a)	11,851	79,876

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 1.7% (continued)
Ubiquiti Networks, Inc. *(a)	2,771	$196,796
ViaSat, Inc. *	411	30,763
Viavi Solutions, Inc. *	3,957	34,584

		968,919

Construction & Engineering - 1.3%
Argan, Inc.	871	39,195
Comfort Systems USA, Inc.	1,346	58,753
Dycom Industries, Inc. *	1,182	131,710
EMCOR Group, Inc.	249	20,356
Granite Construction, Inc.	465	29,495
HC2 Holdings, Inc. *	962	5,724
IES Holdings, Inc. *	1,238	21,355
MasTec, Inc. *	4,048	198,150
NV5 Global, Inc. *	1,032	55,883
Primoris Services Corp.	1,390	37,794
Sterling Construction Co., Inc. *	4,619	75,197
Tutor Perini Corp. *	1,919	48,647

		722,259

Construction Materials - 0.5%
Summit Materials, Inc., Class A *	2,846	89,455
US Concrete, Inc. *	2,145	179,429

		268,884

Consumer Finance - 0.5%
Encore Capital Group, Inc. *	565	23,787
Enova International, Inc. *	1,257	19,106
EZCORP, Inc., Class A *	5,444	66,417
Green Dot Corp., Class A *	2,246	135,344
Nelnet, Inc., Class A	400	21,912

		266,566

Containers & Packaging - 0.2%
Greif, Inc., Class A	1,746	105,773

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,645	51,949

Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. *	1,130	47,517
Career Education Corp. *	9,718	117,393
Chegg, Inc. *	7,587	123,820
Grand Canyon Education, Inc. *	2,113	189,177
K12, Inc. *	1,067	16,965
Sotheby’s *	639	32,972
Strayer Education, Inc.	286	25,620
Weight Watchers International, Inc. *	4,306	190,670

		744,134

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	1,056	47,837
Globalstar, Inc. *(a)	23,066	30,216
Iridium Communications, Inc. *(a)	2,656	31,341
ORBCOMM, Inc. *	3,221	32,790
Vonage Holdings Corp. *	6,016	61,183

		203,367

Electric Utilities - 0.9%
ALLETE, Inc.	1,614	120,017
El Paso Electric Co.	1,135	62,822
IDACORP, Inc.	351	32,067
MGE Energy, Inc.	1,156	72,944
Otter Tail Corp.	739	32,849
PNM Resources, Inc.	3,505	141,777
Spark Energy, Inc., Class A	3,072	38,093

		500,569

Electrical Equipment - 0.1%
Generac Holdings, Inc. *	846	41,894

INVESTMENTS	SHARES	VALUE ($)

Electronic Equipment, Instruments & Components - 3.3%
Badger Meter, Inc.	1,137	$54,349
Belden, Inc.	377	29,093
Benchmark Electronics, Inc. *	686	19,962
Control4 Corp. *	4,007	119,248
CTS Corp.	722	18,591
Electro Scientific Industries, Inc. *	2,041	43,739
ePlus, Inc. *	1,100	82,720
Fabrinet (Thailand) *	2,466	70,774
II-VI, Inc. *	2,772	130,145
Insight Enterprises, Inc. *	904	34,614
Itron, Inc. *	1,022	69,700
KEMET Corp. *	5,774	86,956
Littelfuse, Inc.	1,141	225,713
Mesa Laboratories, Inc. (a)	432	53,698
Methode Electronics, Inc.	887	35,569
Novanta, Inc. *	2,772	138,600
OSI Systems, Inc. *	393	25,301
Plexus Corp. *	600	36,432
Rogers Corp. *	916	148,319
Sanmina Corp. *	2,113	69,729
SYNNEX Corp.	1,025	139,349
Systemax, Inc.	1,225	40,756
Tech Data Corp. *	937	91,798
TTM Technologies, Inc. *	4,310	67,538

		1,832,693

Energy Equipment & Services - 0.5%
Archrock, Inc.	5,634	59,157
Exterran Corp. *	2,681	84,291
McDermott International, Inc. *	11,159	73,426
Unit Corp. *	1,929	42,438

		259,312

Equity Real Estate Investment Trusts (REITs) - 3.0%
Agree Realty Corp.	808	41,563
American Assets Trust, Inc.	830	31,739
CareTrust REIT, Inc.	3,160	52,962
EastGroup Properties, Inc.	797	70,439
First Industrial Realty Trust, Inc.	523	16,459
Four Corners Property Trust, Inc.	1,322	33,975
GEO Group, Inc. (The)	3,171	74,836
Getty Realty Corp.	891	24,200
Gladstone Commercial Corp.	2,247	47,322
Healthcare Realty Trust, Inc.	560	17,987
Independence Realty Trust, Inc.	1,737	17,526
Jernigan Capital, Inc.	1,105	21,006
Mack-Cali Realty Corp.	963	20,762
Monmouth Real Estate Investment Corp.	2,816	50,125
National Storage Affiliates Trust	4,002	109,094
NexPoint Residential Trust, Inc.	2,537	70,884
Pebblebrook Hotel Trust (a)	716	26,614
Physicians Realty Trust	1,800	32,382
Potlatch Corp.	522	26,048
Preferred Apartment Communities, Inc., Class A	2,640	53,460
PS Business Parks, Inc.	1,407	176,002
QTS Realty Trust, Inc., Class A	1,262	68,350
Retail Opportunity Investments Corp.	1,898	37,865
Rexford Industrial Realty, Inc.	4,420	128,887
Ryman Hospitality Properties, Inc.	1,223	84,411
STAG Industrial, Inc.	2,224	60,782
Summit Hotel Properties, Inc.	2,178	33,171
Sunstone Hotel Investors, Inc.	1,432	23,671
Terreno Realty Corp.	2,554	89,543
Tier REIT, Inc.	928	18,922
UMH Properties, Inc.	1,668	24,853

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 3.0% (continued)
Universal Health Realty Income Trust	544	$40,860
Washington REIT	838	26,079
Xenia Hotels & Resorts, Inc.	1,185	25,584

		1,678,363

Food & Staples Retailing - 0.1%
Performance Food Group Co. *	497	16,451
SpartanNash Co.	755	20,143

		36,594

Food Products - 1.1%
B&G Foods, Inc. (a)	791	27,804
Calavo Growers, Inc. (a)	432	36,461
Fresh Del Monte Produce, Inc.	2,090	99,630
J&J Snack Foods Corp.	693	105,218
John B Sanfilippo & Son, Inc.	879	55,597
Lancaster Colony Corp.	812	104,918
Sanderson Farms, Inc.	1,337	185,549

		615,177

Gas Utilities - 1.0%
Chesapeake Utilities Corp.	631	49,565
New Jersey Resources Corp.	2,114	84,983
Northwest Natural Gas Co.	369	22,011
ONE Gas, Inc.	3,742	274,139
Southwest Gas Holdings, Inc.	889	71,547
Spire, Inc.	1,042	78,306

		580,551

Health Care Equipment & Supplies - 5.0%
Abaxis, Inc.	457	22,631
Anika Therapeutics, Inc. *	794	42,805
Antares Pharma, Inc. *(a)	20,432	40,660
AtriCure, Inc. *	1,381	25,189
AxoGen, Inc. *	5,638	159,555
Cantel Medical Corp.	1,202	123,650
Cardiovascular Systems, Inc. *	1,382	32,740
CONMED Corp.	500	25,485
Cutera, Inc. *	2,622	118,908
Glaukos Corp. *(a)	1,056	27,086
Globus Medical, Inc., Class A *	2,374	97,571
Haemonetics Corp. *	533	30,957
Heska Corp. *	1,520	121,919
ICU Medical, Inc. *	857	185,112
Inogen, Inc. *	1,821	216,845
Insulet Corp. *	1,710	117,990
Integer Holdings Corp. *	806	36,512
Integra LifeSciences Holdings Corp. *	1,883	90,120
K2M Group Holdings, Inc. *	1,995	35,910
Lantheus Holdings, Inc. *	7,341	150,123
LeMaitre Vascular, Inc.	2,231	71,035
LivaNova plc *	647	51,708
Masimo Corp. *	2,535	214,968
Merit Medical Systems, Inc. *	1,284	55,469
Natus Medical, Inc. *	1,478	56,460
Neogen Corp. *	480	39,461
Nevro Corp. *	1,494	103,146
Novocure Ltd. *(a)	3,125	63,125
NuVasive, Inc. *	478	27,958
OraSure Technologies, Inc. *	5,391	101,674
Oxford Immunotec Global plc *	1,440	20,117
Penumbra, Inc. *	1,361	128,070
Pulse Biosciences, Inc. *	1,055	24,898
Quidel Corp. *	1,514	65,632
STAAR Surgical Co. *	1,257	19,483
ViewRay, Inc. *	6,435	59,588
Wright Medical Group NV *	1,410	31,302

		2,835,862

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 2.2%
Addus HomeCare Corp. *	1,804	$62,779
Amedisys, Inc. *	745	39,269
AMN Healthcare Services, Inc. *	1,210	59,592
BioTelemetry, Inc. *	3,353	100,255
Chemed Corp.	704	171,086
CorVel Corp. *	404	21,371
Cross Country Healthcare, Inc. *	1,400	17,864
Ensign Group, Inc. (The)	1,000	22,200
HealthEquity, Inc. *	3,039	141,800
HealthSouth Corp.	398	19,665
LHC Group, Inc. *	1,013	62,046
Molina Healthcare, Inc. *	1,157	88,719
Providence Service Corp. (The) *	400	23,736
R1 RCM, Inc. *	5,870	25,887
Select Medical Holdings Corp. *	2,344	41,372
Teladoc, Inc. *(a)	3,794	132,221
Tivity Health, Inc. *	4,511	164,877
US Physical Therapy, Inc.	280	20,216

		1,214,955

Health Care Technology - 0.6%
Cotiviti Holdings, Inc. *	2,813	90,607
Evolent Health, Inc., Class A *	1,307	16,076
Medidata Solutions, Inc. *	2,233	141,505
Omnicell, Inc. *	1,035	50,198
Vocera Communications, Inc. *	901	27,228

		325,614

Hotels, Restaurants & Leisure - 4.6%
Boyd Gaming Corp.	4,015	140,726
Caesars Entertainment Corp. *	35,373	447,468
Carrols Restaurant Group, Inc. *	1,505	18,286
Churchill Downs, Inc.	675	157,072
Cracker Barrel Old Country Store, Inc. (a)	385	61,173
Dave & Buster’s Entertainment, Inc. *	1,827	100,796
Denny’s Corp. *	2,000	26,480
Eldorado Resorts, Inc. *	7,283	241,431
ILG, Inc.	3,369	95,949
Jack in the Box, Inc.	1,105	108,412
Marriott Vacations Worldwide Corp.	1,663	224,854
Nathan’s Famous, Inc.	443	33,446
Papa John’s International, Inc. (a)	738	41,409
Penn National Gaming, Inc. *	3,907	122,406
Planet Fitness, Inc., Class A *	3,539	122,556
RCI Hospitality Holdings, Inc.	2,273	63,599
Red Robin Gourmet Burgers, Inc. *	534	30,118
Red Rock Resorts, Inc., Class A	476	16,060
Ruth’s Hospitality Group, Inc.	1,920	41,568
Scientific Games Corp., Class A *	6,723	344,890
Sonic Corp.	727	19,978
Texas Roadhouse, Inc.	2,000	105,360
Wingstop, Inc.	415	16,177

		2,580,214

Household Durables - 1.9%
Cavco Industries, Inc. *	433	66,076
Helen of Troy Ltd. *	1,094	105,407
Hooker Furniture Corp.	465	19,739
Installed Building Products, Inc. *	2,645	200,888
iRobot Corp. *(a)	1,518	116,431
KB Home	2,111	67,446
La-Z-Boy, Inc.	722	22,526
LGI Homes, Inc. *(a)	2,776	208,283
MDC Holdings, Inc.	747	23,814
Taylor Morrison Home Corp., Class A *	816	19,968
TopBuild Corp. *	2,146	162,538

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Household Durables - 1.9% (continued)
Universal Electronics, Inc. *	400	$18,900
ZAGG, Inc. *	1,355	25,000

		1,057,016

Household Products - 0.3%
Central Garden & Pet Co., Class A *	3,085	116,335
WD-40 Co.	467	55,106

		171,441

Independent Power and Renewable Electricity Producers - 0.0% (b)
NRG Yield, Inc., Class C	866	16,367

Insurance - 2.3%
American Equity Investment Life Holding Co.	1,528	46,955
AMERISAFE, Inc.	907	55,871
Argo Group International Holdings Ltd.	1,756	108,257
CNO Financial Group, Inc.	2,737	67,577
Employers Holdings, Inc.	574	25,486
Enstar Group Ltd. *	728	146,146
FBL Financial Group, Inc., Class A	241	16,786
Health Insurance Innovations, Inc., Class A *(a)	5,241	130,763
James River Group Holdings Ltd.	2,244	89,782
Kemper Corp.	395	27,216
Kingstone Cos., Inc.	1,221	22,955
National General Holdings Corp.	1,414	27,771
Navigators Group, Inc. (The)	766	37,304
Primerica, Inc.	1,888	191,726
RLI Corp.	1,284	77,887
Selective Insurance Group, Inc.	768	45,082
Trupanion, Inc. *	1,810	52,979
United Fire Group, Inc.	1,284	58,525
United Insurance Holdings Corp.	2,600	44,850
Universal Insurance Holdings, Inc.	1,100	30,085

		1,304,003

Internet & Direct Marketing Retail - 0.8%
1-800-Flowers.com, Inc., Class A *	3,613	38,659
Groupon, Inc. *	3,232	16,483
Nutrisystem, Inc.	2,468	129,817
Overstock.com, Inc. *(a)	2,545	162,626
PetMed Express, Inc. (a)	2,019	91,864

		439,449

Internet Software & Services - 4.3%
2U, Inc. *	3,807	245,590
Alarm.com Holdings, Inc. *	2,715	102,491
Amber Road, Inc. *	2,748	20,170
Appfolio, Inc., Class A *	3,881	161,061
Blucora, Inc. *	4,127	91,207
Box, Inc., Class A *	3,490	73,709
Carbonite, Inc. *	3,115	78,186
Cimpress NV (Netherlands) *	585	70,130
Envestnet, Inc. *	326	16,251
Etsy, Inc. *	2,050	41,923
Five9, Inc. *	7,053	175,479
GrubHub, Inc. *	4,703	337,675
GTT Communications, Inc. *	1,594	74,838
Hortonworks, Inc. *	3,613	72,657
Instructure, Inc. *	493	16,318
Internap Corp. *(a)	1,860	29,221
j2 Global, Inc.	800	60,024
Limelight Networks, Inc. *	5,392	23,779
MINDBODY, Inc., Class A *	4,142	126,124
New Relic, Inc. *	1,544	89,197
Q2 Holdings, Inc. *	1,618	59,623
Quotient Technology, Inc. *	2,633	30,938

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 4.3% (continued)
SPS Commerce, Inc. *	593	$28,814
Stamps.com, Inc. *	1,216	228,608
TrueCar, Inc. *(a)	5,703	63,874
Tucows, Inc., Class A *	1,347	94,357

		2,412,244

IT Services - 1.2%
Acxiom Corp. *	961	26,485
Blackhawk Network Holdings, Inc. *	1,663	59,286
CACI International, Inc., Class A *	385	50,955
CSG Systems International, Inc.	958	41,980
EPAM Systems, Inc. *	1,664	178,763
Everi Holdings, Inc. *	11,920	89,877
ExlService Holdings, Inc. *	709	42,788
MAXIMUS, Inc.	1,222	87,471
Perficient, Inc. *	927	17,678
Science Applications International Corp.	553	42,343
Sykes Enterprises, Inc. *	541	17,014
Virtusa Corp. *	698	30,768

		685,408

Leisure Products - 0.0% (b)
Sturm Ruger & Co., Inc. (a)	385	21,502

Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. *(a)	3,102	81,272
Cambrex Corp. *	854	40,992
Enzo Biochem, Inc. *	2,746	22,380
INC Research Holdings, Inc., Class A *	1,701	74,164
NeoGenomics, Inc. *	2,416	21,406
PRA Health Sciences, Inc. *	3,373	307,179

		547,393

Machinery - 3.9%
Alamo Group, Inc.	289	32,619
Albany International Corp., Class A	329	20,217
Altra Industrial Motion Corp.	764	38,506
Astec Industries, Inc.	509	29,776
Barnes Group, Inc.	873	55,235
Briggs & Stratton Corp.	731	18,545
Chart Industries, Inc. *	674	31,584
Columbus McKinnon Corp.	620	24,788
Douglas Dynamics, Inc.	969	36,628
EnPro Industries, Inc.	521	48,719
Federal Signal Corp.	2,000	40,180
Global Brass & Copper Holdings, Inc.	3,107	102,842
Greenbrier Cos., Inc. (The) (a)	726	38,696
Harsco Corp. *	4,007	74,730
Hyster-Yale Materials Handling, Inc.	348	29,636
John Bean Technologies Corp.	1,580	175,064
Kadant, Inc.	620	62,248
Kennametal, Inc.	2,831	137,049
Lydall, Inc. *	1,067	54,150
Manitowoc Co., Inc. (The) *	2,066	81,276
Meritor, Inc. *	4,408	103,412
Mueller Water Products, Inc., Class A	5,126	64,229
Navistar International Corp. *	4,765	204,323
NN, Inc.	927	25,585
Proto Labs, Inc. *	310	31,930
RBC Bearings, Inc. *	504	63,706
Spartan Motors, Inc.	7,354	115,825
SPX Corp.*	4,606	144,582
Standex International Corp.	358	36,462
Sun Hydraulics Corp.	453	29,305
Tennant Co.	497	36,107
Titan International, Inc.	7,037	90,637
Wabash National Corp.	1,075	23,327

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 3.9% (continued)
Watts Water Technologies, Inc., Class A	425	$32,279
Woodward, Inc.	689	52,736

		2,186,933

Marine - 0.1%
Safe Bulkers, Inc. (Greece) *	7,778	25,123
Scorpio Bulkers, Inc.	4,339	32,109

		57,232

Media - 0.5%
Central European Media Enterprises Ltd., Class A *(a)	5,880	27,342
EW Scripps Co. (The), Class A *	1,235	19,303
Gray Television, Inc. *	2,135	35,761
Liberty Media Corp.-Liberty Braves, Class C *	1,059	23,531
New York Times Co. (The), Class A	3,275	60,588
Nexstar Media Group, Inc., Class A	356	27,839
Sinclair Broadcast Group, Inc., Class A	1,581	59,841
World Wrestling Entertainment, Inc., Class A	1,542	47,154

		301,359

Metals & Mining - 1.0%
AK Steel Holding Corp. *	7,646	43,276
Allegheny Technologies, Inc. *	2,541	61,340
Century Aluminum Co. *	8,622	169,336
Cleveland-Cliffs, Inc. *	6,004	43,289
Kaiser Aluminum Corp.	680	72,658
SunCoke Energy, Inc. *	3,986	47,792
TimkenSteel Corp. *	1,106	16,800
Worthington Industries, Inc.	1,849	81,467

		535,958

Multiline Retail - 0.4%
Big Lots, Inc. (a)	713	40,035
Ollie’s Bargain Outlet Holdings, Inc. *	3,686	196,279

		236,314

Multi-Utilities - 0.0% (b)
Unitil Corp.	507	23,129

Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. *	19,535	48,056
Callon Petroleum Co. *	3,228	39,220
CVR Energy, Inc.	1,645	61,260
Delek US Energy, Inc.	2,477	86,546
Eclipse Resources Corp. *	10,900	26,160
Evolution Petroleum Corp.	3,503	23,996
GasLog Ltd. (Monaco)	1,757	39,093
Golar LNG Ltd. (a)	1,216	36,249
Green Plains, Inc.	1,031	17,372
Hallador Energy Co.	2,910	17,722
Pacific Ethanol, Inc. *	900	4,095
Par Pacific Holdings, Inc. *	1,283	24,736
Resolute Energy Corp. *(a)	2,876	90,508
REX American Resources Corp. *	300	24,837
Ring Energy, Inc. *	5,063	70,376
Uranium Energy Corp. *(a)	20,939	37,062

		647,288

Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp.	1,003	22,758
Louisiana-Pacific Corp. *	4,194	110,134

		132,892

Personal Products - 0.1%
Medifast, Inc.	396	27,645
USANA Health Sciences, Inc. *	600	44,430

		72,075

INVESTMENTS	SHARES	VALUE ($)
Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. *	763	$18,816
Aerie Pharmaceuticals, Inc. *	3,482	208,049
Amphastar Pharmaceuticals, Inc. *	1,336	25,705
ANI Pharmaceuticals, Inc. *	400	25,780
Aratana Therapeutics, Inc. *	3,238	17,032
Assembly Biosciences, Inc. *	2,620	118,555
Catalent, Inc. *	4,299	176,603
Corcept Therapeutics, Inc. *(a)	8,060	145,564
Dermira, Inc. *	1,305	36,292
Intersect ENT, Inc. *	2,686	87,026
Medicines Co. (The) *(a)	765	20,915
MyoKardia, Inc. *	1,795	75,569
Nektar Therapeutics *	9,433	563,339
Omeros Corp. *(a)	2,323	45,136
Paratek Pharmaceuticals, Inc. *	1,631	29,195
Phibro Animal Health Corp., Class A	2,245	75,207
Prestige Brands Holdings, Inc. *	632	28,067
Reata Pharmaceuticals, Inc., Class A *	1,337	37,864
Revance Therapeutics, Inc. *	449	16,052
Supernus Pharmaceuticals, Inc. *	2,833	112,895
Tetraphase Pharmaceuticals, Inc. *	2,528	15,926
TherapeuticsMD, Inc. *(a)	3,563	21,521
Zogenix, Inc. *	3,119	124,916

		2,026,024

Professional Services - 0.7%
Exponent, Inc.	576	40,954
Insperity, Inc.	1,068	61,250
Korn/Ferry International	2,043	84,539
Mistras Group, Inc. *	764	17,931
On Assignment, Inc. *	819	52,637
TriNet Group, Inc. *	1,156	51,257
WageWorks, Inc. *	655	40,610
Willdan Group, Inc. *	2,362	56,546

		405,724

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,572	76,462
RE/MAX Holdings, Inc., Class A	1,570	76,145
RMR Group, Inc. (The), Class A	1,492	88,476

		241,083

Road & Rail - 0.5%
ArcBest Corp.	1,360	48,620
Covenant Transportation Group, Inc., Class A *	1,000	28,730
Heartland Express, Inc.	1,825	42,595
Marten Transport Ltd.	1,333	27,060
Saia, Inc. *	1,426	100,890
Werner Enterprises, Inc.	1,306	50,477

		298,372

Semiconductors & Semiconductor Equipment - 4.1%
Advanced Energy Industries, Inc. *	2,641	178,215
Alpha & Omega Semiconductor Ltd. *	1,934	31,640
Amkor Technology, Inc. *	9,807	98,560
Axcelis Technologies, Inc. *	3,743	107,424
AXT, Inc. *	3,076	26,761
Brooks Automation, Inc.	3,804	90,726
Cabot Microelectronics Corp.	651	61,246
CEVA, Inc. *	1,099	50,719
Cirrus Logic, Inc. *	2,162	112,121
Cohu, Inc.	1,054	23,135
Cree, Inc. *	437	16,230
Diodes, Inc. *	1,023	29,330
Entegris, Inc.	4,960	151,032
FormFactor, Inc. *	2,760	43,194
Inphi Corp. *	1,400	51,240
Integrated Device Technology, Inc. *	2,712	80,628

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 4.1% (continued)
MACOM Technology Solutions Holdings, Inc. *	1,821	$59,255
MaxLinear, Inc. *	5,059	133,659
MKS Instruments, Inc.	2,742	259,119
Monolithic Power Systems, Inc.	2,657	298,541
Nanometrics, Inc. *	818	20,385
Pixelworks, Inc. *	3,913	24,769
Power Integrations, Inc.	424	31,185
Rambus, Inc. *	3,205	45,575
Rudolph Technologies, Inc. *	786	18,785
Semtech Corp. *	1,257	42,989
Silicon Laboratories, Inc. *	696	61,457
Ultra Clean Holdings, Inc. *	5,461	126,095
Xperi Corp.	1,076	26,254

		2,300,269

Software - 4.3%
8x8, Inc. *	4,163	58,698
ACI Worldwide, Inc. *	1,294	29,335
Aspen Technology, Inc. *	2,070	137,034
Blackbaud, Inc.	1,816	171,594
Bottomline Technologies de, Inc. *	789	27,362
Callidus Software, Inc. *	2,392	68,531
CommVault Systems, Inc. *	357	18,742
Ebix, Inc.	1,032	81,786
Ellie Mae, Inc. *	1,417	126,680
Fair Isaac Corp.	951	145,693
HubSpot, Inc. *	1,597	141,175
MicroStrategy, Inc., Class A *	200	26,260
Paycom Software, Inc. *	3,900	313,287
Paylocity Holding Corp. *	1,367	64,468
Pegasystems, Inc.	3,235	152,530
Proofpoint, Inc. *	1,840	163,410
PROS Holdings, Inc. *	1,046	27,667
Qualys, Inc. *	1,346	79,885
RealPage, Inc. *	2,902	128,559
RingCentral, Inc., Class A *	4,189	202,748
Upland Software, Inc. *	2,470	53,500
Varonis Systems, Inc. *	1,474	71,563
Verint Systems, Inc. *	900	37,665
VirnetX Holding Corp. *	80	296
Zendesk, Inc. *	2,424	82,028

		2,410,496

Specialty Retail - 1.6%
Aaron’s, Inc.	2,148	85,598
Caleres, Inc.	931	31,170
Children’s Place, Inc. (The)	826	120,059
Conn’s, Inc. *(a)	3,131	111,307
Five Below, Inc. *	1,764	116,989
Lithia Motors, Inc., Class A	466	52,933
Lumber Liquidators Holdings, Inc. *	1,707	53,583
Office Depot, Inc.	5,830	20,638
Party City Holdco, Inc. *	1,551	21,636
Restoration Hardware Holdings, Inc. *	1,645	141,815
Sleep Number Corp. *	1,551	58,302
Tilly’s, Inc., Class A	5,051	74,553

		888,583

Technology Hardware, Storage & Peripherals - 0.1%
Intevac, Inc. *	2,417	16,556
Pure Storage, Inc., Class A *	1,016	16,114
Super Micro Computer, Inc. *	1,027	21,490

		54,160

Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	1,013	72,815
Steven Madden Ltd. *	439	20,501

		93,316

INVESTMENTS	SHARES	VALUE ($)
Thrifts & Mortgage Finance - 3.2%
Beneficial Bancorp, Inc.	1,856	$30,531
BofI Holding, Inc. *(a)	3,235	96,727
Capitol Federal Financial, Inc.	2,504	33,579
Essent Group Ltd. *	5,465	237,290
Federal Agricultural Mortgage Corp., Class C	656	51,326
First Defiance Financial Corp.	725	37,678
HomeStreet, Inc. *	1,444	41,804
Kearny Financial Corp.	3,143	45,416
LendingTree, Inc. *	1,085	369,388
Meridian Bancorp, Inc.	1,087	22,392
Meta Financial Group, Inc.	1,311	121,464
MGIC Investment Corp. *	14,523	204,920
Nationstar Mortgage Holdings, Inc. *	2,032	37,592
NMI Holdings, Inc., Class A *	957	16,269
Northwest Bancshares, Inc.	7,532	126,010
Oritani Financial Corp.	1,843	30,225
Radian Group, Inc.	3,971	81,842
Walker & Dunlop, Inc. *	2,009	95,428
Washington Federal, Inc.	1,931	66,137
Waterstone Financial, Inc.	2,000	34,100

		1,780,118

Tobacco - 0.1%
Universal Corp.	323	16,958
Vector Group Ltd.	1,580	35,360

		52,318

Trading Companies & Distributors - 1.3%
Aircastle Ltd.	1,474	34,477
Beacon Roofing Supply, Inc. *	1,573	100,294
CAI International, Inc. *	2,868	81,222
DXP Enterprises, Inc. *	1,558	46,070
H&E Equipment Services, Inc.	1,444	58,699
MRC Global, Inc. *	3,293	55,717
Rush Enterprises, Inc., Class A *	1,663	84,497
SiteOne Landscape Supply, Inc. *	1,910	146,497
Textainer Group Holdings Ltd. *	1,190	25,585
Triton International Ltd. *	2,571	96,284

		729,342

Water Utilities - 0.4%
American States Water Co.	1,106	64,049
Cadiz, Inc. *	2,241	31,934
California Water Service Group	597	27,074
Connecticut Water Service, Inc.	635	36,455
Middlesex Water Co.	1,085	43,302

		202,814

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	3,383	76,118
Shenandoah Telecommunications Co.	2,014	68,073

		144,191

TOTAL COMMON STOCKS (Cost $41,906,926)		54,240,875

EXCHANGE TRADED FUNDS - 2.0%
iShares Russell 2000 Fund (Cost $865,668)	7,349	1,120,428

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
Limited Purpose Cash Investment Fund, 1.17% (2)(c) (Cost $1,025,621)	1,025,723	$1,025,621

SECURITIES LENDING COLLATERAL - 6.2%

Investment Companies - 6.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
1.17% (2)(c)(d)	584,090	584,090
Limited Purpose Cash Investment Fund 1.01% (2)(c)(d)	2,912,931	2,912,931

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,497,021)		3,497,021

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 106.6% (Cost $47,295,236)		59,883,945

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.6)%		(3,700,523)

NET ASSETS - 100.0%		$56,183,422

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$7,139,793	12.7%
Consumer Staples	1,502,943	2.7
Energy	906,600	1.6
Exchange Traded Fund	1,120,428	2.0
Financials	8,136,307	14.5
Health Care	13,131,154	23.4
Industrials	6,877,254	12.2
Information Technology	10,664,190	19.0
Materials	2,292,200	4.1
Real Estate	1,919,446	3.4
Telecommunication Services	347,557	0.6
Utilities	1,323,431	2.4
Short-Term Investments	1,025,621	1.8
Securities Lending Collateral	3,497,021	6.2

Total Investments In Securities At Value	59,883,945	106.6
Liabilities in Excess of Other Assets	(3,700,523)	(6.6)

Net Assets	$56,183,422	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $3,379,127.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 95.5%

Australia - 3.8%
AGL Energy Ltd.	14,330	$271,554
Amcor Ltd.	28,362	339,842
Aristocrat Leisure Ltd.	12,295	226,402
BHP Billiton plc	44,327	896,308
CIMIC Group Ltd.	838	33,516
Cochlear Ltd.	228	30,393
CSL Ltd.	5,124	563,095
Dexus, REIT	12,369	93,863
Fortescue Metals Group Ltd.	27,768	105,084
Insurance Australia Group Ltd.	23,996	135,152
Medibank Pvt Ltd.	36,704	93,993
Qantas Airways Ltd.	47,356	185,685
Ramsay Health Care Ltd.	4,824	263,422
South32 Ltd.	136,113	368,941
Treasury Wine Estates Ltd.	54,769	679,627

		4,286,877

Austria - 0.7%
ANDRITZ AG	2,003	113,023
OMV AG	6,031	381,605
Raiffeisen Bank International AG *	8,448	305,699

		800,327

Belgium - 1.1%
Ageas	9,048	441,992
KBC Group NV	6,207	528,919
Umicore SA	5,042	238,734

		1,209,645

Canada - 3.0%
Alimentation Couche-Tard, Inc., Class B (1)	2,207	115,161
Bank of Nova Scotia (The) (1)	1,651	106,547
Bombardier, Inc., Class B (1)*	35,987	86,747
Canadian National Railway Co. (1)	1,203	99,197
Canadian Tire Corp. Ltd., Class A (1)	467	60,892
CCL Industries, Inc., Class B (1)	5,712	263,924
CGI Group, Inc., Class A (1)*	1,089	59,172
Constellation Software, Inc. (1)	299	181,260
Dollarama, Inc. (1)	3,406	425,547
Franco-Nevada Corp. (1)	579	46,274
Gildan Activewear, Inc. (1)	2,257	72,917
International Petroleum Corp. *	3,493	15,259
Manulife Financial Corp. (1)	15,362	320,439
Methanex Corp. (1)	780	47,259
Onex Corp. (1)	1,464	107,372
Open Text Corp. (1)	1,890	67,225
Restaurant Brands International, Inc. (1)	6,193	380,695
Rogers Communications, Inc., Class B (1)	2,217	112,966
Royal Bank of Canada (1)	2,072	169,205
Shopify, Inc., Class A (1)*	4,448	449,789
Sun Life Financial, Inc. (1)	3,004	123,984
Toronto-Dominion Bank (The) (1)	563	32,987
West Fraser Timber Co. Ltd. (1)	911	56,218

		3,401,036

Chile - 0.0% (b)
Antofagasta plc	3,557	48,006

INVESTMENTS	SHARES	VALUE ($)
China - 0.5%
BOC Hong Kong Holdings Ltd.	89,500	$452,313
Yangzijiang Shipbuilding Holdings Ltd.	61,700	67,655

		519,968

Denmark - 2.2%
AP Moller - Maersk A/S, Class B	79	137,696
Carlsberg A/S, Class B	274	32,863
Chr Hansen Holding A/S	1,365	127,972
Danske Bank A/S	5,334	207,610
DSV A/S	1,972	155,168
Genmab A/S *	1,353	224,070
H Lundbeck A/S	3,430	173,939
ISS A/S	1,327	51,375
Novo Nordisk A/S, Class B	12,124	651,489
Orsted A/S (c)	4,040	220,216
Pandora A/S	995	108,155
Tryg A/S	11,965	299,305
Vestas Wind Systems A/S	2,208	152,574

		2,542,432

Finland - 1.1%
Fortum OYJ	7,983	157,994
Kone OYJ, Class B	2,741	147,199
Metso OYJ	1,670	56,972
Neste OYJ	1,101	70,476
Nokian Renkaat OYJ	1,449	65,742
Orion OYJ, Class B	1,802	67,188
Sampo OYJ, Class A	3,563	195,545
Stora Enso OYJ, Class R	7,430	117,712
UPM-Kymmene OYJ	6,976	216,570
Wartsila OYJ Abp	1,892	119,378

		1,214,776

France - 5.7%
Accor SA	917	47,207
Airbus SE	10,257	1,019,411
AXA SA	6,712	198,898
BNP Paribas SA	10,463	778,328
Capgemini SE	1,863	220,657
Credit Agricole SA	26,078	430,601
Dassault Systemes SE	2,145	227,755
Essilor International Cie Generale d’Optique SA	726	100,000
Hermes International	304	162,632
Iliad SA	513	122,923
L’Oreal SA	548	121,426
LVMH Moet Hennessy Louis Vuitton SE	1,666	488,980
Orange SA	18,570	321,834
Peugeot SA	2,366	48,056
Renault SA	555	55,710
Safran SA	2,841	293,037
Sanofi	811	69,821
Societe Generale SA	14,482	746,627
TOTAL SA	10,152	560,390
Valeo SA	5,598	417,000

		6,431,293

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 10.3%
adidas AG	4,540	$907,954
Allianz SE (Registered)	8,607	1,969,694
BASF SE	2,962	324,728
Bayer AG (Registered)	7,312	908,613
Brenntag AG	669	42,176
Commerzbank AG *	31,457	469,253
Continental AG	724	194,669
Covestro AG (c)	3,603	370,988
Deutsche Boerse AG	411	47,571
Deutsche Post AG (Registered)	7,815	371,475
Deutsche Wohnen SE	1,889	82,392
E.ON SE	43,872	475,405
Fraport AG Frankfurt Airport Services Worldwide	834	91,606
Fresenius Medical Care AG & Co. KGaA	459	48,199
Hannover Rueck SE	3,192	400,481
HeidelbergCement AG	864	93,161
HOCHTIEF AG	255	45,035
HUGO BOSS AG	660	56,006
Infineon Technologies AG	42,845	1,166,850
KION Group AG	804	69,209
LANXESS AG	1,584	125,563
MAN SE	419	47,947
Merck KGaA	2,301	246,982
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	264	57,011
OSRAM Licht AG	1,230	110,138
RWE AG *	10,852	220,843
SAP SE	12,021	1,344,854
Siemens AG (Registered)	6,738	932,928
Symrise AG	675	57,874
thyssenkrupp AG	5,602	161,537
United Internet AG (Registered)	645	44,196
Vonovia SE	1,258	62,331
Zalando SE *(c)	3,246	171,155

		11,718,824

Hong Kong - 2.7%
AIA Group Ltd.	69,200	588,591
ASM Pacific Technology Ltd.	5,100	70,753
CK Asset Holdings Ltd.	7,000	61,020
CK Hutchison Holdings Ltd.	7,000	87,712
CLP Holdings Ltd.	26,000	265,991
Galaxy Entertainment Group Ltd.	41,000	327,335
Henderson Land Development Co. Ltd.	19,965	131,270
Hong Kong Exchanges & Clearing Ltd.	3,200	97,882
Link REIT	26,000	240,547
MTR Corp. Ltd.	19,500	114,136
PCCW Ltd.	75,000	43,528
Power Assets Holdings Ltd.	4,000	33,716
Sands China Ltd.	45,200	232,655
SJM Holdings Ltd.	47,000	41,996
Sun Hung Kai Properties Ltd.	9,000	149,842
Techtronic Industries Co. Ltd.	14,000	91,076
WH Group Ltd. (c)	251,500	283,449
Wharf Holdings Ltd. (The)	16,000	55,176
Wharf Real Estate Investment Co. Ltd. (1)*	16,000	106,491
Wheelock & Co. Ltd.	9,000	64,154

		3,087,320

INVESTMENTS	SHARES	VALUE ($)
Italy - 2.4%
Assicurazioni Generali SpA	6,913	$125,827
Atlantia SpA	3,173	100,033
Enel SpA	46,940	288,647
Eni SpA	4,991	82,591
Ferrari NV	3,660	383,496
GEDI Gruppo Editoriale SpA *	1,552	1,306
Intesa Sanpaolo SpA	219,650	728,767
Leonardo SpA	9,430	112,059
Mediobanca SpA	16,297	184,657
Prysmian SpA	2,292	74,685
Recordati SpA	1,120	49,772
UniCredit SpA *	30,019	559,982

		2,691,822

Japan - 28.5%
Acom Co. Ltd. *	9,400	39,494
Aisin Seiki Co. Ltd.	1,800	100,841
Alps Electric Co. Ltd.	5,800	164,983
ANA Holdings, Inc.	7,400	308,702
Asahi Glass Co. Ltd.	3,300	142,641
Asahi Group Holdings Ltd.	4,500	223,288
Asahi Kasei Corp.	24,200	311,439
Bank of Kyoto Ltd. (The)	1,000	51,933
Benesse Holdings, Inc.	2,100	73,886
Bridgestone Corp.	7,900	365,630
Brother Industries Ltd.	9,000	221,216
Canon, Inc.	12,000	447,097
Chiba Bank Ltd. (The)	15,000	124,391
Chugai Pharmaceutical Co. Ltd.	1,900	97,107
Coca-Cola Bottlers Japan, Inc.	1,500	54,733
Daicel Corp.	3,400	38,584
Dai-ichi Life Holdings, Inc.	12,700	261,012
Daiichi Sankyo Co. Ltd.	2,400	62,405
Daikin Industries Ltd.	3,100	366,305
Daito Trust Construction Co. Ltd.	800	162,985
Daiwa House Industry Co. Ltd.	7,600	291,440
Denso Corp.	2,000	119,818
Disco Corp.	1,200	265,967
FamilyMart UNY Holdings Co. Ltd.	800	56,031
FANUC Corp.	600	143,938
Fuji Electric Co. Ltd.	6,000	45,074
FUJIFILM Holdings Corp.	2,000	81,610
Fujitsu Ltd.	43,000	304,850
Fukuoka Financial Group, Inc.	12,000	67,148
Hitachi Chemical Co. Ltd.	3,300	84,500
Hitachi Construction Machinery Co. Ltd.	5,300	192,080
Hitachi Ltd.	74,000	574,107
Hoshizaki Corp.	1,200	106,314
Hoya Corp.	6,900	343,642
Idemitsu Kosan Co. Ltd.	10,100	404,563
IHI Corp.	1,900	63,016
Iida Group Holdings Co. Ltd. (a)	2,400	45,174
ITOCHU Corp.	17,800	331,819
Japan Airport Terminal Co. Ltd.	900	33,321
JFE Holdings, Inc.	5,900	140,995
JXTG Holdings, Inc.	13,500	86,755
Kajima Corp.	21,000	201,766
Kaneka Corp.	4,000	36,458
Kansai Electric Power Co., Inc. (The)	17,900	218,918

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.5% (continued)
Kao Corp.	1,000	$67,570
Keihan Holdings Co. Ltd.	2,600	76,492
Keisei Electric Railway Co. Ltd.	1,900	61,003
Keyence Corp.	1,800	1,005,536
Kikkoman Corp.	2,300	93,011
Kirin Holdings Co. Ltd.	14,300	360,380
Koito Manufacturing Co. Ltd.	5,000	350,067
Komatsu Ltd.	13,100	473,430
Konami Holdings Corp.	3,000	164,977
Kose Corp.	900	140,244
Kuraray Co. Ltd.	2,400	45,187
Kyocera Corp.	2,700	176,275
Lion Corp.	4,900	92,620
M3, Inc.	5,800	203,314
Mabuchi Motor Co. Ltd.	900	48,649
Marubeni Corp.	8,300	60,006
Marui Group Co. Ltd.	3,700	67,636
McDonald’s Holdings Co. Japan Ltd.	1,700	74,705
Mebuki Financial Group, Inc.	10,100	42,668
MEIJI Holdings Co. Ltd.	1,100	93,620
MINEBEA MITSUMI, Inc.	18,800	392,115
MISUMI Group, Inc.	5,900	171,290
Mitsubishi Chemical Holdings Corp.	29,200	319,504
Mitsubishi Corp.	6,800	187,502
Mitsubishi Electric Corp.	16,200	268,476
Mitsubishi Gas Chemical Co., Inc.	10,600	303,531
Mitsubishi Motors Corp.	20,000	143,882
Mitsubishi Tanabe Pharma Corp.	4,300	88,623
Mitsubishi UFJ Financial Group, Inc.	132,200	962,147
Mitsui & Co. Ltd.	2,800	45,426
Mitsui Chemicals, Inc.	2,000	64,135
Mitsui OSK Lines Ltd.	1,300	43,204
Mixi, Inc.	2,100	94,055
Murata Manufacturing Co. Ltd.	700	93,722
Nexon Co. Ltd. *	7,900	229,102
NH Foods Ltd.	2,000	48,719
Nidec Corp.	4,300	602,073
Nintendo Co. Ltd.	2,200	792,213
Nippon Electric Glass Co. Ltd.	2,500	95,153
Nippon Express Co. Ltd.	1,000	66,407
Nippon Paint Holdings Co. Ltd.	4,000	126,386
Nisshin Seifun Group, Inc. (a)	3,800	76,698
Nitori Holdings Co. Ltd.	2,700	384,276
Nitto Denko Corp.	2,200	194,587
Nomura Holdings, Inc.	31,600	185,232
Nomura Research Institute Ltd.	2,050	95,154
NSK Ltd.	17,000	266,339
NTT Data Corp.	12,500	148,298
Obayashi Corp.	15,000	181,202
Obic Co. Ltd.	1,600	117,516
Olympus Corp.	900	34,430
Omron Corp.	3,700	220,072
Oracle Corp. Japan	400	33,104
Oriental Land Co. Ltd.	3,000	272,939
Otsuka Corp.	1,900	145,512
Otsuka Holdings Co. Ltd.	5,500	241,215
Panasonic Corp.	30,900	450,952
Park24 Co. Ltd.	2,900	69,424
Pola Orbis Holdings, Inc.	3,800	133,155
Recruit Holdings Co. Ltd.	26,700	662,960

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.5% (continued)
Renesas Electronics Corp. *	14,900	$172,802
Resona Holdings, Inc.	17,100	101,895
Rinnai Corp.	500	45,238
Rohm Co. Ltd.	3,300	363,534
Ryohin Keikaku Co. Ltd.	700	217,902
Secom Co. Ltd.	700	52,810
Seiko Epson Corp.	5,800	136,540
Sharp Corp. *(a)	8,700	297,792
Shimadzu Corp.	5,000	113,432
Shimamura Co. Ltd.	300	32,958
Shimano, Inc.	1,100	154,614
Shimizu Corp.	12,000	123,767
Shin-Etsu Chemical Co. Ltd.	6,300	638,335
Shionogi & Co. Ltd.	4,300	232,350
Shiseido Co. Ltd.	9,300	448,122
SMC Corp.	500	205,192
SoftBank Group Corp.	14,200	1,124,222
Sohgo Security Services Co. Ltd.	2,000	108,701
Sompo Holdings, Inc.	1,700	65,621
Sony Corp.	18,000	807,892
Sony Financial Holdings, Inc.	2,900	51,253
Stanley Electric Co. Ltd.	900	36,416
Start Today Co. Ltd.	9,500	288,355
Sumitomo Chemical Co. Ltd.	14,000	100,179
Sumitomo Corp.	6,800	115,340
Sumitomo Heavy Industries Ltd.	4,800	202,251
Sumitomo Metal Mining Co. Ltd.	2,100	96,076
Sumitomo Mitsui Financial Group, Inc.	800	34,484
Suruga Bank Ltd.	3,000	64,147
Suzuki Motor Corp.	9,300	538,318
Sysmex Corp.	2,500	196,303
T&D Holdings, Inc.	16,300	278,086
Taiheiyo Cement Corp.	1,200	51,664
Taisei Corp.	4,100	203,897
Takeda Pharmaceutical Co. Ltd.	12,500	707,721
Teijin Ltd. (a)	1,800	39,996
Terumo Corp. (a)	5,100	241,279
THK Co. Ltd.	4,600	171,947
Toho Gas Co. Ltd.	1,700	46,543
Tokyo Electron Ltd.	3,700	667,441
Toray Industries, Inc. (a)	5,000	47,062
Tosoh Corp.	13,000	293,283
TOTO Ltd.	3,500	206,095
Toyota Tsusho Corp.	3,100	124,537
Trend Micro, Inc.	3,300	186,790
USS Co. Ltd.	4,900	103,619
West Japan Railway Co.	1,000	72,954
Yakult Honsha Co. Ltd.	2,700	203,729
Yamaha Corp.	6,000	221,321
Yamaha Motor Co. Ltd.	6,900	226,032
Yamato Holdings Co. Ltd.	2,100	42,158
Yaskawa Electric Corp.	10,200	446,914
Yokogawa Electric Corp.	2,900	55,369

		32,411,374

Luxembourg - 0.4%
ArcelorMittal *	13,439	436,005

Macau - 0.1%
MGM China Holdings Ltd.	16,000	48,283
Wynn Macau Ltd.	25,600	80,934

		129,217

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Mexico - 0.1%
Fresnillo plc	4,333	$83,254

Netherlands - 4.6%
ABN AMRO Group NV, CVA (c)	11,107	358,099
ASML Holding NV	6,954	1,209,012
EXOR NV	2,559	156,872
ING Groep NV	70,241	1,289,396
Koninklijke DSM NV	1,536	146,725
Koninklijke Philips NV	16,704	630,721
NN Group NV	3,960	171,284
Randstad Holding NV	1,696	104,065
Royal Dutch Shell plc, Class B	26,908	906,101
Wolters Kluwer NV	5,281	275,297

		5,247,572

Norway - 0.6%
DNB ASA	17,192	318,248
Norsk Hydro ASA	41,750	316,499

		634,747

Singapore - 1.0%
City Developments Ltd.	3,500	32,550
DBS Group Holdings Ltd.	23,000	425,415
Genting Singapore plc	80,500	78,620
Global Logistic Properties Ltd.	38,700	97,451
Oversea-Chinese Banking Corp. Ltd.	17,900	165,364
Singapore Telecommunications Ltd.	54,500	145,304
United Overseas Bank Ltd.	6,900	136,020
UOL Group Ltd.	4,900	32,410

		1,113,134

Spain - 3.9%
Aena SME SA (c)	716	144,904
Amadeus IT Group SA	6,461	464,950
Banco Bilbao Vizcaya Argentaria SA	44,824	380,924
Banco de Sabadell SA	70,551	139,864
Banco Santander SA	262,760	1,722,716
Bankia SA	11,669	55,696
CaixaBank SA	128,284	596,370
Ferrovial SA	8,844	200,698
Grifols SA	5,611	164,060
Iberdrola SA	33,195	256,972
Industria de Diseno Textil SA	6,205	215,759
Mapfre SA	9,662	30,992

		4,373,905

Sweden - 3.2%
Assa Abloy AB, Class B	10,741	222,677
Atlas Copco AB, Class A	15,639	674,917
Boliden AB	13,259	453,428
Electrolux AB, Series B	2,915	93,850
Hexagon AB, Class B	1,945	97,569
Industrivarden AB, Class C	1,896	46,770
Investor AB, Class B	8,144	371,429
Kinnevik AB, Class B	2,239	75,658
Lundin Petroleum AB *	2,022	46,286
Nordea Bank AB	21,015	254,449
Sandvik AB	35,619	623,499
Skanska AB, Class B	1,776	36,800
Tele2 AB, Class B	2,506	30,799
Volvo AB, Class B	32,646	607,930

		3,636,061

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 6.3%
ABB Ltd. (Registered)	24,026	$643,521
Baloise Holding AG (Registered)	623	96,843
Cie Financiere Richemont SA (Registered)	9,450	855,866
Coca-Cola HBC AG *	2,201	71,880
Credit Suisse Group AG (Registered) *	2,181	38,900
Dufry AG (Registered) *	261	38,743
EMS-Chemie Holding AG (Registered)	460	306,896
Geberit AG (Registered)	528	232,408
Givaudan SA (Registered)	118	272,571
Glencore plc *	177,720	930,179
Julius Baer Group Ltd. *	1,875	114,660
Kuehne + Nagel International AG (Registered)	445	78,729
LafargeHolcim Ltd. (Registered) *	1,853	104,364
Lonza Group AG (Registered) *	2,555	689,100
Partners Group Holding AG	1,400	959,270
Schindler Holding AG	238	54,738
Sika AG	45	357,030
Sonova Holding AG (Registered)	373	58,223
STMicroelectronics NV	13,589	296,431
Straumann Holding AG (Registered)	491	346,376
Swatch Group AG (The)	520	211,733
Swiss Life Holding AG (Registered) *	184	65,039
Swiss Re AG	539	50,408
Zurich Insurance Group AG	877	266,646

		7,140,554

United Kingdom - 13.3%
3i Group plc	5,219	64,252
Admiral Group plc	1,746	47,094
Anglo American plc	24,124	501,755
Ashtead Group plc	4,765	127,804
Associated British Foods plc	839	31,911
AstraZeneca plc	4,402	303,763
Auto Trader Group plc (c)	29,518	140,304
BAE Systems plc	37,113	286,747
Barclays plc	30,109	82,420
Barratt Developments plc	7,602	66,316
British American Tobacco plc	28,247	1,909,462
BT Group plc	11,010	40,355
Bunzl plc	6,811	190,300
CNH Industrial NV	14,972	200,304
Compass Group plc	27,316	588,993
Diageo plc	1,887	69,167
Direct Line Insurance Group plc	42,210	217,204
Experian plc	5,258	115,900
Fiat Chrysler Automobiles NV *	35,383	631,703
GlaxoSmithKline plc	34,992	619,680
HSBC Holdings plc	165,229	1,706,496
Imperial Brands plc	6,505	277,468
Inmarsat plc	6,370	42,136
International Consolidated Airlines Group SA	47,226	409,266
Intertek Group plc	3,758	262,811
ITV plc	51,707	115,391
Kingfisher plc	13,199	60,267
Legal & General Group plc	45,149	166,220
Marks & Spencer Group plc	8,119	34,446
Merlin Entertainments plc	9,248	45,306

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 13.3% (continued)
National Grid plc	30,312	$357,334
Persimmon plc	12,600	465,498
Prudential plc	20,491	524,781
Randgold Resources Ltd.	1,577	156,588
Reckitt Benckiser Group plc	5,607	523,097
RELX NV	14,021	322,265
Rio Tinto plc	10,666	559,513
Sage Group plc (The)	32,325	347,510
Smith & Nephew plc	3,009	52,065
SSE plc	1,950	34,667
Standard Chartered plc *	37,014	388,706
Taylor Wimpey plc	76,759	213,560
Unilever NV, CVA	17,672	994,986
Vodafone Group plc	255,688	808,228
Whitbread plc	1,309	70,613

		15,174,652

United States - 0.0% (b)
QIAGEN NV *	1,704	53,149

TOTAL COMMON STOCKS (Cost $88,645,600)		108,385,950

SHORT-TERM INVESTMENTS - 3.9%

INVESTMENT COMPANIES - 3.9%
Limited Purpose Cash Investment Fund, 1.17% (d) (Cost $4,389,046)	4,389,485	4,389,046

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (d)(e)	67,669	67,669
Limited Purpose Cash Investment Fund 1.01% (d)(e)	337,476	337,476

TOTAL SECURITIES LENDING COLLATERAL (Cost $405,145)		405,145

Total Investments In Securities At Value - 99.7% (Cost $93,439,791)		113,180,141

Liabilities In Excess Of Other Assets - 0.3%(f)		244,943

Net Assets - 100.0%		113,425,084

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$14,303,726	12.6%
Consumer Staples	7,202,417	6.3
Energy	2,554,026	2.3
Financials	24,719,249	21.8
Health Care	8,762,507	7.7
Industrials	17,973,979	15.8
Information Technology	14,001,627	12.3
Materials	11,563,402	10.2
Real Estate	1,663,923	1.5
Telecommunication Services	2,792,296	2.5
Utilities	2,848,798	2.5
Short-Term Investments	4,389,046	3.9
Securities Lending Collateral	405,145	0.3

Total Investments In Securities At Value	113,180,141	99.7
Liabilities in Excess of Other Assets (f)	244,943	0.3

Net Assets	$113,425,084	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $626,754; additional non-cash collateral of $283,643 was received.
(b)	Represents less than 0.05% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $1,689,115, which represents approximately 1.49% of net assets of the fund.
(d)	Represents 7-day effective yield as of December 31, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	38	3/2018	USD	$3,886,450	$29,517

					$29,517

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$85,374	$85,374

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.2%
Aerospace & Defense - 4.1%
Boeing Co. (The)	63,882	$18,839,441
General Dynamics Corp.	25,157	5,118,192
Huntington Ingalls Industries, Inc.	1,805	425,439
Lockheed Martin Corp.	23,009	7,387,039
Northrop Grumman Corp.	32,334	9,923,628
Raytheon Co.	51,037	9,587,300
United Technologies Corp.	24,858	3,171,135

		54,452,174

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	25,824	2,300,660
Expeditors International of Washington, Inc.	71,959	4,655,028
FedEx Corp.	4,513	1,126,174
United Parcel Service, Inc., Class B	44,385	5,288,473

		13,370,335

Airlines - 0.5%
Alaska Air Group, Inc.	9,763	717,678
Southwest Airlines Co.	95,059	6,221,612

		6,939,290

Banks - 4.9%
Bank of Hawaii Corp.	14,683	1,258,333
Bank of the Ozarks, Inc.	66,265	3,210,539
BB&T Corp.	37,331	1,856,097
BOK Financial Corp.	9,414	869,101
Commerce Bancshares, Inc.	34,850	1,946,024
Cullen/Frost Bankers, Inc.	11,255	1,065,286
East West Bancorp, Inc.	48,904	2,974,830
First Republic Bank	2,157	186,883
JPMorgan Chase & Co.	2,379	254,410
M&T Bank Corp.	49,427	8,451,523
PacWest Bancorp	26,130	1,316,952
People’s United Financial, Inc.	22,078	412,859
PNC Financial Services Group, Inc. (The)	43,562	6,285,561
Signature Bank *	4,728	648,965
SunTrust Banks, Inc.	15,300	988,227
SVB Financial Group *	19,443	4,545,190
TCF Financial Corp.	103,623	2,124,272
US Bancorp	266,016	14,253,137
Wells Fargo & Co.	192,781	11,696,023

		64,344,212

Beverages - 4.1%
Brown-Forman Corp., Class B	30,737	2,110,710
Coca-Cola Co. (The)	399,610	18,334,107
Constellation Brands, Inc., Class A	13,413	3,065,809
Dr Pepper Snapple Group, Inc.	53,145	5,158,253
Monster Beverage Corp. *	93,127	5,894,008
PepsiCo, Inc.	165,726	19,873,862

		54,436,749

Biotechnology - 0.8%
Biogen, Inc. *	4,242	1,351,374
Bioverativ, Inc. *	26,060	1,405,155
Celgene Corp. *	15,326	1,599,422
Regeneron Pharmaceuticals, Inc. *	3,401	1,278,640
Seattle Genetics, Inc. *	6,034	322,819

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 0.8% (continued)
United Therapeutics Corp. *	19,374	$2,866,383
Vertex Pharmaceuticals, Inc. *	11,076	1,659,849

		10,483,642

Capital Markets - 2.1%
Bank of New York Mellon Corp. (The)	12,985	699,372
BlackRock, Inc.	950	488,024
Cboe Global Markets, Inc.	79,435	9,896,807
CME Group, Inc.	62,342	9,105,049
FactSet Research Systems, Inc.	7,520	1,449,555
Franklin Resources, Inc.	32,502	1,408,312
Intercontinental Exchange, Inc.	21,430	1,512,101
MarketAxess Holdings, Inc.	1,172	236,451
SEI Investments Co.	8,335	598,953
T. Rowe Price Group, Inc.	22,264	2,336,162

		27,730,786

Chemicals - 2.0%
Air Products & Chemicals, Inc.	25,689	4,215,051
Ecolab, Inc.	47,935	6,431,918
NewMarket Corp.	3,487	1,385,699
PPG Industries, Inc.	26,741	3,123,884
Praxair, Inc.	7,705	1,191,809
Sherwin-Williams Co. (The)	24,950	10,230,498

		26,578,859

Commercial Services & Supplies - 2.3%
Cintas Corp.	13,680	2,131,754
Clean Harbors, Inc. *	12,491	677,012
Republic Services, Inc.	112,009	7,572,929
Rollins, Inc.	52,298	2,433,426
Waste Management, Inc.	195,929	16,908,673

		29,723,794

Communications Equipment - 1.5%
Arista Networks, Inc. *	17,410	4,101,448
Cisco Systems, Inc.	190,943	7,313,117
F5 Networks, Inc. *	54,899	7,203,847
Harris Corp.	7,261	1,028,521
Palo Alto Networks, Inc. *	975	141,316

		19,788,249

Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	18,908	1,247,172
Quanta Services, Inc. *	41,772	1,633,703

		2,880,875

Consumer Finance - 0.3%
American Express Co.	19,451	1,931,679
Discover Financial Services	22,017	1,693,548
SLM Corp. *	12,784	144,459

		3,769,686

Containers & Packaging - 0.0% (a)
Avery Dennison Corp.	2,810	322,757

Distributors - 0.2%
Genuine Parts Co.	12,315	1,170,048
Pool Corp.	10,717	1,389,459

		2,559,507

Diversified Consumer Services - 0.6%
H&R Block, Inc.	286,061	7,500,519

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	214,076	$8,323,275
Verizon Communications, Inc.	142,033	7,517,807

		15,841,082

Electric Utilities - 4.7%
Alliant Energy Corp.	9,681	412,507
American Electric Power Co., Inc.	173,939	12,796,692
Duke Energy Corp.	53,406	4,491,979
Edison International	90,869	5,746,556
Eversource Energy	5,106	322,597
Exelon Corp.	40,444	1,593,898
NextEra Energy, Inc.	58,566	9,147,424
OGE Energy Corp.	88,885	2,925,205
PG&E Corp.	212,721	9,536,282
Pinnacle West Capital Corp.	65,840	5,608,251
PPL Corp.	34,422	1,065,361
Southern Co. (The)	89,692	4,313,288
Xcel Energy, Inc.	96,623	4,648,533

		62,608,573

Electrical Equipment - 0.2%
Emerson Electric Co.	8,792	612,714
Rockwell Automation, Inc.	10,199	2,002,574

		2,615,288

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	19,003	1,668,464
Cognex Corp.	66,464	4,064,938
Dolby Laboratories, Inc., Class A	16,241	1,006,942
FLIR Systems, Inc.	69,769	3,252,631
IPG Photonics Corp. *	2,054	439,823
National Instruments Corp.	34,094	1,419,333

		11,852,131

Food & Staples Retailing - 3.3%
Casey’s General Stores, Inc.	12,737	1,425,780
Costco Wholesale Corp.	65,328	12,158,847
CVS Health Corp.	8,719	632,127
Sysco Corp.	133,155	8,086,503
Walgreens Boots Alliance, Inc.	35,393	2,570,240
Wal-Mart Stores, Inc.	186,345	18,401,569

		43,275,066

Food Products - 3.0%
Campbell Soup Co.	144,591	6,956,273
Conagra Brands, Inc.	26,569	1,000,854
Flowers Foods, Inc.	75,641	1,460,628
General Mills, Inc.	81,358	4,823,716
Hershey Co. (The)	68,713	7,799,613
Hormel Foods Corp.	124,159	4,518,146
Ingredion, Inc.	7,164	1,001,527
Kellogg Co.	22,182	1,507,932
Kraft Heinz Co. (The)	34,065	2,648,894
McCormick & Co., Inc. (Non-Voting)	67,964	6,926,211
Mondelez International, Inc., Class A	20,425	874,190
Tyson Foods, Inc., Class A	2,366	191,812

		39,709,796

Gas Utilities - 0.5%
Atmos Energy Corp.	32,664	2,805,511
UGI Corp.	71,520	3,357,864

		6,163,375

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	12,102	$690,661
ABIOMED, Inc. *	26,384	4,944,626
Align Technology, Inc. *	22,381	4,972,834
Baxter International, Inc.	8,732	564,437
Becton Dickinson and Co.	9,537	2,041,490
Danaher Corp.	37,871	3,515,186
DexCom, Inc. *	2,756	158,167
Edwards Lifesciences Corp. *	13,258	1,494,309
IDEXX Laboratories, Inc. *	9,666	1,511,569
Intuitive Surgical, Inc. *	26,799	9,780,027
Medtronic plc	41,707	3,367,840
ResMed, Inc.	33,673	2,851,766
Stryker Corp.	46,469	7,195,260
Varian Medical Systems, Inc. *	41,845	4,651,072
West Pharmaceutical Services, Inc.	9,245	912,204

		48,651,448

Health Care Providers & Services - 3.5%
Aetna, Inc.	16,085	2,901,573
AmerisourceBergen Corp.	14,583	1,339,011
Anthem, Inc.	41,375	9,309,789
Cardinal Health, Inc.	32,787	2,008,860
Cigna Corp.	21,759	4,419,035
Henry Schein, Inc. *	40,442	2,826,087
Humana, Inc.	25,946	6,436,424
UnitedHealth Group, Inc.	77,901	17,174,054

		46,414,833

Health Care Technology - 0.0% (a)
Veeva Systems, Inc., Class A *	7,106	392,820

Hotels, Restaurants & Leisure - 2.9%
Carnival Corp.	28,160	1,868,979
Darden Restaurants, Inc.	49,546	4,757,407
Domino’s Pizza, Inc.	7,900	1,492,784
McDonald’s Corp.	83,404	14,355,496
Starbucks Corp.	171,875	9,870,781
Yum Brands, Inc.	74,360	6,068,520

		38,413,967

Household Durables - 0.2%
Garmin Ltd.	43,475	2,589,805
Tupperware Brands Corp.	7,624	478,025

		3,067,830

Household Products - 3.3%
Church & Dwight Co., Inc.	117,543	5,897,132
Clorox Co. (The)	45,137	6,713,678
Colgate-Palmolive Co.	135,276	10,206,574
Kimberly-Clark Corp.	25,641	3,093,843
Procter & Gamble Co. (The)	190,289	17,483,753

		43,394,980

Industrial Conglomerates - 2.2%
3M Co.	74,782	17,601,439
Carlisle Cos., Inc.	1,820	206,843
General Electric Co.	17,888	312,146
Honeywell International, Inc.	69,039	10,587,821

		28,708,249

Insurance - 9.3%
Aflac, Inc.	18,698	1,641,310
Alleghany Corp. *	4,487	2,674,656
Allstate Corp. (The)	174,606	18,282,994
American Financial Group, Inc.	36,333	3,943,584
Aon plc	51,497	6,900,598

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 9.3% (continued)
Arch Capital Group Ltd. *	38,795	$3,521,422
Arthur J Gallagher & Co.	2,692	170,350
Assurant, Inc.	10,450	1,053,778
Axis Capital Holdings Ltd.	32,076	1,612,140
Chubb Ltd.	92,997	13,589,652
Cincinnati Financial Corp.	3,010	225,660
CNA Financial Corp.	8,681	460,527
Erie Indemnity Co., Class A	1,649	200,914
Everest Re Group Ltd.	40,316	8,920,318
FNF Group	153,650	6,029,226
Markel Corp. *	2,860	3,257,912
Marsh & McLennan Cos., Inc.	94,411	7,684,111
Mercury General Corp.	9,147	488,816
ProAssurance Corp.	13,873	792,842
Progressive Corp. (The)	302,803	17,053,865
RenaissanceRe Holdings Ltd.	21,094	2,649,195
Travelers Cos., Inc. (The)	129,421	17,554,664
Validus Holdings Ltd.	25,539	1,198,290
White Mountains Insurance Group Ltd.	249	211,969
Willis Towers Watson plc	2,742	413,192
WR Berkley Corp.	39,431	2,825,231

		123,357,216

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. *	10,950	12,805,696
Netflix, Inc. *	11,953	2,294,498
Priceline Group, Inc. (The) *	2,189	3,803,913
Wayfair, Inc., Class A *	7,300	585,971

		19,490,078

Internet Software & Services - 1.7%
Alphabet, Inc., Class A *	15,133	15,941,102
Facebook, Inc., Class A *	39,669	6,999,992

		22,941,094

IT Services - 6.4%
Accenture plc, Class A	87,310	13,366,288
Amdocs Ltd.	43,899	2,874,507
Automatic Data Processing, Inc.	82,914	9,716,692
Black Knight, Inc. *	31,449	1,388,473
Cognizant Technology Solutions Corp., Class A	36,176	2,569,219
Fiserv, Inc. *	18,685	2,450,164
Gartner, Inc. *	10,705	1,318,321
International Business Machines Corp.	35,271	5,411,277
Jack Henry & Associates, Inc.	33,023	3,862,370
Mastercard, Inc., Class A	92,812	14,048,024
Paychex, Inc.	91,996	6,263,088
Square, Inc., Class A *	34,372	1,191,677
Teradata Corp. *	37,394	1,438,173
Visa, Inc., Class A	160,298	18,277,178

		84,175,451

Leisure Products - 0.1%
Hasbro, Inc.	13,332	1,211,745

Life Sciences Tools & Services - 0.9%
Illumina, Inc. *	3,968	866,968
Mettler-Toledo International, Inc. *	11,905	7,375,385
Thermo Fisher Scientific, Inc.	7,310	1,388,023

Waters Corp. *	9,483	1,832,021

		11,462,397

INVESTMENTS	SHARES	VALUE ($)
Machinery - 0.5%
Cummins, Inc.	9,380	$1,656,883
Fortive Corp.	32,796	2,372,791
Illinois Tool Works, Inc.	1,816	302,999
Toro Co. (The)	26,968	1,759,123

		6,091,796

Media - 1.4%
Cable One, Inc.	1,723	1,211,872
Comcast Corp., Class A	92,010	3,685,001
Live Nation Entertainment, Inc. *	32,990	1,404,384
Walt Disney Co. (The)	112,555	12,100,788

		18,402,045

Multi-Utilities - 3.4%
Ameren Corp.	140,616	8,294,938
CenterPoint Energy, Inc.	24,123	684,128
CMS Energy Corp.	35,885	1,697,360
Consolidated Edison, Inc.	75,667	6,427,912
Dominion Energy, Inc.	41,636	3,375,014
DTE Energy Co.	46,410	5,080,039
NiSource, Inc.	62,133	1,594,954
Public Service Enterprise Group, Inc.	178,302	9,182,553
Sempra Energy	27,191	2,907,262
Vectren Corp.	29,455	1,915,164
WEC Energy Group, Inc.	62,261	4,135,998

		45,295,322

Oil, Gas & Consumable Fuels - 0.2%
ConocoPhillips	6,264	343,831
Exxon Mobil Corp.	34,762	2,907,494

		3,251,325

Personal Products - 0.8%
Estee Lauder Cos., Inc. (The), Class A	69,093	8,791,393
Nu Skin Enterprises, Inc., Class A	25,042	1,708,616

		10,500,009

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	78,756	4,826,168
Eli Lilly & Co.	79,228	6,691,597
Johnson & Johnson	128,881	18,007,253
Merck & Co., Inc.	134,422	7,563,926
Pfizer, Inc.	244,247	8,846,626
Zoetis, Inc.	2,245	161,730

		46,097,300

Professional Services - 0.2%
Equifax, Inc.	3,815	449,865
Robert Half International, Inc.	40,535	2,251,314
Verisk Analytics, Inc. *	4,533	435,168

		3,136,347

Road & Rail - 0.4%
Landstar System, Inc.	28,048	2,919,797
Union Pacific Corp.	19,257	2,582,363

		5,502,160

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	14,700	1,308,741
Intel Corp.	134,159	6,192,779
Maxim Integrated Products, Inc.	95,197	4,976,899
NVIDIA Corp.	37,663	7,287,791

See notes to Schedule of Investments.	(Continued)

Schedules of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 3.1% (continued)
QUALCOMM, Inc.	7,461	$477,653
Skyworks Solutions, Inc.	33,331	3,164,778
Texas Instruments, Inc.	136,792	14,286,557
Xilinx, Inc.	43,525	2,934,456

		40,629,654

Software - 3.2%
Adobe Systems, Inc. *	43,974	7,706,004
ANSYS, Inc. *	11,289	1,666,143
Electronic Arts, Inc. *	27,557	2,895,138
Intuit, Inc.	61,605	9,720,037
Manhattan Associates, Inc. *	8,490	420,595
Microsoft Corp.	190,690	16,311,622
Oracle Corp.	68,257	3,227,191
Synopsys, Inc. *	2,890	246,344

		42,193,074

Specialty Retail - 2.3%
AutoZone, Inc. *	510	362,799
Home Depot, Inc. (The)	61,717	11,697,223
Lowe’s Cos., Inc.	56,008	5,205,383
O’Reilly Automotive, Inc. *	918	220,816
Ross Stores, Inc.	4,859	389,935
TJX Cos., Inc. (The)	88,621	6,775,962
Ulta Beauty, Inc. *	22,799	5,099,224
Williams-Sonoma, Inc. (b)	22,140	1,144,638

		30,895,980

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	32,878	5,563,944

Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. *	40,129	3,153,738
NIKE, Inc., Class B	48,317	3,022,228

		6,175,966

Thrifts & Mortgage Finance - 0.0% (a)
TFS Financial Corp.	12,974	193,832

Tobacco - 2.1%
Altria Group, Inc.	216,613	15,468,334
Philip Morris International, Inc.	116,924	12,353,021

		27,821,355

Trading Companies & Distributors - 0.4%
Fastenal Co.	38,809	2,122,464
MSC Industrial Direct Co., Inc., Class A	2,315	223,768
WW Grainger, Inc.	10,238	2,418,728

		4,764,960

Water Utilities - 0.7%
American Water Works Co., Inc.	79,793	7,300,262
Aqua America, Inc.	44,948	1,763,310

		9,063,572

TOTAL COMMON STOCKS (Cost $988,445,355)		1,284,207,494

INVESTMENTS	SHARES	VALUE ($)

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENT COMPANIES - 2.7%
Limited Purpose Cash Investment Fund, 1.17% (2)(c)
(Cost $35,487,072)	35,490,621	$35,487,072

SECURITIES LENDING COLLATERAL - 0.0% (a)

Investment Companies - 0.0% (a)
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.15% (2)(c)(d)	8,988	8,988
Limited Purpose Cash Investment Fund 1.01% (2)(c)(d)	44,827	44,827

TOTAL SECURITIES LENDING COLLATERAL (Cost $53,815)		53,815

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.9% (Cost $1,023,986,242)		1,319,748,381

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (e)		1,955,887

NET ASSETS - 100.0%		1,321,704,268

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$127,717,639	9.7%
Consumer Staples	219,137,956	16.6
Energy	3,251,325	0.2
Financials	219,395,731	16.6
Health Care	163,502,441	12.4
Industrials	158,185,266	12.0
Information Technology	227,143,596	17.2
Materials	26,901,616	2.0
Telecommunication Services	15,841,082	1.2
Utilities	123,130,842	9.3
Short-Term Investments	35,487,072	2.7
Securities Lending Collateral	53,815	0.0 (a)

Total Investments In Securities At Value	1,319,748,381	99.9
Other Assets in Excess of Liabilities (e)	1,955,887	0.1

Net Assets	$1,321,704,268	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $52,580.
(c)	Represents 7-day effective yield as of December 31, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	177	3/2018	USD	$23,682,600	$142,401

					$142,401

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$648,740	$648,740

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.5%

Australia - 8.3%
AGL Energy Ltd.	90,641	$1,717,650
Aristocrat Leisure Ltd.	3,419	62,958
Aurizon Holdings Ltd.	114,100	439,656
AusNet Services	94,515	132,822
Australia & New Zealand Banking Group Ltd.	15,115	337,201
BHP Billiton plc	2,080	42,058
BlueScope Steel Ltd.	23,605	281,149
Caltex Australia Ltd.	77,918	2,064,142
CIMIC Group Ltd.	3,710	148,383
Coca-Cola Amatil Ltd.	63,441	420,288
Cochlear Ltd.	8,606	1,147,202
Commonwealth Bank of Australia	6,566	409,774
CSL Ltd.	3,379	371,331
Flight Centre Travel Group Ltd.	30,107	1,037,739
Newcrest Mining Ltd.	33,327	593,287
REA Group Ltd.	2,498	148,949
South32 Ltd.	420,047	1,138,558
Telstra Corp. Ltd.	402,071	1,136,594
TPG Telecom Ltd.	19,037	97,413
Wesfarmers Ltd.	50,133	1,733,494
Westpac Banking Corp.	18,552	451,250
Woodside Petroleum Ltd.	7,291	187,583
Woolworths Group Ltd.	111,932	2,378,141

		16,477,622

Austria - 0.1%
OMV AG	4,356	275,622

Belgium - 1.3%
Ageas	4,538	221,680
Anheuser-Busch InBev SA	1,212	135,309
Colruyt SA	23,928	1,244,777
Groupe Bruxelles Lambert SA	618	66,670
KBC Group NV	525	44,737
Proximus SADP	21,391	701,872
UCB SA	1,007	79,848

		2,494,893

Canada - 12.2%
Agnico Eagle Mines Ltd. (1)	25,698	1,186,565
Alimentation Couche-Tard, Inc., Class B (1)	1,149	59,955
Bank of Montreal (1)	11,490	919,474
Bank of Nova Scotia (The) (1)	15,971	1,030,682
Barrick Gold Corp. (1)	41,614	601,864
BCE, Inc. (1)	49,662	2,385,513
Canadian Imperial Bank of Commerce (1)	10,966	1,069,032
Canadian National Railway Co. (1)	13,103	1,080,450
Canadian Utilities Ltd., Class A (1)	5,626	167,437
CI Financial Corp. (1)	46,030	1,090,146
Constellation Software, Inc. (1)	221	133,975
Emera, Inc. (1)(a)	2,988	111,676
Empire Co. Ltd., Class A (1)	26,898	524,051
Fortis, Inc. (1)	8,102	297,202

INVESTMENTS	SHARES	VALUE ($)
Canada - 12.2% (continued)
Franco-Nevada Corp. (1)	9,986	$798,086
George Weston Ltd. (1)	2,723	236,470
Goldcorp, Inc. (1)	30,325	386,722
Hydro One Ltd. (1)(b)	51,693	921,180
Imperial Oil Ltd. (1)	19,218	599,779
Intact Financial Corp. (1)	13,650	1,140,106
Kinross Gold Corp. (1)*	147,606	636,455
Loblaw Cos. Ltd. (1)	11,624	630,859
Metro, Inc. (1)	3,452	110,535
Power Financial Corp. (1)	24,509	673,461
Rogers Communications, Inc., Class B (1)	12,913	657,977
Royal Bank of Canada (1)	17,262	1,409,661
Saputo, Inc. (1)	24,465	879,339
Shaw Communications, Inc., Class B (1)	12,674	289,274
Sun Life Financial, Inc. (1)	8,249	340,460
Suncor Energy, Inc. (1)	11,314	415,387
Thomson Reuters Corp. (1)	6,653	289,990
Toronto-Dominion Bank (The) (1)	24,133	1,413,998
Wheaton Precious Metals Corp. (1)	49,503	1,094,422
Yamana Gold, Inc. (1)	99,206	309,378

		23,891,561

China - 0.2%
BOC Hong Kong Holdings Ltd.	70,500	356,291

Denmark - 2.8%
Coloplast A/S, Class B	17,564	1,396,348
Danske Bank A/S	3,404	132,490
DSV A/S	12,130	954,459
H Lundbeck A/S	3,267	165,673
Novo Nordisk A/S, Class B	43,428	2,333,626
Orsted A/S (b)	11,227	611,970

		5,594,566

Finland - 1.6%
Fortum OYJ	3,366	66,618
Kone OYJ, Class B	15,644	840,126
Neste OYJ	19,491	1,247,639
Nokian Renkaat OYJ	1,153	52,312
Orion OYJ, Class B	13,801	514,572
Sampo OYJ, Class A	8,074	443,119

		3,164,386

France - 6.2%
Aeroports de Paris	2,096	398,552
Airbus SE	1,757	174,623
BNP Paribas SA	4,427	329,318
Bouygues SA	13,306	690,418
Cie Generale des Etablissements Michelin	2,529	361,787
Danone SA	8,252	691,443
Dassault Systemes SE	5,841	620,193
Electricite de France SA	1,824	22,785
Engie SA	69,716	1,198,524
Essilor International Cie Generale d’Optique SA	289	39,807
Hermes International	2,019	1,080,111
Iliad SA	1,040	249,201
Imerys SA	2,048	192,863

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
France - 6.2% (continued)
Lagardere SCA	3,911	$125,247
L’Oreal SA	7,915	1,753,812
LVMH Moet Hennessy Louis Vuitton SE	493	144,698
Pernod Ricard SA	898	142,023
Sanofi	3,386	291,507
Societe BIC SA	8,429	926,313
Societe Generale SA	3,404	175,495
Sodexo SA	4,294	575,648
Suez	2,973	52,229
Thales SA	5,982	643,782
TOTAL SA	18,359	1,013,416
Vinci SA	3,641	371,716

		12,265,511

Germany - 3.9%
Allianz SE (Registered)	1,544	353,341
Bayer AG (Registered)	2,729	339,114
Beiersdorf AG	7,238	848,534
Covestro AG (b)	1,095	112,748
Deutsche Post AG (Registered)	5,438	258,488
FUCHS PETROLUB SE (Preference)	692	36,642
Hannover Rueck SE	1,732	217,304
Henkel AG & Co. KGaA (Preference)	3,714	490,454
HUGO BOSS AG	5,497	466,466
Innogy SE (b)	19,108	747,824
MAN SE	15,363	1,758,007
Merck KGaA	458	49,160
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,506	325,221
RWE AG *	6,590	134,109
SAP SE	11,919	1,333,443
Schaeffler AG (Preference)	5,743	101,332
Siemens AG (Registered)	566	78,367
TUI AG	6,141	127,225

		7,777,779

Hong Kong - 4.3%
CK Hutchison Holdings Ltd.	64,500	808,204
CLP Holdings Ltd.	131,000	1,340,184
Galaxy Entertainment Group Ltd.	107,000	854,266
Hang Seng Bank Ltd.	16,800	416,790
HK Electric Investments & HK Electric Investments Ltd. (a)(b)	636,000	582,021
HKT Trust & HKT Ltd.	149,000	190,040
Hong Kong & China Gas Co. Ltd.	615,014	1,204,378
MTR Corp. Ltd.	212,500	1,243,791
Power Assets Holdings Ltd.	89,000	750,174
SJM Holdings Ltd.	845,000	755,038
WH Group Ltd. (b)	183,500	206,810
Yue Yuen Industrial Holdings Ltd.	51,500	202,207

		8,553,903

Italy - 0.3%
Enel SpA	89,661	551,350

Japan - 28.8%
ABC-Mart, Inc.	8,800	504,397
Ajinomoto Co., Inc.	4,200	79,020

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.8% (continued)
Amada Holdings Co. Ltd.	2,000	$27,154
ANA Holdings, Inc.	4,900	204,411
Asahi Glass Co. Ltd.	800	34,580
Asahi Group Holdings Ltd.	7,500	372,147
Astellas Pharma, Inc.	121,400	1,542,178
Bandai Namco Holdings, Inc.	21,600	705,018
Benesse Holdings, Inc.	8,800	309,618
Bridgestone Corp.	19,100	883,991
Brother Industries Ltd.	10,100	248,254
Calbee, Inc.	28,600	929,434
Canon, Inc.	26,200	976,162
Central Japan Railway Co.	2,500	447,401
Chubu Electric Power Co., Inc.	1,600	19,846
Chugai Pharmaceutical Co. Ltd.	8,400	429,313
Coca-Cola Bottlers Japan, Inc.	11,900	434,215
Daiichi Sankyo Co. Ltd.	10,200	265,221
East Japan Railway Co.	4,300	419,328
Eisai Co. Ltd.	1,600	90,895
FANUC Corp.	1,200	287,876
Fast Retailing Co. Ltd.	1,800	715,705
FUJIFILM Holdings Corp.	1,700	69,368
Fujitsu Ltd.	24,000	170,149
Hakuhodo DY Holdings, Inc.	49,500	641,662
Hirose Electric Co. Ltd.	700	102,204
Hisamitsu Pharmaceutical Co., Inc.	13,500	815,598
Hitachi Chemical Co. Ltd.	11,400	291,908
Hitachi Ltd.	55,000	426,701
Hitachi Metals Ltd.	24,700	353,272
Hoshizaki Corp.	5,100	451,835
Hoya Corp.	11,000	547,835
ITOCHU Corp.	14,300	266,574
Japan Airlines Co. Ltd.	32,800	1,281,491
Japan Airport Terminal Co. Ltd.	8,200	303,594
Japan Post Bank Co. Ltd.	2,600	33,768
Japan Tobacco, Inc.	20,300	653,723
Kajima Corp.	70,000	672,553
Kamigumi Co. Ltd.	29,000	640,881
Kao Corp.	8,400	567,585
KDDI Corp.	66,400	1,649,346
Kikkoman Corp.	5,000	202,198
Kirin Holdings Co. Ltd.	14,400	362,900
Komatsu Ltd.	7,000	252,978
Konica Minolta, Inc.	18,100	173,668
Kose Corp.	5,800	903,797
Kuraray Co. Ltd.	1,300	24,476
Kurita Water Industries Ltd.	8,500	275,582
Kyushu Railway Co.	23,000	711,904
Lawson, Inc.	4,900	325,622
M3, Inc.	2,500	87,635
Makita Corp.	8,800	369,050
Mazda Motor Corp.	14,800	197,778
McDonald’s Holdings Co. Japan Ltd.	6,100	268,059
MEIJI Holdings Co. Ltd.	4,300	365,967
MISUMI Group, Inc.	1,700	49,355
Mitsubishi Electric Corp.	16,300	270,133
Mitsubishi Motors Corp.	15,800	113,667
Mitsubishi Tanabe Pharma Corp.	39,700	818,221

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.8% (continued)
Mitsubishi UFJ Financial Group, Inc.	19,600	$142,648
Mitsui & Co. Ltd.	7,900	128,165
Mixi, Inc.	3,300	147,800
Mizuho Financial Group, Inc.	183,700	332,146
Murata Manufacturing Co. Ltd.	400	53,555
Nabtesco Corp.	3,200	122,278
Nexon Co. Ltd. *	35,400	1,026,610
NH Foods Ltd.	5,000	121,796
Nidec Corp.	600	84,010
Nikon Corp.	7,500	150,924
Nippon Express Co. Ltd.	6,100	405,084
Nippon Telegraph & Telephone Corp.	32,100	1,509,153
Nissan Motor Co. Ltd.	10,900	108,521
Nisshin Seifun Group, Inc.	8,400	169,542
Nissin Foods Holdings Co. Ltd.	9,700	707,212
Nitori Holdings Co. Ltd.	1,900	270,417
Nitto Denko Corp.	8,300	734,124
Nomura Research Institute Ltd.	1,287	59,738
Obayashi Corp.	45,600	550,854
Omron Corp.	26,900	1,599,985
Oracle Corp. Japan	15,800	1,307,624
Oriental Land Co. Ltd.	9,100	827,915
Osaka Gas Co. Ltd.	75,500	1,451,816
Otsuka Corp.	11,700	896,050
Otsuka Holdings Co. Ltd.	8,700	381,558
Pola Orbis Holdings, Inc.	18,500	648,254
Recruit Holdings Co. Ltd.	74,000	1,837,418
Rinnai Corp.	600	54,286
Ryohin Keikaku Co. Ltd.	100	31,129
Secom Co. Ltd.	1,200	90,531
Seven & i Holdings Co. Ltd.	20,900	865,812
Seven Bank Ltd.	48,000	163,929
Shimamura Co. Ltd.	5,200	571,270
Shimizu Corp.	23,000	237,220
Shionogi & Co. Ltd.	18,600	1,005,049
SMC Corp.	100	41,038
Start Today Co. Ltd.	17,300	525,109
Subaru Corp.	26,300	833,916
Sumitomo Corp.	7,900	133,998
Sumitomo Dainippon Pharma Co. Ltd.	48,700	720,915
Sumitomo Mitsui Financial Group, Inc.	15,000	646,568
Sundrug Co. Ltd.	17,500	811,761
Suntory Beverage & Food Ltd.	10,200	453,593
Suzuki Motor Corp.	8,400	486,223
Sysmex Corp.	9,600	753,802
Taisei Corp.	12,400	616,663
Takeda Pharmaceutical Co. Ltd.	3,300	186,838
Toho Gas Co. Ltd.	27,100	741,944
Tohoku Electric Power Co., Inc.	2,200	28,087
Tokyo Electron Ltd.	1,000	180,389
Tokyo Gas Co. Ltd.	59,200	1,352,628
TOTO Ltd.	1,500	88,326
Toyo Suisan Kaisha Ltd.	25,300	1,080,078
Trend Micro, Inc.	14,100	798,104
Tsuruha Holdings, Inc.	3,800	516,154

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.8% (continued)
USS Co. Ltd.	4,100	$86,702
West Japan Railway Co.	4,900	357,475
Yakult Honsha Co. Ltd.	3,900	294,276
Yamada Denki Co. Ltd.	7,900	43,507
Yamato Holdings Co. Ltd.	5,700	114,430
Yamazaki Baking Co. Ltd.	23,400	455,633
Yokogawa Electric Corp.	4,600	87,826

		56,869,607

Netherlands - 0.9%
Heineken NV	2,163	225,487
Koninklijke Ahold Delhaize NV	16,612	365,181
Koninklijke Philips NV	5,681	214,507
Randstad Holding NV	6,157	377,788
Royal Dutch Shell plc, Class A	19,109	637,920

		1,820,883

Norway - 1.9%
Gjensidige Forsikring ASA	16,603	313,170
Marine Harvest ASA *	34,948	590,995
Norsk Hydro ASA	24,142	183,016
Orkla ASA	76,822	814,089
Schibsted ASA, Class A	11,542	330,334
Telenor ASA	69,894	1,496,207
Yara International ASA	1,334	61,250

		3,789,061

Portugal - 0.2%
EDP - Energias de Portugal SA	93,887	324,770
Jeronimo Martins SGPS SA	2,999	58,242

		383,012

Singapore - 4.2%
ComfortDelGro Corp. Ltd.	291,800	431,132
DBS Group Holdings Ltd.	76,600	1,416,815
Genting Singapore plc	58,600	57,231
Oversea-Chinese Banking Corp. Ltd.	139,800	1,291,505
SATS Ltd.	73,500	285,377
Singapore Airlines Ltd.	103,300	822,768
Singapore Telecommunications Ltd.	625,300	1,667,130
StarHub Ltd. (a)	371,500	790,528
United Overseas Bank Ltd.	60,000	1,182,781
Wilmar International Ltd.	122,300	281,837

		8,227,104

South Africa - 0.3%
Mondi plc	26,110	678,564

Spain - 1.2%
Endesa SA	26,045	557,046
Iberdrola SA	131,907	1,021,130
Industria de Diseno Textil SA	14,605	507,842
Mapfre SA	65,467	209,996
Red Electrica Corp. SA	5,122	114,975
Repsol SA	2,886	50,957

		2,461,946

Sweden - 4.4%
Arjo AB, Class B (1)*	4,954	14,138
Assa Abloy AB, Class B	1,062	22,017
Atlas Copco AB, Class A	8,031	346,586
Boliden AB	1,762	60,256

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 4.4% (continued)
Essity AB, Class B *	17,630	$501,008
Getinge AB, Class B (a)	4,954	71,837
Hennes & Mauritz AB, Class B	49,332	1,020,376
ICA Gruppen AB (a)	19,296	701,004
Investor AB, Class B	23,812	1,086,010
L E Lundbergforetagen AB, Class B	3,430	256,226
Nordea Bank AB	27,239	329,809
Sandvik AB	2,220	38,860
Skanska AB, Class B	17,958	372,103
SKF AB, Class B	5,941	131,984
Svenska Handelsbanken AB, Class A	2,802	38,292
Swedbank AB, Class A	854	20,603
Swedish Match AB	36,094	1,421,802
Tele2 AB, Class B	49,366	606,709
Telia Co. AB	261,538	1,165,775
Volvo AB, Class B	28,527	531,227

		8,736,622

Switzerland - 4.6%
ABB Ltd. (Registered)	11,056	296,128
Adecco Group AG (Registered) *	1,995	152,458
Chocoladefabriken Lindt & Spruengli AG	9	54,940
Coca-Cola HBC AG *	25,235	824,126
Ferguson plc	3,514	252,178
Kuehne + Nagel International AG (Registered)	6,770	1,197,744
Nestle SA (Registered)	21,363	1,836,710
Novartis AG (Registered)	11,270	948,399
Partners Group Holding AG	212	145,261
Roche Holding AG	5,836	1,475,664
Schindler Holding AG	1,572	361,545
SGS SA (Registered)	67	174,671
Sika AG	37	293,558
Sonova Holding AG (Registered)	1,598	249,437
Swatch Group AG (The)	142	57,819
Swiss Re AG	2,604	243,528
Swisscom AG (Registered)	694	369,040
Zurich Insurance Group AG	638	193,980

		9,127,186

United Kingdom - 9.8%
Admiral Group plc	20,048	540,741
Associated British Foods plc	31,583	1,201,255
AstraZeneca plc	10,504	724,835
BAE Systems plc	47,484	366,877
BP plc	15,556	109,130
British American Tobacco plc	8,440	570,534
BT Group plc	357,376	1,309,885
Bunzl plc	3,697	103,295
Burberry Group plc	29,383	708,420
Centrica plc	164,475	305,107
Compass Group plc	12,485	269,204
Diageo plc	26,783	981,714
Direct Line Insurance Group plc	120,945	622,358
easyJet plc	8,422	166,065
GKN plc	10,759	46,267
GlaxoSmithKline plc	26,774	474,146
HSBC Holdings plc	89,959	929,103

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 9.8% (continued)
Imperial Brands plc	11,065	$471,974
International Consolidated Airlines Group SA	4,841	41,953
Kingfisher plc	113,011	516,012
Marks & Spencer Group plc	41,185	174,732
National Grid plc	133,023	1,568,143
Next plc	481	29,317
Pearson plc	112,150	1,110,958
Reckitt Benckiser Group plc	11,569	1,079,312
Royal Mail plc	167,833	1,025,393
Sage Group plc (The)	17,119	184,038
Smith & Nephew plc	51,219	886,248
SSE plc	44,544	791,894
Tate & Lyle plc	21,446	203,275
Travis Perkins plc	2,417	51,103
Unilever NV, CVA	5,592	314,846
United Utilities Group plc	2,762	30,902
Vodafone Group plc	228,022	720,776
Whitbread plc	1,298	70,020
WPP plc	40,152	725,375

		19,425,207

United States - 0.0% (c)
Shire plc	1,638	84,883

TOTAL COMMON STOCKS (Cost $167,042,064)		193,007,559

SHORT-TERM INVESTMENTS - 2.0%

INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment Fund, 1.17% (d)
(Cost $4,057,184)	4,057,590	4,057,184

SECURITIES LENDING COLLATERAL - 0.5%

Investment Companies - 0.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.15% (d)(e)	157,078	157,078
Limited Purpose Cash Investment Fund 1.01% (d)(e)	783,367	783,367

TOTAL SECURITIES LENDING COLLATERAL (Cost $940,445)		940,445

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.0% (Cost $172,039,693)		198,005,188

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (c)(f)		67,037

NET ASSETS - 100.0%		198,072,225

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$20,338,976	10.3%
Consumer Staples	36,305,347	18.3
Energy	6,601,573	3.3
Financials	23,796,929	12.0
Health Care	19,517,339	9.9
Industrials	30,138,757	15.2
Information Technology	10,595,836	5.3
Materials	10,091,221	5.1
Telecommunication Services	16,703,158	8.4
Utilities	18,918,423	9.6
Short-Term Investments	4,057,184	2.1
Securities Lending Collateral	940,445	0.5

Total Investments In Securities At Value	198,005,188	100.0
Other Assets in Excess of Liabilities (f)	67,037	0.0 (c)

Net Assets	$198,072,225	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $875,751.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $3,182,553, which represents approximately 1.61% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of December 31, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference -  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	23	3/2018	USD	$2,352,325	$31,734

					$31,734

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$52,307	$52,307

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 92.5%

Brazil - 4.1%
Ambev SA, ADR (1)	91,801	$593,034
BB Seguridade Participacoes SA (1)	9,700	83,312
Centrais Eletricas Brasileiras SA (1)*	6,200	36,148
Engie Brasil Energia SA (1)	29,900	320,084
Equatorial Energia SA (1)	2,700	53,437
Localiza Rent a Car SA (1)*	45,390	301,861
Lojas Renner SA (1)*	3,300	35,307
Natura Cosmeticos SA (1)	2,700	26,910
Odontoprev SA (1)	138,000	661,896
Qualicorp SA (1)	6,100	57,008
Raia Drogasil SA (1)*	3,900	107,932
Sul America SA (1)	10,100	56,817
Telefonica Brasil SA, ADR (1)	3,051	45,246
TIM Participacoes SA, ADR (1)*	16,843	325,238
Ultrapar Participacoes SA (1)	6,000	135,661
WEG SA (1)	34,580	251,341

		3,091,232

Chile - 4.2%
Aguas Andinas SA, Class A (1)	960,047	635,559
Banco de Chile (1)	5,728,636	917,848
Banco Santander Chile, ADR (1)	3,143	98,282
Cia Cervecerias Unidas SA, ADR (1)	6,947	205,492
Enel Americas SA, ADR (1)	20,622	230,348
Enel Chile SA, ADR (1)	21,897	124,375
Enel Generacion Chile SA, ADR (1)	5,363	144,318
SACI Falabella (1)	73,453	732,179
Sociedad Quimica y Minera de Chile SA, ADR (1)	1,252	74,331

		3,162,732

China - 10.8%
Agricultural Bank of China Ltd., Class H	801,000	372,257
ANTA Sports Products Ltd.	87,000	394,592
Bank of China Ltd., Class H	513,000	251,235
Beijing Capital International Airport Co. Ltd., Class H	98,000	147,507
China Communications Services Corp. Ltd., Class H	1,004,000	671,489
China Construction Bank Corp., Class H	672,000	618,611
China Everbright Bank Co. Ltd., Class H	97,000	45,214
China Huishan Dairy Holdings Co. Ltd. (3)*(a)	700,000	1
China Merchants Bank Co. Ltd., Class H	26,000	102,936
China Mobile Ltd.	88,500	894,917
China Petroleum & Chemical Corp., Class H	364,000	266,606
China Resources Beer Holdings Co. Ltd.	8,000	28,660
China Resources Gas Group Ltd.	92,000	333,001
China Telecom Corp. Ltd., Class H	904,000	428,776
China Unicom Hong Kong Ltd. *	38,000	51,375
CSPC Pharmaceutical Group Ltd.	384,000	773,615
ENN Energy Holdings Ltd.	38,000	270,274
Geely Automobile Holdings Ltd.	53,000	182,553
Great Wall Motor Co. Ltd., Class H	55,500	63,349
Guangdong Investment Ltd.	472,000	631,066
Haitian International Holdings Ltd.	69,000	207,545
Industrial & Commercial Bank of China Ltd., Class H	735,000	589,202

INVESTMENTS	SHARES	VALUE ($)
China - 10.8% (continued)
Jiangsu Expressway Co. Ltd., Class H	170,000	$258,450
Shenzhou International Group Holdings Ltd.	11,000	104,552
Sinopec Engineering Group Co. Ltd., Class H	67,500	63,950
Tencent Holdings Ltd.	1,600	82,813
Tsingtao Brewery Co. Ltd., Class H	36,000	185,401
Want Want China Holdings Ltd.	278,000	232,726

		8,252,673

Hong Kong - 2.1%
China Gas Holdings Ltd.	30,000	82,762
Haier Electronics Group Co. Ltd. *	95,000	258,949
Sino Biopharmaceutical Ltd.	547,000	967,047
Sun Art Retail Group Ltd.	281,000	296,404

		1,605,162

India - 8.4%
Axis Bank Ltd., GDR (b)	6,212	270,219
Dr Reddy’s Laboratories Ltd., ADR (1)(c)	13,496	506,910
ICICI Bank Ltd., ADR (1)	70,293	683,951
Infosys Ltd., ADR (1)	68,218	1,106,496
Larsen & Toubro Ltd., GDR (b)	20,191	388,797
Reliance Industries Ltd., GDR (d)	39,188	1,112,518
State Bank of India, GDR (b)	11,325	550,231
Tata Motors Ltd., ADR (1)*	14,262	471,644
Vedanta Ltd., ADR (1)	13,912	289,787
Wipro Ltd., ADR (1)(c)	181,198	991,153

		6,371,706

Indonesia - 3.2%
Bank Central Asia Tbk. PT	239,600	386,581
Bank Rakyat Indonesia Persero Tbk. PT	749,500	201,138
Hanjaya Mandala Sampoerna Tbk. PT	1,327,700	462,991
Indofood CBP Sukses Makmur Tbk. PT	38,500	25,253
Kalbe Farma Tbk. PT	2,949,500	367,351
Semen Indonesia Persero Tbk. PT	43,000	31,357
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	360,874
Unilever Indonesia Tbk. PT	153,200	630,984

		2,466,529

Malaysia - 7.2%
British American Tobacco Malaysia Bhd.	10,400	102,716
DiGi.Com Bhd.	435,400	548,495
Hong Leong Bank Bhd.	12,900	54,177
IHH Healthcare Bhd.	180,400	261,140
Kuala Lumpur Kepong Bhd.	26,100	161,257
Malayan Banking Bhd.	311,500	753,854
Malaysia Airports Holdings Bhd.	45,100	97,992
Maxis Bhd.	115,900	172,016
MISC Bhd.	48,800	89,264
Petronas Chemicals Group Bhd.	68,200	129,635
Petronas Gas Bhd.	135,800	585,865
Public Bank Bhd.	197,100	1,011,571
Telekom Malaysia Bhd.	323,700	503,402
Tenaga Nasional Bhd.	106,100	399,729
Westports Holdings Bhd.	633,800	579,359

		5,450,472

Mexico - 5.6%
America Movil SAB de CV, Class L, ADR (1)	8,152	139,807
Arca Continental SAB de CV (1)	71,200	492,217
Coca-Cola Femsa SAB de CV, ADR (1)	2,295	159,778

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Mexico - 5.6% (continued)
Fomento Economico Mexicano SAB de CV, ADR (1)	2,772	$260,291
Gentera SAB de CV (1)	90,600	75,521
Gruma SAB de CV, Class B (1)	28,310	358,941
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	6,914	710,483
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	2,477	452,077
Grupo Bimbo SAB de CV, Series A (1)	53,400	118,166
Grupo Financiero Banorte SAB de CV, Class O (1)	15,700	86,099
Grupo Lala SAB de CV (1)	143,900	202,064
Infraestructura Energetica Nova SAB de CV (1)	30,300	148,630
Kimberly-Clark de Mexico SAB de CV, Class A (1)	18,000	31,720
Wal-Mart de Mexico SAB de CV (1)	403,900	989,902

		4,225,696

Philippines - 0.7%
Bank of the Philippine Islands	176,330	381,696
BDO Unibank, Inc.	12,190	39,998
Jollibee Foods Corp.	5,120	25,941
Security Bank Corp.	7,270	36,568
Universal Robina Corp.	19,220	58,146

		542,349

Poland - 3.2%
Bank Pekao SA	10,096	374,925
Bank Zachodni WBK SA	2,955	335,817
Eurocash SA	9,132	69,381
Jastrzebska Spolka Weglowa SA *	4,443	122,529
LPP SA	199	508,522
PGE Polska Grupa Energetyczna SA *	69,490	240,174
Polski Koncern Naftowy ORLEN SA	9,987	303,553
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	54,592
Powszechna Kasa Oszczednosci Bank Polski SA *	4,356	55,301
Powszechny Zaklad Ubezpieczen SA	30,116	364,273

		2,429,067

Russia - 0.6%
Mobile TeleSystems PJSC, ADR (1)	6,586	67,111
Novolipetsk Steel PJSC, GDR (b)	3,301	83,754
PhosAgro PJSC, GDR (b)	397	6,070
Severstal PJSC, GDR (b)	20,460	313,098

		470,033

South Africa - 6.6%
Bidvest Group Ltd. (The)	22,037	386,742
Capitec Bank Holdings Ltd.	5,945	526,928
Coronation Fund Managers Ltd.	6,963	41,454
Mondi Ltd.	10,770	277,486
Mr Price Group Ltd.	18,914	373,014
Nedbank Group Ltd.	2,862	59,036
Netcare Ltd.	12,382	25,147
Pick n Pay Stores Ltd.	129,535	726,561
RMB Holdings Ltd.	75,209	480,036
Shoprite Holdings Ltd.	19,349	345,870
SPAR Group Ltd. (The)	13,671	224,723
Standard Bank Group Ltd.	2,577	40,576
Telkom SA SOC Ltd.	11,944	46,556
Tiger Brands Ltd.	11,828	439,132
Truworths International Ltd.	13,872	105,754
Vodacom Group Ltd.	78,171	916,737

		5,015,752

INVESTMENTS	SHARES	VALUE ($)
South Korea - 14.3%
Amorepacific Corp. *	476	$135,300
BGF Co. Ltd. *	3,193	45,504
BGF retail Co. Ltd. *	1,710	335,435
Celltrion, Inc. *	855	176,364
Cheil Worldwide, Inc.	8,801	174,252
CJ Logistics Corp. *	192	25,107
Coway Co. Ltd.	2,627	239,397
DB Insurance Co. Ltd. *	9,486	630,505
Hanmi Science Co. Ltd. *	754	78,032
Hanon Systems	35,627	462,707
Hanssem Co. Ltd. *	1,290	216,644
Hanwha Life Insurance Co. Ltd. *	15,054	97,033
Hyundai Engineering & Construction Co. Ltd. *	2,835	96,121
Hyundai Glovis Co. Ltd. *	2,099	266,817
Hyundai Marine & Fire Insurance Co. Ltd. *	11,393	499,668
Hyundai Mobis Co. Ltd. *	689	169,296
Kangwon Land, Inc. *	11,440	371,859
Kia Motors Corp. *	5,714	178,621
KT Corp.	1,517	42,862
KT&G Corp.	4,734	510,072
LG Chem Ltd.	1,339	506,323
LG Household & Health Care Ltd. *	140	155,406
LG Innotek Co. Ltd. *	219	29,371
NAVER Corp. *	728	591,412
NCSoft Corp. *	838	349,701
Ottogi Corp. *	45	33,914
S-1 Corp.	8,200	819,977
Samsung Biologics Co. Ltd. *(d)	1,394	482,167
Samsung Electronics Co. Ltd.	415	986,002
Samsung Fire & Marine Insurance Co. Ltd. *	1,141	284,500
Samsung Life Insurance Co. Ltd. *	2,063	239,335
Samsung SDS Co. Ltd. *	2,010	374,784
SK Hynix, Inc.	11,148	791,802
SK Telecom Co. Ltd.	1,673	417,111
Woori Bank	6,606	97,111

		10,910,512

Taiwan - 12.3%
Advantech Co. Ltd.	32,998	233,160
Asustek Computer, Inc.	32,000	300,161
Chang Hwa Commercial Bank Ltd.	630,126	349,935
Cheng Shin Rubber Industry Co. Ltd.	16,000	28,226
Chunghwa Telecom Co. Ltd.	289,600	1,030,142
Delta Electronics, Inc.	10,000	48,044
E.Sun Financial Holding Co. Ltd.	159,501	101,139
Far EasTone Telecommunications Co. Ltd.	370,000	913,460
Feng TAY Enterprise Co. Ltd.	19,040	86,522
First Financial Holding Co. Ltd.	1,262,915	828,469
Formosa Petrochemical Corp.	121,000	468,022
General Interface Solution Holding Ltd.	27,000	178,980
Hon Hai Precision Industry Co. Ltd.	44,583	141,756
Hua Nan Financial Holdings Co. Ltd.	569,874	320,392
Lite-On Technology Corp.	31,023	42,198
MediaTek, Inc.	3,000	29,489
Mega Financial Holding Co. Ltd.	518,000	417,691
Micro-Star International Co. Ltd.	86,000	220,702
Nien Made Enterprise Co. Ltd.	26,000	276,985
Novatek Microelectronics Corp.	22,000	83,637
President Chain Store Corp.	105,000	999,988
Realtek Semiconductor Corp. *	62,442	227,613
TaiMed Biologics, Inc. *	3,000	18,575

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 12.3% (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	317,404	$176,884
Taiwan Mobile Co. Ltd.	225,000	811,797
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	16,131	639,594
Teco Electric and Machinery Co. Ltd.	35,000	33,424
Uni-President Enterprises Corp.	176,172	390,156

		9,397,141

Thailand - 7.1%
Advanced Info Service PCL, NVDR	24,700	144,671
Airports of Thailand PCL, NVDR	560,600	1,167,316
Bangkok Bank PCL, NVDR	30,000	185,761
Bangkok Dusit Medical Services PCL, NVDR	347,200	222,580
BTS Group Holdings PCL, NVDR	651,100	165,771
Bumrungrad Hospital PCL, NVDR	122,400	709,657
Delta Electronics Thailand PCL, NVDR	111,300	249,847
Electricity Generating PCL, NVDR	16,800	111,307
Glow Energy PCL, NVDR	153,900	383,694
Home Product Center PCL, NVDR	1,610,300	632,141
Kasikornbank PCL, NVDR	44,600	316,764
Krung Thai Bank PCL, NVDR	299,700	176,171
Robinson PCL, NVDR	182,600	408,788
Siam Cement PCL (The), NVDR	3,700	54,867
Siam Commercial Bank PCL (The), NVDR	96,900	444,768

		5,374,103

Turkey - 2.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	60,034	503,150
BIM Birlesik Magazalar A/S	44,708	919,409
Turk Telekomunikasyon A/S *	49,264	83,577
Turkcell Iletisim Hizmetleri A/S	26,773	109,166

		1,615,302

TOTAL COMMON STOCKS (Cost $58,832,430)		70,380,461

SHORT-TERM INVESTMENTS - 4.4%

INVESTMENT COMPANIES - 4.4%
Limited Purpose Cash Investment Fund, 1.17% (e)
(Cost $3,333,501)	3,333,834	3,333,501

SECURITIES LENDING COLLATERAL - 1.8%

Investment Companies - 1.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (e)(f)	233,993	233,993
Limited Purpose Cash Investment Fund 1.01% (e)(f)	1,166,952	1,166,952

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,400,945)		1,400,945

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.7% (Cost $63,566,876)		75,114,907

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% (g)		1,022,600

NET ASSETS - 100.0%		76,137,507

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$6,501,794	8.5%
Consumer Staples	11,016,333	14.5
Energy	2,340,952	3.1
Financials	15,111,789	19.8
Health Care	5,307,490	7.0
Industrials	7,058,556	9.3
Information Technology	7,698,715	10.1
Materials	1,889,236	2.5
Telecommunication Services	8,724,826	11.5
Utilities	4,730,770	6.2
Short-Term Investments	3,333,501	4.4
Securities Lending Collateral	1,400,945	1.8

Total Investments In Securities At Value	75,114,907	98.7
Other Assets in Excess of Liabilities (g)	1,022,600	1.3

Net Assets	$76,137,507	100.0%

*	Non-income producing security.
(a)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $1, which represents approximately 0.00% of net assets of the fund.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At December 31, 2017, the value of these securities amounted to $1,612,169 or 2.12% of net assets.
(c)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $1,334,205.
(d)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $1,594,685, which represents approximately 2.09% of net assets of the fund.
(e)	Represents 7-day effective yield as of December 31, 2017.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	48	3/2018	USD	$2,792,880	$111,659

					$111,659

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$5,547	$5,547

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 87.0%
Australia - 2.1%
ASX Ltd.	891	$38,034
Aurizon Holdings Ltd.	55,874	215,297
Australia & New Zealand Banking Group Ltd.	15,262	340,481
BGP Holdings plc (3)*(a)	96,388	147
BHP Billiton Ltd.	14,837	340,819
BHP Billiton plc	42,456	858,474
BlueScope Steel Ltd.	51,543	613,906
Caltex Australia Ltd.	15,777	417,952
CIMIC Group Ltd.	15,991	639,567
Computershare Ltd.	2,187	27,709
Crown Resorts Ltd.	32,544	329,877
Goodman Group, REIT	14,941	97,901
GPT Group (The), REIT	25,536	101,578
LendLease Group	2,927	37,212
Macquarie Group Ltd.	3,180	245,957
Mirvac Group, REIT	57,192	104,593
Newcrest Mining Ltd.	18,281	325,438
Orica Ltd.	34,788	489,084
Origin Energy Ltd. *	10,994	80,533
Scentre Group, REIT	25,938	84,609
South32 Ltd.	100,259	271,757
Stockland, REIT	29,774	103,862
Suncorp Group Ltd.	16,144	174,004
Vicinity Centres, REIT	47,340	100,270
Westfield Corp., REIT	15,916	117,590
Woodside Petroleum Ltd.	11,548	297,107

		6,453,758

Belgium - 0.8%
Ageas	11,619	567,584
KBC Group NV	1,224	104,301
Solvay SA	4,382	609,258
UCB SA	13,678	1,084,570

		2,365,713

Canada - 2.6%
Bank of Montreal (1)	1,401	112,113
Bank of Nova Scotia (The) (1)	1,863	120,228
BlackBerry Ltd. (1)*	29,153	325,623
Canadian Imperial Bank of Commerce (1)	826	80,524
Canadian Natural Resources Ltd. (1)	5,152	184,111
CGI Group, Inc., Class A (1)*	2,695	146,435
Constellation Software, Inc. (1)	420	254,613
Crescent Point Energy Corp. (1)	1,800	13,718
Dollarama, Inc. (1)	8,366	1,045,252
Finning International, Inc. (1)	7,633	192,616
Great-West Lifeco, Inc. (1)	1,345	37,557
Husky Energy, Inc. (1)*	37,193	525,199
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,730	129,919
Linamar Corp. (1)	7,313	425,923
Magna International, Inc. (1)	8,341	472,723
Manulife Financial Corp. (1)	27,288	569,206
Methanex Corp. (1)	14,384	871,508
Power Corp. of Canada (1)	1,646	42,387
RioCan REIT (1)	6,747	130,753
Royal Bank of Canada (1)	2,575	210,281
Suncor Energy, Inc. (1)	30,178	1,107,968
Teck Resources Ltd., Class B (1)	9,504	248,525
West Fraser Timber Co. Ltd. (1)	12,865	793,905

		8,041,087

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	304,600	334,001

INVESTMENTS	SHARES	VALUE ($)
Denmark - 1.0%
Carlsberg A/S, Class B	2,870	$344,223
Danske Bank A/S	18,391	715,814
Novo Nordisk A/S, Class B	20,663	1,110,337
TDC A/S	44,128	271,065
Vestas Wind Systems A/S	7,935	548,311

		2,989,750

Finland - 0.6%
Neste OYJ	6,961	445,581
Nokia OYJ	18,004	84,121
UPM-Kymmene OYJ	38,411	1,192,464

		1,722,166

France - 3.6%
Aeroports de Paris	425	80,813
Atos SE	5,069	736,983
BNP Paribas SA	8,575	637,882
Bouygues SA	2,491	129,252
Capgemini SE	5,918	700,939
Cie de Saint-Gobain	21,812	1,200,452
Cie Generale des Etablissements Michelin	7,114	1,017,695
CNP Assurances	9,100	209,913
Eiffage SA	1,033	113,053
Engie SA	47,447	815,686
Eutelsat Communications SA	9,778	226,386
Imerys SA	1,133	106,696
Kering	275	129,450
Klepierre SA, REIT	2,812	123,600
Lagardere SCA	2,155	69,012
Peugeot SA	83,134	1,688,556
Renault SA	7,978	800,816
Safran SA	765	78,906
Sanofi	17,837	1,535,624
Sodexo SA	688	92,232
Thales SA	2,472	266,036
Unibail-Rodamco SE, REIT	614	154,514

		10,914,496

Germany - 3.6%
Allianz SE (Registered)	3,328	761,606
BASF SE	13,786	1,511,380
Bayer AG (Registered)	9,483	1,178,388
Bayerische Motoren Werke AG	3,827	396,792
Commerzbank AG *	22,088	329,493
Covestro AG(b)	9,269	954,397
Deutsche Lufthansa AG (Registered)	36,174	1,328,444
Deutsche Post AG (Registered)	6,746	320,661
Fresenius SE & Co. KGaA	1,365	106,159
HOCHTIEF AG	624	110,203
Infineon Technologies AG	5,507	149,979
Linde AG *	1,365	320,043
METRO AG *	6,704	133,535
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,481	319,822
OSRAM Licht AG	3,258	291,732
Porsche Automobil Holding SE (Preference)	865	72,288
RWE AG *	54,348	1,106,005
SAP SE	3,309	370,196
Schaeffler AG (Preference)	33,607	592,978
Siemens AG (Registered)	1,560	215,994
TUI AG	11,416	236,508
United Internet AG (Registered)	1,779	121,899

		10,928,502

Hong Kong - 1.1%
ASM Pacific Technology Ltd.	1,082	15,011
CK Asset Holdings Ltd.	41,201	359,156

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 11% (continued)
CK Infrastructure Holdings Ltd.	2,749	$23,590
Henderson Land Development Co. Ltd.	86,000	565,450
Hong Kong Exchanges & Clearing Ltd.	5,269	161,170
Kerry Properties Ltd.	125,500	563,783
Link REIT	10,829	100,188
New World Development Co. Ltd.	147,000	220,320
PCCW Ltd.	19,406	11,263
Shangri-La Asia Ltd.	64,000	144,934
Sino Land Co. Ltd.	50,000	88,455
Sun Hung Kai Properties Ltd.	19,000	316,332
WH Group Ltd. (b)	140,000	157,785
Wharf Holdings Ltd. (The)	120,000	413,819
Wharf Real Estate Investment Co. Ltd. (1)*	7,000	46,590
Wheelock & Co. Ltd.	35,000	249,488

		3,437,334

Italy - 0.7%
Eni SpA	44,814	741,580
GEDI Gruppo Editoriale SpA *	1,365	1,148
Intesa Sanpaolo SpA	316,302	1,049,447
Poste Italiane SpA (b)	44,604	335,821
Telecom Italia SpA *	102,796	88,774

		2,216,770

Japan - 7.3%
Aeon Mall Co. Ltd.	700	13,671
Aisin Seiki Co. Ltd.	10,100	565,828
Amada Holdings Co. Ltd.	12,500	169,713
ANA Holdings, Inc.	11,800	492,255
Astellas Pharma, Inc.	33,400	424,289
Bandai Namco Holdings, Inc.	5,200	169,727
Brother Industries Ltd.	8,500	208,926
Daito Trust Construction Co. Ltd.	486	99,013
Daiwa House Industry Co. Ltd.	2,451	93,989
Fuji Electric Co. Ltd.	16,000	120,198
Fujitsu Ltd.	72,115	511,262
Hino Motors Ltd.	9,400	121,414
Hitachi High-Technologies Corp.	8,658	363,891
Hitachi Ltd.	142,000	1,101,663
Hulic Co. Ltd.	1,500	16,820
Idemitsu Kosan Co. Ltd.	6,700	268,373
Isuzu Motors Ltd.	14,600	243,780
ITOCHU Corp.	4,700	87,615
Japan Airlines Co. Ltd.	27,900	1,090,048
Japan Real Estate Investment Corp., REIT	17	80,741
Japan Retail Fund Investment Corp., REIT	64	117,313
JFE Holdings, Inc.	14,000	334,564
JTEKT Corp.	11,100	190,189
JXTG Holdings, Inc.	164,800	1,059,056
Kajima Corp.	63,000	605,298
Kamigumi Co. Ltd.	9,000	198,894
Kao Corp.	3,500	236,494
Keyence Corp.	200	111,726
Kirin Holdings Co. Ltd.	3,400	85,685
Konami Holdings Corp.	1,400	76,989
Kyushu Railway Co.	5,800	179,524
Marubeni Corp.	62,300	450,410
Mazda Motor Corp.	16,500	220,495
McDonald’s Holdings Co. Japan Ltd.	2,600	114,255
Mebuki Financial Group, Inc.	21,000	88,716
Mitsubishi Corp.	13,600	375,003
Mitsubishi Electric Corp.	7,600	125,952
Mitsubishi Estate Co. Ltd.	5,764	100,081
Mitsubishi Gas Chemical Co., Inc.	14,400	412,344
Mitsubishi Motors Corp.	13,700	98,559

INVESTMENTS	SHARES	VALUE ($)
Japan - 7.3% (continued)
Mitsubishi UFJ Financial Group, Inc.	13,600	$98,980
Mitsui Fudosan Co. Ltd.	4,598	102,836
Mixi, Inc.	4,200	188,109
MS&AD Insurance Group Holdings, Inc.	12,900	435,123
Nexon Co. Ltd. *	18,000	522,005
Nippon Building Fund, Inc., REIT	21	102,717
Nippon Electric Glass Co. Ltd.	5,600	213,144
Nippon Express Co. Ltd.	4,600	305,473
Nippon Telegraph & Telephone Corp.	22,296	1,048,227
NOK Corp.	10,300	239,686
Nomura Real Estate Holdings, Inc.	1,000	22,342
NTT DOCOMO, Inc.	5,300	125,313
Obayashi Corp.	44,500	537,566
Omron Corp.	3,600	214,124
Oracle Corp. Japan	1,500	124,142
ORIX Corp.	10,400	175,353
Otsuka Corp.	1,600	122,537
Panasonic Corp.	8,200	119,670
Pola Orbis Holdings, Inc.	4,400	154,179
Resona Holdings, Inc.	24,000	143,011
Sekisui House Ltd.	2,900	52,312
Shimamura Co. Ltd.	900	98,874
Shionogi & Co. Ltd.	1,500	81,052
SMC Corp.	1,300	533,500
SoftBank Group Corp.	3,200	253,346
Sompo Holdings, Inc.	5,900	227,745
Sony Corp.	3,000	134,649
Start Today Co. Ltd.	14,700	446,191
Subaru Corp.	7,300	231,467
Sumitomo Chemical Co. Ltd.	39,000	279,070
Sumitomo Corp.	6,400	108,555
Sumitomo Heavy Industries Ltd.	11,100	467,706
Sumitomo Mitsui Financial Group, Inc.	2,800	120,693
Sumitomo Realty & Development Co. Ltd.	2,624	86,117
Suzuki Motor Corp.	4,100	237,323
Taisei Corp.	16,400	815,587
THK Co. Ltd.	5,800	216,803
Tokyo Electron Ltd.	3,500	631,363
Tokyo Tatemono Co. Ltd.	1,200	16,174
Tokyu Fudosan Holdings Corp.	2,900	20,929
Tosoh Corp.	29,700	670,038
Toyota Motor Corp.	5,700	363,261

		22,512,055

Macau - 0.1%
Wynn Macau Ltd.	57,200	180,836

Netherlands - 1.9%
ABN AMRO Group NV, CVA (b)	4,129	133,123
Aegon NV	75,097	477,164
ASML Holding NV	1,683	292,604
ING Groep NV	19,668	361,040
Koninklijke DSM NV	10,180	972,434
Koninklijke Philips NV	43,448	1,640,538
NN Group NV	4,798	207,531
Randstad Holding NV	4,072	249,854
Royal Dutch Shell plc, Class A	17,469	583,171
Royal Dutch Shell plc, Class B	22,741	765,781
Wolters Kluwer NV	1,905	99,307

		5,782,547

Singapore - 0.3%
Genting Singapore plc	840,300	820,670
Sembcorp Industries Ltd.	4,477	10,113
Singapore Exchange Ltd.	4,067	22,584

		853,367

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 0.2%
Investec plc	30,286	$218,067
Mondi plc	10,041	260,952

		479,019

Spain - 1.0%
Amadeus IT Group SA	9,599	690,769
Banco Bilbao Vizcaya Argentaria SA	65,809	559,259
Banco de Sabadell SA	111,926	221,888
Banco Santander SA	95,172	623,970
Endesa SA	4,580	97,956
Mapfre SA	123,794	397,089
Repsol SA	27,134	479,090

		3,070,021

Sweden - 0.7%
Boliden AB	14,446	494,021
Electrolux AB, Series B	11,955	384,896
Essity AB, Class B *	6,257	177,811
Investor AB, Class B	2,204	100,519
Kinnevik AB, Class B	1,380	46,631
Sandvik AB	14,227	249,039
Skandinaviska Enskilda Banken AB, Class A	9,710	114,019
SKF AB, Class B	3,593	79,821
Tele2 AB, Class B	16,466	202,368
Telefonaktiebolaget LM Ericsson, Class B	19,539	128,952
Volvo AB, Class B	14,320	266,665

		2,244,742

Switzerland - 3.0%
ABB Ltd. (Registered)	13,180	353,018
Adecco Group AG (Registered) *	23,901	1,826,517
Coca-Cola HBC AG *	12,053	393,628
Julius Baer Group Ltd. *	2,789	170,553
Lonza Group AG (Registered) *	984	265,391
Nestle SA (Registered)	22,588	1,942,032
Novartis AG (Registered)	4,761	400,650
Partners Group Holding AG	366	250,781
Roche Holding AG	6,996	1,768,976
Sika AG	140	1,110,760
Sonova Holding AG (Registered)	783	122,221
Swiss Re AG	2,474	231,370
Zurich Insurance Group AG	1,204	366,068

		9,201,965

United Kingdom - 4.7%
3i Group plc	9,545	117,510
Ashtead Group plc	4,387	117,666
Associated British Foods plc	8,577	326,225
Aviva plc	54,011	368,372
BAE Systems plc	45,965	355,141
Barclays plc	306,424	838,796
Barratt Developments plc	33,055	288,354
Berkeley Group Holdings plc	16,772	948,722
BP plc	15,588	109,354
British Land Co. plc (The), REIT	12,747	118,717
BT Group plc	163,418	598,973
Burberry Group plc	16,874	406,830
Fiat Chrysler Automobiles NV *	43,344	773,834
G4S plc	47,604	171,331
GKN plc	118,803	510,890
GlaxoSmithKline plc	7,095	125,647
Hammerson plc, REIT	17,591	129,785
International Consolidated Airlines Group SA	40,986	355,190
Land Securities Group plc, REIT	8,112	110,216
Liberty Global plc, Class C (1)*	3,931	133,025
Lloyds Banking Group plc	843,774	773,726
Next plc	3,563	217,162
Persimmon plc	29,815	1,101,494

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 4.7% (continued)
Randgold Resources Ltd.	867	$86,089
Rio Tinto plc	21,922	1,149,976
Royal Bank of Scotland Group plc *	156,533	586,966
Royal Mail plc	89,166	544,769
SSE plc	51,582	917,014
Standard Life Aberdeen plc	142,168	836,234
Tate & Lyle plc	2,116	20,056
Taylor Wimpey plc	270,867	753,609
Unilever plc	5,942	329,580
Vodafone Group plc	35,237	111,384

		14,332,637

United States - 51.6%
AbbVie, Inc. (1)	12,174	1,177,348
Accenture plc, Class A (1)	4,002	612,666
Activision Blizzard, Inc. (1)	1,856	117,522
Adobe Systems, Inc. (1)*	3,348	586,704
Aetna, Inc. (1)	3,218	580,495
Aflac, Inc. (1)	9,768	857,435
Agilent Technologies, Inc. (1)	6,814	456,334
Alexion Pharmaceuticals, Inc. (1)*	1,958	234,157
Allstate Corp. (The) (1)	12,210	1,278,509
Alphabet, Inc., Class A (1)*	2,164	2,279,558
Alphabet, Inc., Class C (1)*	1,999	2,091,754
Altria Group, Inc. (1)	7,484	534,432
Amazon.com, Inc. (1)*	2,130	2,490,971
Ameren Corp. (1)	1,572	92,732
American Electric Power Co., Inc. (1)	9,771	718,852
American Express Co. (1)	2,013	199,911
American Financial Group, Inc. (1)	4,678	507,750
American Tower Corp., REIT (1)	2,400	342,408
Ameriprise Financial, Inc. (1)	2,717	460,450
Amgen, Inc. (1)	5,840	1,015,576
Annaly Capital Management, Inc., REIT (1)	38,905	462,580
Anthem, Inc. (1)	3,742	841,987
Apple, Inc. (1)	32,619	5,520,112
Applied Materials, Inc. (1)	29,867	1,526,801
Archer-Daniels-Midland Co. (1)	3,705	148,496
Assurant, Inc. (1)	7,649	771,325
AT&T, Inc. (1)	20,855	810,842
AvalonBay Communities, Inc., REIT (1)	811	144,691
Avery Dennison Corp. (1)	1,151	132,204
Axis Capital Holdings Ltd. (1)	2,359	118,563
Bank of America Corp. (1)	15,490	457,265
Baxter International, Inc. (1)	4,597	297,150
Berkshire Hathaway, Inc., Class B (1)*	8,184	1,622,232
Best Buy Co., Inc. (1)	11,465	785,009
Biogen, Inc. (1)*	3,322	1,058,290
Boeing Co. (The) (1)	10,615	3,130,469
Boston Properties, Inc., REIT (1)	709	92,191
Bristol-Myers Squibb Co. (1)	19,432	1,190,793
Broadcom Ltd. (1)	923	237,119
Bunge Ltd. (1)	906	60,774
Cadence Design Systems, Inc. (1)*	15,541	649,925
Capital One Financial Corp. (1)	6,794	676,547
Carnival Corp. (1)	17,356	1,151,918
Caterpillar, Inc. (1)	5,064	797,985
CDK Global, Inc. (1)	1,682	119,893
Celanese Corp., Series A (1)	7,724	827,086
Celgene Corp. (1)*	12,245	1,277,888
Centene Corp. (1)*	10,844	1,093,943
Chevron Corp. (1)	2,249	281,552
Cigna Corp. (1)	5,385	1,093,640
Cisco Systems, Inc. (1)	16,426	629,116
Citigroup, Inc. (1)	12,727	947,016
Citizens Financial Group, Inc. (1)	8,750	367,325

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 51.6% (continued)
Coca-Cola Co. (The) (1)	2,275	$104,377
Cognizant Technology Solutions Corp., Class A (1)	4,982	353,822
Colgate-Palmolive Co. (1)	9,327	703,722
Comcast Corp., Class A (1)	34,534	1,383,087
Conagra Brands, Inc. (1)	4,435	167,066
Constellation Brands, Inc., Class A (1)	2,503	572,111
Crown Castle International Corp., REIT (1)	1,397	155,081
Cummins, Inc. (1)	2,712	479,048
CVS Health Corp. (1)	8,660	627,850
Darden Restaurants, Inc. (1)	3,272	314,177
Deere & Co. (1)	504	78,881
Delta Air Lines, Inc. (1)	15,397	862,232
Devon Energy Corp. (1)	3,396	140,594
Discover Financial Services (1)	14,867	1,143,570
Dollar Tree, Inc. (1)*	1,018	109,242
DR Horton, Inc. (1)	5,330	272,203
DTE Energy Co. (1)	3,062	335,167
DXC Technology Co. (1)	6,907	655,474
Eaton Corp. plc (1)	5,436	429,498
eBay, Inc. (1)*	29,579	1,116,311
Edison International (1)	28,031	1,772,680
Electronic Arts, Inc. (1)*	7,913	831,340
Eli Lilly & Co. (1)	7,273	614,278
Entergy Corp. (1)	5,852	476,294
Equinix, Inc., REIT (1)	445	201,683
Equity Residential, REIT (1)	2,048	130,601
Essex Property Trust, Inc., REIT (1)	422	101,858
Everest Re Group Ltd. (1)	1,557	344,502
Exelon Corp. (1)	21,889	862,645
Express Scripts Holding Co. (1)*	4,452	332,297
Exxon Mobil Corp. (1)	15,572	1,302,442
F5 Networks, Inc. (1)*	3,218	422,266
Facebook, Inc., Class A (1)*	19,053	3,362,091
FLIR Systems, Inc. (1)	9,623	448,624
FNF Group (1)	31,100	1,220,364
Fortinet, Inc. (1)*	2,619	114,424
Franklin Resources, Inc. (1)	16,853	730,240
Freeport-McMoRan, Inc. (1)*	56,696	1,074,956
General Dynamics Corp. (1)	2,378	483,804
General Electric Co. (1)	21,566	376,327
General Motors Co. (1)	4,978	204,048
GGP, Inc., REIT (1)	3,709	86,754
Gilead Sciences, Inc. (1)	21,818	1,563,042
H&R Block, Inc. (1)	20,098	526,970
HCP, Inc., REIT (1)	4,690	122,315
HD Supply Holdings, Inc. (1)*	24,552	982,817
Home Depot, Inc. (The) (1)	9,428	1,786,889
Honeywell International, Inc. (1)	3,313	508,082
Host Hotels & Resorts, Inc., REIT (1)	5,400	107,190
HP, Inc. (1)	16,573	348,199
Humana, Inc. (1)	5,368	1,331,640
Huntington Ingalls Industries, Inc. (1)	3,693	870,440
Ingersoll-Rand plc (1)	3,529	314,752
Ingredion, Inc. (1)	3,122	436,456
Intel Corp. (1)	18,399	849,298
International Business Machines Corp. (1)	9,560	1,466,695
Intuit, Inc. (1)	1,381	217,894
Jacobs Engineering Group, Inc. (1)	1,903	125,522
Johnson & Johnson (1)	14,584	2,037,676
JPMorgan Chase & Co. (1)	28,093	3,004,265
Juniper Networks, Inc. (1)	3,399	96,872
Kansas City Southern (1)	2,592	272,730
KLA-Tencor Corp. (1)	6,509	683,901

INVESTMENTS	SHARES	VALUE ($)
United States - 51.6% (continued)
L3 Technologies, Inc. (1)	1,318	$260,766
Lam Research Corp. (1)	6,458	1,188,724
Las Vegas Sands Corp. (1)	13,027	905,246
Lear Corp. (1)	2,382	420,804
Lockheed Martin Corp. (1)	2,739	879,356
Lowe’s Cos., Inc. (1)	12,085	1,123,180
LyondellBasell Industries NV, Class A (1)	23,272	2,567,367
M&T Bank Corp. (1)	6,579	1,124,943
ManpowerGroup, Inc. (1)	3,199	403,426
Marathon Oil Corp. (1)	7,622	129,040
Marathon Petroleum Corp. (1)	8,015	528,830
Marvell Technology Group Ltd. (1)	3,640	78,151
Mastercard, Inc., Class A (1)	1,925	291,368
Maxim Integrated Products, Inc. (1)	3,681	192,443
McDonald’s Corp. (1)	3,071	528,581
McKesson Corp. (1)	6,376	994,337
Medtronic plc (1)	1,577	127,343
Merck & Co., Inc. (1)	26,677	1,501,115
Michael Kors Holdings Ltd. (1)*	25,869	1,628,454
Micron Technology, Inc. (1)*	43,345	1,782,346
Microsoft Corp. (1)	46,208	3,952,631
Mondelez International, Inc., Class A (1)	9,255	396,114
Monsanto Co. (1)	1,679	196,074
Newell Brands, Inc. (1)	14,624	451,882
Newmont Mining Corp. (1)	2,051	76,954
Norfolk Southern Corp. (1)	5,169	748,988
Northrop Grumman Corp. (1)	3,500	1,074,185
NVIDIA Corp. (1)	5,055	978,143
NVR, Inc. (1)*	100	350,822
Oracle Corp. (1)	40,795	1,928,788
PepsiCo, Inc. (1)	15,757	1,889,579
Pfizer, Inc. (1)	40,982	1,484,368
Philip Morris International, Inc. (1)	5,077	536,385
Pinnacle West Capital Corp. (1)	2,067	176,067
PNC Financial Services Group, Inc. (The) (1)	7,951	1,147,250
Procter & Gamble Co. (The) (1)	14,091	1,294,681
Prologis, Inc., REIT (1)	2,980	192,240
Prudential Financial, Inc. (1)	10,537	1,211,544
Public Service Enterprise Group, Inc. (1)	21,618	1,113,327
Public Storage, REIT (1)	1,104	230,736
QUALCOMM, Inc. (1)	6,526	417,795
Ralph Lauren Corp. (1)	2,284	236,828
Raytheon Co. (1)	7,708	1,447,948
Regeneron Pharmaceuticals, Inc. (1)*	1,554	584,242
Reinsurance Group of America, Inc. (1)	6,562	1,023,213
Robert Half International, Inc. (1)	18,815	1,044,985
Ross Stores, Inc. (1)	5,167	414,652
Royal Caribbean Cruises Ltd. (1)	9,447	1,126,838
S&P Global, Inc. (1)	1,101	186,509
Shire plc	3,495	181,115
Simon Property Group, Inc., REIT (1)	1,352	232,192
Skyworks Solutions, Inc. (1)	6,729	638,919
Southwest Airlines Co. (1)	27,729	1,814,863
Steel Dynamics, Inc. (1)	11,973	516,395
SunTrust Banks, Inc. (1)	5,449	351,951
Synchrony Financial (1)	2,283	88,147
Target Corp. (1)	2,239	146,095
TE Connectivity Ltd. (1)	2,784	264,591
Texas Instruments, Inc. (1)	7,938	829,045
Textron, Inc. (1)	1,544	87,375
Time Warner, Inc. (1)	3,000	274,410
TJX Cos., Inc. (The) (1)	6,437	492,173
Total System Services, Inc. (1)	13,311	1,052,767
Travelers Cos., Inc. (The) (1)	14,428	1,957,014
Twitter, Inc. (1)*	3,702	88,885

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 51.6% (continued)
Tyson Foods, Inc., Class A (1)	14,625	$1,185,649
UGI Corp. (1)	7,037	330,387
Union Pacific Corp. (1)	10,448	1,401,077
United Rentals, Inc. (1)*	3,463	595,324
United Technologies Corp. (1)	2,662	339,591
United Therapeutics Corp. (1)*	2,827	418,255
UnitedHealth Group, Inc. (1)	8,258	1,820,559
Unum Group (1)	5,357	294,046
US Bancorp (1)	5,717	306,317
Valeant Pharmaceuticals International, Inc. (1)*	1,474	30,723
Valero Energy Corp. (1)	5,088	467,638
Ventas, Inc., REIT (1)	2,800	168,028
Verizon Communications, Inc. (1)	20,925	1,107,560
Vertex Pharmaceuticals, Inc. (1)*	5,351	801,901
Viacom, Inc., Class B (1)	9,442	290,908
Visa, Inc., Class A (1)	4,367	497,925
Vornado Realty Trust, REIT (1)	1,290	100,852
WABCO Holdings, Inc. (1)*	562	80,647
Wal-Mart Stores, Inc. (1)	14,056	1,388,030
Walt Disney Co. (The) (1)	11,042	1,187,125
Waste Management, Inc. (1)	11,094	957,412
Wells Fargo & Co. (1)	16,758	1,016,708
Welltower, Inc., REIT (1)	1,800	114,786
Western Digital Corp. (1)	17,368	1,381,277
Weyerhaeuser Co., REIT (1)	3,285	115,829
Whirlpool Corp. (1)	4,983	840,333
WR Grace & Co. (1)	1,853	129,951

		158,064,330

TOTAL COMMON STOCKS (Cost $227,574,125)		266,125,096

SHORT-TERM INVESTMENTS - 10.9%

INVESTMENT COMPANIES - 10.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.24% (c)(d)	6,569,771	6,569,771
Limited Purpose Cash Investment Fund, 1.17% (c)	26,839,934	26,837,250

TOTAL SHORT-TERM INVESTMENTS (Cost $33,407,021)		33,407,021

TOTAL INVESTMENTS IN SECURITIES AT Value - 97.9% (Cost $260,981,146)		299,532,117

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1% (e)		6,270,403

NET ASSETS - 100.0%		305,802,520

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$37,041,812	12.1%
Consumer Staples	14,346,955	4.7
Energy	9,928,672	3.3
Financials	40,484,063	13.2
Health Care	33,984,330	11.1
Industrials	38,784,002	12.7
Information Technology	49,337,892	16.1
Materials	20,798,887	6.8
Real Estate	7,950,963	2.6
Telecommunication Services	4,629,116	1.5
Utilities	8,838,404	2.9
Short-Term Investments	33,407,021	10.9

Total Investments In Securities At Value	299,532,117	97.9
Other Assets in Excess of Liabilities (e)	6,270,403	2.1

Net Assets	$305,802,520	100.0%

*	Non-income producing security.
(a)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $147, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $1,581,126, which represents approximately 0.52% of net assets of the fund.
(c)	Represents 7-day effective yield as of December 31, 2017.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference -  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contracts outstanding as of December 31, 2017:

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	01/30/2018	HKD	67,383,000	$116,756
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.40)	Increases in total return of reference entity	Monthly	JPMC	03/23/2018	HKD	20,529,584	89,259
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (0.15)	Increases in total return of reference entity	Monthly	JPMC	03/26/2018	JPY	11,414,363	66
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.15)	Increases in total return of reference entity	Monthly	JPMC	03/26/2018	JPY	1,916,703,497	238,537
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.30)	Increases in total return of reference entity	Monthly	JPMC	03/26/2018	SGD	417,364	1,304
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.80)	Monthly	JPMC	03/21/2018	SEK	(21,438,878)	27,412

								473,334

MSCI European Union Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (0.00)	Increases in total return of reference entity	Monthly	JPMC	03/23/2018	EUR	3,062,255	(51,845)
Swiss Market Index March Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	03/16/2018	CHF	(6,673,680)	(15,877)

								(67,722)

								$405,612

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	20	1/2018	EUR	$1,274,361	$(18,173)
Hang Seng Index	34	1/2018	HKD	6,516,393	80,940
DAX Index	48	3/2018	EUR	18,588,076	(327,776)
FTSE 100 Index	30	3/2018	GBP	3,093,734	88,584
FTSE/MIB Index	49	3/2018	EUR	6,395,758	(197,565)
TOPIX Index	87	3/2018	JPY	14,029,643	264,101

					(109,889)

Short Contracts
Amsterdam Exchange Index	(14)	1/2018	EUR	(1,829,291)	18,915
IBEX 35 Index	(51)	1/2018	EUR	(6,131,963)	136,146
OMXS30 Index	(144)	1/2018	SEK	(2,763,492)	70,074
S&P 500 E-Mini Index	(56)	3/2018	USD	(7,492,800)	(28,461)
S&P/TSX 60 Index	(3)	3/2018	CAD	(456,993)	(1,321)
SPI 200 Index	(212)	3/2018	AUD	(24,894,656)	36,481

					231,834

					$121,945

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency contracts outstanding as of December 31, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	18,054,400	USD	13,687,997	CITG	3/21/2018	$396,837
AUD	27,081,600	USD	20,532,021	JPMC	3/21/2018	595,233
CAD	11,381,200	USD	8,906,576	CITG	3/21/2018	156,874
CAD	17,071,798	USD	13,360,163	JPMC	3/21/2018	235,012
CHF	20,000	USD	20,358	CITG	3/21/2018	281
CHF	30,000	USD	30,537	JPMC	3/21/2018	422
DKK	2,283,200	USD	366,734	CITG	3/21/2018	3,063
DKK	3,424,800	USD	550,102	JPMC	3/21/2018	4,591
EUR	10,644,800	USD	12,711,339	CITG	3/21/2018	120,440
EUR	15,967,200	USD	19,067,032	JPMC	3/21/2018	180,636
GBP	1,714,000	USD	2,311,090	CITG	3/21/2018	9,016
GBP	2,571,000	USD	3,466,640	JPMC	3/21/2018	13,520
HKD	1,831,200	USD	234,636	CITG	3/21/2018	106
HKD	2,746,800	USD	351,954	JPMC	3/21/2018	159
ILS	711,200	USD	203,728	CITG	3/21/2018	1,312
ILS	1,066,799	USD	305,592	JPMC	3/21/2018	1,967
NOK	1,844,100	USD	223,426	CITG	3/21/2018	1,659
NOK	2,766,151	USD	335,139	JPMC	3/21/2018	2,488
NZD	7,795,200	USD	5,382,469	CITG	3/21/2018	136,641
NZD	11,692,800	USD	8,074,518	JPMC	3/21/2018	204,148
SEK	1,172,400	USD	140,642	CITG	3/21/2018	2,955
SEK	1,758,600	USD	210,963	JPMC	3/21/2018	4,432
SGD	330,800	USD	245,592	CITG	3/21/2018	2,040
SGD	496,200	USD	368,389	JPMC	3/21/2018	3,057
USD	2,667,562	GBP	1,967,014	CITG	3/21/2018	4,969
USD	4,002,134	GBP	2,950,520	JPMC	3/21/2018	8,248
USD	309,757	HKD	2,416,000	CITG	3/21/2018	50
USD	86,909	HKD	677,400	JPMC	3/21/2018	73
USD	377,726	HKD	2,946,600	JPMC	3/21/2018	–
USD	2,419,485	NOK	19,815,200	CITG	3/21/2018	907
USD	3,629,224	NOK	29,722,800	JPMC	3/21/2018	1,355
JPY	70,255,600	USD	623,100	CITG	3/22/2018	2,934
JPY	105,383,400	USD	934,651	JPMC	3/22/2018	4,400
USD	2,202,815	JPY	245,204,800	CITG	3/22/2018	17,843
USD	3,304,218	JPY	367,807,200	JPMC	3/22/2018	26,762

Total unrealized appreciation						2,144,430

HKD	3,149,200	USD	403,916	CITG	3/21/2018	(221)
HKD	4,723,800	USD	605,875	JPMC	3/21/2018	(329)
ILS	24,800	USD	7,174	CITG	3/21/2018	(24)
ILS	37,200	USD	10,761	JPMC	3/21/2018	(37)
NOK	614,700	USD	75,208	CITG	3/21/2018	(179)
NOK	922,050	USD	112,812	JPMC	3/21/2018	(270)
SGD	25,200	USD	18,878	CITG	3/21/2018	(13)
SGD	37,800	USD	28,317	JPMC	3/21/2018	(20)
USD	1,755,321	AUD	2,313,600	CITG	3/21/2018	(49,595)
USD	2,632,978	AUD	3,470,400	JPMC	3/21/2018	(74,397)
USD	1,135,495	CAD	1,445,600	CITG	3/21/2018	(15,713)
USD	1,703,240	CAD	2,168,400	JPMC	3/21/2018	(23,571)
USD	12,270,227	CHF	12,006,000	CITG	3/21/2018	(119,605)
USD	18,405,419	CHF	18,009,000	JPMC	3/21/2018	(179,328)
USD	747,517	DKK	4,650,400	CITG	3/21/2018	(5,680)
USD	1,121,275	DKK	6,975,600	JPMC	3/21/2018	(8,521)
USD	9,289,341	EUR	7,799,200	CITG	3/21/2018	(112,209)
USD	13,933,694	EUR	11,698,800	JPMC	3/21/2018	(168,630)
USD	8,331,140	GBP	6,225,788	CITG	3/21/2018	(96,218)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	12,496,373	GBP	9,338,681	JPMC	3/21/2018	$(144,664)
USD	200,487	HKD	1,564,800	CITG	3/21/2018	(106)
USD	300,731	HKD	2,347,200	JPMC	3/21/2018	(158)
USD	4,023	ILS	14,000	CITG	3/21/2018	(13)
USD	6,034	ILS	21,000	JPMC	3/21/2018	(20)
USD	5,868,037	NOK	48,550,400	CITG	3/21/2018	(57,868)
USD	8,802,044	NOK	72,825,600	JPMC	3/21/2018	(86,811)
USD	4,010,424	NZD	5,852,000	CITG	3/21/2018	(132,874)
USD	6,015,627	NZD	8,777,999	JPMC	3/21/2018	(199,318)
USD	13,625,282	SEK	113,492,000	CITG	3/21/2018	(275,355)
USD	20,438,897	SEK	170,238,001	JPMC	3/21/2018	(412,059)
USD	141,093	SGD	189,600	CITG	3/21/2018	(838)
USD	211,639	SGD	284,400	JPMC	3/21/2018	(1,258)
JPY	2,157,890,000	USD	19,325,666	CITG	3/22/2018	(97,137)
JPY	3,236,835,000	USD	28,987,317	JPMC	3/22/2018	(144,525)
USD	767,476	JPY	86,517,200	CITG	3/22/2018	(3,461)
USD	1,151,213	JPY	129,775,800	JPMC	3/22/2018	(5,194)

Total unrealized depreciation						(2,416,219)

Net unrealized depreciation						$(271,789)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$5,094,910	$5,094,910

CITG
Cash	(40,000)	—	(40,000)

JPMC
Investment Companies	6,560,001	—	6,560,001

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS -87.6%
Australia - 6.2%
AGL Energy Ltd.	11,316	$214,439
Aristocrat Leisure Ltd.	9,906	182,411
ASX Ltd.	5,022	214,375
Aurizon Holdings Ltd.	237,403	914,774
Australia & New Zealand Banking Group Ltd.	63,115	1,408,035
Bendigo & Adelaide Bank Ltd.	24,138	219,040
BGP Holdings plc (3)*(a)	143,427	218
BHP Billiton Ltd.	92,900	2,133,997
BHP Billiton plc	143,471	2,901,032
BlueScope Steel Ltd.	111,611	1,329,349
Caltex Australia Ltd.	6,296	166,789
CIMIC Group Ltd.	109,800	4,391,498
Cochlear Ltd.	1,411	188,090
Computershare Ltd.	7,538	95,505
Crown Resorts Ltd.	46,867	475,060
Dexus, REIT	23,093	175,243
Goodman Group, REIT	54,028	354,018
GPT Group (The), REIT	55,477	220,678
Harvey Norman Holdings Ltd.	57,359	186,009
LendLease Group	24,576	312,442
Macquarie Group Ltd.	13,313	1,029,692
Mirvac Group, REIT	104,753	191,573
National Australia Bank Ltd.	7,414	170,264
Newcrest Mining Ltd.	55,359	985,500
Orica Ltd.	47,352	665,722
Origin Energy Ltd. *	144,101	1,055,568
Qantas Airways Ltd.	113,601	445,435
QBE Insurance Group Ltd.	238,233	1,977,462
Scentre Group, REIT	147,628	481,558
South32 Ltd.	562,682	1,525,177
Stockland, REIT	62,453	217,857
Suncorp Group Ltd.	27,467	296,046
Telstra Corp. Ltd.	103,664	293,042
Vicinity Centres, REIT	94,695	200,572
Westfield Corp., REIT	57,863	427,503

		26,045,973

Belgium - 1.4%
Ageas	43,002	2,100,634
Groupe Bruxelles Lambert SA	1,290	139,166
Proximus SADP	13,241	434,458
Solvay SA	5,270	732,722
UCB SA	33,011	2,617,540

		6,024,520

Chile - 0.1%
Antofagasta plc	24,315	328,157

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	1,476,700	1,619,236

Denmark - 1.9%
Carlsberg A/S, Class B	9,084	1,089,519
Danske Bank A/S	13,354	519,764
Novo Nordisk A/S, Class B	52,663	2,829,872
TDC A/S	227,853	1,399,634
Vestas Wind Systems A/S	33,215	2,295,167

		8,133,956

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.2%
Neste OYJ	22,114	$1,415,541
Nokia OYJ	154,752	723,054
Orion OYJ, Class B	23,852	889,325
UPM-Kymmene OYJ	60,557	1,879,983

		4,907,903

France - 9.4%
Arkema SA	2,900	353,089
Atos SE	23,146	3,365,203
BNP Paribas SA	47,400	3,526,021
Bouygues SA	9,862	511,717
Capgemini SE	18,652	2,209,178
Cie de Saint-Gobain	31,962	1,759,069
Cie Generale des Etablissements Michelin	19,730	2,822,481
CNP Assurances	27,886	643,256
Dassault Systemes SE	2,653	281,694
Engie SA	87,711	1,507,885
Eutelsat Communications SA	17,281	400,099
Imerys SA	2,043	192,392
Kering	2,779	1,308,151
Klepierre SA, REIT	3,302	145,137
Lagardere SCA	19,336	619,219
Peugeot SA	245,997	4,996,506
Renault SA	8,842	887,543
Safran SA	9,612	991,436
Sanofi	62,672	5,395,557
Schneider Electric SE *	1,683	142,686
Societe Generale SA	8,994	463,690
Sodexo SA	11,837	1,586,852
Thales SA	31,320	3,370,653
TOTAL SA	24,366	1,345,002
Unibail-Rodamco SE, REIT	3,742	941,682

		39,766,198

Germany - 9.2%
adidas AG	814	162,792
Allianz SE (Registered)	15,579	3,565,221
BASF SE	23,911	2,621,398
Bayer AG (Registered)	19,898	2,472,590
Beiersdorf AG	2,713	318,054
Commerzbank AG *	71,397	1,065,049
Covestro AG(b)	54,398	5,601,174
Deutsche Boerse AG	1,949	225,588
Deutsche Lufthansa AG (Registered)	117,771	4,324,990
Deutsche Wohnen SE	9,934	433,289
E.ON SE	138,334	1,499,011
Fresenius Medical Care AG & Co. KGaA	1,622	170,326
Fresenius SE & Co. KGaA	10,315	802,216
Hannover Rueck SE	1,447	181,546
Henkel AG & Co. KGaA (Preference)	974	128,622
HOCHTIEF AG	1,535	271,093
Infineon Technologies AG	30,967	843,362
Linde AG *	5,612	1,315,811

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 9.2% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,552	$1,414,904
OSRAM Licht AG	36,702	3,286,422
Porsche Automobil Holding SE (Preference)	4,664	389,772
RWE AG *	154,120	3,136,408
SAP SE	4,629	517,871
Schaeffler AG (Preference)	61,028	1,076,808
Siemens AG (Registered)	16,498	2,284,275
TUI AG	15,185	314,592
Vonovia SE	7,064	350,002

		38,773,186

Hong Kong - 3.1%
ASM Pacific Technology Ltd. (c)	6,904	95,779
CK Asset Holdings Ltd.	198,962	1,734,386
CK Infrastructure Holdings Ltd.	17,827	152,976
Galaxy Entertainment Group Ltd.	17,000	135,724
Hang Lung Properties Ltd.	56,000	136,415
Henderson Land Development Co. Ltd.	168,000	1,104,601
Hong Kong Exchanges & Clearing Ltd.	32,254	986,594
Kerry Properties Ltd.	565,500	2,540,393
Li & Fung Ltd.	248,000	135,894
Link REIT, REIT	67,882	628,032
New World Development Co. Ltd.	545,896	818,177
NWS Holdings Ltd.	67,000	120,658
PCCW Ltd.	64,000	37,144
Sino Land Co. Ltd.	288,000	509,503
SJM Holdings Ltd.	309,000	276,103
Sun Hung Kai Properties Ltd.	88,000	1,465,117
Techtronic Industries Co. Ltd.	17,500	113,845
WH Group Ltd. (b)	105,000	118,338
Wharf Holdings Ltd. (The)	87,000	300,019
Wharf Real Estate Investment Co. Ltd. (1)*	42,000	279,539
Wheelock & Co. Ltd.	161,000	1,147,647
Yue Yuen Industrial Holdings Ltd.	60,109	236,009

		13,072,893

Italy - 2.1%
Enel SpA	234,511	1,442,072
Eni SpA	96,510	1,597,042
GEDI Gruppo Editoriale SpA *	4,182	3,518
Intesa Sanpaolo SpA	1,482,473	4,918,641
Prysmian SpA	25,352	826,098
Telecom Italia SpA *	162,696	140,504

		8,927,875

Japan - 20.6%
Aisin Seiki Co. Ltd.	21,500	1,204,486
Alfresa Holdings Corp.	8,200	192,064
Amada Holdings Co. Ltd.	54,400	738,591
ANA Holdings, Inc.	17,500	730,039
Aozora Bank Ltd.	11,800	457,867
Asahi Group Holdings Ltd.	6,700	332,451
Asahi Kasei Corp.	32,100	413,108
Astellas Pharma, Inc.	166,000	2,108,744
Bandai Namco Holdings, Inc.	57,500	1,876,784

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.6% (continued)
Brother Industries Ltd.	87,100	$2,140,879
Credit Saison Co. Ltd.	6,300	114,404
Daicel Corp.	24,400	276,899
Daito Trust Construction Co. Ltd.	2,487	506,679
Daiwa House Industry Co. Ltd.	8,395	321,926
Fuji Electric Co. Ltd.	21,000	157,759
FUJIFILM Holdings Corp.	6,643	271,067
Fujitsu Ltd.	253,000	1,793,652
Hitachi Chemical Co. Ltd.	27,000	691,360
Hitachi High-Technologies Corp.	54,600	2,294,806
Hitachi Ltd.	493,000	3,824,794
Hoya Corp.	2,200	109,567
Hulic Co. Ltd.	8,000	89,706
ITOCHU Corp.	23,000	428,755
Japan Airlines Co. Ltd.	66,900	2,613,775
Japan Real Estate Investment Corp., REIT	41	194,729
Japan Retail Fund Investment Corp., REIT	73	133,810
JFE Holdings, Inc.	38,500	920,051
JXTG Holdings, Inc.	79,600	511,534
Kajima Corp.	183,000	1,758,246
Kamigumi Co. Ltd.	9,500	209,944
Kao Corp.	14,300	966,245
KDDI Corp.	11,900	295,590
Kirin Holdings Co. Ltd.	8,200	206,652
Konami Holdings Corp.	11,400	626,911
Kyocera Corp.	4,500	293,791
Kyushu Financial Group, Inc.	19,000	114,519
Lion Corp.	9,900	187,130
Marubeni Corp.	178,300	1,289,054
Mazda Motor Corp.	121,900	1,628,992
McDonald’s Holdings Co. Japan Ltd.	4,400	193,354
Mebuki Financial Group, Inc.	150,900	637,485
Medipal Holdings Corp.	13,200	257,712
MINEBEA MITSUMI, Inc.	39,500	823,858
Mitsubishi Corp.	26,300	725,190
Mitsubishi Electric Corp.	42,100	697,706
Mitsubishi Estate Co. Ltd.	38,020	660,143
Mitsubishi Gas Chemical Co., Inc.	82,000	2,348,068
Mitsubishi UFJ Financial Group, Inc.	239,991	1,746,646
Mitsui Chemicals, Inc.	13,400	429,704
Mitsui Fudosan Co. Ltd.	29,205	653,184
Mixi, Inc.	20,500	918,153
Mizuho Financial Group, Inc.	432,400	781,818
MS&AD Insurance Group Holdings, Inc.	65,600	2,212,718
Nexon Co. Ltd. *	44,800	1,299,213
NH Foods Ltd.	48,000	1,169,244
Nintendo Co. Ltd.	1,900	684,184
Nippon Building Fund, Inc., REIT	41	200,543
Nippon Electric Glass Co. Ltd.	20,700	787,870
Nippon Express Co. Ltd.	34,700	2,304,332
Nippon Telegraph & Telephone Corp.	90,238	4,242,460
NOK Corp.	11,300	262,956
Nomura Real Estate Holdings, Inc.	3,900	87,135
Nomura Research Institute Ltd.	2,700	125,324
NTT DOCOMO, Inc.	39,500	933,938
Obayashi Corp.	25,400	306,835

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.6% (continued)
Oracle Corp. Japan	1,800	$148,970
ORIX Corp.	51,100	861,591
Otsuka Corp.	5,400	413,561
Panasonic Corp.	10,600	154,696
Rakuten, Inc.	22,200	202,923
Resona Holdings, Inc.	444,800	2,650,462
Rohm Co. Ltd.	5,000	550,809
Sega Sammy Holdings, Inc.	31,200	387,234
Seiko Epson Corp.	23,800	560,286
Sekisui House Ltd.	15,600	281,403
Seven & i Holdings Co. Ltd.	47,500	1,967,754
Shimizu Corp.	24,100	248,566
Shinsei Bank Ltd.	33,500	577,297
Shionogi & Co. Ltd.	15,400	832,137
Shiseido Co. Ltd.	18,400	886,606
SoftBank Group Corp.	21,800	1,725,919
Sompo Holdings, Inc.	28,500	1,100,122
Sony Corp.	34,500	1,548,459
Start Today Co. Ltd.	10,800	327,814
Subaru Corp.	38,021	1,205,564
Sumitomo Corp.	20,500	347,716
Sumitomo Dainippon Pharma Co. Ltd.	17,700	262,016
Sumitomo Heavy Industries Ltd.	26,200	1,103,954
Sumitomo Mitsui Financial Group, Inc.	23,636	1,018,818
Sumitomo Realty & Development Co. Ltd.	12,261	402,394
Taisei Corp.	27,700	1,377,546
THK Co. Ltd.	32,100	1,199,892
Tokyo Electron Ltd.	13,000	2,345,063
Tokyu Fudosan Holdings Corp.	12,883	92,974
Toshiba Corp. *	162,000	453,811
Tosoh Corp.	62,100	1,400,988
Toyota Motor Corp.	24,278	1,547,237
Toyota Tsusho Corp.	7,000	281,213
Trend Micro, Inc.	5,300	299,996
Yokogawa Electric Corp.	14,100	269,207

		87,552,131

Macau - 0.0% (d)
Wynn Macau Ltd.	35,200	111,284

Netherlands - 4.8%
ABN AMRO Group NV, CVA (b)	39,452	1,271,967
Aegon NV	30,408	193,211
ASML Holding NV	9,553	1,660,870
ING Groep NV	98,316	1,804,761
Koninklijke DSM NV	9,732	929,639
Koninklijke Philips NV	110,708	4,180,189
NN Group NV	41,885	1,811,676
Randstad Holding NV	8,580	526,461
Royal Dutch Shell plc, Class A	90,610	3,024,851
Royal Dutch Shell plc, Class B	96,178	3,238,701
Wolters Kluwer NV	32,947	1,717,515

		20,359,841

Singapore - 0.7%
Ascendas REIT, REIT	102,137	207,292
CapitaLand Commercial Trust, REIT	121,300	174,723

INVESTMENTS	SHARES	VALUE ($)
Singapore - 0.7% (continued)
CapitaLand Mall Trust, REIT	120,594	$191,857
Genting Singapore plc	1,993,900	1,947,322
Oversea-Chinese Banking Corp. Ltd.	35,600	328,881
Sembcorp Industries Ltd.	29,317	66,223
Singapore Exchange Ltd.	25,572	141,998

		3,058,296

South Africa - 0.8%
Investec plc	182,179	1,311,734
Mondi plc	73,850	1,919,263

		3,230,997

Spain - 2.5%
Abertis Infraestructuras SA	17,160	381,804
Aena SME SA (b)	702	142,070
Amadeus IT Group SA	18,774	1,351,024
Banco Bilbao Vizcaya Argentaria SA	94,935	806,778
Banco Santander SA	461,204	3,023,764
Endesa SA	92,398	1,976,192
Mapfre SA	455,904	1,462,386
Repsol SA	85,129	1,503,076

		10,647,094

Sweden - 2.8%
Arjo AB, Class B (1)*(c)	13,538	38,635
Atlas Copco AB, Class B	6,481	248,398
Boliden AB	49,112	1,679,519
Electrolux AB, Series B	66,514	2,141,443
Essity AB, Class B *	59,084	1,679,044
Getinge AB, Class B (c)	13,538	196,311
Investor AB, Class B	9,454	431,175
Sandvik AB	52,949	926,856
Skanska AB, Class B	9,297	192,641
SKF AB, Class B	5,010	111,301
Swedish Match AB	42,878	1,689,036
Tele2 AB, Class B	34,639	425,714
Telefonaktiebolaget LM Ericsson, Class B	83,473	550,899
Volvo AB, Class B	82,512	1,536,529

		11,847,501

Switzerland - 8.2%
ABB Ltd. (Registered)	122,802	3,289,171
Adecco Group AG (Registered) *	53,868	4,116,598
Coca-Cola HBC AG *	76,543	2,499,746
Ferguson plc	3,224	231,367
Lonza Group AG (Registered) *	3,427	924,283
Nestle SA (Registered)	79,274	6,815,683
Novartis AG (Registered)	17,900	1,506,330
Partners Group Holding AG	2,259	1,547,852
Roche Holding AG	25,284	6,393,195
Sika AG	482	3,824,188
Sonova Holding AG (Registered)	4,259	664,800
STMicroelectronics NV	15,860	345,971
Straumann Holding AG (Registered)	160	112,872
Swiss Life Holding AG (Registered) *	475	167,900
Swiss Re AG	5,091	476,114
Swisscom AG (Registered)	276	146,765
Zurich Insurance Group AG	5,258	1,598,661

		34,661,496

United Kingdom - 11.9%
3i Group plc	29,271	360,359

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 11.9% (continued)
Ashtead Group plc	87,375	$2,343,526
Associated British Foods plc	8,990	341,933
Barclays plc	1,332,322	3,647,060
Barratt Developments plc	161,388	1,407,863
Berkeley Group Holdings plc	4,109	232,429
BP plc	464,650	3,259,653
British American Tobacco plc	21,369	1,444,518
British Land Co. plc (The), REIT	28,168	262,339
BT Group plc	588,180	2,155,847
Burberry Group plc	18,556	447,382
Diageo plc	31,221	1,144,386
Fiat Chrysler Automobiles NV *	48,344	863,100
G4S plc	128,352	461,950
GKN plc	77,863	334,835
GlaxoSmithKline plc	85,808	1,519,590
Hammerson plc, REIT	24,134	178,059
Imperial Brands plc	36,530	1,558,174
International Consolidated Airlines Group SA	160,032	1,386,857
ITV plc	191,510	427,379
Land Securities Group plc, REIT	21,547	292,753
Lloyds Banking Group plc	1,964,842	1,801,726
London Stock Exchange Group plc	8,751	447,586
Old Mutual plc	71,674	223,867
Persimmon plc	130,054	4,804,755
Randgold Resources Ltd.	1,836	182,306
RELX plc	31,122	729,755
Rio Tinto Ltd.	12,593	740,406
Rio Tinto plc	86,952	4,561,293
Royal Bank of Scotland Group plc *	99,661	373,708
Royal Mail plc	416,581	2,545,144
RSA Insurance Group plc	30,956	263,867
Sky plc *	35,934	490,401
Smith & Nephew plc	25,972	449,396
SSE plc	57,928	1,029,832
Standard Life Aberdeen plc	176,814	1,040,023
Tate & Lyle plc	286,427	2,714,891
Taylor Wimpey plc	776,589	2,160,633
Unilever plc	31,121	1,726,161
Wm Morrison Supermarkets plc	38,670	114,868

		50,470,610

United States - 0.3%
Shire plc	25,194	1,305,581

TOTAL COMMON STOCKS (Cost $314,055,153)		370,844,728

INVESTMENTS	SHARES	VALUE ($)

SHORT-TERM INVESTMENTS - 9.2%

INVESTMENT COMPANIES - 9.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.24% (e)(f)	8,343,695	$8,343,695
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.18% (e)(f)	3,107,405	3,107,405
Limited Purpose Cash Investment Fund, 1.17% (e)	27,499,144	27,496,395

TOTAL SHORT-TERM INVESTMENTS (Cost $38,947,495)		38,947,495

SECURITIES LENDING COLLATERAL - 0.1%

Investment Company - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 1.17% (e)(g)	49,707	49,707
Limited Purpose Cash Investment Fund 1.01% (e)(g)	247,895	247,895

TOTAL SECURITIES LENDING COLLATERAL (Cost $297,602)		297,602

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.9% (Cost $353,300,250)		410,089,825

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1% (h)		13,151,274

NET ASSETS - 100.0%		423,241,099

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$42,500,118	10.0%
Consumer Staples	29,099,056	6.9
Energy	17,117,757	4.0
Financials	61,876,007	14.6
Health Care	36,418,938	8.6
Industrials	66,306,153	15.7
Information Technology	31,688,946	7.5
Materials	42,882,293	10.1
Real Estate	19,765,630	4.7
Telecommunication Services	12,231,014	2.9
Utilities	10,958,816	2.6
Short-Term Investments	38,947,495	9.2
Securities Lending Collateral	297,602	0.1

Total Investments In Securities At Value	410,089,825	96.9
Other Assets in Excess of Liabilities (h)	13,151,274	3.1

Net Assets	$423,241,099	100.0%

*	Non-income producing security.
(a)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $218, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $7,133,549, which represents approximately 1.69% of net assets of the fund.
(c)	The security or a portion of this security is on loan at December 31, 2017. The total value of securities on loan at December 31, 2017 was $282,385.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of December 31, 2017.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference -  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of December 31, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	01/30/2018	HKD	31,445,400	$54,486
Hang Seng Index January Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	01/30/2018	HKD	103,320,600	180,652
MSCI Switzerland Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.10)	Increases in total return of reference entity	Monthly	JPMC	03/23/2018	CHF	465,912	563
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.15)	Increases in total return of reference entity	Monthly	JPMC	03/26/2018	JPY	631,626,708	78,607
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30)	Increases in total return of reference entity	Monthly	JPMC	03/26/2018	SGD	266,649	758
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.80)	Monthly	JPMC	03/21/2018	SEK	(857,139)	2,267
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.80)	Monthly	JPMC	03/21/2018	SEK	(12,708,613)	16,249
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.80)	Monthly	JPMC	03/21/2018	SEK	(821,007)	2,361

								335,943

MSCI Australia Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Australian Bank-Bill Reference Rate (“BBR”) plus or minus a specified spread (-0.10)	Monthly	JPMC	03/21/2018	AUD	(1,399,705)	(12,631)
MSCI Australia Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the BBR plus or minus a specified spread (-0.10)	Monthly	JPMC	03/21/2018	AUD	(128,017)	(186)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI European Union Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.00)	Increases in total return of reference entity	Monthly	JPMC	03/23/2018	EUR	2,772,558	$(46,940)
MSCI European Union Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (0.10)	Increases in total return of reference entity	Monthly	JPMC	03/23/2018	EUR	85,630	(521)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.15)	Increases in total return of reference entity	Monthly	JPMC	03/26/2018	JPY	166,514,267	(9,316)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30)	Increases in total return of reference entity	Monthly	JPMC	03/26/2018	SGD	135,359	(1,155)
Swiss Market Index January Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	03/16/2018	CHF	(24,655,540)	(105,708)
Swiss Market Index March Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	03/16/2018	CHF	(1,483,040)	(3,627)

								(180,084)

								$155,859

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	49	1/2018	EUR	$3,122,184	$(44,219)
Hang Seng Index	142	1/2018	HKD	27,215,523	340,314
MSCI Singapore Index	19	1/2018	SGD	551,340	2,648
DAX Index	88	3/2018	EUR	34,078,139	(575,940)
FTSE/MIB Index	122	3/2018	EUR	15,924,133	(470,733)
TOPIX Index	258	3/2018	JPY	41,605,148	707,211

					(40,719)

Short Contracts
Amsterdam Exchange Index	(60)	1/2018	EUR	(7,839,820)	83,155
IBEX 35 Index	(60)	1/2018	EUR	(7,214,074)	137,253
OMXS30 Index	(481)	1/2018	SEK	(9,230,830)	258,256
FTSE 100 Index	(328)	3/2018	GBP	(33,824,821)	(766,946)
SPI 200 Index	(179)	3/2018	AUD	(21,019,544)	31,200

					(257,082)

					$(297,801)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency contracts outstanding as of December 31, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	27,689,650	USD	21,036,800	CITG	3/21/2018	$564,816
AUD	41,534,450	USD	31,555,174	JPMC	3/21/2018	847,225
CHF	220,800	USD	224,684	CITG	3/21/2018	3,176
CHF	331,200	USD	337,026	JPMC	3/21/2018	4,764
DKK	3,116,000	USD	499,304	CITG	3/21/2018	5,376
DKK	4,674,000	USD	748,956	JPMC	3/21/2018	8,064
EUR	5,914,560	USD	7,057,167	CITG	3/21/2018	72,542
EUR	8,871,840	USD	10,585,763	JPMC	3/21/2018	108,802
GBP	794,800	USD	1,066,703	CITG	3/21/2018	9,155
GBP	1,192,200	USD	1,600,056	JPMC	3/21/2018	13,731
HKD	3,500,100	USD	448,466	CITG	3/21/2018	213
HKD	5,250,150	USD	672,699	JPMC	3/21/2018	319
ILS	2,711,600	USD	776,593	CITG	3/21/2018	5,158
ILS	4,067,400	USD	1,164,890	JPMC	3/21/2018	7,736
NZD	569,600	USD	399,290	CITG	3/21/2018	3,995
NZD	854,400	USD	598,936	JPMC	3/21/2018	5,992
SEK	2,842,800	USD	342,274	CITG	3/21/2018	5,916
SEK	4,264,200	USD	513,412	JPMC	3/21/2018	8,873
SGD	880,120	USD	653,081	CITG	3/21/2018	5,761
SGD	1,320,180	USD	979,622	JPMC	3/21/2018	8,643
USD	1,781,312	GBP	1,313,877	CITG	3/21/2018	2,821
USD	2,671,966	GBP	1,970,816	JPMC	3/21/2018	4,226
USD	344,916	HKD	2,690,000	CITG	3/21/2018	85
USD	517,374	HKD	4,035,000	JPMC	3/21/2018	126
JPY	69,604,800	USD	617,551	CITG	3/22/2018	2,684
JPY	104,407,200	USD	926,327	JPMC	3/22/2018	4,023
USD	630,756	JPY	70,220,400	CITG	3/22/2018	5,036
USD	946,132	JPY	105,330,600	JPMC	3/22/2018	7,553

Total unrealized appreciation						1,716,811

HKD	6,342,300	USD	813,655	CITG	3/21/2018	(633)
HKD	9,513,450	USD	1,220,484	JPMC	3/21/2018	(952)
USD	1,422,199	AUD	1,858,800	CITG	3/21/2018	(27,912)
USD	2,133,297	AUD	2,788,200	JPMC	3/21/2018	(41,871)
USD	12,199,050	CHF	11,942,720	CITG	3/21/2018	(125,478)
USD	18,298,553	CHF	17,914,080	JPMC	3/21/2018	(188,240)
USD	704,589	DKK	4,382,400	CITG	3/21/2018	(5,202)
USD	1,056,882	DKK	6,573,600	JPMC	3/21/2018	(7,804)
USD	11,678,049	EUR	9,812,800	CITG	3/21/2018	(150,795)
USD	17,516,092	EUR	14,719,200	JPMC	3/21/2018	(227,173)
USD	13,209,724	GBP	9,854,803	CITG	3/21/2018	(129,947)
USD	19,814,223	GBP	14,782,204	JPMC	3/21/2018	(195,281)
USD	172,232	HKD	1,344,800	CITG	3/21/2018	(159)
USD	258,349	HKD	2,017,200	JPMC	3/21/2018	(237)
USD	16,899	ILS	58,800	CITG	3/21/2018	(53)
USD	25,348	ILS	88,200	JPMC	3/21/2018	(80)
USD	4,790,353	SEK	39,836,400	CITG	3/21/2018	(88,858)
USD	7,185,520	SEK	59,754,600	JPMC	3/21/2018	(133,296)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	315,362	SGD	424,400	CITG	3/21/2018	$(2,337)
USD	473,042	SGD	636,600	JPMC	3/21/2018	(3,506)
JPY	3,372,451,120	USD	30,197,107	CITG	3/22/2018	(145,867)
JPY	5,058,676,680	USD	45,295,717	JPMC	3/22/2018	(218,855)
USD	50,503	JPY	5,688,400	CITG	3/22/2018	(186)
USD	75,754	JPY	8,532,600	JPMC	3/22/2018	(279)

Total unrealized depreciation						(1,695,001)

Net unrealized appreciation						$21,810

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$10,805,950	$10,805,950

CITG
Cash	(120,000)	—	(120,000)
Investment Companies	3,238	—	3,238

JPMC
Investment Companies	8,319,658	—	8,319,658

GSIN
Investment Companies	3,107,405	—	3,107,405

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 130.6%

COMMON STOCKS - 127.9%
Aerospace & Defense - 6.1%
Boeing Co. (The) (a)	1,147	$338,262
BWX Technologies, Inc.	875	52,929
Curtiss-Wright Corp.	363	44,232
Esterline Technologies Corp. *	1,464	109,361
Huntington Ingalls Industries, Inc.	459	108,186
L3 Technologies, Inc.	168	33,239
Lockheed Martin Corp.	156	50,084
Northrop Grumman Corp.	132	40,512
Raytheon Co.	267	50,156
Spirit AeroSystems Holdings, Inc., Class A (a)	2,498	217,950
Textron, Inc.	593	33,558
United Technologies Corp.	106	13,522

		1,091,991

Air Freight & Logistics - 0.4%
FedEx Corp.	302	75,361

Airlines - 0.9%
Delta Air Lines, Inc.	834	46,704
Southwest Airlines Co.	470	30,761
United Continental Holdings, Inc. *	1,232	83,037

		160,502

Auto Components - 1.2%
Adient plc	156	12,277
BorgWarner, Inc.	66	3,372
Dana, Inc.	617	19,750
Lear Corp. (a)	1,010	178,427

		213,826

Automobiles - 1.4%
Ford Motor Co.	3,501	43,728
General Motors Co.	3,295	135,062
Thor Industries, Inc.	463	69,783

		248,573

Banks - 8.1%
Bank of America Corp. (a)	6,602	194,891
BankUnited, Inc.	788	32,087
Citigroup, Inc.	1,898	141,230
Comerica, Inc.	705	61,201
JPMorgan Chase & Co. (a)	2,736	292,588
KeyCorp	943	19,020
M&T Bank Corp.	189	32,317
PNC Financial Services Group, Inc. (The)	1,080	155,833
Popular, Inc.	1,037	36,803
Regions Financial Corp.	4,804	83,013
SunTrust Banks, Inc.	1,233	79,640
Synovus Financial Corp.	705	33,798
TCF Financial Corp.	1,809	37,085
US Bancorp	503	26,951
Wells Fargo & Co. (a)	3,587	217,623
Zions Bancorp	152	7,726

		1,451,806

INVESTMENTS	SHARES	VALUE ($)
Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A *	65	$12,421
PepsiCo, Inc.	488	58,521

		70,942

Biotechnology - 6.6%
AbbVie, Inc.	1,142	110,443
Alexion Pharmaceuticals, Inc. *	630	75,342
Amgen, Inc.	682	118,600
Biogen, Inc. *	245	78,049
Bioverativ, Inc. *	1,053	56,778
Celgene Corp. *(a)	1,752	182,839
Exelixis, Inc. *	4,015	122,056
Gilead Sciences, Inc. (a)	3,173	227,314
Regeneron Pharmaceuticals, Inc. *	52	19,550
United Therapeutics Corp. *	694	102,677
Vertex Pharmaceuticals, Inc. *	660	98,907

		1,192,555

Building Products - 1.0%
Masco Corp.	343	15,071
Owens Corning	1,626	149,495
USG Corp. *	498	19,203

		183,769

Capital Markets - 2.3%
Ameriprise Financial, Inc.	421	71,347
BlackRock, Inc.	104	53,426
Franklin Resources, Inc.	2,047	88,696
Goldman Sachs Group, Inc. (The)	295	75,154
Invesco Ltd.	1,267	46,296
Moody’s Corp.	115	16,975
Morgan Stanley	474	24,871
S&P Global, Inc.	152	25,749
State Street Corp.	88	8,590

		411,104

Chemicals - 3.7%
Cabot Corp.	1,045	64,362
Celanese Corp., Series A	1,268	135,777
Chemours Co. (The)	1,969	98,568
Eastman Chemical Co.	818	75,780
Huntsman Corp.	1,172	39,016
LyondellBasell Industries NV, Class A (a)	1,950	215,124
Monsanto Co.	251	29,312
PolyOne Corp.	207	9,004

		666,943

Commercial Services & Supplies - 0.3%
MSA Safety, Inc.	282	21,860
Pitney Bowes, Inc.	815	9,112
Waste Management, Inc.	207	17,864

		48,836

Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	4,743	181,657
F5 Networks, Inc. *	360	47,239
Juniper Networks, Inc.	2,855	81,368

		310,264

Construction & Engineering - 0.3%
EMCOR Group, Inc.	54	4,415
Jacobs Engineering Group, Inc.	120	7,915
KBR, Inc.	2,170	43,031

		55,361

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Consumer Finance - 0.8%
Capital One Financial Corp.	994	$98,983
Discover Financial Services	508	39,075

		138,058

Diversified Consumer Services - 0.0% (b)
H&R Block, Inc.	120	3,146

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *(a)	1,324	262,443

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	3,219	125,155
Verizon Communications, Inc.	2,302	121,845

		247,000

Electric Utilities - 2.5%
American Electric Power Co., Inc.	1,515	111,459
Edison International (a)	2,724	172,266
Eversource Energy	326	20,597
Exelon Corp.	3,489	137,501
Hawaiian Electric Industries, Inc.	483	17,460

		459,283

Electrical Equipment - 0.1%
Emerson Electric Co.	250	17,422
Hubbell, Inc.	17	2,301
Rockwell Automation, Inc.	29	5,694

		25,417

Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. *	454	36,506
Avnet, Inc.	1,442	57,132
CDW Corp.	527	36,621
Corning, Inc.	588	18,810
Dolby Laboratories, Inc., Class A	693	42,966
Flex Ltd. *	298	5,361
FLIR Systems, Inc.	513	23,916
Jabil, Inc.	726	19,058
TE Connectivity Ltd.	767	72,896
Trimble, Inc. *	108	4,389

		317,655

Energy Equipment & Services - 1.3%
Baker Hughes a GE Co.	40	1,266
Diamond Offshore Drilling, Inc. *	4,865	90,440
Halliburton Co.	1,518	74,185
Oceaneering International, Inc.	2,300	48,622
Schlumberger Ltd.	47	3,167
Superior Energy Services, Inc. *	1,482	14,272

		231,952

Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	168	23,969
AvalonBay Communities, Inc.	34	6,066
Boston Properties, Inc.	183	23,795
Crown Castle International Corp.	212	23,534
Digital Realty Trust, Inc.	220	25,058
Equinix, Inc.	13	5,892
Equity Residential	274	17,473
GGP, Inc.	1,090	25,495

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.9% (continued)
HCP, Inc.	1,476	$38,494
Host Hotels & Resorts, Inc.	507	10,064
Prologis, Inc.	751	48,447
Public Storage	211	44,099
Realty Income Corp.	857	48,866
Simon Property Group, Inc.	340	58,392
Ventas, Inc.	772	46,328
Vornado Realty Trust	142	11,102
Welltower, Inc.	595	37,943
Weyerhaeuser Co.	578	20,380

		515,397

Food & Staples Retailing - 1.6%
CVS Health Corp.	1,205	87,362
Wal-Mart Stores, Inc. (a)	2,140	211,325

		298,687

Food Products - 1.8%
Archer-Daniels-Midland Co.	2,129	85,330
Bunge Ltd.	81	5,433
Conagra Brands, Inc.	1,251	47,125
Dean Foods Co.	667	7,711
Ingredion, Inc.	227	31,735
JM Smucker Co. (The)	149	18,512
Mondelez International, Inc., Class A	333	14,252
Pilgrim’s Pride Corp. *	1,422	44,167
Sanderson Farms, Inc.	132	18,319
Tyson Foods, Inc., Class A	565	45,805

		318,389

Gas Utilities - 0.5%
UGI Corp.	1,870	87,797

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc. (a)	2,964	191,593
Danaher Corp.	451	41,862
Hill-Rom Holdings, Inc.	149	12,559
Medtronic plc	723	58,382

		304,396

Health Care Providers & Services - 4.2%
Aetna, Inc.	334	60,250
Centene Corp. *	1,024	103,301
Cigna Corp.	23	4,671
Express Scripts Holding Co. *	1,532	114,348
Humana, Inc.	393	97,492
McKesson Corp.	1,090	169,986
UnitedHealth Group, Inc.	540	119,048
WellCare Health Plans, Inc. *	451	90,701

		759,797

Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings, Inc. *	114	17,824
Carnival Corp.	966	64,113
Extended Stay America, Inc.	2,366	44,954
Hyatt Hotels Corp., Class A *	279	20,518
Las Vegas Sands Corp.	1,691	117,507
Royal Caribbean Cruises Ltd.	517	61,668
Starbucks Corp.	617	35,434
Wyndham Worldwide Corp.	78	9,038

		371,056

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Household Durables - 2.4%
CalAtlantic Group, Inc.	55	$3,101
DR Horton, Inc.	1,895	96,778
Newell Brands, Inc.	305	9,424
NVR, Inc. *	41	143,837
PulteGroup, Inc.	778	25,869
Toll Brothers, Inc.	136	6,531
Tupperware Brands Corp.	1,036	64,957
Whirlpool Corp.	512	86,344

		436,841

Household Products - 1.0%
Procter & Gamble Co. (The) (a)	1,921	176,501

Independent Power and Renewable Electricity Producers - 0.5%
Vistra Energy Corp. *	4,702	86,141

Industrial Conglomerates - 0.6%
General Electric Co.	2,931	51,146
Honeywell International, Inc.	390	59,810

		110,956

Insurance - 5.9%
Aflac, Inc.	1,658	145,539
Allstate Corp. (The)	849	88,899
Assurant, Inc.	121	12,202
Assured Guaranty Ltd.	4,147	140,459
CNO Financial Group, Inc.	1,725	42,590
FNF Group	3,911	153,468
Hanover Insurance Group, Inc. (The)	257	27,776
Hartford Financial Services Group, Inc. (The)	979	55,098
Lincoln National Corp.	1,039	79,868
Prudential Financial, Inc.	1,300	149,474
Reinsurance Group of America, Inc.	372	58,006
Travelers Cos., Inc. (The)	580	78,671
Unum Group	455	24,975

		1,057,025

Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. *(a)	263	307,571

Internet Software & Services - 6.2%
Akamai Technologies, Inc. *	1,518	98,731
Alphabet, Inc., Class A *(a)	209	220,161
Alphabet, Inc., Class C *(a)	194	203,001
eBay, Inc. *(a)	5,125	193,417
Facebook, Inc., Class A *(a)	1,708	301,394
IAC/InterActiveCorp *	817	99,903
Twitter, Inc. *	303	7,275

		1,123,882

IT Services - 4.2%
Accenture plc, Class A	25	3,827
Booz Allen Hamilton Holding Corp.	217	8,274
Cognizant Technology Solutions Corp., Class A	1,312	93,178
Convergys Corp.	1,985	46,648
CoreLogic, Inc. *	811	37,477
DST Systems, Inc.	851	52,822
DXC Technology Co.	910	86,359
International Business Machines Corp. (a)	1,134	173,978
MAXIMUS, Inc.	636	45,525

INVESTMENTS	SHARES	VALUE ($)
IT Services - 4.2% (continued)
Science Applications International Corp.	767	$58,729
Total System Services, Inc.	1,913	151,299

		758,116

Leisure Products - 0.2%
Brunswick Corp.	793	43,789

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	714	47,817
Charles River Laboratories International, Inc. *	375	41,044
Thermo Fisher Scientific, Inc.	13	2,468

		91,329

Machinery - 4.3%
AGCO Corp.	223	15,929
Allison Transmission Holdings, Inc.	333	14,342
Caterpillar, Inc.	126	19,855
Colfax Corp. *	769	30,468
Crane Co.	1,300	115,986
Cummins, Inc.	655	115,699
Dover Corp.	147	14,845
Ingersoll-Rand plc	1,383	123,350
ITT, Inc.	1,751	93,451
Oshkosh Corp.	754	68,531
PACCAR, Inc.	462	32,839
Terex Corp.	849	40,939
Timken Co. (The)	1,645	80,852
Woodward, Inc.	28	2,143

		769,229

Media - 2.2%
AMC Networks, Inc., Class A *	564	30,501
Comcast Corp., Class A	3,186	127,599
John Wiley & Sons, Inc., Class A	361	23,736
Liberty Global plc, Class C (United Kingdom) *	886	29,982
Time Warner, Inc.	454	41,528
Viacom, Inc., Class B	1,784	54,965
Walt Disney Co. (The)	822	88,373

		396,684

Metals & Mining - 1.5%
Alcoa Corp.*	2,005	108,009
Freeport-McMoRan, Inc. *	3,602	68,294
Newmont Mining Corp.	90	3,377
Reliance Steel & Aluminum Co.	493	42,294
Royal Gold, Inc.	43	3,531
Steel Dynamics, Inc.	1,005	43,346

		268,851

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management, Inc.	3,783	44,980

Multiline Retail - 0.1%
Big Lots, Inc.	280	15,722

Multi-Utilities - 3.5%
Ameren Corp.	1,740	102,643
CenterPoint Energy, Inc.	2,385	67,639
Consolidated Edison, Inc.	692	58,785
DTE Energy Co.	1,070	117,122

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Multi-Utilities - 3.5% (continued)
MDU Resources Group, Inc.	2,119	$56,959
NorthWestern Corp.	840	50,148
Public Service Enterprise Group, Inc. (a)	3,371	173,606

		626,902

Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	142	7,617
Cabot Oil & Gas Corp.	1,376	39,354
Chevron Corp.	521	65,224
CNX Resources Corp. *	449	6,569
ConocoPhillips	1,314	72,125
CONSOL Energy, Inc. *	56	2,212
Devon Energy Corp.	2,724	112,774
Energen Corp. *	671	38,629
Exxon Mobil Corp.	1,590	132,988
Marathon Oil Corp.	1,492	25,260
Marathon Petroleum Corp.	1,234	81,419
Murphy Oil Corp.	1,234	38,316
Newfield Exploration Co. *	512	16,143
Pioneer Natural Resources Co.	96	16,594
QEP Resources, Inc. *	5,758	55,104
Southwestern Energy Co. *	13,192	73,611
Valero Energy Corp.	988	90,807
World Fuel Services Corp.	2,719	76,513

		951,259

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	178	12,145

Pharmaceuticals - 2.9%
Akorn, Inc. *	15	484
Bristol-Myers Squibb Co.	680	41,670
Johnson & Johnson (a)	1,231	171,995
Merck & Co., Inc.	2,198	123,682
Pfizer, Inc. (a)	4,914	177,985

		515,816

Professional Services - 0.6%
ManpowerGroup, Inc.	308	38,842
Robert Half International, Inc.	1,123	62,371

		101,213

Road & Rail - 1.9%
CSX Corp.	668	36,747
Kansas City Southern	348	36,616
Norfolk Southern Corp.	732	106,067
Ryder System, Inc.	111	9,343
Union Pacific Corp.	1,186	159,043

		347,816

Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.	2,555	130,612
Broadcom Ltd.	200	51,380
Cirrus Logic, Inc. *	296	15,351
First Solar, Inc. *	1,726	116,539
Intel Corp. (a)	4,259	196,595
KLA-Tencor Corp.	541	56,843
Lam Research Corp.	468	86,145
Marvell Technology Group Ltd.	1,736	37,272
Maxim Integrated Products, Inc.	1,049	54,842
Micron Technology, Inc. *	3,428	140,959
NVIDIA Corp.	505	97,717

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 7.2% (continued)
ON Semiconductor Corp. *	1,617	$33,860
QUALCOMM, Inc.	1,032	66,069
Skyworks Solutions, Inc.	412	39,119
Teradyne, Inc.	1,670	69,923
Texas Instruments, Inc.	931	97,234
Versum Materials, Inc.	364	13,777

		1,304,237

Software - 6.6%
Activision Blizzard, Inc.	569	36,029
Adobe Systems, Inc. *	134	23,482
CA, Inc.	204	6,789
Cadence Design Systems, Inc. *	1,667	69,714
Citrix Systems, Inc. *	1,038	91,344
Dell Technologies, Inc., Class V *	382	31,049
Electronic Arts, Inc. *	527	55,367
Fortinet, Inc. *	603	26,345
Intuit, Inc.	259	40,865
Manhattan Associates, Inc. *	1,363	67,523
Microsoft Corp. (a)	4,843	414,270
Oracle Corp. (a)	4,639	219,332
Red Hat, Inc.*	364	43,716
Take-Two Interactive Software, Inc. *	70	7,685
Zynga, Inc., Class A *	16,270	65,080

		1,198,590

Specialty Retail - 2.6%
Bed Bath & Beyond, Inc.	1,663	36,569
Best Buy Co., Inc.	1,746	119,549
Foot Locker, Inc.	945	44,301
GameStop Corp., Class A	1,924	34,536
Home Depot, Inc. (The)	410	77,707
Lowe’s Cos., Inc.	1,003	93,219
Michaels Cos., Inc. (The) *	1,035	25,037
Office Depot, Inc.	13,104	46,388

		477,306

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc. (a)	3,040	514,459
Hewlett Packard Enterprise Co.	3,692	53,017
HP, Inc.	2,051	43,092
Seagate Technology plc	1,117	46,735
Western Digital Corp.	1,374	109,274
Xerox Corp.	1,304	38,012

		804,589

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. *	368	29,532
Michael Kors Holdings Ltd. *	802	50,486
Skechers U.S.A., Inc., Class A *	1,233	46,657

		126,675

Tobacco - 1.1%
Altria Group, Inc.	1,123	80,194
Philip Morris International, Inc.	1,079	113,996

		194,190

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	187	18,075
United Rentals, Inc. *	485	83,376
WESCO International, Inc.*	638	43,480

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Trading Companies & Distributors - 1.0% (continued)
WW Grainger, Inc.	135	$31,894

		176,825

TOTAL COMMON STOCKS (Cost $20,420,797)		23,047,486

EXCHANGE TRADED FUNDS - 1.5%
SPDR S&P 500 Fund Trust (Cost $262,446)	1,006	268,461

SHORT-TERM INVESTMENTS - 1.2%

INVESTMENT COMPANIES - 1.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.17% (2)(c)	14,132	14,132
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.15% (2)(c)	56,528	56,528
Limited Purpose Cash Investment Fund, 1.17% (2)(c)	72,509	72,502
UBS Select Treasury Preferred Fund, Class I, 1.16% (2)(c)	70,661	70,661

TOTAL SHORT-TERM INVESTMENTS (Cost $213,823)		213,823

TOTAL LONG POSITIONS (Cost $20,897,066)		23,529,770

SHORT POSITIONS - (30.4)%

COMMON STOCKS - (30.4)%
Aerospace & Defense - (1.6)%
HEICO Corp.	(1,146)	(108,125)
TransDigm Group, Inc.	(681)	(187,016)

		(295,141)

Air Freight & Logistics - (0.2)%
XPO Logistics, Inc. *	(302)	(27,660)

Airlines - (0.2)%
American Airlines Group, Inc.	(628)	(32,675)
Spirit Airlines, Inc. *	(95)	(4,261)

		(36,936)

Banks - (2.4)%
Bank of the Ozarks, Inc.	(2,400)	(116,280)
Chemical Financial Corp.	(1,351)	(72,238)
Home BancShares, Inc.	(1,407)	(32,713)
MB Financial, Inc.	(76)	(3,384)
Sterling Bancorp	(1,898)	(46,691)
Texas Capital Bancshares, Inc. *	(347)	(30,848)
United Bankshares, Inc.	(3,606)	(125,308)

		(427,462)

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - (2.9)%
Agios Pharmaceuticals, Inc. *	(1,568)	$(89,643)
Alkermes plc *	(1,902)	(104,096)
Alnylam Pharmaceuticals, Inc. *	(124)	(15,754)
BioMarin Pharmaceutical, Inc. *	(323)	(28,802)
Incyte Corp. *	(677)	(64,119)
Intrexon Corp. *	(596)	(6,866)
Ionis Pharmaceuticals, Inc. *	(144)	(7,243)
Neurocrine Biosciences, Inc. *	(2,130)	(165,267)
OPKO Health, Inc. *	(3,167)	(15,518)
Seattle Genetics, Inc. *	(445)	(23,807)

		(521,115)

Capital Markets - (0.6)%
Charles Schwab Corp. (The)	(886)	(45,514)
MarketAxess Holdings, Inc.	(177)	(35,710)
Stifel Financial Corp.	(540)	(32,162)

		(113,386)

Chemicals - (0.4)%
Albemarle Corp.	(471)	(60,236)
Platform Specialty Products Corp. *	(353)	(3,502)

		(63,738)

Commercial Services & Supplies - (0.2)%
HNI Corp.	(1,004)	(38,724)

Communications Equipment - (0.9)%
Arista Networks, Inc. *	(203)	(47,823)
Ciena Corp. *	(589)	(12,328)
CommScope Holding Co., Inc. *	(435)	(16,456)
ViaSat, Inc. *	(1,186)	(88,772)

		(165,379)

Construction & Engineering - (0.1)%
Granite Construction, Inc.	(168)	(10,656)

Containers & Packaging - (0.6)%
Ball Corp.	(2,957)	(111,923)
Sealed Air Corp.	(84)	(4,141)

		(116,064)

Diversified Telecommunication Services - (0.1)%
Zayo Group Holdings, Inc. *	(425)	(15,640)

Electrical Equipment - (0.2)%
Acuity Brands, Inc.	(68)	(11,968)
Sensata Technologies Holding NV *	(476)	(24,328)

		(36,296)

Electronic Equipment, Instruments & Components - (0.3)%
Belden, Inc.	(234)	(18,058)
Universal Display Corp.	(194)	(33,494)

		(51,552)

Energy Equipment & Services - (1.8)%
Core Laboratories NV	(330)	(36,152)
Ensco plc, Class A	(7,794)	(46,063)
Helmerich & Payne, Inc.	(1,235)	(79,830)
Transocean Ltd. *	(425)	(4,539)
Weatherford International plc *	(35,842)	(149,461)

		(316,045)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Food Products - (0.6)%
Blue Buffalo Pet Products, Inc. *	(955)	$(31,314)
Hain Celestial Group, Inc. (The) *	(371)	(15,727)
Post Holdings, Inc. *	(489)	(38,743)
Snyder’s-Lance, Inc.	(486)	(24,339)

		(110,123)

Gas Utilities - 0.0% (b)
WGL Holdings, Inc.	(26)	(2,232)

Health Care Equipment & Supplies - (0.4)%
DexCom, Inc. *	(1,083)	(62,153)

Health Care Providers & Services - (1.6)%
Acadia Healthcare Co., Inc. *	(2,200)	(71,786)
AmerisourceBergen Corp.	(42)	(3,856)
Envision Healthcare Corp. *	(4,891)	(169,033)
Premier, Inc., Class A *	(1,319)	(38,502)

		(283,177)

Health Care Technology - (0.1)%
Medidata Solutions, Inc. *	(342)	(21,673)

Hotels, Restaurants & Leisure - (0.2)%
Domino’s Pizza, Inc.	(232)	(43,839)

Household Durables - (0.2)%
Tempur Sealy International, Inc. *	(51)	(3,197)
TRI Pointe Group, Inc. *	(1,927)	(34,532)

		(37,729)

Insurance - (0.1)%
Cincinnati Financial Corp.	(124)	(9,296)
Kemper Corp.	(55)	(3,790)

		(13,086)

Internet & Direct Marketing Retail - 0.0% (b)
Wayfair, Inc., Class A *	(91)	(7,305)

Internet Software & Services - (0.6)%
GoDaddy, Inc., Class A *	(540)	(27,151)
Pandora Media, Inc. *	(7,114)	(34,290)
Zillow Group, Inc., Class C *	(1,295)	(52,991)

		(114,432)

IT Services - (0.4)%
Square, Inc., Class A *	(2,287)	(79,290)

Life Sciences Tools & Services - (0.2)%
Bio-Techne Corp.	(290)	(37,569)

Machinery - (2.1)%
Middleby Corp. (The) *	(344)	(46,423)
Wabtec Corp.	(2,781)	(226,457)
Welbilt, Inc. *	(4,547)	(106,900)

		(379,780)

Media - (0.5)%
Discovery Communications, Inc., Class A *	(855)	(19,135)
DISH Network Corp., Class A *	(1,030)	(49,182)
Liberty Broadband Corp., Class C *	(126)	(10,730)
Regal Entertainment Group, Class A	(665)	(15,302)

		(94,349)

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - (0.9)%
Allegheny Technologies, Inc. *	(3,774)	$(91,104)
Compass Minerals International, Inc.	(608)	(43,928)
United States Steel Corp.	(895)	(31,495)

		(166,527)

Multiline Retail - 0.0% (b)
Nordstrom, Inc.	(84)	(3,980)

Multi-Utilities - (0.4)%
Black Hills Corp.	(1,279)	(76,881)

Oil, Gas & Consumable Fuels - (3.5)%
Callon Petroleum Co. *	(7,631)	(92,717)
Centennial Resource Development, Inc., Class A *	(4,339)	(85,912)
Cheniere Energy, Inc. *	(3,258)	(175,411)
Chesapeake Energy Corp. *	(4,324)	(17,123)
Hess Corp.	(1,463)	(69,448)
Matador Resources Co. *	(1,650)	(51,364)
Range Resources Corp.	(729)	(12,437)
RSP Permian, Inc. *	(151)	(6,143)
SM Energy Co.	(2,925)	(64,584)
Targa Resources Corp.	(1,190)	(57,620)

		(632,759)

Personal Products - (0.5)%
Coty, Inc., Class A	(4,083)	(81,211)

Pharmaceuticals - (1.2)%
Allergan plc	(170)	(27,809)
Perrigo Co. plc	(1,063)	(92,651)
Prestige Brands Holdings, Inc. *	(2,085)	(92,595)

		(213,055)

Professional Services - 0.0% (b)
IHS Markit Ltd. *	(109)	(4,921)

Road & Rail - (0.2)%
Genesee & Wyoming, Inc., Class A *	(354)	(27,870)

Semiconductors & Semiconductor Equipment - (1.0)%
Advanced Micro Devices, Inc. *	(2,313)	(23,778)
Cavium, Inc. *	(1,193)	(100,009)
Cree, Inc. *	(132)	(4,903)
Cypress Semiconductor Corp.	(1,906)	(29,047)
Integrated Device Technology, Inc. *	(659)	(19,592)

		(177,329)

Software - (1.1)%
ACI Worldwide, Inc. *	(239)	(5,418)
FireEye, Inc. *	(1,310)	(18,602)
Guidewire Software, Inc. *	(584)	(43,368)
ServiceNow, Inc. *	(171)	(22,297)
Splunk, Inc. *	(238)	(19,716)
Tyler Technologies, Inc. *	(58)	(10,269)
Ultimate Software Group, Inc. (The) *	(323)	(70,488)
Workday, Inc., Class A *	(100)	(10,174)

		(200,332)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - (1.6)%
Advance Auto Parts, Inc.	(621)	$(61,907)
L Brands, Inc.	(2,792)	(168,134)
Signet Jewelers Ltd.	(1,030)	(58,247)

		(288,288)

Technology Hardware, Storage & Peripherals - (0.2)%
Diebold Nixdorf, Inc.	(1,872)	(30,607)

Textiles, Apparel & Luxury Goods - (0.1)%
Under Armour, Inc., Class A *	(1,563)	(22,554)

Trading Companies & Distributors - (0.2)%
Fastenal Co.	(187)	(10,227)
NOW, Inc. *	(1,457)	(16,071)

		(26,298)

TOTAL COMMON STOCKS (Proceeds $(5,214,335))		(5,475,143)

TOTAL SHORT POSITIONS (Proceeds $(5,214,335))		(5,475,143)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.2% (Cost $15,682,731)		18,054,627

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(43,940)

NET ASSETS - 100.0%		18,010,687

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,143,146	11.9%
Consumer Staples	879,521	4.9
Energy	234,407	1.3
Exchange Traded Funds	268,461	1.5
Financials	2,811,483	15.6
Health Care	1,725,149	9.5
Industrials	2,262,994	12.6
Information Technology	4,998,412	27.7
Materials	589,465	3.3
Real Estate	515,397	2.9
Telecommunication Services	231,360	1.3
Utilities	1,181,009	6.5
Short-Term Investments	213,823	1.2

Total Investments In Securities At Value	18,054,627	100.2
Liabilities in Excess of Other Assets	(43,940)	(0.2)

Net Assets	$18,010,687	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $6,015,829.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of December 31, 2017.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipts

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 130.7%

COMMON STOCKS - 128.8%
Aerospace & Defense - 3.1%
AAR Corp. (a)	377	$14,812
Curtiss-Wright Corp. (a)	161	19,618
Ducommun, Inc. *	335	9,531
Engility Holdings, Inc. *	37	1,049
Esterline Technologies Corp. *	177	13,222
Moog, Inc., Class A *	159	13,809
Sparton Corp. *	14	323
Vectrus, Inc. *	1,015	31,313

		103,677

Air Freight & Logistics - 0.8%
Hub Group, Inc., Class A *	190	9,101
Park-Ohio Holdings Corp.	305	14,015
Radiant Logistics, Inc. *	1,077	4,954

		28,070

Airlines - 0.3%
Allegiant Travel Co.	14	2,166
Hawaiian Holdings, Inc.	54	2,152
SkyWest, Inc.	80	4,248

		8,566

Auto Components - 3.9%
American Axle & Manufacturing Holdings, Inc. *	451	7,681
Cooper Tire & Rubber Co.	184	6,504
Cooper-Standard Holdings, Inc. *	88	10,780
Dana, Inc. (a)	838	26,824
Modine Manufacturing Co. *	312	6,302
Standard Motor Products, Inc.	55	2,470
Stoneridge, Inc. *	801	18,311
Superior Industries International, Inc.	109	1,619
Tenneco, Inc.	196	11,474
Tower International, Inc.	1,278	39,043

		131,008

Banks - 9.0%
1st Source Corp. (a)	434	21,461
BancFirst Corp.	188	9,616
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	338	9,092
Bancorp, Inc. (The) *	271	2,677
BancorpSouth Bank	228	7,171
Berkshire Hills Bancorp, Inc.	118	4,319
Boston Private Financial Holdings, Inc.	398	6,149
Cathay General Bancorp	141	5,946
CenterState Bank Corp.	200	5,146
Central Pacific Financial Corp.	236	7,040
City Holding Co.	55	3,711
Community Trust Bancorp, Inc.	88	4,145
Customers Bancorp, Inc. *	113	2,937
Eagle Bancorp, Inc. *	27	1,563
Enterprise Financial Services Corp.	134	6,050
FCB Financial Holdings, Inc., Class A *	63	3,200
Financial Institutions, Inc.	365	11,351

INVESTMENTS	SHARES	VALUE ($)
Banks - 9.0% (continued)
First Bancorp/PR *	4,516	$23,032
First Busey Corp.	169	5,060
First Citizens BancShares, Inc., Class A (a)	44	17,732
First Financial Corp.	241	10,929
First Horizon National Corp.	13	260
First Merchants Corp.	176	7,403
First Midwest Bancorp, Inc.	279	6,699
Fulton Financial Corp.	334	5,979
Great Southern Bancorp, Inc.	74	3,822
Hancock Holding Co.	47	2,327
Hanmi Financial Corp.	468	14,204
Heartland Financial USA, Inc. (a)	261	14,003
Heritage Financial Corp.	44	1,355
IBERIABANK Corp.	102	7,905
Independent Bank Corp.	266	5,945
International Bancshares Corp. (a)	365	14,491
Investors Bancorp, Inc.	418	5,802
National Bank Holdings Corp., Class A	37	1,200
OFG Bancorp	442	4,155
Opus Bank *	174	4,750
Peapack Gladstone Financial Corp.	123	4,307
Preferred Bank	12	705
Sandy Spring Bancorp, Inc.	131	5,112
TriCo Bancshares	117	4,430
Triumph Bancorp, Inc. *	164	5,166
Umpqua Holdings Corp.	218	4,534
United Community Banks, Inc.	153	4,305
Wintrust Financial Corp.	39	3,212

		300,398

Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	5	1,076
National Beverage Corp.	129	12,570

		13,646

Biotechnology - 5.8%
Acorda Therapeutics, Inc. *	289	6,199
AMAG Pharmaceuticals, Inc. *	230	3,047
Amicus Therapeutics, Inc. *	215	3,094
Array BioPharma, Inc. *	252	3,226
Axovant Sciences Ltd. *	685	3,610
BioSpecifics Technologies Corp. *	236	10,226
Bluebird Bio, Inc. *	14	2,493
Blueprint Medicines Corp. *	10	754
Calithera Biosciences, Inc. *	690	5,761
Catalyst Pharmaceuticals, Inc. *	241	942
Clovis Oncology, Inc. *	52	3,536
Conatus Pharmaceuticals, Inc. *	1,536	7,096
Curis, Inc. *	1,175	822
Eagle Pharmaceuticals, Inc. *	113	6,036
Emergent BioSolutions, Inc. *	282	13,105
Enanta Pharmaceuticals, Inc. *	192	11,267
Exact Sciences Corp. *	93	4,886
FibroGen, Inc. *	147	6,968
Genomic Health, Inc. *	259	8,858
Halozyme Therapeutics, Inc. *	187	3,789
ImmunoGen, Inc. *	150	962
Insmed, Inc. *	120	3,742
Momenta Pharmaceuticals, Inc. *	400	5,580

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 5.8% (continued)
Myriad Genetics, Inc. *(a)	597	$20,504
Otonomy, Inc. *	1,137	6,310
PDL BioPharma, Inc. *	6,433	17,626
Portola Pharmaceuticals, Inc. *	71	3,456
Prothena Corp. plc (Ireland) *	48	1,800
Puma Biotechnology, Inc. *	41	4,053
Repligen Corp. *	120	4,354
Sarepta Therapeutics, Inc. *	90	5,008
Spectrum Pharmaceuticals, Inc. *	415	7,864
Syndax Pharmaceuticals, Inc. *	132	1,156
Versartis, Inc. *	2,670	5,874
Xencor, Inc. *	15	329

		194,333

Building Products - 2.3%
American Woodmark Corp. *	24	3,126
Continental Building Products, Inc. *(a)	743	20,915
Masonite International Corp. *	62	4,597
NCI Building Systems, Inc. *	605	11,677
Ply Gem Holdings, Inc. *(a)	1,360	25,160
Simpson Manufacturing Co., Inc.	136	7,808
Universal Forest Products, Inc.	126	4,740

		78,023

Capital Markets - 0.7%
Cowen, Inc. *	45	614
Evercore, Inc., Class A	90	8,100
INTL. FCStone, Inc. *	203	8,634
OM Asset Management plc	280	4,690

		22,038

Chemicals - 4.7%
A Schulman, Inc.	259	9,648
AdvanSix, Inc. *(a)	368	15,482
Flotek Industries, Inc. *	994	4,632
FutureFuel Corp.	878	12,371
HB Fuller Co.	19	1,023
Innophos Holdings, Inc.	271	12,664
Innospec, Inc.	34	2,400
Koppers Holdings, Inc. *	69	3,512
Kronos Worldwide, Inc. (a)	638	16,441
OMNOVA Solutions, Inc. *	1,954	19,540
PolyOne Corp.	248	10,788
Stepan Co.	78	6,160
Trinseo SA (a)	528	38,333
Tronox Ltd., Class A	226	4,635

		157,629

Commercial Services & Supplies - 2.1%
Brady Corp., Class A	73	2,767
Brink’s Co. (The)	149	11,726
Ennis, Inc.	218	4,524
Herman Miller, Inc.	208	8,330
Knoll, Inc.	373	8,594
LSC Communications, Inc.	128	1,939
McGrath RentCorp.	28	1,315
SP Plus Corp. *	241	8,941
Steelcase, Inc., Class A	663	10,078
Viad Corp.	192	10,637

		68,851

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 1.7%
Applied Optoelectronics, Inc. *	134	$5,068
Digi International, Inc. *	408	3,896
Extreme Networks, Inc. *	519	6,498
Finisar Corp. *(a)	658	13,390
InterDigital, Inc.	150	11,422
NETGEAR, Inc. *	118	6,933
Ribbon Communications, Inc. *	1,274	9,848
Viavi Solutions, Inc. *	81	708

		57,763

Construction & Engineering - 1.7%
Argan, Inc.	326	14,670
Chicago Bridge & Iron Co. NV	362	5,843
Comfort Systems USA, Inc.	103	4,496
EMCOR Group, Inc. (a)	170	13,897
MasTec, Inc. *	30	1,469
MYR Group, Inc. *	13	464
Primoris Services Corp. (a)	619	16,831

		57,670

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	148	4,653

Consumer Finance - 0.8%
Enova International, Inc. *	354	5,381
FirstCash, Inc.	49	3,305
Green Dot Corp., Class A *	68	4,098
LendingClub Corp. *	451	1,863
Nelnet, Inc., Class A	53	2,903
Regional Management Corp. *	391	10,287

		27,837

Distributors - 0.1%
Core-Mark Holding Co., Inc.	55	1,737

Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. *	96	4,037
American Public Education, Inc. *	568	14,228
Bridgepoint Education, Inc. *	2,235	18,550
Capella Education Co.	19	1,471
Career Education Corp. *	117	1,413
Grand Canyon Education, Inc. *	17	1,522
K12, Inc. *	832	13,229

		54,450

Diversified Telecommunication Services - 0.4%
Cincinnati Bell, Inc. *	219	4,566
IDT Corp., Class B *	596	6,317
Ooma, Inc. *	226	2,701
Vonage Holdings Corp. *	58	590

		14,174

Electric Utilities - 0.3%
Portland General Electric Co.	240	10,939

Electrical Equipment - 0.6%
Atkore International Group, Inc. *	512	10,983
Babcock & Wilcox Enterprises, Inc. *	505	2,868
EnerSys	68	4,735
Generac Holdings, Inc. *	48	2,377

		20,963

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - 6.0%
Anixter International, Inc. *(a)	228	$17,328
AVX Corp.	627	10,847
Benchmark Electronics, Inc. *	359	10,447
Control4 Corp. *	706	21,010
ePlus, Inc. *	165	12,408
Insight Enterprises, Inc. *(a)	479	18,341
Itron, Inc. *	8	546
KEMET Corp. *	929	13,991
Kimball Electronics, Inc. *	426	7,774
Methode Electronics, Inc.	63	2,526
PC Connection, Inc.	63	1,651
PCM, Inc. *	374	3,703
Plexus Corp. *	65	3,947
Rogers Corp. *(a)	115	18,621
Sanmina Corp. *(a)	639	21,087
ScanSource, Inc. *	487	17,435
SYNNEX Corp.	91	12,371
Tech Data Corp. *	70	6,858

		200,891

Energy Equipment & Services - 1.7%
C&J Energy Services, Inc. *	122	4,083
Fairmount Santrol Holdings, Inc. *	2,219	11,606
Helix Energy Solutions Group, Inc. *	315	2,375
Matrix Service Co. *	823	14,650
McDermott International, Inc. *	1,135	7,468
Nabors Industries Ltd.	48	328
Unit Corp. *	443	9,746
US Silica Holdings, Inc.	147	4,786

		55,042

Equity Real Estate Investment Trusts (REITs) - 3.1%
Agree Realty Corp.	104	5,350
Alexander & Baldwin, Inc.	49	1,359
Alexander’s, Inc.	8	3,167
DiamondRock Hospitality Co.	464	5,238
Four Corners Property Trust, Inc.	531	13,647
GEO Group, Inc. (The)	115	2,714
Getty Realty Corp.	183	4,970
Invitation Homes, Inc.	245	5,775
Lexington Realty Trust	520	5,018
Mack-Cali Realty Corp.	618	13,324
QTS Realty Trust, Inc., Class A	130	7,041
RLJ Lodging Trust	227	4,987
Sabra Health Care REIT, Inc.	135	2,534
Select Income REIT	452	11,359
Xenia Hotels & Resorts, Inc. (a)	769	16,603

		103,086

Food & Staples Retailing - 0.2%
SpartanNash Co.	242	6,457

Food Products - 2.2%
Darling Ingredients, Inc. *	748	13,561
Dean Foods Co. (a)	1,671	19,317
Fresh Del Monte Produce, Inc.	245	11,679
John B Sanfilippo & Son, Inc.	150	9,487
Sanderson Farms, Inc. (a)	134	18,597

		72,641

INVESTMENTS	SHARES	VALUE ($)
Gas Utilities - 1.2%
ONE Gas, Inc.	134	$9,817
Southwest Gas Holdings, Inc. (a)	286	23,017
WGL Holdings, Inc.	68	5,837

		38,671

Health Care Equipment & Supplies - 3.3%
Analogic Corp.	29	2,429
AngioDynamics, Inc. *	159	2,644
Antares Pharma, Inc. *	909	1,809
Atrion Corp.	1	630
Cantel Medical Corp.	25	2,572
Cutera, Inc. *	91	4,127
Globus Medical, Inc., Class A *(a)	408	16,769
Integer Holdings Corp. *	20	906
Lantheus Holdings, Inc. *	748	15,296
LeMaitre Vascular, Inc.	324	10,316
LivaNova plc *	14	1,119
Masimo Corp. *(a)	169	14,331
Meridian Bioscience, Inc.	59	826
Merit Medical Systems, Inc. *	74	3,197
Natus Medical, Inc. *	178	6,800
Novocure Ltd. *	334	6,747
NuVasive, Inc. *	27	1,579
OraSure Technologies, Inc. *	371	6,997
Orthofix International NV *	224	12,253

		111,347

Health Care Providers & Services - 2.9%
Aceto Corp.	146	1,508
AMN Healthcare Services, Inc. *	27	1,330
CorVel Corp. *(a)	294	15,552
Cross Country Healthcare, Inc. *	375	4,785
HealthSouth Corp.	77	3,804
Kindred Healthcare, Inc.	381	3,696
LHC Group, Inc. *	87	5,329
Magellan Health, Inc. *(a)	145	14,000
Molina Healthcare, Inc. *	63	4,831
National HealthCare Corp.	63	3,839
Owens & Minor, Inc.	161	3,040
RadNet, Inc. *	1,659	16,756
Triple-S Management Corp., Class B *	766	19,035

		97,505

Health Care Technology - 1.0%
HealthStream, Inc. *	230	5,327
HMS Holdings Corp. *	732	12,407
Quality Systems, Inc. *	1,117	15,169

		32,903

Hotels, Restaurants & Leisure - 3.0%
BJ’s Restaurants, Inc.	217	7,899
Bloomin’ Brands, Inc.	377	8,045
Bojangles’, Inc. *	62	732
Boyd Gaming Corp. (a)	533	18,682
Buffalo Wild Wings, Inc. *	31	4,847
Cheesecake Factory, Inc. (The)	8	385
Del Frisco’s Restaurant Group, Inc. *	279	4,255
Drive Shack, Inc. *	2,042	11,292
Fogo De Chao, Inc. *	503	5,835
ILG, Inc.	119	3,389

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 3.0% (continued)
International Speedway Corp., Class A	118	$4,702
La Quinta Holdings, Inc. *	304	5,612
Marriott Vacations Worldwide Corp.	17	2,299
RCI Hospitality Holdings, Inc.	118	3,302
Ruth’s Hospitality Group, Inc.	739	15,999
Texas Roadhouse, Inc.	30	1,580

		98,855

Household Durables - 3.5%
Beazer Homes USA, Inc. *	662	12,717
Century Communities, Inc. *	389	12,098
Ethan Allen Interiors, Inc.	103	2,946
Flexsteel Industries, Inc.	258	12,069
Hamilton Beach Brands Holding Co., Class A	47	1,208
Hooker Furniture Corp.	243	10,315
KB Home	107	3,419
La-Z-Boy, Inc. (a)	741	23,119
Libbey, Inc.	692	5,204
M/I Homes, Inc. *	153	5,263
MDC Holdings, Inc.	42	1,339
Taylor Morrison Home Corp., Class A *(a)	615	15,049
ZAGG, Inc. *	565	10,424

		115,170

Household Products - 0.1%
Central Garden & Pet Co., Class A *	126	4,751

Insurance - 3.4%
Ambac Financial Group, Inc. *	393	6,280
AMERISAFE, Inc.	19	1,170
Argo Group International Holdings Ltd.	163	10,049
CNO Financial Group, Inc. (a)	840	20,740
Employers Holdings, Inc. (a)	530	23,532
Enstar Group Ltd. *	12	2,409
Genworth Financial, Inc., Class A *	530	1,648
Health Insurance Innovations, Inc., Class A *	483	12,051
National Western Life Group, Inc., Class A	29	9,600
Safety Insurance Group, Inc.	101	8,120
Stewart Information Services Corp.	78	3,299
Third Point Reinsurance Ltd. *	990	14,504
United Fire Group, Inc.	8	365

		113,767

Internet & Direct Marketing Retail - 0.9%
1-800-Flowers.com, Inc., Class A *	1,566	16,756
FTD Cos., Inc. *	229	1,647
Groupon, Inc. *	1,302	6,640
HSN, Inc.	29	1,170
PetMed Express, Inc.	63	2,867

		29,080

Internet Software & Services - 3.9%
Appfolio, Inc., Class A *	124	5,146
Bazaarvoice, Inc. *	797	4,344
Blucora, Inc. *	178	3,934
Box, Inc., Class A *	405	8,553

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 3.9% (continued)
Brightcove, Inc. *	1,179	$8,371
Carbonite, Inc. *	18	452
Care.com, Inc. *	674	12,159
Cars.com, Inc. *	107	3,086
CommerceHub, Inc., Series C *	70	1,441
Etsy, Inc. *	414	8,466
GrubHub, Inc. *	187	13,427
LivePerson, Inc. *	707	8,130
Meet Group, Inc. (The) *	3,273	9,230
NIC, Inc.	38	631
Shutterstock, Inc. *	125	5,379
SPS Commerce, Inc. *	134	6,511
Stamps.com, Inc. *	10	1,880
Web.com Group, Inc. *	189	4,120
XO Group, Inc. *	427	7,882
Yelp, Inc. *(a)	376	15,777

		128,919

IT Services - 2.6%
CACI International, Inc., Class A *	4	529
Cardtronics plc, Class A *	92	1,704
Convergys Corp. (a)	721	16,943
EVERTEC, Inc.	1,377	18,796
Hackett Group, Inc. (The)	817	12,835
Perficient, Inc. *	43	820
Science Applications International Corp.	56	4,288
Sykes Enterprises, Inc. *	235	7,391
Syntel, Inc. *	500	11,495
Travelport Worldwide Ltd.	909	11,881

		86,682

Leisure Products - 0.6%
Johnson Outdoors, Inc., Class A	73	4,533
MCBC Holdings, Inc. *	673	14,954

		19,487

Life Sciences Tools & Services - 0.8%
Cambrex Corp. *	206	9,888
Enzo Biochem, Inc. *	53	432
INC Research Holdings, Inc., Class A *	246	10,726
PRA Health Sciences, Inc. *	43	3,916

		24,962

Machinery - 6.2%
Alamo Group, Inc. (a)	126	14,222
Astec Industries, Inc.	218	12,753
Barnes Group, Inc.	55	3,480
Briggs & Stratton Corp.	183	4,643
Columbus McKinnon Corp.	97	3,878
Commercial Vehicle Group, Inc. *	1,135	12,133
Global Brass & Copper Holdings, Inc.	449	14,862
Greenbrier Cos., Inc. (The)	32	1,706
Harsco Corp. *	325	6,061
Hyster-Yale Materials Handling, Inc. (a)	203	17,287
Kadant, Inc.	81	8,132
Kennametal, Inc.	60	2,905
Lydall, Inc. *	26	1,319
Meritor, Inc. *(a)	1,250	29,325
Milacron Holdings Corp. *	218	4,172

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 6.2% (continued)
Mueller Industries, Inc.	350	$12,400
Mueller Water Products, Inc., Class A	1,011	12,668
Rexnord Corp. *	81	2,108
Spartan Motors, Inc.	802	12,631
SPX Corp. *	113	3,547
Standex International Corp.	35	3,565
TriMas Corp. *	417	11,155
Wabash National Corp.	343	7,443
Woodward, Inc.	31	2,373

		204,768

Media - 1.3%
Entravision Communications Corp., Class A	1,713	12,248
Gannett Co., Inc.	680	7,881
MSG Networks, Inc., Class A *	309	6,257
Time, Inc.	64	1,181
tronc, Inc. *	807	14,195

		41,762

Metals & Mining - 3.1%
Century Aluminum Co. *	322	6,324
Cleveland-Cliffs, Inc. *(a)	3,558	25,653
Coeur Mining, Inc. *	452	3,390
Commercial Metals Co.	432	9,210
Gold Resource Corp.	119	524
Haynes International, Inc.	73	2,340
Hecla Mining Co.	506	2,009
Kaiser Aluminum Corp. (a)	137	14,638
Materion Corp.	345	16,767
Olympic Steel, Inc.	210	4,513
Ryerson Holding Corp. *	587	6,105
SunCoke Energy, Inc. *	192	2,302
Worthington Industries, Inc.	179	7,887

		101,662

Multiline Retail - 0.4%
Big Lots, Inc.	210	11,792

Multi-Utilities - 0.5%
Avista Corp.	148	7,620
Black Hills Corp.	80	4,809
NorthWestern Corp.	93	5,552

		17,981

Oil, Gas & Consumable Fuels - 6.7%
Abraxas Petroleum Corp. *	7,177	17,655
Arch Coal, Inc., Class A (a)	469	43,692
California Resources Corp. *	22	428
DHT Holdings, Inc.	216	775
Halcon Resources Corp. *(a)	2,092	15,836
International Seaways, Inc. *	482	8,898
Midstates Petroleum Co., Inc. *	1,739	28,833
Overseas Shipholding Group, Inc., Class A *	5,397	14,788
Peabody Energy Corp. *(a)	502	19,764
Penn Virginia Corp. *	398	15,566
REX American Resources Corp. *	182	15,068
SandRidge Energy, Inc. *	759	15,992
Ship Finance International Ltd. (Norway)	43	666
Ultra Petroleum Corp. *	248	2,247
W&T Offshore, Inc. *	7,195	23,815

		224,023

INVESTMENTS	SHARES	VALUE ($)
Paper & Forest Products - 0.8%
Boise Cascade Co.	162	$6,464
Deltic Timber Corp.	18	1,648
Louisiana-Pacific Corp. *(a)	629	16,517
Schweitzer-Mauduit International, Inc.	21	953

		25,582

Pharmaceuticals - 2.1%
Catalent, Inc. *	224	9,202
Corcept Therapeutics, Inc. *(a)	983	17,753
Depomed, Inc. *	1,371	11,037
Horizon Pharma plc *	385	5,621
Innoviva, Inc. *	352	4,995
Intersect ENT, Inc. *	33	1,069
MyoKardia, Inc. *	59	2,484
Phibro Animal Health Corp., Class A	329	11,022
Prestige Brands Holdings, Inc. *	84	3,730
Supernus Pharmaceuticals, Inc. *	24	956
Tetraphase Pharmaceuticals, Inc. *	141	888

		68,757

Professional Services - 3.1%
Barrett Business Services, Inc.	182	11,737
CRA International, Inc.	29	1,304
ICF International, Inc. *	121	6,353
Insperity, Inc. (a)	384	22,022
Kelly Services, Inc., Class A	116	3,163
Kforce, Inc.	381	9,620
Navigant Consulting, Inc. *	774	15,023
RPX Corp.	1,009	13,561
TrueBlue, Inc. *(a)	701	19,278

		102,061

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	191	9,290
Kennedy-Wilson Holdings, Inc.	196	3,401

		12,691

Road & Rail - 0.8%
ArcBest Corp.	354	12,655
Roadrunner Transportation Systems, Inc. *	1,208	9,314
YRC Worldwide, Inc. *	328	4,717

		26,686

Semiconductors & Semiconductor Equipment - 6.9%
Advanced Energy Industries, Inc. *	110	7,423
Alpha & Omega Semiconductor Ltd. *	1,062	17,374
Amkor Technology, Inc. *	1,306	13,125
Axcelis Technologies, Inc. *	232	6,659
AXT, Inc. *	1,531	13,320
Brooks Automation, Inc. (a)	638	15,216
Cabot Microelectronics Corp.	38	3,575
Cirrus Logic, Inc. *(a)	476	24,686
Cohu, Inc.	155	3,402
Entegris, Inc. (a)	550	16,748
FormFactor, Inc. *(a)	928	14,523
Lattice Semiconductor Corp. *	1,117	6,456
Nanometrics, Inc. *	571	14,229
Photronics, Inc. *	1,381	11,773

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 6.9% (continued)
Rudolph Technologies, Inc. *	794	$18,977
Semtech Corp. *	266	9,097
SunPower Corp. *	587	4,949
Synaptics, Inc. *	212	8,467
Ultra Clean Holdings, Inc. *	859	19,834

		229,833

Software - 3.9%
8x8, Inc. *	459	6,472
A10 Networks, Inc. *	557	4,300
Aspen Technology, Inc. *	104	6,885
Barracuda Networks, Inc. *(a)	834	22,935
CommVault Systems, Inc. *	57	2,992
Glu Mobile, Inc. *	675	2,457
Imperva, Inc. *	47	1,866
MicroStrategy, Inc., Class A *(a)	111	14,574
Mitek Systems, Inc. *	1,183	10,588
MobileIron, Inc. *	2,780	10,842
Pegasystems, Inc.	24	1,132
Qualys, Inc. *	189	11,217
RealPage, Inc. *	16	709
Rubicon Project, Inc. (The) *	749	1,401
Synchronoss Technologies, Inc. *	61	545
TiVo Corp.	84	1,310
Upland Software, Inc. *	30	650
Varonis Systems, Inc. *	18	874
VASCO Data Security International, Inc. *	329	4,573
Verint Systems, Inc. *	274	11,467
Zix Corp. *	2,447	10,718

		128,507

Specialty Retail - 2.5%
American Eagle Outfitters, Inc.	232	4,362
America’s Car-Mart, Inc. *	16	714
Cato Corp. (The), Class A	214	3,407
Citi Trends, Inc.	765	20,242
Francesca’s Holdings Corp. *	1,514	11,067
Genesco, Inc. *	173	5,622
Haverty Furniture Cos., Inc.	194	4,394
Hibbett Sports, Inc. *	429	8,752
Kirkland’s, Inc. *	152	1,819
Office Depot, Inc.	1,405	4,974
Pier 1 Imports, Inc.	1,362	5,639
Sonic Automotive, Inc., Class A	58	1,070
Tilly’s, Inc., Class A	370	5,461
Vitamin Shoppe, Inc. *	711	3,128
Zumiez, Inc. *	44	916

		81,567

Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. *	697	3,757
Electronics For Imaging, Inc. *	96	2,835
Intevac, Inc. *	1,442	9,877
Quantum Corp. *	1,838	10,348
Super Micro Computer, Inc. *	132	2,762

		29,579

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. *	135	$1,706
Deckers Outdoor Corp. *	44	3,531
Movado Group, Inc.	169	5,442
Perry Ellis International, Inc. *	489	12,245
Vera Bradley, Inc. *	436	5,310

		28,234

Thrifts & Mortgage Finance - 5.0%
Dime Community Bancshares, Inc.	635	13,303
Essent Group Ltd. *	77	3,343
Federal Agricultural Mortgage Corp., Class C	308	24,098
First Defiance Financial Corp.	257	13,356
Flagstar Bancorp, Inc. *(a)	540	20,207
MGIC Investment Corp. *(a)	3,135	44,235
NMI Holdings, Inc., Class A *	110	1,870
Radian Group, Inc. (a)	1,304	26,876
TrustCo Bank Corp.	1,176	10,819
Walker & Dunlop, Inc. *	13	618
Washington Federal, Inc.	197	6,747

		165,472

Tobacco - 0.1%
Vector Group Ltd.	100	2,238

Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	63	4,290
CAI International, Inc. *	369	10,450
DXP Enterprises, Inc. *	78	2,307
GMS, Inc. *(a)	686	25,821
MRC Global, Inc. *	245	4,146
Rush Enterprises, Inc., Class A *(a)	494	25,100
Triton International Ltd. *	33	1,236
Veritiv Corp. *	136	3,930

		77,280

Water Utilities - 0.2%
SJW Group	98	6,255

TOTAL COMMON STOCKS (Cost $3,927,911)		4,283,371

EXCHANGE TRADED FUNDS - 1.4%
iShares Russell 2000 Fund (Cost $43,386)	300	45,738

	NO. OF RIGHTS

RIGHTS - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR (3)*(c)
(Cost $33)	112	2

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENT COMPANIES - 0.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.17% (2)(d)	1,702	$1,702
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.15% (2)(d)	6,790	6,790
Limited Purpose Cash Investment Fund, 1.17% (2)(d)	902	902
UBS Select Treasury Preferred Fund, Class I, 1.16% (2)(d)	8,511	8,511

TOTAL SHORT-TERM INVESTMENTS (Cost $17,905)		17,905

TOTAL LONG POSITIONS (Cost $3,989,235)		4,347,016

SHORT POSITIONS - (31.3)%

COMMON STOCKS - (31.3)%
Aerospace & Defense - (1.3)%
Axon Enterprise, Inc. *	(789)	(20,908)
KeyW Holding Corp. (The) *	(1,749)	(10,267)
Mercury Systems, Inc. *	(261)	(13,402)

		(44,577)

Auto Components - (0.1)%
Fox Factory Holding Corp. *	(84)	(3,263)
Horizon Global Corp. *	(48)	(673)

		(3,936)

Beverages - (0.2)%
MGP Ingredients, Inc.	(78)	(5,997)

Biotechnology - (0.5)%
Adamas Pharmaceuticals, Inc. *	(198)	(6,710)
Agenus, Inc. *	(414)	(1,350)
Aimmune Therapeutics, Inc. *	(141)	(5,333)
Atara Biotherapeutics, Inc. *	(104)	(1,882)
Iovance Biotherapeutics, Inc. *	(41)	(328)
Ultragenyx Pharmaceutical, Inc. *	(43)	(1,994)

		(17,597)

Building Products - (0.3)%
AAON, Inc.	(115)	(4,220)
Advanced Drainage Systems, Inc.	(253)	(6,034)

		(10,254)

Capital Markets - 0.0%(b)
Financial Engines, Inc.	(32)	(970)

Chemicals - (0.9)%
Balchem Corp.	(194)	(15,636)
Intrepid Potash, Inc. *	(1,493)	(7,107)
LSB Industries, Inc. *	(646)	(5,659)

		(28,402)

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - (1.1)%
Aqua Metals, Inc. *	(1,996)	$(4,251)
Mobile Mini, Inc.	(29)	(1,000)
RR Donnelley & Sons Co.	(582)	(5,413)
Team, Inc. *	(1,193)	(17,776)
US Ecology, Inc.	(172)	(8,772)

		(37,212)

Communications Equipment - (0.9)%
CalAmp Corp. *	(122)	(2,614)
Harmonic, Inc. *	(1,303)	(5,473)
Infinera Corp. *	(1,543)	(9,767)
Lumentum Holdings, Inc. *	(232)	(11,345)
ViaSat, Inc. *	(29)	(2,171)

		(31,370)

Construction & Engineering - (0.6)%
NV5 Global, Inc. *	(375)	(20,306)

Diversified Consumer Services - (0.2)%
Chegg, Inc. *	(378)	(6,169)

Diversified Telecommunication Services - (0.7)%
Consolidated Communications Holdings, Inc.	(584)	(7,119)
Globalstar, Inc. *	(2,457)	(3,219)
Iridium Communications, Inc. *	(248)	(2,926)
ORBCOMM, Inc. *	(861)	(8,765)

		(22,029)

Electrical Equipment - (0.1)%
Vivint Solar, Inc. *	(871)	(3,528)

Electronic Equipment, Instruments & Components - (0.5)%
Mesa Laboratories, Inc.	(110)	(13,673)
OSI Systems, Inc. *	(32)	(2,060)

		(15,733)

Energy Equipment & Services - (2.2)%
Bristow Group, Inc.	(951)	(12,810)
Forum Energy Technologies, Inc. *	(1,026)	(15,954)
Frank’s International NV	(2,545)	(16,924)
Pioneer Energy Services Corp. *	(839)	(2,559)
Rowan Cos. plc, Class A *	(127)	(1,989)
SEACOR Marine Holdings, Inc. *	(1,282)	(15,000)
TETRA Technologies, Inc. *	(1,533)	(6,546)

		(71,782)

Equity Real Estate Investment Trusts (REITs) - (0.4)%
Altisource Residential Corp.	(647)	(7,674)
Preferred Apartment Communities, Inc., Class A	(213)	(4,313)

		(11,987)

Food & Staples Retailing - (0.3)%
Smart & Final Stores, Inc. *	(1,146)	(9,798)

Food Products - (0.4)%
B&G Foods, Inc.	(20)	(703)
Freshpet, Inc. *	(281)	(5,325)
Hostess Brands, Inc. *	(460)	(6,813)

		(12,841)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - (0.7)%
AtriCure, Inc. *	(290)	$(5,290)
Endologix, Inc. *	(1,753)	(9,379)
Entellus Medical, Inc. *	(188)	(4,585)
GenMark Diagnostics, Inc. *	(1,020)	(4,253)

		(23,507)

Health Care Providers & Services - (2.3)%
BioScrip, Inc. *	(6,571)	(19,122)
BioTelemetry, Inc. *	(30)	(897)
Capital Senior Living Corp. *	(1,558)	(21,017)
Community Health Systems, Inc. *	(280)	(1,193)
Teladoc, Inc. *	(992)	(34,571)

		(76,800)

Health Care Technology - (0.2)%
Castlight Health, Inc., Class B *	(960)	(3,600)
Evolent Health, Inc., Class A *	(130)	(1,599)

		(5,199)

Hotels, Restaurants & Leisure - (0.9)%
Habit Restaurants, Inc. (The), Class A *	(135)	(1,289)
Pinnacle Entertainment, Inc. *	(295)	(9,655)
Scientific Games Corp., Class A *	(55)	(2,821)
Shake Shack, Inc., Class A *	(133)	(5,746)
Wingstop, Inc.	(263)	(10,252)

		(29,763)

Household Durables - (0.1)%
Universal Electronics, Inc. *	(81)	(3,827)

Independent Power and Renewable Electricity Producers - 0.0% (b)
TerraForm Power, Inc., Class A	(63)	(753)

Internet Software & Services - (0.6)%
2U, Inc. *	(68)	(4,387)
Benefitfocus, Inc. *	(19)	(513)
Endurance International Group Holdings, Inc. *	(87)	(731)
Gogo, Inc. *	(828)	(9,340)
GTT Communications, Inc. *	(107)	(5,023)
Internap Corp. *	(42)	(660)

		(20,654)

IT Services - (1.3)%
Unisys Corp. *	(2,507)	(20,432)
Virtusa Corp. *	(482)	(21,247)

		(41,679)

Life Sciences Tools & Services - (0.4)%
NeoGenomics, Inc. *	(1,122)	(9,941)
Pacific Biosciences of California, Inc. *	(1,459)	(3,852)

		(13,793)

Machinery - (0.3)%
Energy Recovery, Inc. *	(371)	(3,246)
Manitowoc Co., Inc. (The) *	(167)	(6,580)

		(9,826)

Media - (0.9)%
AMC Entertainment Holdings, Inc., Class A	(786)	(11,869)
EW Scripps Co. (The), Class A *	(297)	(4,642)
Global Eagle Entertainment, Inc. *	(5,893)	(13,495)

		(30,006)

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - (0.8)%
AK Steel Holding Corp. *	(74)	$(419)
Allegheny Technologies, Inc. *	(498)	(12,021)
TimkenSteel Corp. *	(841)	(12,775)

		(25,215)

Oil, Gas & Consumable Fuels - (3.6)%
Ardmore Shipping Corp. (Ireland) *	(591)	(4,728)
Bill Barrett Corp. *	(251)	(1,288)
Callon Petroleum Co. *	(1,021)	(12,405)
Carrizo Oil & Gas, Inc. *	(183)	(3,894)
Clean Energy Fuels Corp. *	(3,101)	(6,295)
Cloud Peak Energy, Inc. *	(180)	(801)
Delek US Energy, Inc.	(94)	(3,284)
Denbury Resources, Inc. *	(2,583)	(5,708)
Dorian LPG Ltd. *	(1,758)	(14,451)
Gener8 Maritime, Inc. *	(918)	(6,077)
Golar LNG Ltd.	(39)	(1,163)
Jones Energy, Inc., Class A *	(2,171)	(2,388)
Matador Resources Co. *	(434)	(13,510)
PDC Energy, Inc. *	(49)	(2,525)
Resolute Energy Corp. *	(293)	(9,221)
Ring Energy, Inc. *	(791)	(10,995)
Scorpio Tankers, Inc. (Monaco)	(1,950)	(5,948)
SemGroup Corp., Class A	(199)	(6,010)
SRC Energy, Inc. *	(1,021)	(8,709)

		(119,400)

Pharmaceuticals - (2.6)%
Aclaris Therapeutics, Inc. *	(164)	(4,044)
Aerie Pharmaceuticals, Inc. *	(22)	(1,315)
Aratana Therapeutics, Inc. *	(1,381)	(7,264)
Clearside Biomedical, Inc. *	(716)	(5,012)
Collegium Pharmaceutical, Inc. *	(674)	(12,442)
Corium International, Inc. *	(413)	(3,969)
Dermira, Inc. *	(358)	(9,956)
Intra-Cellular Therapies, Inc. *	(52)	(753)
Medicines Co. (The) *	(229)	(6,261)
Paratek Pharmaceuticals, Inc. *	(69)	(1,235)
Revance Therapeutics, Inc. *	(604)	(21,593)
Teligent, Inc. *	(192)	(697)
WaVe Life Sciences Ltd. *	(294)	(10,319)

		(84,860)

Professional Services - (0.2)%
WageWorks, Inc. *	(72)	(4,464)
Willdan Group, Inc. *	(160)	(3,830)

		(8,294)

Semiconductors & Semiconductor Equipment - (1.1)%
Inphi Corp. *	(241)	(8,821)
Kopin Corp. *	(1,214)	(3,885)
MACOM Technology Solutions Holdings, Inc. *	(77)	(2,506)
MaxLinear, Inc. *	(274)	(7,239)
PDF Solutions, Inc. *	(985)	(15,464)

		(37,915)

Software - (0.3)%
PROS Holdings, Inc. *	(134)	(3,544)
Rapid7, Inc.*	(316)	(5,897)

		(9,441)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - (0.8)%
Barnes & Noble Education, Inc. *	(1,338)	$(11,025)
Boot Barn Holdings, Inc. *	(492)	(8,172)
Conn’s, Inc. *	(48)	(1,707)
MarineMax, Inc. *	(121)	(2,287)
Party City Holdco, Inc. *	(155)	(2,162)
Tailored Brands, Inc.	(101)	(2,205)

		(27,558)

Technology Hardware, Storage & Peripherals - (0.3)%
Immersion Corp. *	(1,257)	(8,874)

Textiles, Apparel & Luxury Goods - (0.5)%
G-III Apparel Group Ltd. *	(416)	(15,346)
Iconix Brand Group, Inc. *	(1,477)	(1,906)

		(17,252)

Thrifts & Mortgage Finance - (1.9)%
LendingTree, Inc. *	(49)	(16,682)
Meta Financial Group, Inc.	(376)	(34,836)
Ocwen Financial Corp. *	(2,573)	(8,054)
PHH Corp. *	(426)	(4,388)

		(63,960)

Trading Companies & Distributors - (0.8)%
SiteOne Landscape Supply, Inc. *	(210)	(16,107)
Textainer Group Holdings Ltd. *	(467)	(10,040)

		(26,147)

TOTAL COMMON STOCKS (Proceeds $(997,280))		(1,039,211)

TOTAL SHORT POSITIONS (Proceeds $(997,280))		(1,039,211)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.4% (Cost $2,991,955)		3,307,805

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		17,325

NET ASSETS - 100.0%		3,325,130

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$494,632	14.9%
Consumer Staples	71,098	2.1
Energy	87,883	2.6
Exchange Traded Funds	45,738	1.4
Financials	564,582	17.0
Health Care	308,051	9.3
Industrials	616,469	18.5
Information Technology	696,510	21.0
Materials	235,908	7.0
Real Estate	103,790	3.1
Telecommunication Services	(7,855)	(0.2)
Utilities	73,094	2.2
Short-Term Investments	17,905	0.5

Total Investments In Securities At Value	3,307,805	99.4
Other Assets in Excess of Liabilities	17,325	0.6

Net Assets	$3,325,130	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,142,298.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $2, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of December 31, 2017.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)

LONG POSITIONS - 130.1%

COMMON STOCKS - 120.8%
Australia - 9.3%
AGL Energy Ltd.	11,545	$218,778
Ansell Ltd.	2,492	47,058
Aurizon Holdings Ltd.	57,789	222,676
Australia & New Zealand Banking Group Ltd.	5,354	119,443
Bendigo & Adelaide Bank Ltd.	2,522	22,886
BHP Billiton Ltd.	7,498	172,236
BHP Billiton plc	13,551	274,006
BlueScope Steel Ltd.	28,259	336,579
Caltex Australia Ltd.	4,156	110,097
CIMIC Group Ltd.	960	38,396
Crown Resorts Ltd.	6,507	65,957
Dexus, REIT	8,995	68,259
Fortescue Metals Group Ltd.	7,455	28,212
Goodman Group, REIT	4,078	26,721
LendLease Group	35,465	450,877
Macquarie Group Ltd.	906	70,074
Mirvac Group, REIT	8,623	15,770
National Australia Bank Ltd.	5,141	118,064
Newcrest Mining Ltd.	9,688	172,466
Orica Ltd.	9,859	138,608
Origin Energy Ltd. *	6,457	47,299
Qantas Airways Ltd.	82,712	324,317
QBE Insurance Group Ltd.	21,417	177,773
Scentre Group, REIT	3,264	10,647
South32 Ltd.	32,794	88,890
Star Entertainment Grp Ltd. (The)	6,333	29,923
Suncorp Group Ltd.	11,599	125,017
Wesfarmers Ltd.	309	10,685

		3,531,714

Belgium - 1.9%
Bekaert SA	588	25,642
bpost SA	965	29,369
Galapagos NV *	2,460	231,799
KBC Group NV	481	40,988
Proximus SADP	322	10,565
Solvay SA	395	54,919
UCB SA(a)	4,231	335,489

		728,771

Chile - 0.1%
Antofagasta plc	2,773	37,425

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	132,900	145,728

Denmark - 3.1%
Carlsberg A/S, Class B	176	21,109
Danske Bank A/S	1,632	63,521
Dfds A/S	623	33,273
FLSmidth & Co. A/S	257	14,948
GN Store Nord A/S(a)	12,078	390,083

INVESTMENTS	SHARES	VALUE ($)
H Lundbeck A/S	1,344	$68,156
Jyske Bank A/S (Registered)	583	33,148
Nets A/S *(b)	1,547	40,666
Novo Nordisk A/S, Class B	5,932	318,759
TDC A/S	4,611	28,324
Vestas Wind Systems A/S	2,499	172,682

		1,184,669

Finland - 1.7%
Fortum OYJ	1,932	38,237
Kesko OYJ, Class B	324	17,589
Neste OYJ	2,670	170,910
Outokumpu OYJ	6,955	64,544
UPM-Kymmene OYJ(a)	11,834	367,385

		658,665

France - 11.2%
Air France-KLM *	834	13,548
Amundi SA(b)	2,039	172,693
Arkema SA	151	18,385
Atos SE	480	69,787
BioMerieux	1,335	119,528
BNP Paribas SA (a)	6,150	457,490
Bouygues SA	1,131	58,685
Capgemini SE	1,514	179,321
Cie de Saint-Gobain	4,291	236,161
Cie Generale des Etablissements Michelin (a)	2,117	302,848
Cie Plastic Omnium SA	256	11,618
CNP Assurances	868	20,022
Credit Agricole SA	641	10,584
Eiffage SA	98	10,725
Elior Group SA (b)	1,077	22,211
Engie SA (a)	23,512	404,207
Eutelsat Communications SA	1,774	41,073
Faurecia	134	10,443
Hermes International	20	10,699
Imerys SA	190	17,893
Kering	234	110,150
Lagardere SCA	485	15,532
LVMH Moet Hennessy Louis Vuitton SE	35	10,273
Orange SA	1,307	22,651
Peugeot SA (a)	28,168	572,128
Publicis Groupe SA	157	10,643
Renault SA	1,902	190,919
Safran SA	868	89,530
Sanofi (a)	6,107	525,764
Schneider Electric SE*	220	18,652
SEB SA	58	10,736
Societe Generale SA	3,155	162,658
Sodexo SA	92	12,333
Teleperformance	143	20,470
Thales SA	372	40,035
TOTAL SA (a)	2,541	140,263
Ubisoft Entertainment SA*	460	35,343
Unibail-Rodamco SE, REIT	289	72,727

		4,248,728

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 11.4%
Allianz SE (Registered)	1,436	$328,626
Aurubis AG	524	48,640
BASF SE (a)	3,714	407,170
Bayer AG (Registered)(a)	2,531	314,510
Beiersdorf AG	272	31,887
CECONOMY AG	1,374	20,737
Commerzbank AG *	712	10,621
Covestro AG(a)(b)	838	86,286
Deutsche Boerse AG	411	47,571
Deutsche Lufthansa AG (Registered) (a)	3,377	124,016
Deutsche Post AG (Registered)	2,714	129,006
Deutsche Wohnen SE	222	9,683
E.ON SE	1,907	20,665
Fresenius Medical Care AG & Co. KGaA	235	24,677
Fresenius SE & Co. KGaA	802	62,373
Hella GmbH & Co. KGaA	262	16,172
Henkel AG & Co. KGaA (Preference)	837	110,530
HOCHTIEF AG	62	10,950
HUGO BOSS AG	285	24,185
Infineon Technologies AG (a)	11,956	325,612
Linde AG *	397	93,082
METRO AG *	2,632	52,426
MTU Aero Engines AG	144	25,732
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	130	28,074
Rheinmetall AG (a)	2,772	350,557
RWE AG *(a)	11,890	241,967
Salzgitter AG	2,266	128,722
SAP SE (a)	2,896	323,991
Schaeffler AG (Preference)	7,837	138,280
Siemens AG (Registered)	1,182	163,657
Software AG	3,390	190,148
Suedzucker AG	3,700	80,093
Talanx AG	3,938	160,480
TUI AG	2,817	58,361
United Internet AG (Registered)	482	33,027
Vonovia SE	1,077	53,362
Wacker Chemie AG	181	35,070

		4,310,946

Hong Kong - 2.6%
CK Asset Holdings Ltd.	6,000	52,303
CLP Holdings Ltd.	1,000	10,230
Galaxy Entertainment Group Ltd.	10,000	79,838
Hang Lung Properties Ltd.	4,000	9,744
Henderson Land Development Co. Ltd.	20,100	132,158
Hong Kong Exchanges & Clearing Ltd.	2,100	64,235
Kerry Properties Ltd.	9,000	40,431
Li & Fung Ltd.	272,000	149,045
Link REIT, REIT	1,000	9,252
New World Development Co. Ltd.	20,000	29,976
Sino Land Co. Ltd.	8,000	14,153
Sun Hung Kai Properties Ltd.	7,000	116,543
WH Group Ltd. (b)	33,500	37,756
Wharf Holdings Ltd. (The)(a)	58,000	200,012
Wharf Real Estate Investment Co. Ltd. (1)*	3,000	19,967
Wheelock & Co. Ltd.	5,000	35,641

		1,001,284

INVESTMENTS	SHARES	VALUE ($)
Italy - 3.1%
A2A SpA	31,337	$57,982
Autogrill SpA	11,825	163,219
DiaSorin SpA	1,037	91,956
Enel SpA	33,159	203,904
Eni SpA (a)	12,586	208,272
Hera SpA	5,177	18,067
Intesa Sanpaolo SpA (a)	97,695	324,139
Leonardo SpA	2,464	29,280
Luxottica Group SpA	56	3,437
Moncler SpA	1,955	61,109
Telecom Italia SpA *	17,557	15,162

		1,176,527

Japan - 29.1%
Aisin Seiki Co. Ltd.	2,100	117,647
Alfresa Holdings Corp.	3,000	70,267
Amada Holdings Co. Ltd.	1,300	17,650
ANA Holdings, Inc.	5,400	225,269
Aozora Bank Ltd.	600	23,281
Asahi Glass Co. Ltd.	300	12,967
Asahi Group Holdings Ltd.	800	39,696
Asahi Kasei Corp.	2,500	32,173
Astellas Pharma, Inc.	14,800	188,008
Bandai Namco Holdings, Inc.	900	29,376
Brother Industries Ltd.	5,200	127,814
Canon, Inc.	1,200	44,710
Citizen Watch Co. Ltd.	4,100	30,030
Credit Saison Co. Ltd.	6,500	118,036
Daicel Corp.	5,500	62,416
Daiichi Sankyo Co. Ltd.	400	10,401
Daiwa House Industry Co. Ltd.	1,300	49,852
Ezaki Glico Co. Ltd.	1,000	49,879
FANUC Corp.	200	47,979
Fuji Electric Co. Ltd.	5,000	37,562
FUJIFILM Holdings Corp.	1,200	48,966
Fujitsu Ltd. (a)	31,000	219,776
GungHo Online Entertainment, Inc.*	22,300	61,198
Gunma Bank Ltd. (The)	2,700	16,268
Haseko Corp. (a)	22,100	342,511
Hikari Tsushin, Inc.	100	14,357
Hitachi Chemical Co. Ltd.	1,000	25,606
Hitachi High-Technologies Corp.	800	33,624
Hitachi Ltd. (a)	60,000	465,492
Hoya Corp.	1,500	74,705
Isuzu Motors Ltd.	600	10,018
ITOCHU Corp.	3,400	63,381
Itochu Techno-Solutions Corp. (a)	1,400	60,723
Japan Airlines Co. Ltd. (a)	13,200	515,722
JFE Holdings, Inc.	6,800	162,502
JTEKT Corp.	1,200	20,561
JXTG Holdings, Inc.	19,500	125,313
Kajima Corp.	18,000	172,942
Kamigumi Co. Ltd.	11,000	243,093
Kao Corp.	2,000	135,139

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.1% (continued)
Keyence Corp.	100	$55,863
Kirin Holdings Co. Ltd.	400	10,081
Komatsu Ltd.	400	14,456
Konami Holdings Corp.	200	10,998
Kyocera Corp.	2,100	137,103
Kyushu Railway Co.	800	24,762
Lion Corp.	1,000	18,902
Marubeni Corp.	21,900	158,330
Matsumotokiyoshi Holdings Co. Ltd.	2,200	90,378
McDonald’s Holdings Co. Japan Ltd.	400	17,578
Mebuki Financial Group, Inc.	24,700	104,346
Medipal Holdings Corp.	900	17,571
MINEBEA MITSUMI, Inc.	2,500	52,143
Mitsubishi Chemical Holdings Corp.	12,100	132,397
Mitsubishi Corp.	2,300	63,420
Mitsubishi Electric Corp.	6,800	112,694
Mitsubishi Estate Co. Ltd.	2,300	39,935
Mitsubishi Gas Chemical Co., Inc.	1,400	40,089
Mitsubishi UFJ Financial Group, Inc.	27,900	203,055
Mitsui & Co. Ltd.	700	11,356
Mitsui Chemicals, Inc.	1,000	32,067
Mitsui Fudosan Co. Ltd.	1,600	35,785
Mixi, Inc.	300	13,436
Mizuho Financial Group, Inc.	58,300	105,412
MS&AD Insurance Group Holdings, Inc. (a)	7,900	266,471
Nabtesco Corp.	600	22,927
Nexon Co. Ltd. *	6,400	185,602
NH Foods Ltd.	2,000	48,719
NHK Spring Co. Ltd.	17,400	190,966
Nikon Corp.	900	18,111
Nippon Electric Glass Co. Ltd.	1,200	45,674
Nippon Express Co. Ltd. (a)	3,700	245,707
Nippon Shinyaku Co. Ltd.	100	7,438
Nippon Telegraph & Telephone Corp.	5,800	272,682
Nitto Denko Corp.	500	44,224
NOK Corp.	500	11,635
NSK Ltd.	700	10,967
NTT DOCOMO, Inc.	2,500	59,110
Obayashi Corp.	16,100	194,490
Omron Corp.	700	41,635
ORIX Corp.	3,400	57,327
Otsuka Corp.	100	7,659
Panasonic Corp.	3,200	46,701
Persol Holdings Co. Ltd.	3,000	75,109
Pola Orbis Holdings, Inc.	700	24,529
Resona Holdings, Inc.	27,500	163,866
Rohm Co. Ltd.	1,100	121,178
Ryohin Keikaku Co. Ltd.	100	31,129
Sekisui Chemical Co. Ltd.	500	10,010
Seven & i Holdings Co. Ltd.	1,300	53,854
Shikoku Electric Power Co., Inc.	2,200	23,947
Shimamura Co. Ltd.	800	87,888
Shimizu Corp.	3,000	30,942
Shin-Etsu Chemical Co. Ltd.	200	20,265
Shinsei Bank Ltd. (a)	9,900	170,604
Shionogi & Co. Ltd.	1,900	102,666
Shiseido Co. Ltd.	1,700	81,915

INVESTMENTS	SHARES	VALUE ($)
Japan - 29.1% (continued)
SMC Corp.	300	$123,115
SoftBank Group Corp.	1,000	79,171
Sojitz Corp.	6,300	19,301
Sompo Holdings, Inc.	2,800	108,082
Sony Corp.	600	26,930
Square Enix Holdings Co. Ltd.	2,900	137,599
Start Today Co. Ltd.	3,300	100,165
SUMCO Corp.	1,200	30,464
Sumitomo Chemical Co. Ltd.	26,000	186,047
Sumitomo Corp.	600	10,177
Sumitomo Dainippon Pharma Co. Ltd.	3,400	50,331
Sumitomo Electric Industries Ltd.	600	10,114
Sumitomo Heavy Industries Ltd.	3,500	147,475
Sumitomo Mitsui Financial Group, Inc.	3,000	129,314
Suzuken Co. Ltd.	300	12,317
Suzuki Motor Corp.	1,500	86,825
Taisei Corp. (a)	4,300	213,843
TDK Corp.	100	7,947
Teijin Ltd.	500	11,110
THK Co. Ltd.	2,800	104,663
Tokyo Electric Power Co. Holdings, Inc. *	16,200	63,936
Tokyo Electron Ltd. (a)	2,300	414,896
Toshiba Corp. *	14,000	39,218
Tosoh Corp. (a)	13,900	313,587
Toyo Suisan Kaisha Ltd.	300	12,807
Toyota Boshoku Corp.	1,200	25,048
Toyota Motor Corp.	1,500	95,595
Toyota Tsusho Corp.	300	12,052

		10,997,143

Luxembourg - 0.2%
Aperam SA	888	45,620
ArcelorMittal *	373	12,101

		57,721

Macau - 0.2%
Wynn Macau Ltd.	24,000	75,875

Malta - 0.5%
Kindred Group plc, SDR	12,351	176,358

Netherlands - 7.1%
ABN AMRO Group NV, CVA (a)(b)	7,336	236,519
Aegon NV	28,302	179,830
ASM International NV	1,878	126,826
ASML Holding NV	1,052	182,899
ASR Nederland NV (a)	10,139	417,392
ING Groep NV	9,198	168,845
Koninklijke Ahold Delhaize NV	986	21,675
Koninklijke DSM NV	427	40,789
Koninklijke Philips NV(a)	8,649	326,575
NN Group NV	1,132	48,963
Philips Lighting NV (b)	7,051	258,608
Randstad Holding NV	644	39,515
Royal Dutch Shell plc, Class A	9,548	318,743
Royal Dutch Shell plc, Class B	8,245	277,642
Wolters Kluwer NV	806	42,016

		2,686,837

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Norway - 1.2%
DNB ASA	1,015	$18,789
Leroy Seafood Group ASA	34,611	185,134
Marine Harvest ASA *	2,574	43,528
Norsk Hydro ASA	10,704	81,145
Salmar ASA	1,832	55,040
Telenor ASA	2,975	63,685

		447,321

Portugal - 0.3%
Galp Energia SGPS SA	4,254	78,158
Sonae SGPS SA	34,334	46,372

		124,530

Singapore - 0.8%
Genting Singapore plc	272,600	266,232
Oversea-Chinese Banking Corp. Ltd.	1,400	12,934
Singapore Airlines Ltd.	3,300	26,284

		305,450

South Africa - 0.2%
Investec plc	3,333	23,998
Mondi plc	1,705	44,311

		68,309

Spain - 4.2%
Abertis Infraestructuras SA	552	12,282
ACS Actividades de Construccion y Servicios SA	990	38,673
Amadeus IT Group SA	1,487	107,008
Banco Bilbao Vizcaya Argentaria SA	18,768	159,495
Banco de Sabadell SA	18,818	37,306
Banco Santander SA	34,085	223,469
Bankinter SA	1,120	10,595
Distribuidora Internacional de Alimentacion SA	5,195	26,794
Endesa SA	10,826	231,545
Gas Natural SDG SA	1,221	28,179
Iberdrola SA	1,368	10,590
Mapfre SA	15,137	48,554
Mediaset Espana Comunicacion SA	9,841	110,365
Melia Hotels International SA	8,389	115,431
Repsol SA (a)	20,419	360,527
Telefonica SA	6,409	62,409

		1,583,222

Sweden - 2.7%
Atlas Copco AB, Class B	307	11,766
Boliden AB	7,594	259,699
Electrolux AB, Series B	5,274	169,798
Essity AB, Class B *	4,088	116,172
Investor AB, Class B	307	14,002
Sandvik AB	3,350	58,641
Svenska Cellulosa AB SCA, Class B	17,659	181,893
Tele2 AB, Class B	1,336	16,419
Volvo AB, Class B	10,305	191,899

		1,020,289

Switzerland - 10.7%
ABB Ltd. (Registered)	2,223	59,542
Adecco Group AG (Registered) *(a)	7,022	536,622

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 10.7% (continued)
Baloise Holding AG (Registered)	69	$10,726
Bucher Industries AG (Registered)	244	99,051
Coca-Cola HBC AG *	2,496	81,515
GAM Holding AG *	3,445	55,588
Georg Fischer AG (Registered)	144	190,104
Glencore plc *	6,389	33,440
Helvetia Holding AG (Registered)	22	12,374
IWG plc	83,056	288,441
LafargeHolcim Ltd. (Registered) *	190	10,701
Lonza Group AG (Registered) *	433	116,783
Nestle SA (Registered) (a)	7,801	670,700
Novartis AG (Registered) (a)	4,157	349,822
OC Oerlikon Corp. AG (Registered) *	887	14,972
Partners Group Holding AG	86	58,927
Roche Holding AG (a)	2,129	538,329
Sika AG	16	126,944
Sonova Holding AG (Registered)	902	140,796
STMicroelectronics NV	15,029	327,981
Straumann Holding AG (Registered)	52	36,683
Sunrise Communications Group AG *(b)	116	10,586
Swiss Re AG	531	49,660
Temenos Group AG (Registered) *	1,546	197,843
Zurich Insurance Group AG	164	49,863

		4,067,993

United Kingdom - 17.9%
Anglo American plc	723	15,038
Ashtead Group plc	3,836	102,887
ASOS plc *	120	10,826
Associated British Foods plc	7,118	270,732
BAE Systems plc	1,389	10,732
Barclays plc	64,425	176,355
Barratt Developments plc	8,876	77,429
BBA Aviation plc	32,136	151,439
Bellway plc	697	33,414
Berkeley Group Holdings plc	2,653	150,069
BP plc	15,982	112,118
British Land Co. plc (The), REIT	3,741	34,841
BT Group plc	108,803	398,793
Burberry Group plc	6,640	160,089
Close Brothers Group plc	7,619	148,861
Compass Group plc	503	10,846
Dialog Semiconductor plc *	5,183	160,504
Dixons Carphone plc	44,022	118,098
Drax Group plc	13,930	50,777
easyJet plc	548	10,805
Fiat Chrysler Automobiles NV *	22,993	410,500
G4S plc	19,967	71,863
GKN plc	82,430	354,475
GlaxoSmithKline plc	3,033	53,712
Hammerson plc, REIT	6,194	45,699
Hays plc	13,137	32,355
Howden Joinery Group plc	2,180	13,723
HSBC Holdings plc	7,725	79,784
Inchcape plc	10,489	110,496
Indivior plc *	31,549	173,252
Intermediate Capital Group plc	2,276	35,143

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 17.9% (contined)
International Consolidated Airlines Group SA	1,548	$13,557
JD Sports Fashion plc	28,888	130,887
Kingfisher plc	2,965	13,538
Land Securities Group plc, REIT	4,815	65,420
Lloyds Banking Group plc	240,129	220,194
London Stock Exchange Group plc	136	6,956
Man Group plc	3,829	10,655
Moneysupermarket.com Group plc	40,565	194,919
NEX Group plc	10,573	86,441
Next plc	520	31,694
Old Mutual plc	21,403	66,850
Persimmon plc	7,972	294,520
Reckitt Benckiser Group plc	230	21,458
RELX plc	1,965	46,076
Rio Tinto Ltd.	994	58,442
Rio Tinto plc	5,126	268,898
Rolls-Royce Holdings plc *	930	10,614
Rolls-Royce Holdings plc (Preference) (3) *	17,526	24
Royal Bank of Scotland Group plc *	50,364	188,854
Royal Mail plc	15,171	92,689
Segro plc, REIT	4,019	31,813
Sky plc *	248	3,385
Smith & Nephew plc	3,431	59,367
Spectris plc	892	29,861
Sports Direct International plc *	11,215	56,977
SSE plc	8,541	151,840
Standard Life Aberdeen plc	38,475	226,311
Tate & Lyle plc	3,513	33,298
Taylor Wimpey plc	26,198	72,888
Thomas Cook Group plc	55,763	92,290
Unilever plc	2,387	132,398
Vodafone Group plc	81,760	258,443
WH Smith plc	981	31,073
William Hill plc	13,626	59,105
WPP plc	6,506	117,536

		6,764,926

United States - 0.9%
Shire plc	6,687	346,528

TOTAL COMMON STOCKS (Cost $43,416,751)		45,746,959

INVESTMENTS	SHARES	VALUE ($)

SHORT-TERM INVESTMENTS - 9.3%

INVESTMENT COMPANIES - 9.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.17% (c)	276,877	$276,877
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.15% (c)	1,107,507	1,107,507
Limited Purpose Cash Investment Fund, 1.17% (c)	757,739	757,663
UBS Select Treasury Preferred Fund, Class I, 1.16% (c)	1,384,384	1,384,384

TOTAL SHORT-TERM INVESTMENTS (Cost $3,526,431)		3,526,431

TOTAL LONG POSITIONS (Cost $46,943,182)		49,273,390

SHORT POSITIONS - (27.8)%

COMMON STOCKS - (27.8)%
Australia - (2.6)%
AMP Ltd.	(28,057)	(113,252)
APA Group	(4,471)	(28,992)
Boral Ltd.	(34,143)	(206,694)
Domino’s Pizza Enterprises Ltd.	(1,107)	(40,235)
Healthscope Ltd.	(14,172)	(23,166)
Magellan Financial Group Ltd.	(9,473)	(198,652)
Oil Search Ltd.	(6,968)	(42,189)
REA Group Ltd.	(111)	(6,619)
SEEK Ltd.	(6,553)	(96,904)
Tabcorp Holdings Ltd.	(8,690)	(37,703)
TPG Telecom Ltd.	(26,850)	(137,392)
Vocus Group Ltd.	(16,525)	(38,965)

		(970,763)

Austria - (0.4)%
ams AG*	(1,497)	(135,616)

Belgium - (0.5)%
Anheuser-Busch InBev SA	(196)	(21,882)
Telenet Group Holding NV*	(2,230)	(155,357)

		(177,239)

Colombia - (0.3)%
Millicom International Cellular SA, SDR	(1,699)	(114,691)

Denmark - (1.0)%
AP Moller - Maersk A/S, Class B	(107)	(186,499)
Chr Hansen Holding A/S	(586)	(54,939)
Novozymes A/S, Class B	(404)	(23,063)
Pandora A/S	(930)	(101,090)

		(365,591)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Finland - (0.5)%
Amer Sports OYJ *	(3,812)	$(105,509)
Huhtamaki OYJ	(1,518)	(63,718)
Nokia OYJ	(2,229)	(10,415)

		(179,642)

France - (1.8)%
Accor SA	(437)	(22,497)
Bollore SA	(23,823)	(129,235)
Bollore SA (1) *	(8)	(44)
Edenred	(4,351)	(125,961)
Electricite de France SA	(21,988)	(274,663)
Ipsen SA	(157)	(18,686)
Technicolor SA (Registered)	(27,122)	(93,407)

		(664,493)

Germany - (2.2)%
GEA Group AG	(908)	(43,443)
Sartorius AG (Preference)	(2,590)	(246,030)
Zalando SE *(b)	(10,443)	(550,636)

		(840,109)

Ireland - (0.2)%
James Hardie Industries plc, CHESS	(4,680)	(82,194)

Italy - (1.4)%
Atlantia SpA	(2,241)	(70,651)
BPER Banca	(37,676)	(189,798)
Brembo SpA	(3,569)	(54,221)
Buzzi Unicem SpA	(2,263)	(61,049)
Saipem SpA*	(33,126)	(151,146)
Unione di Banche Italiane SpA	(2,386)	(10,402)

		(537,267)

Japan - (7.2)%
Acom Co. Ltd. *	(7,600)	(31,931)
AEON Financial Service Co. Ltd.	(800)	(18,593)
Asics Corp.	(2,000)	(31,790)
Bank of Kyoto Ltd. (The)	(2,200)	(114,252)
Calbee, Inc.	(1,300)	(42,247)
Chugoku Bank Ltd. (The)	(800)	(10,662)
Chugoku Electric Power Co., Inc. (The)	(10,600)	(113,793)
Familymart UNY Holdings Co. Ltd.	(400)	(28,015)
Hokuriku Electric Power Co.	(36,700)	(295,260)
Isetan Mitsukoshi Holdings Ltd.	(2,000)	(24,750)
Japan Airport Terminal Co. Ltd.	(700)	(25,917)
Kansai Paint Co. Ltd.	(2,800)	(72,658)
Keikyu Corp.	(15,100)	(289,740)
Kikkoman Corp.	(500)	(20,220)
Kyushu Electric Power Co., Inc.	(1,300)	(13,617)
Kyushu Financial Group, Inc.	(5,200)	(31,342)
Marui Group Co. Ltd.	(4,300)	(78,605)
Nagoya Railroad Co. Ltd.	(1,300)	(32,738)
Nankai Electric Railway Co. Ltd.	(800)	(19,798)
NGK Spark Plug Co. Ltd.	(2,600)	(63,017)
Nippon Paint Holdings Co. Ltd.	(6,000)	(189,578)
Odakyu Electric Railway Co. Ltd.	(1,400)	(29,913)
Ricoh Co. Ltd.	(17,100)	(158,463)
Seven Bank Ltd.	(9,000)	(30,737)
Shimano, Inc.	(600)	(84,335)
Shizuoka Bank Ltd. (The)	(5,000)	(51,469)

INVESTMENTS	SHARES	VALUE ($)
Japan - (7.2)% – (continued)
Sony Financial Holdings, Inc.	(2,100)	$(37,115)
Sosei Group Corp. *	(1,900)	(183,481)
Sumitomo Rubber Industries Ltd.	(1,700)	(31,507)
Suruga Bank Ltd.	(11,000)	(235,205)
T&D Holdings, Inc.	(900)	(15,354)
Toho Gas Co. Ltd.	(4,600)	(125,939)
Toyota Industries Corp.	(200)	(12,820)
Yamato Holdings Co. Ltd.	(6,800)	(136,512)
Yokohama Rubber Co. Ltd. (The)	(1,700)	(41,525)

		(2,722,898)

Jordan - (0.1)%
Hikma Pharmaceuticals plc	(2,994)	(45,742)

Luxembourg - (1.0)%
Eurofins Scientific SE	(18)	(10,941)
Tenaris SA	(23,504)	(373,055)

		(383,996)

Netherlands - (1.7)%
Altice NV, Class A *	(32,773)	(343,671)
Boskalis Westminster	(3,595)	(135,473)
Koninklijke KPN NV	(14,768)	(51,559)
Koninklijke Vopak NV	(1,115)	(48,842)
OCI NV *	(2,761)	(69,633)

		(649,178)

Norway - (0.1)%
Schibsted ASA, Class A	(783)	(22,410)

Portugal - 0.0% (d)
Banco Comercial Portugues SA, Class R *	(52,798)	(17,185)

Singapore - (0.4)%
Global Logistic Properties Ltd.	(11,600)	(29,210)
Keppel Corp. Ltd.	(3,400)	(18,606)
SATS Ltd.	(14,300)	(55,522)
Singapore Press Holdings Ltd.	(29,200)	(57,768)

		(161,106)

South Africa - 0.0% (d)
Mediclinic International plc	(1,377)	(12,051)

Spain - (1.5)%
Bankia SA	(11,481)	(54,798)
Cellnex Telecom SA (b)	(19,829)	(507,334)

		(562,132)

Sweden - (0.1)%
Modern Times Group MTG AB, Class B	(309)	(12,985)
Telefonaktiebolaget LM Ericsson, Class B	(1,608)	(10,612)

		(23,597)

Switzerland - (0.5)%
Aryzta AG *	(1,594)	(63,254)
Credit Suisse Group AG (Registered) *	(3,067)	(54,702)
Vifor Pharma AG	(621)	(79,501)

		(197,457)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - (4.2)%
AA plc	(4,576)	(10,482)
Auto Trader Group plc (b)	(10,077)	(47,898)
BTG plc *	(1,045)	(10,743)
Capita plc	(4,232)	(22,866)
Cobham plc *	(10,176)	(17,314)
ConvaTec Group plc (b)	(139,319)	(384,147)
Greene King plc	(4,073)	(30,435)
Hargreaves Lansdown plc	(444)	(10,783)
Inmarsat plc	(29,570)	(195,600)
John Wood Group plc	(39,347)	(344,271)
Just Eat plc *	(3,796)	(39,927)
Merlin Entertainments plc	(11,442)	(56,055)
Micro Focus International plc	(1,927)	(65,493)
Petrofac Ltd.	(6,523)	(44,783)
RPC Group plc	(3,954)	(46,966)
Subsea 7 SA	(710)	(10,637)
Tesco plc	(90,158)	(255,069)

		(1,593,469)

United States - (0.1)%
QIAGEN NV *	(1,717)	(53,554)

TOTAL COMMON STOCKS (Proceeds $(10,220,723))		(10,512,380)

	NO. OF RIGHTS

RIGHTS - 0.0% (d)

Australia - 0.0% (d)
Transurban Group, expiring 1/24/2018 (1)* (Proceeds $–)	(174)	(138)

TOTAL SHORT POSITIONS (Proceeds $(10,220,723))		(10,512,518)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.3% (Cost $36,722,459)		38,760,872

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)% (e)		(886,991)

NET ASSETS - 100.0%		37,873,881

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,599,240	12.2%
Consumer Staples	2,202,103	5.8
Energy	934,420	2.5
Financials	5,882,162	15.5
Health Care	4,137,663	10.9
Industrials	6,334,575	16.7
Information Technology	4,359,699	11.5
Materials	3,967,171	10.5
Real Estate	1,642,361	4.3
Telecommunication Services	252,462	0.7
Utilities	922,585	2.4
Short-Term Investments	3,526,431	9.3

Total Investments In Securities At Value	38,760,872	102.3
Liabilities in Excess of Other Assets (e)	(886,991)	(2.3)

Net Assets	$37,873,881	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $11,098,406.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at December 31, 2017 amounted to $(624,690), which represents approximately -1.65% of net assets of the fund.
(c)	Represents 7-day effective yield as of December 31, 2017.
(d)	Represents less than 0.05% of net assets.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CHESS - Clearing House Electronic Subregister System Depository Interest

CVA - Dutch Certification

OYJ - Public Traded Company

Preference -  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

SGPS - Sociedade Gestora de Participacões Sociais

Futures contracts outstanding as of December 31, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	13	3/2018	USD	$1,329,575	$(2,467)

					$(2,467)

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$34,252	$34,252

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)

COMMON STOCKS - 78.6%
Brazil - 9.8%
Ambev SA, ADR (1)	23,473	$151,636
Banco Bradesco SA, ADR (1)*	12,706	130,109
Banco do Brasil SA (1)*	30,000	287,782
Banco Santander Brasil SA, ADR (1)	9,190	88,867
BR Malls Participacoes SA (1)	7,100	27,248
Braskem SA (Preference), Class A (1)	12,900	166,719
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	18,614	194,516
Embraer SA, ADR (1)	8,920	213,456
Fibria Celulose SA, ADR (1)	1,366	20,080
Hypermarcas SA (1)	27,400	297,368
Itau Unibanco Holding SA, ADR (1)	18,656	242,528
Itausa - Investimentos Itau SA (Preference) (1)	78,200	255,079
Kroton Educacional SA (1)	6,400	35,501
Localiza Rent a Car SA (1)*	11,400	75,814
M Dias Branco SA (1)*	3,100	48,690
Petroleo Brasileiro SA (Preference) (1)*	45,800	222,297
Porto Seguro SA (1)*	8,700	95,285
Sul America SA (1)	10,240	57,604
Vale SA, ADR (1)*	8,820	107,869
WEG SA (1)	5,600	40,703

		2,759,151

Chile - 1.7%
Banco de Chile, ADR (1)	1,329	128,288
Banco de Credito e Inversiones (1)	149	10,358
Banco Santander Chile, ADR (1)	5,048	157,851
Cia Cervecerias Unidas SA, ADR (1)	428	12,660
Empresas COPEC SA (1)	566	8,936
Enel Americas SA, ADR (1)	3,751	41,899
Enel Chile SA, ADR (1)	3,675	20,874
Enel Generacion Chile SA (1)	31,787	28,764
Latam Airlines Group SA, ADR (1)	1,447	20,113
Sociedad Quimica y Minera de Chile SA, ADR (1)	882	52,364

		482,107

China - 6.4%
58.com, Inc., ADR (1)*	179	12,811
Alibaba Group Holding Ltd., ADR (1)*	5,937	1,023,716
Baidu, Inc., ADR (1)*	1,329	311,265
Ctrip.com International Ltd., ADR (1)*	1,535	67,694
JD.com, Inc., ADR (1)*	3,177	131,591
NetEase, Inc., ADR (1)	422	145,620
New Oriental Education & Technology Group, Inc., ADR (1)	530	49,820
SINA Corp. (1)*	76	7,624
TAL Education Group, ADR (1)	1,062	31,552
Vipshop Holdings Ltd., ADR (1)*	351	4,114
Weibo Corp., ADR (1)*	222	22,968

		1,808,775

INVESTMENTS	SHARES	VALUE ($)
Hungary - 0.1%
MOL Hungarian Oil & Gas plc	976	$11,316
OTP Bank plc	377	15,571
Richter Gedeon Nyrt	449	11,743

		38,630

India - 6.9%
Dr Reddy’s Laboratories Ltd., ADR (1)	4,481	168,306
ICICI Bank Ltd., ADR (1)	44,328	431,311
Infosys Ltd., ADR (1)	40,057	649,725
Tata Motors Ltd., ADR (1)*	6,005	198,585
Vedanta Ltd., ADR (1)	5,602	116,690
Wipro Ltd., ADR (1)	67,261	367,918

		1,932,535

Indonesia - 2.2%
Adaro Energy Tbk. PT	1,308,700	178,918
Astra International Tbk. PT	52,900	32,313
Bank Central Asia Tbk. PT	6,300	10,165
Bank Negara Indonesia Persero Tbk. PT	360,200	262,777
Bank Rakyat Indonesia Persero Tbk. PT	149,500	40,120
Gudang Garam Tbk. PT	500	3,088
Telekomunikasi Indonesia Persero Tbk. PT	54,600	17,870
United Tractors Tbk. PT	29,700	77,434

		622,685

Mexico - 0.5%
America Movil SAB de CV, Class L, ADR (1)	8,297	142,294

Peru - 0.2%
Credicorp Ltd. (1)	168	34,848
Southern Copper Corp. (1)	406	19,265

		54,113

Philippines - 0.9%
Ayala Corp.	610	12,400
Ayala Land, Inc.	33,500	29,885
BDO Unibank, Inc.	6,970	22,870
International Container Terminal Services, Inc.	16,250	34,326
JG Summit Holdings, Inc.	2,950	4,260
Jollibee Foods Corp.	10,190	51,629
Metro Pacific Investments Corp.	63,900	8,766
Metropolitan Bank & Trust Co.	5,070	10,286
PLDT, Inc., ADR (1)	393	11,821
Security Bank Corp.	5,720	28,772
SM Investments Corp.	510	10,105
SM Prime Holdings, Inc.	49,700	37,318

		262,438

Poland - 2.3%
Cyfrowy Polsat SA	1,940	13,833
Jastrzebska Spolka Weglowa SA *	10,319	284,577
PGE Polska Grupa Energetyczna SA *	57,306	198,063
Polski Koncern Naftowy ORLEN SA	4,383	133,220
Tauron Polska Energia SA *	11,936	10,445

		640,138

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Qatar - 0.1%
Qatar National Bank QPSC	926	$32,295

Romania - 0.0% (a)
NEPI Rockcastle plc	792	13,645
New Europe Property Investments plc (3)*(b)	246	—

		13,645

Russia - 0.3%
Mobile TeleSystems PJSC, ADR (1)	9,028	91,995

South Africa - 7.8%
Anglo American Platinum Ltd. *	3,228	92,325
AngloGold Ashanti Ltd., ADR (1)	4,429	45,132
Barclays Africa Group Ltd.	1,165	17,067
Bid Corp. Ltd.	728	17,694
Coronation Fund Managers Ltd.	2,203	13,116
Exxaro Resources Ltd.	47,539	623,335
Fortress REIT Ltd., Class B	5,721	19,476
Foschini Group Ltd. (The)	8,147	129,538
Gold Fields Ltd., ADR (1)	3,353	14,418
Growthpoint Properties Ltd., REIT	19,539	43,618
Imperial Holdings Ltd.	11,213	236,947
Investec Ltd.	15,771	114,555
Massmart Holdings Ltd.	11,253	126,672
MMI Holdings Ltd.	51,272	86,768
Mondi Ltd.	2,348	60,495
Naspers Ltd., Class N	1,239	343,269
Redefine Properties Ltd., REIT	44,074	38,119
Remgro Ltd.	1,553	29,592
Resilient REIT Ltd.	1,359	16,598
RMB Holdings Ltd.	9,288	59,282
Standard Bank Group Ltd.	3,596	56,621

		2,184,637

South Korea - 28.0%
BNK Financial Group, Inc. *	25,872	227,385
Celltrion, Inc. *	425	87,666
DB Insurance Co. Ltd. *	198	13,160
DGB Financial Group, Inc. *	7,506	73,861
Doosan Bobcat, Inc. *	1,192	39,794
E-MART, Inc. *	86	21,749
Hana Financial Group, Inc.	1,922	89,337
Hanon Systems	6,320	82,081
Hanwha Chemical Corp.	5,957	175,741
Hanwha Corp. *	8,304	321,111
Hanwha Life Insurance Co. Ltd. *	41,067	264,704
Hyundai Department Store Co. Ltd. *	171	16,668
Hyundai Engineering & Construction Co. Ltd. *	3,678	124,703
Hyundai Marine & Fire Insurance Co. Ltd. *	2,203	96,618
Hyundai Mobis Co. Ltd. *	814	200,010
Kia Motors Corp. *	650	20,319
Korea Investment Holdings Co. Ltd. *	3,839	247,184
Korea Zinc Co. Ltd. *	235	108,114
Korean Air Lines Co. Ltd. *	2,585	81,586

INVESTMENTS	SHARES	VALUE ($)
South Korea (continued)
KT Corp., ADR (1)	24,974	$389,844
KT&G Corp.	460	49,563
LG Corp. *	4,613	392,025
LG Electronics, Inc.	6,875	679,760
Lotte Chemical Corp. *	1,343	461,147
NCSoft Corp. *	64	26,708
Orion Corp. *	70	6,821
POSCO	678	210,893
Posco Daewoo Corp. *	2,284	38,670
Samsung Electronics Co. Ltd.	778	1,848,459
SK Hynix, Inc.	13,470	956,725
SK Innovation Co. Ltd.	817	155,860
SK Telecom Co. Ltd.	1,341	334,337

		7,842,603

Taiwan - 11.0%
China Airlines Ltd. *	162,000	63,224
China Life Insurance Co. Ltd.	14,170	14,215
Compal Electronics, Inc.	16,000	11,436
CTBC Financial Holding Co. Ltd.	15,000	10,311
E.Sun Financial Holding Co. Ltd.	59,000	37,412
Eva Airways Corp.	35,000	18,601
Evergreen Marine Corp. Taiwan Ltd. *	230,000	125,979
First Financial Holding Co. Ltd.	323,240	212,045
Formosa Chemicals & Fibre Corp.	5,000	17,250
Formosa Petrochemical Corp.	8,000	30,944
General Interface Solution Holding Ltd.	25,000	165,722
Hiwin Technologies Corp.	12,000	129,089
Hon Hai Precision Industry Co. Ltd.	221,000	702,688
Lite-On Technology Corp.	182,000	247,561
Nien Made Enterprise Co. Ltd.	2,000	21,307
Novatek Microelectronics Corp.	3,000	11,405
Pegatron Corp.	94,000	226,485
Phison Electronics Corp.	14,000	136,786
Powertech Technology, Inc.	13,000	38,286
Realtek Semiconductor Corp. *	14,000	51,033
Taiwan Cooperative Financial Holding Co. Ltd.	41,000	22,849
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	17,568	696,571
Uni-President Enterprises Corp.	12,000	26,576
Wistron Corp.	44,450	35,622

		3,053,397

United Arab Emirates - 0.1%
Emirates Telecommunications Group Co. PJSC	4,485	21,357

United States - 0.3%
Yum China Holdings, Inc. (1)	1,842	73,717

TOTAL COMMON STOCKS (Cost $20,302,992)		22,056,512

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)

EXCHANGE TRADED FUNDS - 1.5%
United States - 1.5%
iShares MSCI Emerging Markets Fund (Cost $369,632) (1)	8,961	$422,242

SHORT-TERM INVESTMENTS - 14.6%

INVESTMENT COMPANIES - 14.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.24% (c)(d)	2,407,981	2,407,981
Limited Purpose Cash Investment Fund, 1.17% (c)	1,702,419	1,702,248

TOTAL SHORT-TERM INVESTMENTS (Cost $4,110,229)		4,110,229

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.7% (Cost $24,782,853)		26,588,983

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3% (e)		1,478,384

NET ASSETS - 100.0%		28,067,367

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,420,246	8.6%
Consumer Staples	465,150	1.7
Energy	1,442,259	5.1
Exchange Traded Fund	422,242	1.5
Financials	4,050,014	14.4
Health Care	565,084	2.0
Industrials	1,733,561	6.2
Information Technology	7,697,134	27.4
Materials	1,953,079	7.0
Real Estate	225,906	0.8
Telecommunication Services	1,009,519	3.6
Utilities	494,560	1.8
Short-Term Investments	4,110,229	14.6

Total Investments In Securities At Value	26,588,983	94.7
Other Assets in Excess of Liabilities (e)	1,478,384	5.3

Net Assets	$28,067,367	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of December 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2017 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(c)	Represents 7-day effective yield as of December 31, 2017.
(d)	All or a portion of the security pledged as collateral for swap contracts.
(e)	Includes appreciation/(depreciation) on swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

Preference -  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Total Return Basket Swaps Outstanding at December 31, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Effective Rate plus or minus a specified spread (-2.75% to -0.75%), which is denominated in PLN based on the local currencies of the positions within the swap.	57-61 months maturity 08/31/2022	$143,920	$47,075	$1,897	$48,972

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread (-13.10% to -0.75%), which is denominated in ZAR based on the local currencies of the positions within the swap.	49-61 months maturity 12/21/2021-10/18/2022	$315,809	$13,276	$4,613	$17,889

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stock

South Africa
Brait SE	(9,520)	$(32,062)	$2,889	0.0
Impala Platinum Holdings Ltd.	(78,282)	(205,300)	13,442	0.0
Pioneer Foods Group Ltd.	(3,765)	(41,450)	(2,836)	(0.0)
Sibanye Gold Ltd.	(28,972)	(36,997)	(219)	(0.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.75% to 0.70%), which is denominated in TRY based on the local currencies of the positions within the swap.	54-64 months maturity 05/30/2022-12/22/2022	$754,090	$27,413	$(5,906)	$21,507

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Turkey
BIM Birlesik Magazalar A/S	8,507	$174,944	$5,178	0.0
Ford Otomotiv Sanayi A/S	1,343	21,338	2,570	0.0
TAV Havalimanlari Holding A/S	7,101	42,030	7,460	0.0
Tofas Turk Otomobil Fabrikasi A/S	1,886	16,413	791	0.0
Turk Hava Yollari AO	81,799	338,621	15,032	0.1

Short Positions

Common Stock

Turkey
Arcelik A/S	(7,985)	(45,275)	(2,106)	(0.0)
Turkiye Halk Bankasi A/S	(40,632)	(115,469)	(1,512)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR plus or minus a specified spread (-5.00% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	49-61 months maturity 12/20/2021-12/22/2022	$12,000,214	$994,020	$(15,340)	$978,680

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

China
AAC Technologies Holdings, Inc.	12,000	$212,382	$(4,265)	(0.0)
Air China Ltd.	50,000	60,551	16,134	0.1
Aluminum Corp. of China Ltd.	180,000	128,496	3,846	0.0
ANTA Sports Products Ltd.	23,000	104,317	10,617	0.0
Bank of China Ltd.	310,000	151,818	(3,158)	(0.0)
Beijing Capital International Airport Co. Ltd.	42,000	63,217	3,623	0.0
Beijing Enterprises Holdings Ltd.	42,500	251,560	29,991	0.1
China Cinda Asset Management Co. Ltd.	813,000	296,855	(14,088)	(0.1)
China Construction Bank Corp.	447,000	411,487	51,657	0.2
China Evergrande Group	16,000	54,936	25,778	0.1
China Mobile Ltd.	54,500	551,106	(14,219)	(0.1)
China Overseas Land & Investment Ltd.	20,000	64,198	(3,651)	(0.0)
China Shenhua Energy Co. Ltd.	73,500	189,883	10,764	0.0
Chongqing Rural Commercial Bank Co. Ltd.	248,000	174,669	11,436	0.0
CNOOC Ltd.	91,000	130,641	16,975	0.1
Country Garden Holdings Co. Ltd.	47,000	89,290	21,899	0.1
CSPC Pharmaceutical Group Ltd.	154,000	310,252	57,834	0.2
Geely Automobile Holdings Ltd.	276,000	950,655	132,370	0.5
Great Wall Motor Co. Ltd.	111,000	126,697	(3,033)	(0.0)
Haitian International Holdings Ltd.	71,000	213,561	7,311	0.0
Industrial & Commercial Bank of China Ltd.	302,000	242,094	22,024	0.1
Jiangxi Copper Co. Ltd.	50,000	79,115	(2,343)	(0.0)
Kingsoft Corp. Ltd.	41,000	135,839	39,488	0.1
People’s Insurance Co. Group of China Ltd. (The)	169,000	82,991	6,671	0.0
PICC Property & Casualty Co. Ltd.	202,000	386,987	28,820	0.1
Sihuan Pharmaceutical Holdings Group Ltd.	221,000	79,322	(5,580)	(0.0)
Sinopec Engineering Group Co. Ltd.	88,000	83,372	5,548	0.0
Sunny Optical Technology Group Co. Ltd.	11,000	139,670	(18,647)	(0.1)
Tencent Holdings Ltd.	29,800	1,542,387	254,354	0.9
TravelSky Technology Ltd.	30,000	89,678	5,997	0.0
Weichai Power Co. Ltd.	56,000	61,178	9,649	0.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)

Hong Kong
Haier Electronics Group Co. Ltd.	192,000	$523,349	$48,316	0.2
Nine Dragons Paper Holdings Ltd.	244,000	389,879	2,900	0.0
Sino Biopharmaceutical Ltd.	231,000	408,387	124,337	0.4
Sun Art Retail Group Ltd.	81,500	85,968	9,327	0.0

Short Positions

Common Stock

China
Alibaba Health Information Technology Ltd.	(376,000)	(189,907)	(4,842)	(0.0)
BYD Co. Ltd.	(30,500)	(264,969)	(17,619)	(0.1)
CGN Power Co. Ltd.	(721,000)	(195,203)	8,863	0.0
China Coal Energy Co. Ltd.	(126,000)	(56,795)	5,264	0.0
China Galaxy Securities Co. Ltd.	(270,000)	(198,359)	44,317	0.2
China Railway Construction Corp. Ltd.	(60,500)	(70,046)	732	0.0
China State Construction International Holdings Ltd.	(216,000)	(301,727)	8,567	0.0
CITIC Securities Co. Ltd.	(72,000)	(148,092)	520	0.0
GF Securities Co. Ltd.	(48,000)	(96,329)	7,898	0.0
Haitong Securities Co. Ltd.	(121,600)	(176,024)	12,692	0.0
Huatai Securities Co. Ltd.	(89,600)	(177,963)	28,985	0.1
Kunlun Energy Co. Ltd.	(168,000)	(174,609)	(9,425)	(0.0)
Lenovo Group Ltd.	(612,000)	(344,625)	(402)	(0.0)
Zijin Mining Group Co. Ltd.	(210,000)	(79,276)	(7,102)	(0.0)

Hong Kong
Alibaba Pictures Group Ltd.	(890,000)	(119,490)	19,993	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread (-6.00% to 0.70%), which is denominated in USD based on the local currencies of the positions within the swap.	49-62 months maturity 12/20/2021-12/22/2022	$8,001,004	$128,851	$(54,352)	$74,499

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

India
Axis Bank Ltd.	1,784	$77,603	$10,198	0.0
Larsen & Toubro Ltd.	4,013	77,274	9,934	0.0
Reliance Industries Ltd.	6,132	174,083	60,913	0.2
State Bank of India	1,201	58,352	8,238	0.0

Malaysia
AirAsia Bhd.	110,200	91,224	28,872	0.1
CIMB Group Holdings Bhd.	12,100	19,542	3,051	0.0
Genting Bhd.	30,600	69,507	(2,061)	(0.0)
Genting Malaysia Bhd.	35,400	49,199	8,618	0.0
Hong Leong Bank Bhd.	5,100	21,419	2,081	0.0
Malayan Banking Bhd.	88,600	214,419	7,140	0.0
Malaysia Airports Holdings Bhd.	89,000	193,376	9,421	0.0
Petronas Chemicals Group Bhd.	20,700	39,346	3,267	0.0
Public Bank Bhd.	11,800	60,561	4,419	0.0

Russia
Gazprom PJSC, ADR	27,477	120,786	(1,860)	(0.0)
LUKOIL PJSC, ADR	2,166	123,410	7,105	0.0
MMC Norilsk Nickel PJSC, ADR	12,486	232,986	20,074	0.1
Novatek PJSC	426	51,161	2,548	0.0
Novolipetsk Steel PJSC	10,129	256,997	29,207	0.1
Severstal PJSC	6,292	96,286	(996)	(0.0)
Surgutneftegas OJSC, ADR	5,639	26,470	(1,191)	(0.0)
Tatneft PJSC, ADR	1,332	65,597	6,811	0.0

Thailand
Indorama Ventures PCL	46,900	76,512	10,171	0.0
PTT Global Chemical PCL	159,300	415,192	49,733	0.2
Thai Oil PCL	137,200	435,372	69,494	0.2

Short Positions

Common Stock

Brazil
BRF SA	(4,300)	(47,445)	8,884	0.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)

Brazil (continuted)
Centrais Eletricas Brasileiras SA	(44,800)	$(261,202)	$37,198	0.1
Cia Siderurgica Nacional SA	(36,200)	(91,452)	(4,791)	(0.0)
Lojas Americanas SA (Preference)	(45,500)	(233,871)	(2,160)	(0.0)
Raia Drogasil SA	(2,200)	(60,885)	(9,124)	(0.0)
Rumo SA	(20,860)	(81,564)	(9,291)	(0.0)
Ultrapar Participacoes SA	(2,600)	(58,786)	631	0.0

Mexico
Cemex SAB de CV, ADR	(2,656)	(19,920)	907	0.0
Grupo Televisa SAB, ADR	(2,925)	(54,610)	207	0.0
Russia
Magnit PJSC	(8,702)	(236,837)	55,396	0.2
South Korea
Amorepacific Corp.	(666)	(189,306)	(36,368)	(0.1)
BGF retail Co. Ltd.	(295)	(57,868)	(4,488)	(0.0)
CJ CheilJedang Corp.	(1,063)	(363,476)	(27,977)	(0.1)
CJ Corp.	(1,563)	(264,632)	(13,073)	(0.0)
CJ Logistics Corp.	(618)	(80,813)	10,362	0.0
GS Retail Co. Ltd.	(2,846)	(107,065)	(9,951)	(0.0)
Hanmi Pharm Co. Ltd.	(219)	(119,230)	(35,436)	(0.1)
Hanssem Co. Ltd.	(1,487)	(249,728)	(33,672)	(0.1)
Hanwha Techwin Co. Ltd.	(13,162)	(436,954)	(2,734)	(0.0)
Korea Aerospace Industries Ltd.	(2,736)	(121,250)	9,359	0.0
Kumho Petrochemical Co. Ltd.	(5,698)	(529,014)	(133,938)	(0.5)
Mirae Asset Daewoo Co. Ltd.	(2,956)	(25,294)	(557)	(0.0)
Pan Ocean Co. Ltd.	(22,903)	(112,539)	(659)	(0.0)
Samsung C&T Corp.	(6,031)	(708,913)	1,324	0.0
Shinsegae, Inc.	(310)	(86,856)	(27,048)	(0.1)

Thailand
True Corp. PCL	(1,475,600)	(279,911)	1,575	0.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (-1.00% to 0.50%), which is denominated in MXN based on the local currencies of the positions within the swap.	49-61 months maturity 12/20/2021-11/23/2022	$958,609	$58,608	$(2,800)	$55,808

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stock

Mexico
Arca Continental SAB de CV	7,800	$53,923	$3,895	0.0
Fibra Uno Administracion SA de CV	25,700	38,087	(2,112)	(0.0)
Gruma SAB de CV	1,410	17,877	(325)	(0.0)
Grupo Aeroportuario del Pacifico SAB de CV	2,000	20,556	2,376	0.0
Grupo Financiero Banorte SAB de CV	11,800	64,712	(10,851)	(0.0)
Grupo Mexico SAB de CV	11,600	38,294	3,742	0.0
Industrias Penoles SAB de CV	4,490	93,545	(2,362)	(0.0)
Mexichem SAB de CV	57,578	142,404	2,336	0.0
Wal-Mart de Mexico SAB de CV	186,843	457,926	62,812	0.2

Short Positions

Common Stock

Mexico
Alfa SAB de CV	(17,300)	(19,022)	(762)	(0.0)
Infraestructura Energetica Nova SAB de CV	(2,500)	(12,263)	(141)	(0.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at December 31, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Investment Companies	$2,400,000	$—	$2,400,000

The following reference rates, and their values as of period-end, are used for security descriptions:

Australian Bank-Bill Swap Reference Rate: 1.71%

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

Hong Kong Interbank Offered Rate (“HIBOR”): 1.19%

Johannesburg Interbank Agreed Rate: 6.91%

London Interbank Offered Rate (“LIBOR”): 1.56%

Mexico Equilibrium Interbank Interest Rate: 7.67%

Singapore Swap Offered Rate (“SOR”): 0.99%

Stockholm Interbank Offered Rate (“STIBOR”): -0.51%

Warsaw Interbank Effective Rate: 1.55%

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

See notes to Schedule of Investments.

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2017, the Trust consists of thirty-eight active series, twenty-four of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each Fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes.

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciations (depreciations). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods approaches and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,846,936,240	$—	$—	$1,846,936,240
Securities Lending Collateral	—	14,222,367	—	14,222,367
Short-Term Investments	—	40,389,967	—	40,389,967
Futures Contracts*	145,482	—	—	145,482

Total Assets	$1,847,081,722	$54,612,334	$—	$1,901,694,056

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$692,498,704	$—	$—	$692,498,704
Rights	—	—	627	627
Securities Lending Collateral	—	27,212,401	—	27,212,401
Short-Term Investments	—	19,558,806	—	19,558,806

Total Assets	$692,498,704	$46,771,207	$627	$739,270,538

LIABILITIES
Futures Contracts*	$(89,531)	$—	$—	$(89,531)

Total Liabilities	$(89,531)	$—	$—	$(89,531)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$41,374,949	$425,794,434	$—	$467,169,383
Securities Lending Collateral	—	81,342	—	81,342
Short-Term Investments	—	10,964,276	—	10,964,276
Futures Contracts*	128,710	—	—	128,710

Total Assets	$41,503,659	$436,840,052	$—	$478,343,711

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$103,277,428	$222,575,061	$—	$325,852,489
Securities Lending Collateral	—	3,234,779	—	3,234,779
Short-Term Investments	—	8,742,785	—	8,742,785
Futures Contracts*	139,301	—	—	139,301

Total Assets	$103,416,729	$234,552,625	$—	$337,969,354

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$240,811,198	$—	$—	$240,811,198
Exchange Traded Funds	7,400,028	—	—	7,400,028
Short-Term Investments	—	3,620,320	—	3,620,320

Total Assets	$248,211,226	$3,620,320	$—	$251,831,546

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$29,138,199	$—	$—	$29,138,199
Exchange Traded Funds	976,049	—	—	976,049
Rights	—	—	12	12
Securities Lending Collateral	—	1,050,081	—	1,050,081
Short-Term Investments	—	652,818	—	652,818

Total Assets	$30,114,248	$1,702,899	$12	$31,817,159

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$16,263,597	$164,709,766	$—	$180,973,363
Securities Lending Collateral	—	85,608	—	85,608
Short-Term Investments	—	4,678,620	—	4,678,620
Futures Contracts*	45,151	—	—	45,151

Total Assets	$16,308,748	$169,473,994	$—	$185,782,742

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$109,048,564	$248,966,546	$—		$358,015,110
Securities Lending Collateral	—	6,798,048	—		6,798,048
Short-Term Investments	—	9,409,115	—		9,409,115
Futures Contracts*	227,525	—	—		227,525

Total Assets	$109,276,089	$265,173,709	$—		$374,449,798

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$1,013,569,412	$—	$—		$1,013,569,412
Securities Lending Collateral	—	15,055,379	—		15,055,379
Short-Term Investments	—	16,143,164	—		16,143,164
Futures Contracts*	13,295	—	—		13,295

Total Assets	$1,013,582,707	$31,198,543	$—		$1,044,781,250

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$360,452,645	$—	$—	(a)	$360,452,645
Rights	—	—	—	(a)	— (a)
Securities Lending Collateral	—	20,232,081	—		20,232,081
Short-Term Investments	—	11,602,096	—		11,602,096
Warrants	—	—	1		1

Total Assets	$360,452,645	$31,834,177	$1		$392,286,823

LIABILITIES
Futures Contracts*	$(46,527)	$—	$—		$(46,527)

Total Liabilities	$(46,527)	$—	$—		$(46,527)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$13,811,460	$394,534,710	$816		$408,346,986
Securities Lending Collateral	—	313,414	—		313,414
Short-Term Investments	—	7,600,481	—		7,600,481
Futures Contracts*	19,970	—	—		19,970

Total Assets	$13,831,430	$402,448,605	$816		$416,280,851

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,278,037	$11,010,018	$—	(a)	$13,288,055
Exchange Traded Funds†	283,710	—	—		283,710
Securities Lending Collateral	—	19,896	—		19,896
Short-Term Investments	—	25,293	—		25,293

Total Assets	$2,561,747	$11,055,207	$—	(a)	$13,616,954

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$186,860,747	$—	$—		$186,860,747
Securities Lending Collateral	—	1,222,281	—		1,222,281
Short-Term Investments	—	9,775,909	—		9,775,909
Futures Contracts*	25,693	—	—		25,693

Total Assets	$186,886,440	$10,998,190	$—		$197,884,630

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$54,240,875	$—	$—	$54,240,875
Exchange Traded Funds	1,120,428	—	—	1,120,428
Securities Lending Collateral	—	3,497,021	—	3,497,021
Short-Term Investments	—	1,025,621	—	1,025,621

Total Assets	$55,361,303	$4,522,642	$—	$59,883,945

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$3,492,268	$104,893,682	$—	$108,385,950
Securities Lending Collateral	—	405,145	—	405,145
Short-Term Investments	—	4,389,046	—	4,389,046
Futures Contracts*	29,517	—	—	29,517

Total Assets	$3,521,785	$109,687,873	$—	$113,209,658

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,284,207,494	$—	$—	$1,284,207,494
Securities Lending Collateral	—	53,815	—	53,815
Short-Term Investments	—	35,487,072	—	35,487,072
Futures Contracts*	142,401	—	—	142,401

Total Assets	$1,284,349,895	$35,540,887	$—	$1,319,890,782

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$23,905,699	$169,101,860	$—	$193,007,559
Securities Lending Collateral	—	940,445	—	940,445
Short-Term Investments	—	4,057,184	—	4,057,184
Futures Contracts*	31,734	—	—	31,734

Total Assets	$23,937,433	$174,099,489	$—	$198,036,922

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$15,236,306	$55,144,154	$1	$70,380,461
Securities Lending Collateral	—	1,400,945	—	1,400,945
Short-Term Investments	—	3,333,501	—	3,333,501
Futures Contracts*	111,659	—	—	111,659

Total Assets	$15,347,965	$59,878,600	$1	$75,226,566

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$166,103,917	$100,021,032	$147	$266,125,096
Short-Term Investments	—	33,407,021	—	33,407,021
Futures Contracts*	695,241	—	—	695,241
Forward Foreign Currency Exchange Contracts*	—	2,144,430	—	2,144,430
Total Return Swaps Contracts*	—	473,334	—	473,334

Total Assets	$166,799,158	$136,045,817	$147	$302,845,122

LIABILITIES
Futures Contracts*	$(573,296)	$—	$—	$(573,296)
Forward Foreign Currency Exchange Contracts*	—	(2,416,219)	—	(2,416,219)
Total Return Swaps Contracts*	—	(67,722)	—	(67,722)

Total Liabilities	$(573,296)	$(2,483,941)	$—	$(3,057,237)

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$318,174	$370,526,336	$218	$370,844,728
Securities Lending Collateral	—	297,602	—	297,602
Short-Term Investments	—	38,947,495	—	38,947,495
Futures Contracts*	1,560,037	—	—	1,560,037
Forward Foreign Currency Exchange Contracts*	—	1,716,811	—	1,716,811
Total Return Swaps Contracts*	—	335,943	—	335,943

Total Assets	$1,878,211	$411,824,187	$218	$413,702,616

LIABILITIES
Futures Contracts*	$(1,857,838)	$—	$—	$(1,857,838)
Forward Foreign Currency Exchange Contracts*	—	(1,695,001)	—	(1,695,001)
Total Return Swaps Contracts*	—	(180,084)	—	(180,084)

Total Liabilities	$(1,857,838)	$(1,875,085)	$—	$(3,732,923)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$23,047,486	$—	$—	$23,047,486
Exchange Traded Funds	268,461	—	—	268,461
Short-Term Investments	—	213,823	—	213,823

Total Assets	$23,315,947	$213,823	$—	$23,529,770

LIABILITIES
Common Stocks (Sold Short)	$(5,475,143)	$—	$—	$(5,475,143)

Total Liabilities	$(5,475,143)	$—	$—	$(5,475,143)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$4,283,371	$—	$—	$4,283,371
Exchange Traded Funds	45,738	—	—	45,738
Rights	—	—	2	2
Short-Term Investments	—	17,905	—	17,905

Total Assets	$4,329,109	$17,905	$2	$4,347,016

LIABILITIESd
Common Stocks (Sold Short)	$(1,039,211)	$—	$—	$(1,039,211)

Total Liabilities	$(1,039,211)	$—	$—	$(1,039,211)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$19,967	$45,726,968	$24	$45,746,959
Short-Term Investments	—	3,526,431	—	3,526,431

Total Assets	$19,967	$49,253,399	$24	$49,273,390

LIABILITIES
Common Stocks (Sold Short)†	$(44)	$(10,512,336)	$—	$(10,512,380)
Rights (Sold Short)†	(138)	—	—	(138)
Futures Contracts*	(2,467)	—	—	(2,467)

Total Liabilities	$(2,649)	$(10,512,336)	$—	$(10,514,985)

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$8,502,473	$13,554,039	$—	(a)	$22,056,512
Exchange-Traded Funds†	422,242	—	—		422,242
Short-Term Investments	—	4,110,229	—		4,110,229
Total Return Basket Swaps Contracts*	—	1,197,355	—		1,197,355

Total Assets	$8,924,715	$18,861,623	$—	(a)	$27,786,338

*	Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended December 31, 2017, the amount of securities that transferred from Level 1 into Level 2 for the AQR Emerging Relaxed Constraint Equity Fund was $20,466. There were no transfers of investments between levels for any of the remaining Funds.

During the period ended December 31, 2017, there were no transfers of investments between levels for any of the Funds. There were no Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at December 31, 2017, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended December 31, 2017 are as follows:

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$145,482	$—	$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	89,531	—	—
AQR International Multi-Style Fund	128,710	—	—	—	—	—
AQR Emerging Multi-Style Fund	139,301	—	—	—	—	—
AQR TM International Multi-Style Fund	45,151	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	227,525	—	—	—	—	—
AQR Large Cap Momentum Style Fund	13,295	—	—	—	—	—
AQR Small Cap Momentum Style Fund	—	—	—	46,527	—	—
AQR International Momentum Style Fund	19,970	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	25,693	—	—	—	—	—
AQR TM International Momentum Style Fund	29,517	—	—	—	—	—
AQR Large Cap Defensive Style Fund	142,401	—	—	—	—	—
AQR International Defensive Style Fund	31,734	—	—	—	—	—
AQR Emerging Defensive Style Fund	111,659	—	—	—	—	—
AQR Global Equity Fund	695,241	473,334	—	573,296	67,722	—
AQR International Equity Fund	1,560,037	335,943	—	1,857,838	180,084	—
AQR International Relaxed Constraint Equity Fund	—	—	—	2,467	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	1,197,355	—	—	—	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	2,144,430	—	—	2,416,219
AQR International Equity Fund	—	—	1,716,811	—	—	1,695,001

Netting:
AQR Global Equity Fund	(573,296)	(67,722)	(2,144,430)	(573,296)	(67,722)	(2,144,430)
AQR International Equity Fund	(1,560,037)	(180,084)	(1,695,001)	(1,560,037)	(180,084)	(1,695,001)
AQR Emerging Relaxed Constraint Equity Fund	—	—	—	—	—	—

Net Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	145,482	—	—	—	—	—
AQR Small Cap Multi-Style Fund	—	—	—	89,531	—	—
AQR International Multi-Style Fund	128,710	—	—	—	—	—
AQR Emerging Multi-Style Fund	139,301	—	—	—	—	—
AQR TM International Multi-Style Fund	45,151	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	227,525	—	—	—	—	—
AQR Large Cap Momentum Style Fund	13,295	—	—	—	—	—
AQR Small Cap Momentum Style Fund	—	—	—	46,527	—	—
AQR International Momentum Style Fund	19,970	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	25,693	—	—	—	—	—
AQR TM International Momentum Style Fund	29,517	—	—	—	—	—
AQR Large Cap Defensive Style Fund	142,401	—	—	—	—	—
AQR International Defensive Style Fund	31,734	—	—	—	—	—
AQR Emerging Defensive Style Fund	111,659	—	—	—	—	—
AQR Global Equity Fund	121,945	405,612	—	—	—	271,789
AQR International Equity Fund	—	155,859	21,810	297,801	—	—
AQR International Relaxed Constraint Equity Fund	—	—	—	2,467	—	—
AQR Emerging Relaxed Constraint Equity Fund.	—	1,197,355	—	—	—	—

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

6. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance

Notes to Schedules of Investments	December 31, 2017 (Unaudited)

is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

7. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with, and adoption of, these rules will have no effect on the Funds’ net assets or results of operations. Management is continuing to evaluate the impact on the disclosure and presentation of the Funds’ financial statements.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 updates the accounting standards to shorten the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The update applies to securities with explicit, non contingent call features that are callable at fixed prices and on preset dates. The Funds are required to apply ASU 2017-08 for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Management is currently evaluating the impact of ASU 2017-08.

8. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 28, 2018

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
February 28, 2018